UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                      File No.  333-56073

Pre Effective Amendment No.	☐

Post Effective Amendment No. 18	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                             File No.  811-08241

Amendment No. 99	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

Nationwide Life Insurance Company: •Nationwide Variable Account – II •Nationwide Variable Account – 9

Prospectus supplement dated May 1, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The "Nationwide Allocation Architect" subsection under the "Contract Owner Services" section is being updated to reflect the change in investment adviser from Nationwide Investment Services Corporation ("NISC") to Nationwide Investment Advisors, LLC ("NIA").  The subsection is hereby replaced with the following:

Nationwide Allocation Architect

Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of these available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

1

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.
NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

2

The Best of America® V
NEA Valuebuilder Select

Nationwide Life Insurance Company
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 33.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.
AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Global Health Care Fund: Series I Shares
•	AIM V.I. Global Real Estate Fund: Series I Shares
•	AIM V.I. International Growth Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class
•	VIP High Income Portfolio: Service Class R†
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class

3

Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class
•	VIP Freedom Fund 2020 Portfolio: Service Class
•	VIP Freedom Fund 2030 Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 1
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class (formerly, AMT Limited Maturity Bond Portfolio)
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust (“GVIT”))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Growth Fund: Class III†
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly, GVIT Small Cap Value Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly, GVIT Small Company Fund: Class I)
•	Nationwide NVIT Global Health Sciences Fund:
Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class III†
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class III†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class III†
•	Van Kampen NVIT Comstock Value Fund: Class I
•	Van Kampen NVIT Multi Sector Bond Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
PIMCO Variable Insurance Trust
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Royce Capital Fund
•	Royce Micro-Cap Portfolio
SBL Fund
•	Series D (Global Series)
•	Series J (Mid Cap Growth Series)
•	Series N (Managed Asset Allocation Series)
•	Series O (Equity Income Series)
•	Series P (High Yield Series)
•	Series Q (Small Cap Value Series)
•	Series V (Mid Cap Value Series)
•	Series X (Small Cap Growth Series)
•	Series Y (Select 25 Series)
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	International Magnum Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

4

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:
Class I
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004:
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund: Class III†
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002:
Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:
Credit Suisse Trust
•	Large Cap Value Portfolio

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007:
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006:
J.P. Morgan Series Trust II
•	J.P. Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005:
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004:
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003:
Nationwide Variable Insurance Trust
•	Gartmore NVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002:
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT International Growth Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

5

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate variable annuity payments.

Contract value - The total value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

NCUSIF-National Credit Union Share Insurance Fund.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - Each day the New York Stock Exchange is open for business.

Variable account - Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

6

Table of Contents	Page
Glossary of Special Terms	6
Contract Expenses	9
Underlying Mutual Fund Annual Expenses	10
Example	11
Synopsis of the Contracts	11
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	12
Condensed Financial Information	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation.	13
Security Distributors, Inc.	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	16
Contract Maintenance Charge
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	18
CDSC Options and Charges
Optional Death Benefits
Contract Ownership	20
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	21
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	24
Surrender (Redemption)	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

7

Table of Contents (continued)	Page
Loan Privilege	26
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	27
Contract Owner Services	27
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	29
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	35
Appendix A: Underlying Mutual Funds	36
Appendix B: Condensed Financial Information	49
Appendix C: Contract Types and Tax Information	93

8

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Maximum Annual Contract Maintenance Charge	$15[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option Total Variable Account Charges (including this option only)	0.15%[7] 1.25%
(continued on next page)

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary.  This charge is waived for any contract valued at $25,000 or more on any contract anniversary.

6 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

7 Range of Five-Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.

9

Recurring Contract Expenses (continued)
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%[1] 1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.15%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.25%
Death Benefit Options (an applicant may elect one or both)
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.15%
Optional 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.20%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional One-Year Step Up Death Benefit	0.05%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.70%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	11.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Global Utilities Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT International Growth Fund: Class III

1If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

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•	Nationwide Variable Insurance Trust – Gartmore NVIT Worldwide Leaders Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Financial Services Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Health Sciences Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Technology and Communications Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT U.S. Growth Leaders Fund: Class III
•	Nationwide Variable Insurance Trust – NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust – NVIT International Value Fund: Class III
•	Nationwide Variable Insurance Trust –NVIT Nationwide® Leaders Fund: Class III
•	Janus Aspen Series – Global Technology Portfolio: Service II Shares
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund: Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (1.70%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (11.49%)	2,031	4,285	6,120	9,500	1,401	3,835	5,850	9,500	*	3,835	5,850	9,500
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	835	1,083	1,356	2,342	205	633	1,086	2,342	*	633	1,086	2,342

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment Only (Qualified Plan);
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contract;
•	Roth IRAs;
•	Simplified Employee Pension ("SEP IRAs");
•	Simple IRA; and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C of this prospectus.

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Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity	$0	$25

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary.  This charge will be waived if the contract value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs.  The charge associated with each option is charged as a percentage of the daily net assets of the variable account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

Two optional death benefits are available under the contract.  Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

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Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual fund based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased

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or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  Allocations to Guaranteed Term Options are not subject to variable account charges.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s)unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that

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the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

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Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.  Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the contract value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

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Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments (15% of all purchase payments if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the five Year CDSC option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent

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purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

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The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal Without Charge and
Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Additional CDSC Waiver Options for Tax Sheltered Annuities

10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the contract owner has been the owner of the contract for 10 years; and

2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Optional Death Benefits

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the option(s) chosen. Nationwide may lower either of these charges at any time without notifying contract owners.  Nationwide may realize a profit from the charges assessed for these options.  Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the

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most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the third contract anniversary has passed; and

•	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

•	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

•	Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner has not been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and

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there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity	$0	$25

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	amounts allocated to the fixed account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

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Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.10% to 1.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict

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or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

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Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	a $15 Contract Maintenance Charge, if applicable;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten-day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

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Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)
ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset rebalancing.

Nationwide reserves the right to stop establishing new Asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R, NVIT – Federated NVIT High Income Bond Fund: Class III, NVIT – Nationwide NVIT Government Bond Fund: Class I and NVIT – Nationwide NVIT Money Market Fund: Class I to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

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Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers do not count as transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program, which transfers amounts from the fixed account to the variable account, is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the contract owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

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Annuitizing the Contract

Annuitization Date
The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.
The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds
Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:
•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•	an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to

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intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.
If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	And …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contingent owner, but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner, and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

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If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, the remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.
  Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive

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activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and

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other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Capital growth.

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         High total return through growth of capital and current income.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

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American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Investment Objective:                                                         Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                         FMR
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

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Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

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Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

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Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

41

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:
Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company

Investment Objective:                                                         Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:
American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company

Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

42

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

43

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Long-term capital growth and, secondarily, current income.

44

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

45

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in "growth type" companies.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum total return consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio
Investment Adviser:                                                         Royce & Associates, LLC
Investment Objective:                                                         Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:                                                         Security Management Company, LLC
Sub-adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital growth.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:                                                         Security Management Company, LLC
Investment Objective:                                                         Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:                                                         Security Management Company, LLC
Sub-adviser:                                                         T. Rowe Price Associates, Inc.
Investment Objective:                                                         High level of total return.

SBL Fund - Series O (Equity Income Series)
Investment Adviser:                                                         Security Management Company, LLC
Sub-adviser:                                                         T. Rowe Price Associates, Inc.
Investment Objective:                                                         Substantial dividend income and capital appreciation.

SBL Fund - Series P (High Yield Series)
Investment Adviser:                                                         Security Management Company, LLC
Investment Objective:                                                         High current income and capital appreciation as a secondary objective.

SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:                                                         Security Management Company, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Capital growth.

SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:                                                         Security Management Company, LLC
Investment Objective:                                                         Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:                                                         Security Management Company, LLC
Sub-adviser:                                                         RS Investment Management, L.P.
Investment Objective:                                                         Long-term growth of capital.

SBL Fund - Series Y (Select 25 Series)
Investment Adviser:                                                         Security Management Company, LLC
Investment Objective:                                                         Long-term growth of capital.

46

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

47

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

48

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.10%) and contracts with all available optional benefits available on December 31, 2006 (the maximum variable account charge of 1.70%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                      1-800-848-6331, TDD 1-800-238-3035
writing:                      Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
      checking on-line at:    www.nationwide.com

The Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R, Janus Aspen Series – INTECH Risk Managed Core Portfolio: Service Shares, Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 were added to the variable account effective May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.655337	6.55%	92	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.892531	-1.07%	83	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.094887	0.95%	632	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.689063	6.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.766269	27.66%	0	2006*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001
	14.608384	12.914785	-11.59%	290,153	2000
	12.515499	14.608384	16.72%	92,217	1999
	10.000000	12.515499	25.15%	2,007	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001
	19.569739	16.098754	-17.74%	99,177	2000
	12.062037	19.569739	62.24%	21,445	1999
	10.000000	12.062037	20.62%	562	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.628843	15.616113	23.65%	78,054	2006
	11.289865	12.628843	11.86%	70,031	2005
	9.919506	11.289865	13.81%	55,974	2004
	8.055362	9.919506	23.14%	35,614	2003
	10.000000	8.055362	-19.45%	19,325	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.071995	10.72%	9,059	2006*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.901260	10.428461	-4.34%	32,882	2006
	10.788517	10.901260	1.05%	25,997	2005
	9.856273	10.788517	9.46%	14,450	2004
	7.979129	9.856573	23.53%	4,867	2003
	10.000000	7.979129	-20.21%	1,675	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001
	11.060928	12.924722	16.85%	17,917	2000
	11.279817	11.060928	-1.94%	9,493	1999
	10.000000	11.279817	12.80%	4	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.556470	-4.44%	214	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.973459	16.764679	11.96%	1,564	2006
	13.035094	14.973459	14.87%	1,564	2005
	11.170519	13.035094	16.69%	1,565	2004
	7.649197	11.170519	46.04%	1,556	2003
	11.746746	7.649197	-34.88%	2,014	2002
	16.644686	11.746746	-29.43%	2,122	2001
	20.760969	16.644686	-19.83%	5,260	2000
	12.839012	20.760969	61.70%	1,421	1999
	10.000000	12.839012	28.39%	40	1998*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.572149	15.927192	17.35%	380	2006
	11.684919	13.572149	16.15%	557	2005
	10.296848	11.684919	13.48%	560	2004
	7.822670	10.296848	31.63%	637	2003
	9.875436	7.822670	-20.79%	640	2002
	12.847895	9.875436	-23.14%	719	2001
	17.529681	12.847895	-26.71%	2,889	2000
	11.551939	17.529681	51.75%	756	1999
	10.000000	11.551939	15.52%	2	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.905426	17.594513	18.04%	5,032	2006
	13.935865	14.905426	6.96%	4,483	2005
	12.655306	13.935865	10.12%	4,479	2004
	10.223346	12.655306	23.79%	4,140	2003
	13.441552	10.223346	-23.94%	3,648	2002
	13.464612	13.441552	-0.17%	2,797	2001
	12.499772	13.464612	7.72%	4,788	2000
	11.896081	12.499772	5.07%	1,706	1999
	10.000000	11.896081	18.96%	142	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001
	16.447766	14.472958	-12.01%	768,604	2000
	12.784895	16.447766	28.65%	132,858	1999
	10.000000	12.784895	27.85%	3,291	1998*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001
	14.867150	13.339745	-10.27%	1,255,447	2000
	12.464249	14.867150	19.28%	320,723	1999
	10.000000	12.464249	24.64%	16,248	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001
	13.657521	13.420126	-1.74%	245,175	2000
	12.389971	13.657521	10.23%	53,990	1999
	10.000000	12.389971	23.90%	11,546	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.319312	3.19%	298	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001
	9.796953	10.702323	9.24%	3,292	2000
	10.000000	9.796953	-2.03%	6,059	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001
	12.410474	13.294130	7.12%	213,299	2000
	11.809798	12.410474	5.09%	110,660	1999
	10.000000	11.809798	18.10%	2,692	1998*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001
	17.534950	15.423665	-12.04%	698,416	2000
	12.914475	17.534950	35.78%	269,474	1999
	10.000000	12.914475	29.14%	12,393	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001
	11.255695	8.615157	-23.46%	135,220	2000
	10.530579	11.255695	6.89%	38,431	1999
	10.000000	10.530579	5.31%	262	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001
	17.171657	13.731142	-20.04%	52,347	2000
	12.187321	17.171657	40.90%	12,327	1999
	10.000000	12.187321	21.87%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001
	15.712599	14.497111	-7.74%	559,132	2000
	12.797152	15.712599	22.78%	167,682	1999
	10.000000	12.797152	27.97%	2,513	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001
	12.683293	10.389625	-18.08%	83,616	2000
	12.309512	12.683293	3.04%	47,217	1999
	10.000000	12.309512	23.10%	1,093	1998*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.869805	-1.30%	38,517	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.526627	5.27%	6,955	2006*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.566834	5.67%	5,794	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.389333	-6.11%	19,196	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.170851	1.71%	6,067	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.463874	4.64%	2,705	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001
	10.000000	8.152720	-18.47%	140,862	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001
	10.000000	6.515527	-34.84%	111,382	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.279830	13.489837	45.37%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001
	10.000000	8.189524	-18.10%	146,837	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.810633	23.003732	45.50%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisors Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.746244	-2.54%	25	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.611499	18.627004	12.13%	36,154	2006
	15.495457	16.611499	7.20%	34,312	2005
	13.528328	15.495457	14.54%	32,875	2004
	10.381389	13.528328	30.31%	31,724	2003
	14.271602	10.381389	-27.26%	26,808	2002
	14.652210	14.271602	-2.60%	20,808	2001
	14.648600	14.652210	0.02%	68,897	2000
	12.887023	14.648600	13.67%	14,049	1999
	10.000000	12.887023	28.87%	226	1998*

Neuberger Berman Advisors Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.282040	2.82%	11,971	2006*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.738599	18.987585	13.44%	94,619	2006
	14.879545	16.738599	12.49%	98,494	2005
	12.935499	14.879545	15.03%	96,270	2004
	10.212487	12.935499	26.66%	85,750	2003
	14.613925	10.212487	-30.12%	72,479	2002
	19.610857	14.613925	-25.48%	58,852	2001
	21.426404	19.610857	-8.47%	129,229	2000
	14.077949	21.426404	52.20%	21,706	1999
	10.000000	14.077949	40.78%	183	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.595294	18.422371	11.01%	90,746	2006
	14.214218	16.595294	16.75%	74,080	2005
	12.080039	14.214218	17.67%	48,386	2004
	9.041691	12.080039	33.60%	37,069	2003
	12.052088	9.041691	-24.98%	29,727	2002
	12.541566	12.052088	-3.90%	26,251	2001
	12.591929	12.541566	-0.40%	40,609	2000
	11.858021	12.591929	6.19%	22,959	1999
	10.000000	11.858021	18.58%	1,638	1998*

Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.193716	1.94%	3,426	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.461879	4.62%	5,251	2006*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.288678	2.89%	30,892	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001
	10.552305	9.573036	-9.28%	12,666	2000
	10.339812	10.552305	2.06%	6,179	1999
	10.000000	10.339812	3.40%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001
	10.000000	8.689073	-13.11%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.206283	17.971585	36.08%	7,283	2006
	12.540332	13.206283	5.31%	3,007	2005
	9.757613	12.540332	28.52%	1,493	2004
	7.945569	9.757613	22.81%	54	2003
	10.000000	7.945569	-20.54%	28	2002*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001
	10.000000	9.225133	-7.75%	751	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001
	14.846771	12.874957	-13.28%	31,439	2000
	12.212250	14.846771	21.57%	6,840	1999
	10.000000	12.212250	22.12%	86	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.052559	12.270286	11.02%	88,087	2006
	10.898060	11.052559	1.42%	67,443	2005
	10.156816	10.898060	7.30%	47,884	2004
	8.672706	10.156816	17.11%	42,236	2003
	10.000553	8.672706	-13.28%	30,584	2002
	10.498193	10.000553	-4.74%	22,049	2001
	10.651741	10.498193	-1.44%	47,617	2000
	10.677473	10.651741	-0.24%	22,586	1999
	10.000000	10.677473	6.77%	737	1998*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001
	20.352098	16.874259	-17.09%	26,669	2000
	10.000000	20.352098	103.52%	352	1999*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001
	16.391038	18.027390	9.98%	75,128	2000
	12.964349	16.391038	26.43%	6,078	1999
	10.000000	12.964349	29.64%	2	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001
	17.267747	18.598401	7.71%	67,342	2000
	12.123056	17.267747	42.44%	11,156	1999
	10.000000	12.123056	21.23%	918	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.270216	19.364253	19.02%	7,053	2006
	14.797628	16.270216	9.95%	3,116	2005
	12.352452	14.797628	19.80%	2,409	2004
	8.829190	12.352452	39.90%	1,341	2003
	10.000000	8.829190	-11.71%	114	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.079189	13.285271	1.58%	21,781	2006
	12.196830	13.079189	7.23%	15,595	2005
	11.435502	12.196830	6.66%	10,067	2004
	8.453928	11.435502	35.27%	4,522	2003
	10.000000	8.453928	-15.46%	580	2002*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.997766	3.296017	9.95%	12,798	2006
	3.046771	2.997766	-1.61%	13,235	2005
	2.953284	3.046771	3.17%	15,065	2004
	1.923621	2.953284	53.53%	21,467	2003
	3.399372	1.923621	-43.41%	25,216	2002
	6.001519	3.399372	-43.36%	19,102	2001
	10.000000	6.001519	-39.98%	17,439	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.114941	12.211308	9.86%	22,074	2006
	11.296144	11.114941	-1.60%	16,832	2005
	10.953168	11.296144	3.13%	14,786	2004
	7.136357	10.953168	53.48%	8,773	2003
	10.000000	7.136357	-28.64%	2,023	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001
	9.515930	10.591943	11.31%	150,095	2000
	9.853072	9.515930	-3.42%	90,312	1999
	10.000000	9.853072	-1.47%	2,793	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001
	12.829034	9.321861	-27.34%	393,628	2000
	12.439602	12.829034	3.13%	281,903	1999
	10.000000	12.439602	24.40%	8,312	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.272001	15.513950	8.70%	79,479	2006
	13.149289	14.272001	8.54%	77,783	2005
	11.527438	13.149289	14.07%	80,426	2004
	8.317327	11.527438	38.60%	67,969	2003
	13.352487	8.317327	-37.71%	58,534	2002
	19.374164	13.352487	-31.08%	50,539	2001
	23.148836	19.374164	-16.31%	90,671	2000
	12.668723	23.148836	82.72%	19,350	1999
	10.000000	12.668723	26.69%	23	1998*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001
	10.468792	10.978256	4.87%	209,798	2000
	10.095781	10.468792	3.69%	165,880	1999
	10.000000	10.095781	0.96%	2,487	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.928088	13.735670	-1.38%	15,999	2006
	12.574815	13.928088	10.76%	7,624	2005
	11.307350	12.574815	11.21%	5,800	2004
	7.502155	11.307350	50.72%	7,906	2003
	10.000000	7.502155	-24.98%	697	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.882719	8.83%	1,798	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001
	14.654661	16.698444	13.95%	31,437	2000
	12.253848	14.654661	19.59%	1,411	1999
	10.000000	12.253848	22.54%	0	1998*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001
	12.684916	12.280107	-3.19%	701,784	2000
	11.993303	12.684916	5.77%	422,892	1999
	10.000000	11.993303	19.93%	17,305	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.554291	16.715523	14.85%	9,907	2006
	13.341517	14.554291	9.09%	5,847	2005
	11.357826	13.341517	17.47%	1,481	2004
	9.143759	11.357826	24.21%	647	2003
	10.000000	9.143759	-8.56%	616	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001
	13.882376	12.271980	-11.60%	10,551	2000
	11.846282	13.882376	17.19%	4,561	1999
	10.000000	11.846282	18.46%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001
	10.290756	10.753649	4.50%	7,527	2000
	10.245831	10.290756	0.44%	3,519	1999
	10.000000	10.245831	2.46%	66	1998*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001
	18.556149	18.310774	-1.32%	220,567	2000
	13.244991	18.556149	40.10%	52,838	1999
	10.000000	13.244991	32.45%	260	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001
	10.000000	9.528196	-4.72%	19,705	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001
	14.854438	13.402637	-9.77%	105,849	2000
	12.340636	14.854438	20.37%	28,147	1999
	10.000000	12.340636	23.41%	325	1998*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.021096	0.21%	10,834	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001
	23.954947	21.029849	-12.21%	211,195	2000
	13.191805	23.954947	81.59%	28,014	1999
	10.000000	13.191805	31.92%	85	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.625035	16.25%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.592642	5.93%	0	2006*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.565055	5.65%	7,441	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	11.012919	10.13%	23,280	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.266165	2.66%	464	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001
	14.580968	16.063592	10.17%	3,465	2000
	11.395495	14.580968	27.95%	606	1999
	10.000000	11.395495	13.95%	0	1998*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.048885	8.698904	8.08%	41,494	2006
	6.922052	8.048885	16.28%	38,102	2005
	5.755939	6.922052	20.26%	32,136	2004
	4.105313	5.755939	40.21%	26,874	2003
	6.029777	4.105313	-31.92%	22,459	2002
	8.625825	6.029777	-30.10%	11,205	2001
	10.000000	8.625825	-13.74%	3,184	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.527219	38.948823	36.53%	141,738	2006
	24.641706	28.527219	15.77%	126,202	2005
	18.267262	24.641706	34.90%	89,955	2004
	13.431758	18.267262	36.00%	57,704	2003
	13.688917	13.431758	-1.88%	46,423	2002
	12.601811	13.688917	8.63%	19,691	2001
	12.117726	12.601811	3.99%	23,407	2000*

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001
	25.026598	14.389442	-42.50%	15,321	2000
	12.634284	25.026598	98.08%	4,569	1999
	10.000000	12.634284	26.34%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001
	11.869689	13.078363	10.18%	1,189	2000
	9.918535	11.869689	19.67%	259	1999
	10.000000	9.918535	-0.81%	62	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.423797	12.679023	10.99%	136,793	2006
	10.706330	11.423797	6.70%	137,260	2005
	9.156942	10.706330	16.92%	139,164	2004
	6.757847	9.156942	35.50%	112,373	2003
	9.337249	6.757847	-27.62%	93,116	2002
	9.804830	9.337249	-4.77%	48,140	2001
	10.000000	9.804830	-2.17%	13,602	2000*

71

Maximum Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.839172	13.530439	14.29%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.652960	6.53%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.723212	27.23%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	0	2003
	8.623786	6.834929	-20.74%	0	2002
	9.573565	8.623786	-9.92%	0	2001
	10.894734	9.573565	-12.13%	0	2000

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	0	2001
	15.314929	12.522513	-18.23%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.350255	15.179269	22.91%	0	2006
	11.107999	12.350255	11.18%	0	2005
	9.819250	11.107999	13.12%	0	2004
	8.022584	9.819250	22.40%	0	2003
	10.000000	8.022584	-19.77%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.289251	16.667321	16.64%	0	2006
	13.839011	14.289251	3.25%	0	2005
	12.313381	13.839011	12.39%	0	2004
	9.713280	12.313381	26.77%	0	2003
	11.308628	9.713280	-14.11%	0	2002
	10.197744	11.308628	10.89%	0	2001
	8.780117	10.197744	16.15%	0	2000

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.517919	-4.82%	0	2006*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	29.86%	0	2001
	15.621586	12.448592	-20.13%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650222	10.672586	-27.15%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	0	2001
	9.340613	10.000956	7.07%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.979641	14.598370	12.47%	0	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001
	11.868131	10.380157	-12.54%	0	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	8.956764	10.169522	13.54%	0	2006
	8.702901	8.956764	2.92%	0	2005
	8.001922	8.702901	8.76%	0	2004
	6.341490	8.001922	26.18%	0	2003
	8.309551	6.341490	-23.68%	0	2002
	9.626823	8.309551	-13.68%	0	2001
	10.794215	9.626823	-10.81%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	0	2001
	10.184154	9.946799	-2.33%	0	2000

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.610701	12.911892	2.39%	0	2006
	12.663894	12.610701	-0.42%	0	2005
	12.432845	12.663894	1.86%	0	2004
	12.086367	12.432845	2.87%	0	2003
	11.248475	12.086367	7.45%	0	2002
	10.594913	11.248475	6.17%	0	2001
	9.757496	10.594913	8.58%	0	2000

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.158574	16.416913	15.95%	0	2006
	12.110746	14.158574	16.91%	0	2005
	10.855078	12.110746	11.57%	0	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.868824	8.036133	-18.58%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.007946	14.858647	14.23%	0	2006
	12.902636	13.007946	0.82%	0	2005
	11.515065	12.902636	12.05%	0	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.484257	4.84%	0	2006*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.351449	-6.49%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.806451	8.373693	7.27%	0	2006
	7.055157	7.806451	10.65%	0	2005
	6.083963	7.055157	15.96%	0	2004
	5.147573	6.083963	18.19%	0	2003
	6.228852	5.147573	-17.36%	0	2002
	8.107133	6.228852	-23.17%	0	2001
	10.000000	8.107133	-18.93%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	0	2002
	6.479020	3.991639	-38.39%	0	2001
	10.000000	6.479020	-35.21%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.951137	12.933362	44.49%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	0	2001
	10.000000	8.143702	-18.56%	0	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.461983	22.360465	44.62%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	0	2003
	10.000000	7.719236	-22.81%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.899300	12.147803	11.45%	0	2006
	10.228883	10.899300	6.55%	0	2005
	8.984815	10.228883	13.85%	0	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	0	2001
	9.968645	9.910972	-0.58%	0	2000

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.240608	2.41%	0	2006*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.496834	12.962624	12.75%	0	2006
	10.282120	11.496834	11.81%	0	2005
	8.993282	10.282120	14.33%	0	2004
	7.143412	8.993282	25.90%	0	2003
	10.284686	7.143412	-30.54%	0	2002
	13.886316	10.284686	-25.94%	0	2001
	15.264119	13.886316	-9.03%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.077412	13.325981	10.34%	0	2006
	10.407471	12.077412	16.05%	0	2005
	8.898815	10.407471	16.95%	0	2004
	6.701201	8.898815	32.79%	0	2003
	8.986985	6.701201	-25.43%	0	2002
	9.409456	8.986985	-4.49%	0	2001
	9.504551	9.409456	-1.00%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.152648	1.53%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.719544	7.20%	0	2006*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.247234	2.47%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.873788	12.910184	8.73%	0	2006
	11.797727	11.873788	0.64%	0	2005
	10.901080	11.797727	8.23%	0	2004
	9.069535	10.901080	20.19%	0	2003
	8.938092	9.069535	1.47%	0	2002
	8.725646	8.938092	2.43%	0	2001
	9.676620	8.725646	-9.83%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.485599	10.466978	10.35%	0	2006
	9.409927	9.485599	0.80%	0	2005
	8.823429	9.409927	6.65%	0	2004
	7.580114	8.823429	16.40%	0	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	0	2001
	9.481422	9.288391	-2.04%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.010175	15.228839	1.46%	0	2006
	14.126052	15.010175	6.26%	0	2005
	12.670461	14.126052	11.49%	0	2004
	9.599855	12.670461	31.99%	0	2003
	14.639366	9.599855	-34.42%	0	2002
	16.705019	14.639366	-12.37%	0	2001
	20.270503	16.705019	-17.59%	0	2000

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.795111	23.977837	15.31%	0	2006
	20.523009	20.795111	1.33%	0	2005
	17.798875	20.523009	15.31%	0	2004
	11.543278	17.798875	54.19%	0	2003
	16.122666	11.543278	-28.40%	0	2002
	12.787277	16.122666	26.08%	0	2001
	11.697140	12.787277	9.32%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	20.178364	22.224214	10.14%	0	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	0	2001
	14.124755	15.121378	7.06%	0	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	0	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	0	2002
	5.992673	3.373545	-43.71%	0	2001
	10.000000	5.992673	-40.07%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	0	2004
	7.107282	10.842520	52.56%	0	2003
	10.000000	7.107282	-28.93%	0	2002*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.798374	13.001762	1.59%	0	2006
	12.607632	12.798374	1.51%	0	2005
	12.420485	12.607632	1.51%	0	2004
	12.387519	12.420485	0.27%	0	2003
	11.354552	12.387519	9.10%	0	2002
	10.770572	11.354552	5.42%	0	2001
	9.735132	10.770572	10.64%	0	2000

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001
	9.707627	7.011148	-27.78%	0	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	8.713100	9.414007	8.04%	0	2006
	8.076529	8.713100	7.88%	0	2005
	7.123587	8.076529	13.38%	0	2004
	5.171167	7.123587	37.76%	0	2003
	8.352516	5.171167	-38.09%	0	2002
	12.194050	8.352516	-31.50%	0	2001
	14.658438	12.194050	-16.81%	0	2000

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	0	2004
	10.781517	10.664538	-1.08%	0	2003
	10.836691	10.781517	-0.51%	0	2002
	10.641677	10.836691	-1.83%	0	2001
	10.209430	10.641677	4.23%	0	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.909961	21.611209	20.67%	0	2006
	16.258970	17.909961	10.15%	0	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.376513	18.771190	8.03%	0	2006
	15.768301	17.376513	10.20%	0	2005
	13.860424	15.768301	13.76%	0	2004
	10.471383	13.860424	32.36%	0	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	0	2001
	11.447800	12.965645	13.26%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.534200	10.649866	11.70%	0	2006
	9.026851	9.534200	5.62%	0	2005
	8.367042	9.026851	7.89%	0	2004
	6.675091	8.367042	25.35%	0	2003
	8.216536	6.675091	-18.76%	0	2002
	9.480069	8.216536	-13.33%	0	2001
	9.851989	9.480069	-3.78%	0	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	0	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.202382	10.485261	13.94%	0	2006
	8.979694	9.202382	2.48%	0	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	0	2004
	11.094926	12.227805	10.21%	0	2003
	10.527978	11.094926	5.39%	0	2002
	10.280419	10.527978	2.41%	0	2001
	9.897603	10.280419	3.87%	0	2000

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.808133	11.469371	6.12%	0	2006
	10.461119	10.808133	3.32%	0	2005
	9.951728	10.461119	5.12%	0	2004
	7.731297	9.951728	28.72%	0	2003
	10.753519	7.731297	-28.10%	0	2002
	12.514763	10.753519	-14.07%	0	2001
	12.759449	12.514763	-1.92%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.621530	13.445762	15.70%	0	2006
	10.342152	11.621530	12.37%	0	2005
	8.829014	10.342152	17.14%	0	2004
	6.279861	8.829014	40.59%	0	2003
	8.204726	6.279861	-23.46%	0	2002
	9.489961	8.204726	-13.54%	0	2001
	10.000000	9.489961	-5.10%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	0	2004
	10.000000	14.190099	41.90%	0	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	0	2005
	8.491851	9.137147	7.60%	0	2004
	6.817103	8.491851	24.57%	0	2003
	8.540552	6.817103	-20.18%	0	2002
	9.671852	8.540552	-11.70%	0	2001
	10.784586	9.671852	-10.32%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.980733	-0.19%	0	2006*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.792970	10.923544	1.21%	0	2006
	9.774156	10.792970	10.42%	0	2005
	8.301377	9.774156	17.74%	0	2004
	6.724059	8.301377	23.46%	0	2003
	9.473229	6.724059	-29.02%	0	2002
	14.023027	9.473229	-32.45%	0	2001
	16.070617	14.023027	-12.74%	0	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.300493	3.00%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.328539	3.29%	0	2006*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series)	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	0	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	0	2001
	10.000000	8.591151	-14.09%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.915071	33.811561	35.71%	0	2006
	21.652466	24.915071	15.07%	0	2005
	16.149186	21.652466	34.08%	0	2004
	11.946728	16.149186	35.18%	0	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.928322	11.346213	3.82%	0	2000

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.036738	12.175345	10.32%	0	2006
	10.406493	11.036738	6.06%	0	2005
	8.954792	10.406493	16.21%	0	2004
	6.648942	8.954792	34.68%	0	2003
	9.242958	6.648942	-28.06%	0	2002
	9.765480	9.242958	-5.35%	0	2001
	10.000000	9.765480	-2.35%	0	2000*

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

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Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury

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Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in

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excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

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Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•       generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

98

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

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Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all

100

years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

101

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account – 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Plaza, Topeka, Kansas 66636-0001.  No underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2006.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The Fidelity Variable Insurance Products Fund: VIP High Income Portfolio: Service Class R, Janus Aspen Series – INTECH Risk Managed Core Portfolio: Service Shares, Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Class 3 were added to the variable account effective May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.655337	6.55%	92	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.892531	-1.07%	83	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.094887	0.95%	632	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.689063	6.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.766269	27.66%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001
	14.608384	12.914785	-11.59%	290,153	2000
	12.515499	14.608384	16.72%	92,217	1999
	10.000000	12.515499	25.15%	2,007	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001
	19.569739	16.098754	-17.74%	99,177	2000
	12.062037	19.569739	62.24%	21,445	1999
	10.000000	12.062037	20.62%	562	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.628843	15.616113	23.65%	78,054	2006
	11.289865	12.628843	11.86%	70,031	2005
	9.919506	11.289865	13.81%	55,974	2004
	8.055362	9.919506	23.14%	35,614	2003
	10.000000	8.055362	-19.45%	19,325	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.901260	10.428461	-4.34%	32,882	2006
	10.788517	10.901260	1.05%	25,997	2005
	9.856273	10.788517	9.46%	14,450	2004
	7.979129	9.856573	23.53%	4,867	2003
	10.000000	7.979129	-20.21%	1,675	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001
	11.060928	12.924722	16.85%	17,917	2000
	11.279817	11.060928	-1.94%	9,493	1999
	10.000000	11.279817	12.80%	4	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.556470	-4.44%	214	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.973459	16.764679	11.96%	1,564	2006
	13.035094	14.973459	14.87%	1,564	2005
	11.170519	13.035094	16.69%	1,565	2004
	7.649197	11.170519	46.04%	1,556	2003
	11.746746	7.649197	-34.88%	2,014	2002
	16.644686	11.746746	-29.43%	2,122	2001
	20.760969	16.644686	-19.83%	5,260	2000
	12.839012	20.760969	61.70%	1,421	1999
	10.000000	12.839012	28.39%	40	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.572149	15.927192	17.35%	380	2006
	11.684919	13.572149	16.15%	557	2005
	10.296848	11.684919	13.48%	560	2004
	7.822670	10.296848	31.63%	637	2003
	9.875436	7.822670	-20.79%	640	2002
	12.847895	9.875436	-23.14%	719	2001
	17.529681	12.847895	-26.71%	2,889	2000
	11.551939	17.529681	51.75%	756	1999
	10.000000	11.551939	15.52%	2	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.905426	17.594513	18.04%	5,032	2006
	13.935865	14.905426	6.96%	4,483	2005
	12.655306	13.935865	10.12%	4,479	2004
	10.223346	12.655306	23.79%	4,140	2003
	13.441552	10.223346	-23.94%	3,648	2002
	13.464612	13.441552	-0.17%	2,797	2001
	12.499772	13.464612	7.72%	4,788	2000
	11.896081	12.499772	5.07%	1,706	1999
	10.000000	11.896081	18.96%	142	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001
	16.447766	14.472958	-12.01%	768,604	2000
	12.784895	16.447766	28.65%	132,858	1999
	10.000000	12.784895	27.85%	3,291	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001
	14.867150	13.339745	-10.27%	1,255,447	2000
	12.464249	14.867150	19.28%	320,723	1999
	10.000000	12.464249	24.64%	16,248	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001
	13.657521	13.420126	-1.74%	245,175	2000
	12.389971	13.657521	10.23%	53,990	1999
	10.000000	12.389971	23.90%	11,546	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.319312	3.19%	298	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001
	9.796953	10.702323	9.24%	3,292	2000
	10.000000	9.796953	-2.03%	6,059	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001
	12.410474	13.294130	7.12%	213,299	2000
	11.809798	12.410474	5.09%	110,660	1999
	10.000000	11.809798	18.10%	2,692	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001
	17.534950	15.423665	-12.04%	698,416	2000
	12.914475	17.534950	35.78%	269,474	1999
	10.000000	12.914475	29.14%	12,393	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001
	11.255695	8.615157	-23.46%	135,220	2000
	10.530579	11.255695	6.89%	38,431	1999
	10.000000	10.530579	5.31%	262	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001
	17.171657	13.731142	-20.04%	52,347	2000
	12.187321	17.171657	40.90%	12,327	1999
	10.000000	12.187321	21.87%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001
	15.712599	14.497111	-7.74%	559,132	2000
	12.797152	15.712599	22.78%	167,682	1999
	10.000000	12.797152	27.97%	2,513	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001
	12.683293	10.389625	-18.08%	83,616	2000
	12.309512	12.683293	3.04%	47,217	1999
	10.000000	12.309512	23.10%	1,093	1998*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.869805	-1.30%	38,517	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.526627	5.27%	6,955	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.566834	5.67%	5,794	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.389333	-6.11%	19,196	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.170851	1.71%	6,067	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.463874	4.64%	2,705	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001
	10.000000	8.152720	-18.47%	140,862	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001
	10.000000	6.515527	-34.84%	111,382	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.279830	13.489837	45.37%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001
	10.000000	8.189524	-18.10%	146,837	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.810633	23.003732	45.50%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisors Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.746244	-2.54%	25	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.611499	18.627004	12.13%	36,154	2006
	15.495457	16.611499	7.20%	34,312	2005
	13.528328	15.495457	14.54%	32,875	2004
	10.381389	13.528328	30.31%	31,724	2003
	14.271602	10.381389	-27.26%	26,808	2002
	14.652210	14.271602	-2.60%	20,808	2001
	14.648600	14.652210	0.02%	68,897	2000
	12.887023	14.648600	13.67%	14,049	1999
	10.000000	12.887023	28.87%	226	1998*

Neuberger Berman Advisors Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.282040	2.82%	11,971	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.738599	18.987585	13.44%	94,619	2006
	14.879545	16.738599	12.49%	98,494	2005
	12.935499	14.879545	15.03%	96,270	2004
	10.212487	12.935499	26.66%	85,750	2003
	14.613925	10.212487	-30.12%	72,479	2002
	19.610857	14.613925	-25.48%	58,852	2001
	21.426404	19.610857	-8.47%	129,229	2000
	14.077949	21.426404	52.20%	21,706	1999
	10.000000	14.077949	40.78%	183	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.595294	18.422371	11.01%	90,746	2006
	14.214218	16.595294	16.75%	74,080	2005
	12.080039	14.214218	17.67%	48,386	2004
	9.041691	12.080039	33.60%	37,069	2003
	12.052088	9.041691	-24.98%	29,727	2002
	12.541566	12.052088	-3.90%	26,251	2001
	12.591929	12.541566	-0.40%	40,609	2000
	11.858021	12.591929	6.19%	22,959	1999
	10.000000	11.858021	18.58%	1,638	1998*

Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.193716	1.94%	3,426	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.288678	2.89%	30,892	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001
	10.552305	9.573036	-9.28%	12,666	2000
	10.339812	10.552305	2.06%	6,179	1999
	10.000000	10.339812	3.40%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001
	10.000000	8.689073	-13.11%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.206283	17.971585	36.08%	7,283	2006
	12.540332	13.206283	5.31%	3,007	2005
	9.757613	12.540332	28.52%	1,493	2004
	7.945569	9.757613	22.81%	54	2003
	10.000000	7.945569	-20.54%	28	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001
	10.000000	9.225133	-7.75%	751	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001
	14.846771	12.874957	-13.28%	31,439	2000
	12.212250	14.846771	21.57%	6,840	1999
	10.000000	12.212250	22.12%	86	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.052559	12.270286	11.02%	88,087	2006
	10.898060	11.052559	1.42%	67,443	2005
	10.156816	10.898060	7.30%	47,884	2004
	8.672706	10.156816	17.11%	42,236	2003
	10.000553	8.672706	-13.28%	30,584	2002
	10.498193	10.000553	-4.74%	22,049	2001
	10.651741	10.498193	-1.44%	47,617	2000
	10.677473	10.651741	-0.24%	22,586	1999
	10.000000	10.677473	6.77%	737	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001
	20.352098	16.874259	-17.09%	26,669	2000
	10.000000	20.352098	103.52%	352	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001
	16.391038	18.027390	9.98%	75,128	2000
	12.964349	16.391038	26.43%	6,078	1999
	10.000000	12.964349	29.64%	2	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001
	17.267747	18.598401	7.71%	67,342	2000
	12.123056	17.267747	42.44%	11,156	1999
	10.000000	12.123056	21.23%	918	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.270216	19.364253	19.02%	7,053	2006
	14.797628	16.270216	9.95%	3,116	2005
	12.352452	14.797628	19.80%	2,409	2004
	8.829190	12.352452	39.90%	1,341	2003
	10.000000	8.829190	-11.71%	114	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.079189	13.285271	1.58%	21,781	2006
	12.196830	13.079189	7.23%	15,595	2005
	11.435502	12.196830	6.66%	10,067	2004
	8.453928	11.435502	35.27%	4,522	2003
	10.000000	8.453928	-15.46%	580	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.997766	3.296017	9.95%	12,798	2006
	3.046771	2.997766	-1.61%	13,235	2005
	2.953284	3.046771	3.17%	15,065	2004
	1.923621	2.953284	53.53%	21,467	2003
	3.399372	1.923621	-43.41%	25,216	2002
	6.001519	3.399372	-43.36%	19,102	2001
	10.000000	6.001519	-39.98%	17,439	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.114941	12.211308	9.86%	22,074	2006
	11.296144	11.114941	-1.60%	16,832	2005
	10.953168	11.296144	3.13%	14,786	2004
	7.136357	10.953168	53.48%	8,773	2003
	10.000000	7.136357	-28.64%	2,023	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001
	9.515930	10.591943	11.31%	150,095	2000
	9.853072	9.515930	-3.42%	90,312	1999
	10.000000	9.853072	-1.47%	2,793	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001
	12.829034	9.321861	-27.34%	393,628	2000
	12.439602	12.829034	3.13%	281,903	1999
	10.000000	12.439602	24.40%	8,312	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.272001	15.513950	8.70%	79,479	2006
	13.149289	14.272001	8.54%	77,783	2005
	11.527438	13.149289	14.07%	80,426	2004
	8.317327	11.527438	38.60%	67,969	2003
	13.352487	8.317327	-37.71%	58,534	2002
	19.374164	13.352487	-31.08%	50,539	2001
	23.148836	19.374164	-16.31%	90,671	2000
	12.668723	23.148836	82.72%	19,350	1999
	10.000000	12.668723	26.69%	23	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001
	10.468792	10.978256	4.87%	209,798	2000
	10.095781	10.468792	3.69%	165,880	1999
	10.000000	10.095781	0.96%	2,487	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.928088	13.735670	-1.38%	15,999	2006
	12.574815	13.928088	10.76%	7,624	2005
	11.307350	12.574815	11.21%	5,800	2004
	7.502155	11.307350	50.72%	7,906	2003
	10.000000	7.502155	-24.98%	697	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.882719	8.83%	1,798	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001
	14.654661	16.698444	13.95%	31,437	2000
	12.253848	14.654661	19.59%	1,411	1999
	10.000000	12.253848	22.54%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001
	12.684916	12.280107	-3.19%	701,784	2000
	11.993303	12.684916	5.77%	422,892	1999
	10.000000	11.993303	19.93%	17,305	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.554291	16.715523	14.85%	9,907	2006
	13.341517	14.554291	9.09%	5,847	2005
	11.357826	13.341517	17.47%	1,481	2004
	9.143759	11.357826	24.21%	647	2003
	10.000000	9.143759	-8.56%	616	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001
	13.882376	12.271980	-11.60%	10,551	2000
	11.846282	13.882376	17.19%	4,561	1999
	10.000000	11.846282	18.46%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001
	10.290756	10.753649	4.50%	7,527	2000
	10.245831	10.290756	0.44%	3,519	1999
	10.000000	10.245831	2.46%	66	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001
	18.556149	18.310774	-1.32%	220,567	2000
	13.244991	18.556149	40.10%	52,838	1999
	10.000000	13.244991	32.45%	260	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001
	10.000000	9.528196	-4.72%	19,705	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001
	14.854438	13.402637	-9.77%	105,849	2000
	12.340636	14.854438	20.37%	28,147	1999
	10.000000	12.340636	23.41%	325	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.021096	0.21%	10,834	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001
	23.954947	21.029849	-12.21%	211,195	2000
	13.191805	23.954947	81.59%	28,014	1999
	10.000000	13.191805	31.92%	85	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.144307	1.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.625035	16.25%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.363546	3.64%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.565055	5.65%	7,441	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	11.012919	10.13%	23,280	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.266165	2.66%	464	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001
	14.580968	16.063592	10.17%	3,465	2000
	11.395495	14.580968	27.95%	606	1999
	10.000000	11.395495	13.95%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.048885	8.698904	8.08%	41,494	2006
	6.922052	8.048885	16.28%	38,102	2005
	5.755939	6.922052	20.26%	32,136	2004
	4.105313	5.755939	40.21%	26,874	2003
	6.029777	4.105313	-31.92%	22,459	2002
	8.625825	6.029777	-30.10%	11,205	2001
	10.000000	8.625825	-13.74%	3,184	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.527219	38.948823	36.53%	141,738	2006
	24.641706	28.527219	15.77%	126,202	2005
	18.267262	24.641706	34.90%	89,955	2004
	13.431758	18.267262	36.00%	57,704	2003
	13.688917	13.431758	-1.88%	46,423	2002
	12.601811	13.688917	8.63%	19,691	2001
	12.117726	12.601811	3.99%	23,407	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001
	25.026598	14.389442	-42.50%	15,321	2000
	12.634284	25.026598	98.08%	4,569	1999
	10.000000	12.634284	26.34%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001
	11.869689	13.078363	10.18%	1,189	2000
	9.918535	11.869689	19.67%	259	1999
	10.000000	9.918535	-0.81%	62	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.423797	12.679023	10.99%	136,793	2006
	10.706330	11.423797	6.70%	137,260	2005
	9.156942	10.706330	16.92%	139,164	2004
	6.757847	9.156942	35.50%	112,373	2003
	9.337249	6.757847	-27.62%	93,116	2002
	9.804830	9.337249	-4.77%	48,140	2001
	10.000000	9.804830	-2.17%	13,602	2000*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.651777	6.52%	84	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.889216	-1.11%	4,684	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.091496	0.91%	41	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.686048	6.86%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.762681	27.63%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.943983	18.943490	26.76%	0	2006
	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.758089	15.924263	15.74%	46,449	2006
	13.301697	13.758089	3.43%	40,495	2005
	11.909093	13.301697	11.69%	38,095	2004
	9.313685	11.909093	27.87%	34,008	2003
	11.685785	9.313685	-20.30%	25,860	2002
	12.900147	11.685785	-9.41%	20,992	2001
	14.599165	12.900147	-11.64%	59,040	2000
	12.513926	14.599165	16.66%	8,868	1999
	10.000000	12.513926	25.14%	84	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.870417	17.142734	23.59%	13,454	2006
	12.389207	13.870417	11.96%	14,362	2005
	10.905738	12.389207	13.60%	15,649	2004
	8.860735	10.905738	23.08%	16,607	2003
	11.257260	8.860735	-21.29%	18,981	2002
	16.080508	11.257260	-29.99%	21,924	2001
	19.557409	16.080508	-17.78%	33,302	2000
	12.060517	19.557409	62.16%	7,465	1999
	10.000000	12.060517	20.61%	301	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.605434	15.579315	23.59%	29,433	2006
	11.274627	12.605434	11.80%	30,691	2005
	9.911125	11.274627	13.76%	22,408	2004
	8.052630	9.911125	23.08%	16,104	2003
	10.000000	8.052630	-19.47%	7,859	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.068287	10.68%	3,882	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.881052	10.403888	-4.39%	7,421	2006
	10.773958	10.881052	0.99%	11,966	2005
	9.847945	10.773958	9.40%	3,663	2004
	7.976414	9.847945	23.46%	2,019	2003
	10.000000	7.976414	-20.24%	235	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.601817	21.818582	17.29%	100,655	2006
	17.915769	18.601817	3.83%	97,136	2005
	15.852041	17.915769	13.02%	81,815	2004
	12.435228	15.852041	27.48%	66,146	2003
	14.396972	12.435228	-13.63%	54,959	2002
	12.910062	14.396972	11.52%	32,499	2001
	11.053935	12.910062	16.79%	4,973	2000
	11.278389	11.053935	-1.99%	2,881	1999
	10.000000	11.278389	12.78%	0	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.553255	-4.47%	3,817	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.757583	10.803007	0.42%	17,985	2006
	10.714951	10.757583	0.40%	10,933	2005
	10.244335	10.714951	4.59%	5,381	2004
	10.000000	10.244335	2.44%	7	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.918660	16.694897	11.91%	0	2006
	12.993931	14.918660	14.81%	0	2005
	11.140880	12.993931	16.63%	25	2004
	7.632460	11.140880	45.96%	25	2003
	11.727447	7.632760	-34.92%	49	2002
	16.625822	11.727447	-29.46%	49	2001
	20.747888	16.625822	-19.87%	108	2000
	12.837404	20.747888	61.62%	0	1999
	10.000000	12.837404	28.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.522500	15.860929	17.29%	0	2006
	11.648046	13.522500	16.09%	0	2005
	10.269549	11.648046	13.42%	34	2004
	7.805870	10.269549	31.56%	34	2003
	9.859228	7.805870	-20.83%	245	2002
	12.833338	9.859228	-23.17%	245	2001
	17.518646	12.833338	-26.74%	401	2000
	11.550487	17.518646	51.67%	179	1999
	10.000000	11.550487	15.50%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.850917	17.521335	17.98%	1,061	2006
	13.891904	14.850917	6.90%	1,332	2005
	12.621765	13.891904	10.06%	1,622	2004
	10.201400	12.621765	23.73%	1,747	2003
	13.419495	10.201400	-23.98%	1,827	2002
	13.449360	13.419495	-0.22%	3,051	2001
	12.491882	13.449360	7.66%	3,631	2000
	11.894592	12.491882	5.02%	2,880	1999
	10.000000	11.894592	18.95%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.247767	14.983074	13.10%	30,052	2006
	12.497476	13.247767	6.00%	29,270	2005
	10.372759	12.497476	20.48%	23,764	2004
	7.615982	10.372759	36.20%	15,444	2003
	10.000000	7.615982	-23.84%	182	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.408090	11.235361	7.95%	67,951	2006
	10.161439	10.408090	2.43%	70,034	2005
	9.678551	10.161439	4.99%	69,919	2004
	7.770469	9.678551	24.56%	69,441	2003
	11.063366	7.770469	-29.76%	68,913	2002
	14.456547	11.063366	-23.47%	67,083	2001
	16.437396	14.456547	-12.05%	133,163	2000
	12.783289	16.437396	28.59%	32,857	1999
	10.000000	12.783289	27.83%	1,086	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.748193	14.555054	14.17%	213,585	2006
	12.318167	12.748193	3.49%	215,757	2005
	11.263009	12.318167	9.37%	217,895	2004
	8.876292	11.263009	26.89%	203,936	2003
	11.566182	8.876292	-23.26%	186,900	2002
	13.324628	11.566182	-13.20%	156,799	2001
	14.857773	13.324628	-10.32%	338,500	2000
	12.462691	14.857773	19.22%	99,789	1999
	10.000000	12.462691	24.63%	2,207	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.695402	14.617682	15.14%	28,576	2006
	12.304021	12.695402	3.18%	27,516	2005
	11.849234	12.304021	3.84%	24,055	2004
	9.892733	11.849234	19.78%	19,785	2003
	12.016387	9.892733	-17.67%	18,244	2002
	13.404933	12.016387	-10.36%	19,304	2001
	13.648909	13.404933	-1.79%	69,166	2000
	12.388419	13.648909	10.17%	17,491	1999
	10.000000	12.388419	23.88%	529	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.315860	3.16%	39	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.088130	13.475495	2.96%	64,264	2006
	13.070401	13.088130	0.14%	63,632	2005
	12.760534	13.070401	2.43%	58,028	2004
	12.335897	12.760534	3.44%	52,889	2003
	11.416849	12.335897	8.05%	39,977	2002
	10.693364	11.416849	6.77%	19,727	2001
	9.793677	10.693364	9.19%	4,973	2000
	10.000000	9.793677	-2.06%	3,440	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.144293	17.976697	18.70%	128,466	2006
	14.485907	15.144293	4.55%	123,894	2005
	13.156833	14.485907	10.10%	113,799	2004
	10.220994	13.156833	28.72%	86,884	2003
	12.457519	10.220994	-17.95%	72,356	2002
	13.279061	12.457519	-6.19%	52,123	2001
	12.402631	13.279061	7.07%	53,444	2000
	11.808307	12.402631	5.03%	21,115	1999
	10.000000	11.808307	18.08%	764	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.098405	12.764761	5.51%	182,714	2006
	11.581701	12.098405	4.46%	184,634	2005
	11.346151	11.581701	2.08%	194,676	2004
	8.644282	11.346151	31.26%	182,195	2003
	12.528481	8.644282	-31.00%	169,994	2002
	15.406192	12.528481	-18.68%	155,022	2001
	17.523903	15.406192	-12.08%	192,972	2000
	12.912859	17.523903	35.71%	78,702	1999
	10.000000	12.912859	29.13%	918	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.565336	11.611599	9.90%	20,126	2006
	10.424872	10.565336	1.35%	21,404	2005
	9.634008	10.424872	8.21%	23,498	2004
	7.675825	9.634008	25.51%	21,353	2003
	7.493979	7.675825	2.43%	14,974	2002
	8.605370	7.493979	-12.92%	9,564	2001
	11.248584	8.605370	-23.50%	19,137	2000
	10.529250	11.248584	6.83%	20,024	1999
	10.000000	10.529250	5.29%	168	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.695687	18.300275	16.59%	3,012	2006
	13.345817	15.695687	17.61%	3,245	2005
	11.896469	13.345817	12.18%	3,373	2004
	8.403857	11.896469	41.56%	4,359	2003
	10.672961	8.403857	-21.26%	5,443	2002
	13.715591	10.672961	-22.18%	3,736	2001
	17.160838	13.715591	-20.08%	13,328	2000
	12.185792	17.160838	40.83%	579	1999
	10.000000	12.185792	21.86%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.451083	16.849545	16.60%	38,895	2006
	12.292402	14.451083	17.56%	31,430	2005
	10.956617	12.292402	12.19%	22,841	2004
	7.737361	10.956617	41.61%	10,990	2003
	10.000000	7.737361	-22.63%	2,611	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.765787	20.700489	10.31%	205,888	2006
	16.246321	18.765787	15.51%	167,670	2005
	14.249503	16.246321	14.01%	126,670	2004
	11.230871	14.249503	26.88%	106,517	2003
	12.543824	11.230871	-10.47%	89,650	2002
	14.480674	12.543824	-13.38%	73,938	2001
	15.702687	14.480674	-7.78%	110,823	2000
	12.795546	15.702687	22.72%	32,831	1999
	10.000000	12.795546	27.96%	874	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.550355	10.877807	3.10%	36,908	2006
	10.455277	10.550355	0.91%	28,873	2005
	10.139004	10.455277	3.12%	10,106	2004
	10.000000	10.139004	1.39%	530	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.888284	10.293065	4.09%	11,237	2006
	9.188710	9.888284	7.61%	16,075	2005
	8.682645	9.188710	5.83%	16,125	2004
	6.774232	8.682645	28.17%	13,201	2003
	8.776671	6.774232	-22.82%	12,165	2002
	10.377837	8.776671	-15.43%	11,620	2001
	12.675276	10.377837	-18.13%	14,129	2000
	12.307964	12.675276	2.98%	9,354	1999
	10.000000	12.307964	23.08%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.866503	-1.33%	20,741	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.276674	15.250212	14.86%	14,105	2006
	13.096147	13.276674	1.38%	10,457	2005
	11.622753	13.096147	12.68%	7,274	2004
	7.451528	11.622753	55.98%	3,177	2003
	10.000000	7.451528	-25.48%	108	2002*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.523113	5.23%	2,131	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.543114	5.43%	1,025	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.563287	5.63%	509	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.386190	-6.14%	13,485	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.130667	11.31%	11,596	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.167449	1.67%	6,540	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.680558	6.81%	2,463	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.234311	15.921139	20.30%	0	2006
	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.868857	8.69%	4,497	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.460367	4.60%	2,573	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.303996	14.211136	15.50%	23,366	2006
	11.396821	12.303996	7.96%	34,500	2005
	10.000000	11.396821	13.97%	5,567	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.068907	8.703523	7.86%	100,792	2006
	7.251916	8.068907	11.27%	110,457	2005
	6.218858	7.251916	16.61%	118,580	2004
	5.232452	6.218858	18.85%	113,730	2003
	6.296270	5.232452	-16.90%	113,820	2002
	8.148922	6.296270	-22.73%	98,700	2001
	10.000000	8.148922	-18.51%	91,068	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.739321	3.985792	6.59%	37,541	2006
	3.391029	3.739321	10.27%	54,468	2005
	3.411159	3.391029	-0.59%	60,303	2004
	2.355896	3.411159	44.79%	66,811	2003
	4.034937	2.355896	-41.61%	75,644	2002
	6.512483	4.034937	-38.04%	84,498	2001
	10.000000	6.512483	-34.88%	85,311	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.327646	12.086833	6.70%	18,688	2006
	10.293165	11.327646	10.05%	18,164	2005
	10.326633	10.293165	-0.32%	16,687	2004
	7.100137	10.326633	45.44%	12,021	2003
	10.000000	7.100137	-29.00%	8,324	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.252030	13.442638	45.29%	32,298	2006
	7.093614	9.252030	30.43%	39,278	2005
	6.046281	7.093614	17.32%	47,616	2004
	4.546506	6.046281	32.99%	52,341	2003
	6.195252	4.546506	-26.61%	63,386	2002
	8.185713	6.195252	-24.32%	79,741	2001
	10.000000	8.185713	-18.14%	94,163	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.781376	22.949596	45.42%	45,718	2006
	12.092621	15.781376	30.50%	33,056	2005
	10.305108	12.092621	17.35%	30,747	2004
	7.748155	10.305108	33.00%	24,793	2003
	10.000000	7.748155	-22.52%	18,530	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.012367	10.313421	3.01%	14,308	2006
	9.984412	10.012367	0.28%	8,473	2005
	10.022469	9.984412	-0.38%	3,536	2004
	10.000000	10.022469	0.22%	218	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.075760	10.76%	5,341	2006*

Neuberger Berman Advisors Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.742968	-2.57%	149	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.550762	18.549547	12.08%	11,276	2006
	15.446584	16.550762	7.15%	13,903	2005
	13.492463	15.446584	14.48%	13,546	2004
	10.359099	13.492463	30.25%	13,218	2003
	14.248188	10.359099	-27.30%	13,728	2002
	14.635622	14.248188	-2.65%	7,791	2001
	14.639366	14.635622	-0.03%	16,649	2000
	12.885403	14.639366	13.61%	3,509	1999
	10.000000	12.885403	28.85%	112	1998*

Neuberger Berman Advisors Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.278587	2.79%	3,371	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.677360	18.908566	13.38%	32,554	2006
	14.832576	16.677360	12.44%	32,803	2005
	12.901188	14.832576	14.97%	28,463	2004
	10.190559	12.901188	26.60%	24,642	2003
	14.589932	10.190559	-30.15%	23,310	2002
	19.588644	14.589932	-25.52%	19,694	2001
	21.412911	19.588644	-8.52%	30,569	2000
	14.076184	21.412911	52.12%	3,516	1999
	10.000000	14.076184	40.76%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.534564	18.345708	10.95%	34,740	2006
	14.169347	16.534564	16.69%	27,475	2005
	12.047999	14.169347	17.31%	17,366	2004
	9.022270	12.047999	33.54%	12,970	2003
	12.032300	9.022270	-25.02%	11,459	2002
	12.527350	12.032300	-3.95%	10,753	2001
	12.583972	12.527350	-0.45%	13,638	2000
	11.856528	12.583972	6.14%	7,962	1999
	10.000000	11.856528	18.57%	329	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.190307	1.90%	431	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.932717	13.412223	12.40%	9,201	2006
	11.296531	11.932717	5.63%	4,805	2005
	10.000000	11.296531	12.97%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.476339	4.76%	5,719	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.458382	4.58%	732	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.759272	7.59%	7,825	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.285224	2.85%	8,525	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.380377	14.629427	9.33%	9,395	2006
	13.220896	13.380377	1.21%	14,452	2005
	12.148136	13.220896	8.83%	21,973	2004
	10.050887	12.148136	20.87%	13,956	2003
	9.850124	10.050887	2.04%	6,631	2002
	9.562175	9.850124	3.01%	3,074	2001
	10.545637	9.562175	-9.33%	2,422	2000
	10.338506	10.545637	2.00%	698	1999
	10.000000	10.338506	3.39%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.460288	11.436266	9.33%	13,687	2006
	10.000000	10.460288	4.60%	9,036	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.443443	23.574977	35.15%	757	2006
	13.303723	17.443443	31.12%	1,200	2005
	11.146305	13.303723	19.36%	1,480	2004
	6.822884	11.146305	63.37%	1,485	2003
	8.142380	6.822884	-16.21%	1,535	2002
	8.688017	8.142380	-6.28%	930	2001
	10.000000	8.688017	-13.12%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.208764	25.946870	35.08%	29,995	2006
	14.648149	19.208764	31.13%	18,375	2005
	12.271368	14.648149	19.37%	8,517	2004
	7.513570	12.271368	63.32%	3,434	2003
	10.000000	7.513570	-24.86%	1,104	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.180039	17.926821	36.01%	8,677	2006
	12.521728	13.180039	5.26%	7,364	2005
	9.748072	12.521728	28.45%	4,563	2004
	7.941816	9.748072	22.74%	2,449	2003
	10.000000	7.941816	-20.58%	287	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.506220	12.495047	31.44%	340	2006
	7.385378	9.506220	28.72%	579	2005
	6.542624	7.385378	12.88%	582	2004
	4.880201	6.542624	34.06%	644	2003
	6.505103	4.880201	-24.98%	649	2002
	9.224008	6.505103	-29.48%	505	2001
	10.000000	9.224008	-7.76%	246	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.129732	19.884497	31.43%	11,874	2006
	11.757438	15.129732	28.68%	8,205	2005
	10.401328	11.757438	13.04%	2,234	2004
	7.775080	10.401328	33.78%	600	2003
	10.000000	7.775080	-22.25%	277	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.808057	17.182457	24.44%	2,078	2006
	11.704753	13.808057	17.97%	2,162	2005
	10.237171	11.704753	14.34%	2,742	2004
	7.611516	10.237171	34.50%	3,280	2003
	10.320501	7.611516	-26.25%	3,683	2002
	12.860372	10.320501	-19.75%	3,910	2001
	14.837408	12.860372	-13.32%	7,842	2000
	12.210713	14.837408	21.51%	1,596	1999
	10.000000	12.210713	22.11%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.317742	22.781582	24.37%	2,311	2006
	15.527453	18.317742	17.97%	2,945	2005
	13.580570	15.527453	14.34%	1,879	2004
	10.000000	13.580570	35.81%	1,103	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.012128	12.219232	10.96%	12,372	2006
	10.863672	11.012128	1.37%	10,322	2005
	10.129897	10.863672	7.24%	9,554	2004
	8.654097	10.129897	17.05%	9,539	2003
	9.984133	8.654097	-13.32%	8,792	2002
	10.486281	9.984133	-4.79%	3,566	2001
	10.645005	10.486281	-1.49%	10,372	2000
	10.676123	10.645005	-0.29%	1,871	1999
	10.000000	10.676123	6.76%	47	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.578606	15.893793	2.02%	26,975	2006
	14.579713	15.578606	6.85%	24,476	2005
	13.004630	14.579713	12.11%	22,426	2004
	9.798306	13.004630	32.72%	22,099	2003
	14.858644	9.798306	-34.06%	17,698	2002
	16.860140	14.858644	-11.87%	10,726	2001
	20.345317	16.860140	-17.13%	9,624	2000
	10.000000	20.345317	103.45%	346	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	30.112384	34.914843	15.95%	47,331	2006
	29.553543	30.112384	1.89%	45,432	2005
	25.488198	29.553543	15.95%	40,621	2004
	16.438351	25.488198	55.05%	34,065	2003
	22.831653	16.438351	-28.00%	27,654	2002
	18.006956	22.831653	26.79%	22,130	2001
	16.380692	18.006956	9.93%	17,256	2000
	12.962717	16.380692	26.37%	5,795	1999
	10.000000	12.962717	29.63%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.491825	28.233079	10.75%	64,479	2006
	22.959559	25.491825	11.03%	54,587	2005
	19.514472	22.959559	17.65%	46,337	2004
	13.999555	19.514472	39.39%	32,394	2003
	17.131237	13.999555	-18.28%	28,087	2002
	18.577322	17.131237	-7.78%	23,236	2001
	17.256864	18.577322	7.65%	21,026	2000
	12.121529	17.256864	42.37%	7,205	1999
	10.000000	12.121529	21.22%	0	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.237918	19.316077	18.96%	2,783	2006
	14.775700	16.237918	9.90%	1,449	2005
	12.340380	14.775700	19.73%	2,951	2004
	8.825014	12.340380	39.83%	2,351	2003
	10.000000	8.825014	-11.75%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.053238	13.252224	1.52%	18,302	2006
	12.178764	13.053238	7.18%	15,855	2005
	11.424339	12.178764	6.60%	12,237	2004
	8.449939	11.424339	35.20%	4,745	2003
	10.000000	8.449939	-15.50%	152	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.989804	3.285607	9.89%	5,519	2006
	3.040196	2.989804	-1.66%	7,363	2005
	2.948398	3.040196	3.11%	9,168	2004
	1.921414	2.948398	53.45%	9,608	2003
	3.397209	1.921414	-43.44%	9,823	2002
	6.000784	3.397209	-43.39%	8,912	2001
	10.000000	6.000784	-39.99%	2,604	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.094359	12.182552	9.81%	9,154	2006
	11.280914	11.094359	-1.65%	7,375	2005
	10.943922	11.280914	3.08%	9,753	2004
	7.133934	10.943922	53.41%	5,906	2003
	10.000000	7.133934	-28.66%	1,622	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.927647	13.206371	2.16%	121,329	2006
	12.664327	12.927647	2.08%	115,607	2005
	12.406921	12.664327	2.07%	113,283	2004
	12.305129	12.406921	0.83%	117,416	2003
	11.216307	12.305129	9.71%	107,010	2002
	10.579941	11.216307	6.01%	66,395	2001
	9.509925	10.579941	11.25%	75,336	2000
	9.851828	9.509925	-3.47%	68,907	1999
	10.000000	9.851828	-1.48%	550	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.882641	7.223344	4.95%	76,967	2006
	6.537501	6.882641	5.28%	85,670	2005
	6.114786	6.537501	6.91%	92,290	2004
	4.660144	6.114786	31.21%	94,948	2003
	6.614069	4.660144	-29.54%	91,828	2002
	9.311292	6.614069	-28.97%	88,817	2001
	12.820934	9.311292	-27.37%	171,235	2000
	12.438039	12.820934	3.08%	118,701	1999
	10.000000	12.438039	24.38%	2,729	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.204020	11.758213	4.95%	19,338	2006
	10.971215	11.204020	2.12%	18,207	2005
	10.605451	10.971215	3.45%	13,903	2004
	9.942704	10.605451	6.67%	9,648	2003
	10.000000	9.942704	-0.57%	3,201	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.729868	12.571989	7.18%	63,241	2006
	11.356507	11.729868	3.29%	71,071	2005
	10.721096	11.356507	5.93%	44,378	2004
	9.539048	10.721096	12.39%	23,369	2003
	10.000000	9.539048	-4.61%	3,337	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.099196	13.318307	10.08%	235,492	2006
	11.618642	12.099196	4.14%	181,878	2005
	10.730544	11.618642	8.28%	116,562	2004
	9.042222	10.730544	18.67%	64,587	2003
	10.000000	9.042222	-9.58%		2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.618444	14.287497	13.23%	192,156	2006
	11.921713	12.618444	5.84%	149,893	2005
	10.759274	11.921713	10.80%	105,623	2004
	8.594465	10.759274	25.19%	45,559	2003
	10.000000	8.594465	-14.06%		2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.920750	14.927083	15.53%	80,746	2006
	12.110133	12.920750	6.69%	60,650	2005
	10.744012	12.110133	12.72%	42,170	2004
	8.242281	10.744012	30.35%	19,943	2003
	10.000000	8.242281	-17.58%	5,466	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.219750	15.449365	8.65%	29,223	2006
	13.107754	14.219750	8.48%	24,464	2005
	11.496850	13.107754	14.01%	22,695	2004
	8.299447	11.496850	38.53%	20,918	2003
	13.330533	8.299447	-37.74%	20,277	2002
	19.352193	13.330533	-31.12%	17,056	2001
	23.134244	19.352193	-16.35%	24,739	2000
	12.667131	23.134244	82.63%	3,698	1999
	10.000000	12.667131	26.67%	43	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.302306	11.678837	3.33%	103,483	2006
	11.136308	11.302306	1.49%	88,502	2005
	11.175193	11.136308	-0.35%	102,395	2004
	11.234913	11.175193	-0.53%	86,521	2003
	11.229574	11.234913	0.05%	106,761	2002
	10.965798	11.229574	2.41%	70,376	2001
	10.462170	10.965798	4.81%	35,947	2000
	10.094495	10.462170	3.64%	16,945	1999
	10.000000	10.094495	0.94%	99	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.900426	13.701480	-1.43%	9,735	2006
	12.556161	13.900426	10.71%	7,962	2005
	11.296287	12.556161	11.15%	6,691	2004
	7.498608	11.296287	50.65%	2,813	2003
	10.000000	7.498608	-25.01%	373	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.879072	8.79%	6,234	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.178088	22.057082	21.34%	21,348	2006
	16.410853	18.178088	10.77%	19,384	2005
	13.804740	16.410853	18.88%	9,724	2004
	10.000000	13.804740	38.05%	2,824	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.986686	24.970222	8.63%	55,553	2006
	20.743589	22.986686	10.81%	49,544	2005
	18.132311	20.743589	14.40%	42,214	2004
	13.622624	18.132311	33.10%	28,406	2003
	16.271356	13.622624	-16.28%	15,741	2002
	16.679519	16.271356	-2.45%	10,194	2001
	14.645409	16.679519	13.89%	10,784	2000
	12.252304	14.645409	19.53%	151	1999
	10.000000	12.252304	22.52%	81	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.685521	14.248988	12.32%	161,403	2006
	11.943858	12.685521	6.21%	167,707	2005
	11.009243	11.943858	8.49%	184,674	2004
	8.734199	11.009243	26.05%	177,537	2003
	10.691229	8.734199	-18.31%	168,076	2002
	12.266207	10.691229	-12.84%	164,480	2001
	12.676933	12.266207	-3.24%	186,717	2000
	11.991803	12.676933	5.71%	117,496	1999
	10.000000	11.991803	19.92%	3,020	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.525413	16.673956	14.79%	5,645	2006
	13.321756	14.525413	9.04%	4,809	2005
	11.346739	13.321756	17.41%	1,750	2004
	9.139446	11.346739	24.15%	591	2003
	10.000000	9.139446	-8.61%	704	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.247557	14.032808	14.58%	86,975	2006
	11.884888	12.247557	3.05%	75,123	2005
	10.232526	11.884888	16.15%	38,680	2004
	7.875820	10.232526	29.92%	20,730	2003
	10.643778	7.875820	-26.01%	3,900	2002
	12.258057	10.643778	-13.17%	2,615	2001
	13.873607	12.258057	-11.64%	8,705	2000
	11.844786	13.873607	17.13%	1,529	1999
	10.000000	11.844786	18.45%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.819851	14.322312	3.64%	31,668	2006
	13.681913	13.819851	1.01%	31,211	2005
	12.992190	13.681913	5.31%	27,020	2004
	11.722912	12.992190	10.83%	17,355	2003
	11.062002	11.722912	5.97%	9,900	2002
	10.741462	11.062002	2.98%	6,834	2001
	10.284262	10.741462	4.45%	4,801	2000
	10.244538	10.284262	0.39%	2,406	1999
	10.000000	10.244538	2.45%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.243171	17.333124	6.71%	137,483	2006
	15.634471	16.243171	3.89%	133,077	2005
	14.790435	15.634471	5.71%	132,601	2004
	11.426546	14.790435	29.44%	112,744	2003
	15.804639	11.426546	-27.70%	98,160	2002
	18.290036	15.804639	-13.59%	77,846	2001
	18.544459	18.290036	-1.37%	64,858	2000
	13.243332	18.544459	40.03%	20,929	1999
	10.000000	13.243332	32.43%	73	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.994723	13.954930	16.34%	20,786	2006
	10.615063	11.994723	13.00%	23,028	2005
	9.011599	10.615063	17.79%	24,850	2004
	6.374126	9.011599	41.38%	33,636	2003
	8.281465	6.374126	-23.03%	37,732	2002
	9.525016	8.281465	-13.06%	19,429	2001
	10.000000	9.525016	-4.75%	6,231	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.967927	22.067063	16.34%	83,603	2006
	16.781825	18.967927	13.03%	66,943	2005
	14.242986	16.781825	17.83%	42,664	2004
	10.000000	14.242986	42.43%	16,465	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.526915	5.27%	273	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.548971	15.405998	13.71%	82,184	2006
	12.933232	13.548971	4.76%	72,273	2005
	11.952995	12.933232	8.20%	67,599	2004
	9.542333	11.952995	25.26%	61,480	2003
	11.888126	9.542333	-19.73%	49,174	2002
	13.387444	11.888126	-11.20%	36,289	2001
	14.845060	13.387444	-9.82%	37,590	2000
	12.339083	14.845060	20.31%	6,994	1999
	10.000000	12.339083	23.39%	1,075	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.017743	0.18%	7,602	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.625356	16.920420	1.77%	77,089	2006
	14.972502	16.625356	11.04%	78,121	2005
	12.645718	14.972502	18.40%	78,060	2004
	10.186018	12.645718	24.15%	76,327	2003
	14.270642	10.186018	-28.62%	68,719	2002
	21.006006	14.270642	-32.06%	55,971	2001
	23.939845	21.006006	-12.26%	74,162	2000
	13.190143	23.939845	81.50%	10,582	1999
	10.000000	13.190143	31.90%	41	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.141328	1.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.388364	3.88%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.013104	10.13%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.332511	3.33%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.023401	10.23%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.589657	5.90%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.817313	8.17%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.764449	7.64%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.360638	3.61%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.835513	8.36%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.561516	5.62%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	11.009214	10.09%	6,633	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.262681	2.63%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.420412	4.20%	2,751	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.767313	31.510701	9.54%	3,165	2006
	25.924994	28.767313	10.96%	3,583	2005
	23.828896	25.924994	8.80%	3,956	2004
	18.852711	23.828896	26.40%	3,298	2003
	17.461708	18.852711	7.97%	2,315	2002
	16.045362	17.461708	8.83%	621	2001
	14.471756	16.045362	10.11%	654	2000
	11.394055	14.471756	27.01%	301	1999
	10.000000	11.394055	13.94%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	13.052832	16.146209	23.70%	0	2006
	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.025847	8.669628	8.02%	53,242	2006
	6.905710	8.025847	16.22%	49,561	2005
	5.745246	6.905710	20.20%	47,958	2004
	4.099757	5.745246	40.14%	41,400	2003
	6.024685	4.099757	-31.95%	35,804	2002
	8.622944	6.024685	-30.13%	18,240	2001
	10.000000	8.622944	-13.77%	3,638	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.422890	38.786856	36.46%	45,884	2006
	24.563964	28.422890	15.71%	39,434	2005
	18.218831	24.563964	34.83%	31,046	2004
	13.402911	18.218831	35.93%	19,841	2003
	13.666427	13.402911	-1.93%	12,821	2002
	12.587517	13.666427	8.57%	4,485	2001
	12.105635	12.587517	3.98%	2,589	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.464941	22.710866	37.93%	7,630	2006
	12.631088	16.464941	30.35%	5,488	2005
	10.000000	12.631088	26.31%	2,832	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	33.136572	45.692872	37.89%	2,878	2006
	25.395192	33.136572	30.48%	3,975	2005
	20.406985	25.395192	24.44%	4,217	2004
	13.388854	20.406985	52.42%	5,371	2003
	13.949511	13.388854	-4.02%	4,818	2002
	14.373141	13.949511	-2.95%	3,458	2001
	25.010854	14.373141	-42.53%	3,299	2000
	12.632701	25.010854	97.99%	1,078	1999
	10.000000	12.632701	26.33%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.717058	23.042373	23.11%	14,755	2006
	12.488115	18.717058	49.88%	14,164	2005
	10.000000	12.488115	24.88%	2,996	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.268051	36.018604	23.06%	4,223	2006
	19.520708	29.268051	49.93%	4,918	2005
	15.896223	19.520708	22.80%	6,721	2004
	11.106735	15.896223	43.12%	7,222	2003
	11.563707	11.106735	-3.95%	2,034	2002
	13.063519	11.563707	-11.48%	566	2001
	11.862189	13.063519	10.13%	448	2000
	9.917280	11.862189	19.61%	620	1999
	10.000000	9.917280	-0.83%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.391125	12.636389	10.93%	86,317	2006
	10.681090	11.391125	6.65%	88,600	2005
	9.139973	10.681090	16.86%	83,050	2004
	6.748731	9.139973	35.43%	71,761	2003
	9.329375	6.748731	-27.66%	59,483	2002
	9.801555	9.329375	-4.82%	28,840	2001
	10.000000	9.801555	-1.98%	2,865	2000*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.648204	6.48%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.885895	-1.14%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.088107	0.88%	669	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.683050	6.83%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.759106	27.59%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.916325	18.898897	26.70%	0	2006
	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.618988	15.755326	15.69%	12,171	2006
	13.173845	13.618988	3.38%	9,846	2005
	11.800602	13.173845	11.64%	8,375	2004
	9.233496	11.800602	27.80%	6,834	2003
	11.591056	9.233496	-20.34%	3,328	2002
	12.802086	11.591056	-9.46%	2,057	2001
	14.495483	12.802086	-11.68%	4,960	2000
	12.431326	14.495483	16.60%	791	1999
	10.000000	12.431326	24.31%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.496772	15.437238	23.53%	814	2006
	11.167883	12.496772	11.90%	883	2005
	9.835624	11.167883	13.55%	900	2004
	7.995327	9.835624	23.02%	1,042	2003
	10.162935	7.995327	-21.33%	2,746	2002
	14.524713	10.162935	-30.03%	2,588	2001
	17.674116	14.524713	-17.82%	3,715	2000
	10.904652	17.674116	62.08%	371	1999
	10.000000	10.904652	9.05%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.582094	15.542624	23.53%	5,460	2006
	11.259425	12.582094	11.75%	4,818	2005
	9.902768	11.259425	13.70%	3,848	2004
	8.049901	9.902768	23.02%	1,865	2003
	10.000000	8.049901	-19.50%	899	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.064576	10.65%	54	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.860896	10.379377	-4.43%	7,375	2006
	10.759422	10.860896	0.94%	5,311	2005
	9.839643	10.759422	9.35%	3,895	2004
	7.973718	9.839643	23.40%	2,460	2003
	10.000000	7.973718	-20.26%	1,886	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.896571	22.153132	17.23%	18,623	2006
	18.208834	18.896571	3.78%	15,392	2005
	16.119499	18.208834	12.96%	12,703	2004
	12.651422	16.119499	27.41%	9,816	2003
	14.654697	12.651422	-13.67%	5,561	2002
	13.147862	14.654697	11.46%	2,789	2001
	11.263216	13.147862	16.73%	244	2000
	11.497731	11.263216	-2.04%	0	1999
	10.000000	11.497731	14.98%	0	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.550042	-4.50%	476	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.743070	10.782991	0.37%	3,514	2006
	10.705893	10.743070	0.35%	2,979	2005
	10.240855	10.705893	4.54%	2,809	2004
	10.000000	10.240855	2.41%	2,238	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.752718	16.500864	11.85%	0	2006
	12.855886	14.752718	14.75%	0	2005
	11.028092	12.855886	16.57%	0	2004
	7.559296	11.028092	45.89%	0	2003
	11.620449	7.559296	-34.95%	0	2002
	16.482534	11.620449	-29.50%	0	2001
	20.579437	16.482534	-19.91%	64	2000
	12.739606	20.579437	61.54%	0	1999
	10.000000	12.739606	27.40%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.601078	14.772705	17.23%	0	2006
	10.859830	12.601078	16.03%	0	2005
	9.579453	10.859830	13.37%	0	2004
	7.285009	9.579453	31.50%	0	2003
	9.206014	7.285009	-20.87%	0	2002
	11.989196	9.206014	-23.21%	281	2001
	16.374564	11.989196	-26.78%	253	2000
	10.801619	16.374564	51.59%	0	1999
	10.000000	10.801619	8.02%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.542340	17.148631	17.92%	0	2006
	13.610120	14.542340	6.85%	0	2005
	12.371997	13.610120	10.01%	0	2004
	10.004585	12.371997	23.66%	0	2003
	13.167262	10.004585	-24.02%	0	2002
	13.203287	13.167262	-0.27%	0	2001
	12.269490	13.203287	7.61%	0	2000
	11.688738	12.269490	4.97%	0	1999
	10.000000	11.688738	16.89%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.223234	14.947780	13.04%	22,173	2006
	12.480627	13.223234	5.95%	19,938	2005
	10.364013	12.480627	20.42%	14,823	2004
	7.613403	10.364013	36.13%	11,487	2003
	10.000000	7.613403	-23.87%	1,628	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.351504	11.168633	7.89%	3,123	2006
	10.111287	10.351504	2.38%	4,445	2005
	9.635655	10.111287	4.94%	4,352	2004
	7.739942	9.635655	24.49%	6,304	2003
	11.025487	7.739942	-29.80%	6,369	2002
	14.414394	11.025487	-23.51%	5,669	2001
	16.397708	14.414394	-12.10%	20,209	2000
	12.758878	16.397708	28.52%	1,478	1999
	10.000000	12.758878	27.59%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.605780	14.385200	14.12%	31,127	2006
	12.186711	12.605780	3.44%	29,593	2005
	11.148445	12.186711	9.31%	27,120	2004
	8.790442	11.148445	26.82%	26,161	2003
	11.460136	8.790442	-23.30%	17,236	2002
	13.209188	11.460136	-13.24%	11,724	2001
	14.736468	13.209188	-10.36%	35,346	2000
	12.367188	14.736468	19.16%	5,000	1999
	10.000000	12.367188	23.67%	40	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.465876	14.346155	15.08%	4,756	2006
	12.087664	12.465876	3.13%	4,082	2005
	11.646776	12.087664	3.79%	3,461	2004
	9.728623	11.646776	19.72%	2,716	2003
	11.823034	9.728623	-17.71%	1,950	2002
	13.195948	11.823034	-10.40%	945	2001
	13.442893	13.195948	-1.84%	7,361	2000
	12.207586	13.442893	10.12%	381	1999
	10.000000	12.207586	22.08%	0	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.312388	3.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.044103	13.423384	2.91%	21,823	2006
	13.033001	13.044103	0.09%	19,223	2005
	12.730457	13.033001	2.38%	17,382	2004
	12.313044	12.730457	3.39%	18,958	2003
	11.401464	12.313044	8.00%	10,120	2002
	10.684388	11.401464	6.71%	5,592	2001
	9.790385	10.684388	9.13%	90	2000
	10.000000	9.790385	-2.10%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.144659	17.968073	18.64%	41,700	2006
	14.493567	15.144659	4.49%	38,503	2005
	13.170455	14.493567	10.05%	31,733	2004
	10.236736	13.170455	28.66%	23,344	2003
	12.483021	10.236736	-17.99%	13,812	2002
	13.313013	12.483021	-6.23%	9,970	2001
	12.440601	13.313013	7.01%	15,803	2000
	11.850451	12.440601	4.98%	1,065	1999
	10.000000	11.850451	18.50%	42	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.151083	12.813873	5.45%	35,207	2006
	11.638000	12.151083	4.41%	36,372	2005
	11.407069	11.638000	2.02%	33,029	2004
	8.695091	11.407069	31.19%	28,668	2003
	12.608518	8.695091	-31.04%	20,977	2002
	15.512519	12.608518	-18.72%	16,500	2001
	17.653733	15.512519	-12.13%	19,961	2000
	13.015101	17.653733	35.64%	3,601	1999
	10.000000	13.015101	30.15%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.382924	11.405362	9.85%	12,944	2006
	10.250064	10.382924	1.30%	13,386	2005
	9.477262	10.250064	8.15%	10,578	2004
	7.554754	9.477262	25.45%	9,199	2003
	7.379494	7.554754	2.37%	5,816	2002
	8.478210	7.379494	-12.96%	5,006	2001
	11.087928	8.478210	-23.54%	5,870	2000
	10.384114	11.087928	6.78%	952	1999
	10.000000	10.384114	3.84%	48	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.499246	16.896770	16.54%	858	2006
	12.334722	14.499246	17.55%	927	2005
	11.000744	12.334722	12.13%	1,030	2004
	7.775040	11.000744	41.49%	1,031	2003
	9.879361	7.775040	-21.30%	1,036	2002
	12.702222	9.879361	-22.22%	1,116	2001
	15.900927	12.702222	-20.12%	2,497	2000
	11.296846	15.900927	40.76%	81	1999
	10.000000	11.296846	12.97%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.424335	16.809880	16.54%	12,249	2006
	12.275838	14.424335	17.50%	11,043	2005
	10.947388	12.275838	12.13%	9,575	2004
	7.734738	10.947388	41.54%	6,210	2003
	10.000000	7.734738	-22.65%	3,482	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.417343	20.305885	10.25%	41,576	2006
	15.952706	18.417343	15.45%	32,383	2005
	13.999044	15.952706	13.96%	21,735	2004
	11.039054	13.999044	26.81%	16,302	2003
	12.335838	11.039054	-10.51%	10,319	2002
	14.247834	12.335838	-13.42%	6,426	2001
	15.457984	14.247834	-7.83%	11,548	2000
	12.602507	15.457984	22.66%	2,278	1999
	10.000000	12.602507	26.03%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.536126	10.857668	3.05%	10,201	2006
	10.446445	10.536126	0.86%	4,884	2005
	10.135570	10.446445	3.07%	3,712	2004
	10.000000	10.135570	1.36%	927	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.944414	10.346265	4.04%	512	2006
	9.245533	9.944414	7.56%	513	2005
	8.740750	9.245533	5.78%	514	2004
	6.823011	8.740750	28.11%	515	2003
	8.844341	6.823011	-22.85%	457	2002
	10.463173	8.844341	-15.47%	367	2001
	12.785954	10.463173	-18.17%	1,320	2000
	12.421717	12.785954	2.93%	307	1999
	10.000000	12.421717	24.22%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.863182	-1.37%	13,537	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.252038	15.214228	14.81%	1,736	2006
	13.078442	13.252038	1.33%	1,352	2005
	11.612918	13.078442	12.62%	930	2004
	7.448995	11.612918	55.90%	390	2003
	10.000000	7.448995	-25.51%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.539579	5.40%	675	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.559747	5.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.383035	-6.17%	2,225	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.126930	11.27%	1,440	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.164026	1.64%	803	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.676971	6.77%	450	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.209799	15.883636	20.24%	0	2006
	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.865204	8.65%	3,430	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.456863	4.57%	1,025	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.293683	14.192075	15.44%	2,925	2006
	11.393010	12.293683	7.91%	6,602	2005
	10.000000	11.393010	13.93%	1,184	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.044709	8.673028	7.81%	15,514	2006
	7.233815	8.044709	11.21%	15,779	2005
	6.206483	7.233815	16.55%	14,551	2004
	5.224689	6.206483	18.79%	13,997	2003
	6.290120	5.224689	-16.94%	13,974	2002
	8.145127	6.290120	-22.77%	10,306	2001
	10.000000	8.145127	-18.55%	7,710	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.728118	3.971844	6.54%	469	2006
	3.382577	3.728118	10.22%	610	2005
	3.404379	3.382577	-0.64%	656	2004
	2.352398	3.404379	44.72%	1,138	2003
	4.030994	2.352398	-41.64%	1,145	2002
	6.509446	4.030994	-38.07%	3,993	2001
	10.000000	6.509446	-34.91%	8,534	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.306670	12.058365	6.65%	3,705	2006
	10.279283	11.306670	9.99%	3,378	2005
	10.317923	10.279283	-0.37%	2,807	2004
	7.097740	10.317923	45.37%	2,049	2003
	10.000000	7.097740	-29.02%	1,280	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.224320	13.395624	45.22%	1,802	2006
	7.075935	9.224320	30.36%	1,922	2005
	6.034263	7.075935	17.26%	2,035	2004
	4.539769	6.034263	32.92%	3,411	2003
	6.189198	4.539769	-26.65%	3,704	2002
	8.181886	6.189198	-24.35%	4,403	2001
	10.000000	8.181886	-18.18%	9,133	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.752110	22.895495	45.35%	6,608	2006
	12.076286	15.752110	30.44%	4,299	2005
	10.296399	12.076286	17.29%	3.939	2004
	7.745526	10.296399	32.93%	2,849	2003
	10.000000	7.745526	-22.54%	1,474	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.998849	10.294293	2.95%	1,107	2006
	9.975981	9.998849	0.23%	923	2005
	10.019076	9.975981	-0.43%	630	2004
	10.000000	10.019076	0.19%	25	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.072036	10.72%	14	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.753152	17.646698	12.02%	4,296	2006
	14.709611	15.753152	7.09%	3,302	2005
	12.855226	14.709611	14.43%	3,047	2004
	9.874844	12.855226	30.18%	2,292	2003
	13.589004	9.874844	-27.33%	897	2002
	13.965623	13.589004	-2.70%	496	2001
	13.976229	13.965623	-0.08%	920	2000
	12.307946	13.976229	13.55%	375	1999
	10.000000	12.307946	23.08%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.275144	2.75%	1,195	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.177503	18.332606	13.32%	12,628	2006
	14.395278	16.177503	12.38%	11,780	2005
	12.527159	14.395278	14.91%	10,750	2004
	9.900112	12.527159	26.54%	10,781	2003
	14.181298	9.900112	-30.19%	7,451	2002
	19.049729	14.181298	-25.56%	6,453	2001
	20.834304	19.049729	-8.57%	6,471	2000
	13.702754	20.834304	52.04%	315	1999
	10.000000	13.702754	37.03%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.426857	18.217005	10.90%	824	2006
	14.084147	16.426857	16.63%	535	2005
	11.981613	14.084147	17.55%	290	2004
	8.977079	11.981613	33.47%	160	2003
	11.978104	8.977079	-25.05%	96	2002
	12.477284	11.978104	-4.00%	16	2001
	12.539993	12.477284	-0.50%	9	2000
	11.821068	12.539993	6.08%	75	1999
	10.000000	11.821068	18.21%	0	1998*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.186883	1.87%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.922729	13.394228	12.34%	1,241	2006
	11.292761	11.922729	5.58%	466	2005
	10.000000	11.292761	12.93%	363	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.472825	4.73%	1,681	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.454871	4.55%	130	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.755666	7.56%	2,140	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.281776	2.82%	5,742	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.616913	14.880516	9.28%	967	2006
	13.461410	13.616913	1.16%	1,146	2005
	12.375393	13.461410	8.78%	1,163	2004
	10.244088	12.375393	20.81%	1,516	2003
	10.044539	10.244088	1.99%	1,188	2002
	9.755865	10.044539	2.96%	11	2001
	10.764664	9.755865	-9.37%	255	2000
	10.558563	10.764664	1.95%	0	1999
	10.000000	10.558563	5.59%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.456788	11.426670	9.28%	548	2006
	10.000000	10.456788	4.57%	252	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.397252	23.500696	35.08%	0	2006
	13.275190	17.397252	31.05%	0	2005
	11.128016	13.275190	19.30%	0	2004
	6.815122	11.128016	63.28%	0	2003
	8.137235	6.815122	-16.25%	0	2002
	8.686950	8.137235	-6.33%	0	2001
	10.000000	8.686950	-13.13%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.173227	25.885813	35.01%	3,969	2006
	14.628417	19.173227	31.07%	2,006	2005
	12.261030	14.628417	19.31%	1,193	2004
	7.511024	12.261030	63.24%	136	2003
	10.000000	7.511024	-24.89%	32	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.153905	17.882273	35.95%	0	2006
	12.503205	13.153905	5.20%	0	2005
	9.738560	12.503205	28.39%	0	2004
	7.938080	9.738560	22.68%	0	2003
	10.000000	7.938080	-20.62%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.481057	12.455693	31.37%	0	2006
	7.369528	9.481057	28.65%	0	2005
	6.531881	7.369528	12.82%	0	2004
	4.874649	6.531881	34.00%	0	2003
	6.500996	4.874649	-25.02%	0	2002
	9.222891	6.500996	-29.51%	37	2001
	10.000000	9.222891	-7.77%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.101683	19.837629	31.36%	1,734	2006
	11.741561	15.101683	28.62%	380	2005
	10.392529	11.741561	12.98%	216	2004
	7.772433	10.392529	33.71%	1	2003
	10.000000	7.772433	-22.28%	1	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.237138	16.463710	24.38%	729	2006
	11.226453	13.237138	17.91%	745	2005
	9.823812	11.226453	14.28%	746	2004
	7.307866	9.823812	34.43%	746	2003
	9.913802	7.307866	-26.29%	671	2002
	12.359900	9.913802	-19.79%	163	2001
	14.267173	12.359900	-13.37%	794	2000
	11.747364	14.267173	21.45%	0	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.293047	22.739391	24.31%	1,352	2006
	15.514347	18.293047	17.91%	1,124	2005
	13.575979	15.514347	14.28%	492	2004
	10.000000	13.575979	35.76%	302	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.072291	12.279792	10.91%	5,761	2006
	10.928545	11.072291	1.32%	5,242	2005
	10.195536	10.928545	7.19%	4,314	2004
	8.714584	10.195536	16.99%	3,420	2003
	10.059016	8.714584	-13.37%	874	2002
	10.570325	10.059016	-4.84%	52	2001
	10.735723	10.570325	-1.54%	715	2000
	10.772545	10.735723	-0.34%	0	1999
	10.000000	10.772545	7.73%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.526190	15.832320	1.97%	5,512	2006
	14.537994	15.526190	6.80%	4,869	2005
	12.973972	14.537994	12.06%	4,057	2004
	9.780139	12.973972	32.66%	3,918	2003
	14.838618	9.780139	-34.09%	2,899	2002
	16.846010	14.838618	11.92%	2,123	2001
	20.338511	16.846010	-17.17%	867	2000
	10.000000	20.338511	103.39%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.134444	33.763890	15.89%	6,352	2006
	28.608182	29.134444	1.84%	5,641	2005
	24.685368	28.608182	15.89%	4,292	2004
	15.928613	24.685368	54.98%	3,246	2003
	22.134881	15.928613	-28.04%	1,637	2002
	17.466310	22.134881	26.73%	550	2001
	15.896867	17.466310	9.87%	2,393	2000
	12.586199	15.896867	26.30%	0	1999
	10.000000	12.586199	25.86%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.182239	27.876127	10.70%	11,122	2006
	22.692159	25.182239	10.97%	8,676	2005
	19.296948	22.692159	17.59%	5,055	2004
	13.850506	19.296948	39.32%	2,750	2003
	16.957444	13.850506	-18.32%	2,323	2002
	18.398225	16.957444	-7.83%	982	2001
	17.099098	18.398225	7.60%	1,578	2000
	12.016781	17.099098	42.29%	0	1999
	10.000000	12.016781	20.17%	0	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.205685	19.268006	18.90%	68	2006
	14.753814	16.205685	9.84%	38	2005
	12.328333	14.753814	19.67%	20	2004
	8.820856	12.328333	39.76%	0	2003
	10.000000	8.820856	-11.79%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.027297	13.219210	1.47%	954	2006
	12.160698	13.027297	7.13%	358	2005
	11.413172	12.160698	6.55%	324	2004
	8.445947	11.413172	35.13%	644	2003
	10.000000	8.445947	-15.54%	620	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.981873	3.275240	9.84%	0	2006
	3.033668	2.981873	-1.71%	0	2005
	2.943564	3.033668	3.06%	0	2004
	1.919236	2.943564	53.37%	0	2003
	3.395066	1.919236	-43.47%	0	2002
	6.000048	3.395066	-43.42%	0	2001
	10.000000	6.000048	-40.00%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.073816	12.153858	9.75%	201	2006
	11.265699	11.073816	-1.70%	201	2005
	10.934690	11.265699	3.03%	201	2004
	7.131516	10.934690	53.33%	202	2003
	10.000000	7.131516	-28.68%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.303332	13.583305	2.10%	22,855	2006
	13.038934	13.303332	2.03%	21,792	2005
	12.780385	13.038934	2.02%	19,831	2004
	12.681945	12.780385	0.78%	16,761	2003
	11.565612	12.681945	9.65%	12,656	2002
	10.914977	11.565612	5.96%	8,351	2001
	9.816007	10.914977	11.20%	7,814	2000
	10.174058	9.816007	-3.52%	1,745	1999
	10.000000	10.174058	1.74%	0	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.833425	7.168076	4.90%	5,027	2006
	6.494037	6.833425	5.23%	5,433	2005
	6.077202	6.494037	6.86%	5,973	2004
	4.633836	6.077202	31.15%	5,622	2003
	6.580071	4.633836	-29.58%	5,409	2002
	9.268169	6.580071	-29.00%	7,170	2001
	12.767993	9.268169	-27.41%	8,360	2000
	12.392954	12.767993	3.03%	4,795	1999
	10.000000	12.392954	23.93%	2,724	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.181789	11.728967	4.89%	47	2006
	10.954966	11.181789	2.07%	44	2005
	10.595099	10.954966	3.40%	44	2004
	9.938018	10.595099	6.61%	42	2003
	10.000000	9.938018	-0.62%	124	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.706575	12.540694	7.13%	15,968	2006
	11.339678	11.706575	3.24%	15,294	2005
	10.710627	11.339678	5.87%	14,613	2004
	9.534557	10.710627	12.33%	914	2003
	10.000000	9.534557	-4.65%	156	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.075166	13.285144	10.02%	56,009	2006
	11.601416	12.075166	4.08%	52,345	2005
	10.720050	11.601416	8.22%	41,379	2004
	9.037949	10.720050	18.61%	27,184	2003
	10.000000	9.037949	-9.62%	7,931	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.593401	14.251945	13.17%	42,996	2006
	11.904051	12.593401	5.79%	28,878	2005
	10.748772	11.904051	10.75%	12,249	2004
	8.590418	10.748772	25.13%	4,592	2003
	10.000000	8.590418	-14.10%	1,220	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.895102	14.889933	15.47%	27,808	2006
	12.092189	12.895102	6.64%	14,156	2005
	10.733522	12.092189	12.66%	4,836	2004
	8.238400	10.733522	30.29%	3,480	2003
	10.000000	8.238400	-17.62%	1,433	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.941758	15.139679	8.59%	3,527	2006
	12.857985	13.941758	8.43%	2,596	2005
	11.283480	12.857985	13.95%	2,145	2004
	8.149536	11.283480	38.46%	1,191	2003
	13.096398	8.149536	-37.77%	349	2002
	19.022019	13.096398	-31.15%	732	2001
	22.750997	19.022019	-16.39%	1,774	2000
	12.463581	22.750997	82.54%	0	1999
	10.000000	12.463581	24.64%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.297619	11.668105	3.28%	22,588	2006
	11.137309	11.297619	1.44%	20,270	2005
	11.181852	11.137309	-0.40%	19,504	2004
	11.247296	11.181852	-0.58%	15,932	2003
	11.247642	11.247296	0.00%	15,671	2002
	10.989031	11.247642	2.35%	11,696	2001
	10.489614	10.989031	4.76%	1,080	2000
	10.126097	10.489614	3.59%	638	1999
	10.000000	10.126097	1.26%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.872852	13.667394	-1.48%	190	2006
	12.537575	13.872852	10.65%	94	2005
	11.285270	12.537575	11.10%	10	2004
	7.495072	11.285270	50.57%	0	2003
	10.000000	7.495072	-25.05%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.875421	8.75%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.153613	22.016277	21.28%	4,109	2006
	16.397022	18.153613	10.71%	2,544	2005
	13.800078	16.397022	18.82%	402	2004
	10.000000	13.800078	38.00%	12	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.915733	24.880577	8.57%	19,796	2006
	20.689986	22.915733	10.76%	16,782	2005
	18.094597	20.689986	14.34%	12,762	2004
	13.601153	18.094597	33.04%	9,587	2003
	16.253946	13.601153	-16.32%	4,952	2002
	16.670157	16.253946	-2.50%	1,560	2001
	14.644558	16.670157	13.83%	194	2000
	12.257790	14.644558	19.47%	0	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.616582	14.164409	12.27%	30,885	2006
	11.884933	12.616582	6.16%	31,012	2005
	10.960481	11.884933	8.43%	28,853	2004
	8.699902	10.960481	25.98%	25,169	2003
	10.654646	8.699902	-18.35%	20,704	2002
	12.230458	10.654646	-12.88%	19,568	2001
	12.646339	12.230458	-3.29%	21.915	2000
	11.968910	12.646339	5.66%	9,067	1999
	10.000000	11.968910	19.69%	42	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.496573	16.632451	14.73%	507	2006
	13.302006	14.496573	8.98%	401	2005
	11.335649	13.302006	17.35%	195	2004
	9.135134	11.335649	24.09%	80	2003
	10.000000	9.135134	-8.65%	81	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.289836	14.074146	14.52%	27,349	2006
	11.931935	12.289836	3.00%	26,106	2005
	10.278230	11.931935	16.09%	20,389	2004
	7.914998	10.278230	29.86%	16,694	2003
	10.702140	7.914998	-26.04%	6,649	2002
	12.331560	10.702140	-13.21%	695	2001
	13.963829	12.331560	-11.69%	864	2000
	11.927845	13.963829	17.07%	0	1999
	10.000000	11.927845	19.28%	1,552	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.081135	14.585737	3.58%	5,870	2006
	13.947624	14.081135	0.96%	5,405	2005
	13.251194	13.947624	5.26%	5,360	2004
	11.962673	13.251194	10.77%	5,117	2003
	11.293959	11.962673	5.92%	4,722	2002
	10.972282	11.293959	2.93%	2,086	2001
	10.510552	10.972282	4.39%	54	2000
	10.475252	10.510552	0.34%	0	1999
	10.000000	10.475252	4.75%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.586311	16.623801	6.66%	20,189	2006
	15.009784	15.586311	3.84%	19,680	2005
	14.206657	15.009784	5.65%	15,875	2004
	10.981083	14.206657	29.37%	12,482	2003
	15.196200	10.981083	-27.74%	9,306	2002
	17.594890	15.196200	-13.63%	6,046	2001
	17.848621	17.594890	-1.42%	6,301	2000
	12.752843	17.848621	39.96%	889	1999
	10.000000	12.752843	27.53%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.960386	13.907967	16.28%	3,780	2006
	10.590024	11.960386	12.94%	3,910	2005
	8.994884	10.590024	17.73%	4,355	2004
	6.365520	8.994884	41.31%	5,662	2003
	8.274485	6.365520	-23.07%	5,358	2002
	9.521827	8.274485	-13.10%	998	2001
	10.000000	9.521827	-4.78%	251	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.942389	22.026248	16.28%	31,190	2006
	16.767687	18.942389	12.97%	25,893	2005
	14.238187	16.767687	17.77%	16,358	2004
	10.000000	14.238187	42.38%	7,667	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.523389	5.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.293323	15.107682	13.65%	15,669	2006
	12.695602	13.293323	4.71%	13,359	2005
	11.739303	12.695602	8.15%	11,474	2004
	9.376475	11.739303	25.20%	9,369	2003
	11.687410	9.376475	-19.77%	6,675	2002
	13.168121	11.687410	-11.24%	4,691	2001
	14.609212	13.168121	-9.86%	4,492	2000
	12.149185	14.609212	20.25%	302	1999
	10.000000	12.149185	21.49%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.014381	0.14%	1,198	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.279198	16.559762	1.72%	9,333	2006
	14.668150	16.279198	10.98%	8,574	2005
	12.394931	14.668150	18.34%	7,051	2004
	9.989064	12.394931	24.09%	5,727	2003
	14.001802	9.989064	-28.66%	3,153	2002
	20.620784	14.001802	-32.10%	2,627	2001
	23.512658	20.620784	-12.30%	4,867	2000
	12.961315	23.512658	81.41%	323	1999
	10.000000	12.961315	29.61%	0	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.138350	1.38%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.385312	3.85%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.009999	10.10%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.618503	16.19%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.329601	3.30%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.020304	10.20%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.403056	14.03%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.586683	5.87%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.814274	8.14%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.761427	7.61%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.357726	3.58%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.832470	8.32%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.557976	5.58%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	11.005533	10.06%	2,199	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.259198	2.59%	2,403	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.416914	4.17%	1,257	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.681058	31.400371	9.48%	422	2006
	25.860301	28.681058	10.91%	422	2005
	23.781464	25.860301	8.74%	522	2004
	18.824701	23.781464	26.33%	1,029	2003
	17.444590	18.824701	7.91%	177	2002
	16.037786	17.444590	8.77%	0	2001
	14.572201	16.037786	10.06%	3	2000
	11.400149	14.572201	27.82%	0	1999
	10.000000	11.400149	14.00%	0	1998*

The Universal institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	13.028664	16.108182	23.64%	0	2006
	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.002873	8.640454	7.97%	2,891	2006
	6.889420	8.002873	16.16%	2,600	2005
	5.734597	6.889420	20.14%	2,704	2004
	4.094230	5.734597	40.07%	2,241	2003
	6.019598	4.094230	-31.98%	611	2002
	8.620055	6.019598	-30.17%	174	2001
	10.000000	8.620055	-13.80%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.222137	39.857439	36.39%	9,079	2006
	25.267437	29.222137	15.65%	8,021	2005
	18.750068	25.267437	34.76%	6,965	2004
	13.800701	18.750068	35.86%	5,620	2003
	14.079160	13.800701	-1.98%	3,477	2002
	12.974262	14.079160	8.52%	2	2001
	12.479280	12.974262	3.97%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.451145	22.680384	37.87%	318	2006
	12.626866	16.451145	30.29%	335	2005
	10.000000	12.626866	26.27%	289	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.631833	43.595964	37.82%	156	2006
	24.254218	31.631833	30.42%	156	2005
	19.499977	24.254218	24.38%	156	2004
	12.800242	19.499977	52.34%	424	2003
	13.343009	12.800242	-4.07%	306	2002
	13.755231	13.343009	-3.00%	114	2001
	23.947713	13.755231	-42.56%	64	2000
	12.101814	23.947713	97.89%	10	1999
	10.000000	12.101814	21.02%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.701377	23.011470	23.05%	0	2006
	12.483933	18.701377	49.80%	0	2005
	10.000000	12.483933	24.84%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.116907	38.274579	23.00%	8	2006
	20.764275	31.116907	49.86%	8	2005
	16.917457	20.764275	22.74%	8	2004
	11.826254	16.917457	43.05%	8	2003
	12.319065	11.826254	-4.00%	8	2002
	13.923943	12.319065	-11.53%	32	2001
	12.649846	13.923943	10.07%	32	2000
	10.581149	12.649846	19.55%	48	1999
	10.000000	10.581149	5.81%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.358519	12.593862	10.88%	18,351	2006
	10.655882	11.358519	6.59%	16,767	2005
	9.123015	10.655882	16.80%	14,672	2004
	6.739605	9.123015	35.36%	12,777	2003
	9.321492	6.739605	-27.70%	7,039	2002
	9.798273	9.321492	-4.87%	2,154	2001
	10.000000	9.798273	-6.79%	60	2000*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.151727	13.553215	11.53%	0	2006

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	12.141679	4.74%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.741948	14.628656	14.81%	0	2006

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.680037	6.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.755518	27.56%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.888679	18.854342	26.64%	0	2006
	12.784541	14.888679	16.46%	0	2005
	10.440136	12.784541	22.46%	0	2004
	8.191550	10.440136	27.45%	0	2003
	10.000000	8.191550	-18.08%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.568544	15.689047	15.63%	4,574	2006
	13.131678	13.568544	3.33%	3,652	2005
	11.768787	13.131678	11.58%	1,478	2004
	9.213262	11.768787	27.74%	1,535	2003
	11.571520	9.213262	-20.38%	1,292	2002
	12.787029	11.571520	-9.51%	2,803	2001
	14.485724	12.787029	-11.73%	6,678	2000
	12.429254	14.485724	16.55%	1,349	1999
	10.000000	12.429254	24.29%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.450501	15.372314	23.47%	64	2006
	11.132159	12.450501	11.84%	205	2005
	9.809129	11.132159	13.49%	206	2004
	7.977821	9.809129	22.95%	255	2003
	10.145818	7.977821	-21.37%	257	2002
	14.507647	10.145818	-30.07%	673	2001
	17.662250	14.507647	-17.86%	1,003	2000
	10.902825	17.662250	62.00%	914	1999
	10.000000	10.902825	9.03%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.558756	15.505969	23.47%	698	2006
	11.244214	12.558756	11.69%	706	2005
	9.894401	11.244214	13.64%	250	2004
	8.047171	9.894401	22.96%	210	2003
	10.000000	8.047171	19.53%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.060864	10.61%	1,117	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.840776	10.354924	-4.48%	3,577	2006
	10.744913	10.840776	0.89%	1,722	2005
	9.831340	10.744913	9.29%	196	2004
	7.971013	9.831340	23.34%	0	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.826617	22.059989	17.17%	7,100	2006
	18.150582	18.826617	3.72%	6,765	2005
	16.076066	18.150582	12.90%	4,461	2004
	12.623723	16.076066	27.35%	2,488	2003
	14.630021	12.623723	-13.71%	2,157	2002
	13.132406	14.630021	11.40%	1,011	2001
	11.255628	13.132406	16.67%	431	2000
	11.495807	11.255628	-2.09%	0	1999
	10.000000	11.495807	14.96%	0	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.546844	-4.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.728572	10.763004	0.32%	4,713	2006
	10.696844	10.728572	0.30%	4,710	2005
	10.237378	10.696844	4.49%	3,653	2004
	10.000000	10.237378	2.37%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.698046	16.431424	11.79%	0	2006
	12.814703	14.698046	14.70%	0	2005
	10.998332	12.814703	16.51%	0	2004
	7.542705	10.998332	45.81%	0	2003
	11.600830	7.542705	-34.98%	0	2002
	16.463131	11.600830	-29.53%	0	2001
	20.565582	16.463131	-19.95%	0	2000
	12.737475	20.565582	61.46%	0	1999
	10.000000	12.737475	27.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.554399	14.710561	17.17%	0	2006
	10.825062	12.554399	15.98%	0	2005
	9.553616	10.825062	13.31%	0	2004
	7.269038	9.553616	31.43%	0	2003
	9.190492	7.269038	-20.91%	0	2002
	11.975093	9.190492	-23.25%	0	2001
	16.363554	11.975093	-26.82%	193	2000
	10.799816	16.363554	51.52%	0	1999
	10.000000	10.799816	8.00%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.488491	17.076505	17.86%	0	2006
	13.566563	14.488491	6.80%	102	2005
	12.338645	13.566563	9.95%	102	2004
	9.982657	12.338645	23.60%	102	2003
	13.145064	9.982657	-24.06%	102	2002
	13.187744	13.145064	-0.32%	102	2001
	12.261224	13.187744	7.56%	514	2000
	11.686779	12.261224	4.92%	39	1999
	10.000000	11.686779	16.87%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.198697	14.912520	12.98%	2,807	2006
	12.463747	13.198697	5.90%	1,673	2005
	10.355238	12.463747	20.36%	130	2004
	7.610820	10.355238	36.06%	71	2003
	10.000000	7.610820	-23.89%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.313177	11.121665	7.84%	4,998	2006
	10.078937	10.313177	2.32%	4,046	2005
	9.609681	10.078937	4.88%	3,461	2004
	7.722981	9.609681	24.43%	3,169	2003
	11.006915	7.722981	-29.84%	3,044	2002
	14.397461	11.006915	-23.55%	3,370	2001
	16.386683	14.397461	-12.14%	16,017	2000
	12.756741	16.386683	28.46%	1,022	1999
	10.000000	12.756741	27.57%	143	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.559128	14.324729	14.06%	34,529	2006
	12.147726	12.559128	3.39%	34,055	2005
	11.118412	12.147726	9.26%	27,379	2004
	8.771190	11.118412	26.76%	19,565	2003
	11.440825	8.771190	-23.33%	7,448	2002
	13.193664	11.440825	-13.29%	5,291	2001
	14.726559	13.193664	-10.41%	49,636	2000
	12.365124	14.726559	19.10%	2,174	1999
	10.000000	12.365124	23.65%	1,241	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.419725	14.285838	15.03%	1,446	2006
	12.049000	12.419725	3.08%	2,444	2005
	11.615394	12.049000	3.73%	1,929	2004
	9.707308	11.615394	19.66%	832	2003
	11.803122	9.707308	-17.76%	668	2002
	13.180436	11.803122	-10.45%	535	2001
	13.433832	13.180436	-1.89%	6,698	2000
	12.205549	13.433832	10.06%	533	1999
	10.000000	12.205549	22.06%	0	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.308929	3.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.000205	13.371467	2.86%	9,396	2006
	12.995693	13.000205	0.03%	7,274	2005
	12.700446	12.995693	2.32%	5,854	2004
	12.290233	12.700446	3.34%	4,933	2003
	11.386105	12.290233	7.94%	2,887	2002
	10.675429	11.386105	6.66%	2,130	2001
	9.787093	10.675429	9.08%	0	2000
	10.000000	9.787093	-2.13%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.088589	17.892525	18.58%	7,147	2006
	14.447194	15.088589	4.44%	5,841	2005
	13.134952	14.447194	9.99%	5,586	2004
	10.214304	13.134952	28.59%	2,858	2003
	12.462000	10.214304	-18.04%	1,738	2002
	13.297371	12.462000	-6.28%	409	2001
	12.432231	13.297371	6.96%	13,086	2000
	11.848469	12.432231	4.93%	931	1999
	10.000000	11.848469	18.48%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.106070	12.759957	5.40%	7,146	2006
	11.600743	12.106070	4.36%	7,019	2005
	11.376316	11.600743	1.97%	5,866	2004
	8.676036	11.376316	31.12%	3,262	2003
	12.587267	8.676036	-31.07%	7,401	2002
	15.494279	12.587267	-18.76%	7,064	2001
	17.641868	15.494279	-12.17%	13,369	2000
	13.012933	17.641868	35.57%	12,669	1999
	10.000000	13.012933	30.13%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.344409	11.357330	9.79%	7,688	2006
	10.217205	10.344409	1.24%	7,046	2005
	9.451656	10.217205	8.10%	5,303	2004
	7.538157	9.451656	25.38%	2,049	2003
	7.367024	7.538157	2.32%	4,491	2002
	8.468211	7.367024	-13.00%	7,918	2001
	11.080460	8.468211	-23.58%	3,610	2000
	10.382374	11.080460	6.72%	1,184	1999
	10.000000	10.382374	3.82%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.445584	16.825747	16.48%	315	2006
	12.295261	14.445584	17.49%	316	2005
	10.971102	12.295261	12.07%	316	2004
	7.757996	10.971102	41.42%	317	2003
	9.862700	7.757996	-21.34%	318	2002
	12.687275	9.862700	-22.26%	622	2001
	15.890221	12.687275	-20.16%	541	2000
	11.294949	15.890221	40.68%	0	1999
	10.000000	11.294949	12.95%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.397587	16.770243	16.48%	4,565	2006
	12.259263	14.397587	17.44%	1,834	2005
	10.938143	12.259263	12.08%	602	2004
	7.732121	10.938143	41.46%	266	2003
	10.000000	7.732121	-22.68%	83	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.349198	20.220546	10.20%	22,830	2006
	15.901687	18.349198	15.39%	9,484	2005
	13.961332	15.901687	13.90%	5,885	2004
	11.014882	13.961332	26.75%	4,658	2003
	12.315058	11.014882	-10.56%	3,625	2002
	14.231074	12.315058	-13.46%	2,729	2001
	15.447579	14.231074	-7.88%	9,433	2000
	12.600399	15.447579	22.60%	459	1999
	10.000000	12.600399	26.00%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.521925	10.837555	3.00%	7,408	2006
	10.437626	10.521925	0.81%	7,586	2005
	10.132142	10.437626	3.01%	2,930	2004
	10.000000	10.132142	1.32%	329	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.907573	10.302731	3.99%	451	2006
	9.215932	9.907573	7.50%	776	2005
	8.717183	9.215932	5.72%	779	2004
	6.808058	8.717183	28.04%	851	2003
	8.829438	6.808058	-22.89%	852	2002
	10.450878	8.829438	-15.51%	1,240	2001
	12.777351	10.450878	-18.21%	1,454	2000
	12.419643	12.777351	2.88%	1,100	1999
	10.000000	12.419643	24.20%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.859873	-1.40%	4,536	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.227488	15.178387	14.75%	3,688	2006
	13.060805	13.227488	1.28%	781	2005
	11.603120	13.060805	12.56%	199	2004
	7.446470	11.603120	55.82%	45	2003
	10.000000	7.446470	-25.54%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.536046	5.36%	4,027	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.556199	5.56%	110	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - NQ	10.000000	9.379869	-6.20%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q	13.402323	15.434380	15.16%	44	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.123200	11.23%	114	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.017788	16.193756	15.52%	127	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	10.000000	10.673390	6.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	12.698125	16.071961	26.57%	18	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.185313	15.846198	20.18%	0	2006
	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	12.372710	14.840751	19.95%	30	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.799086	10.453347	4.53%	0	2006

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.283381	14.173021	15.38%	547	2006
	11.389202	12.283381	7.85%	2,368	2005
	10.000000	11.389202	13.89%	683	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.020653	8.642729	7.76%	6,386	2006
	7.215824	8.020653	11.15%	4,475	2005
	6.194175	7.215824	16.49%	4,919	2004
	5.216955	6.194175	18.73%	3,336	2003
	6.283990	5.216955	-16.98%	1,954	2002
	8.141323	6.283990	-22.81%	1,048	2001
	10.000000	8.141323	-18.59%	5,602	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.716911	3.957908	6.48%	590	2006
	3.374104	3.716911	10.16%	893	2005
	3.397584	3.374104	-0.69%	896	2004
	2.348897	3.397584	44.65%	899	2003
	4.027049	2.348897	-41.67%	902	2002
	6.506406	4.027049	-38.11%	852	2001
	10.000000	6.506406	-34.94%	2,872	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.285722	12.029938	6.59%	445	2006
	10.265417	11.285722	9.94%	679	2005
	10.309227	10.265417	-0.42%	285	2004
	7.095326	10.309227	45.30%	191	2003
	10.000000	7.095326	-29.05%	82	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.196737	13.348842	45.15%	2,280	2006
	7.058336	9.196737	30.30%	2,810	2005
	6.022291	7.058336	17.20%	3,172	2004
	4.533041	6.022291	32.85%	3,291	2003
	6.183160	4.533041	-26.69%	3,518	2002
	8.178071	6.183160	-24.39%	3,956	2001
	10.000000	8.178071	-18.22%	4,422	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.722944	22.841581	45.28%	7,303	2006
	12.060003	15.722944	30.37%	5,301	2005
	10.287726	12.060003	17.23%	5,232	2004
	7.742909	10.287726	32.87%	3,644	2003
	10.000000	7.742909	-22.57%	2,269	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.985363	10.275244	2.90%	225	2006
	9.967544	9.985363	0.18%	64	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.817901	15.253770	19.00%	29	2006

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	11.773573	12.237442	3.94%	23	2006

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.694868	17.572548	11.96%	9,689	2006
	14.662576	15.694868	7.04%	878	2005
	12.820605	14.662576	14.37%	1,235	2004
	9.853218	12.820605	30.12%	1,077	2003
	13.566133	9.853218	-27.37%	853	2002
	13.949218	13.566133	-2.75%	499	2001
	13.966839	13.949218	-0.13%	1,332	2000
	12.305897	13.966839	13.50%	98	1999
	10.000000	12.305897	23.06%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - NQ	10.000000	10.271685	2.72%	0	2006*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q	11.652777	14.082703	20.85%	63	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.117619	18.255511	13.26%	826	2006
	14.349215	16.117619	12.32%	880	2005
	12.493396	14.349215	14.85%	1,037	2004
	9.878424	12.493396	26.47%	908	2003
	14.157405	9.878424	-30.22%	699	2002
	19.027345	14.157405	-25.59%	645	2001
	20.820318	19.027345	-8.61%	2,241	2000
	13.700471	20.820318	51.97%	32	1999
	10.000000	13.700471	37.00%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.366037	18.140407	10.84%	2,509	2006
	14.039079	16.366037	16.57%	1,160	2005
	11.949322	14.039079	17.49%	601	2004
	8.957418	11.949322	33.40%	510	2003
	11.957935	8.957418	-25.09%	436	2002
	12.462618	11.957935	-4.05%	298	2001
	12.531553	12.462618	-0.55%	269	2000
	11.819096	12.531553	6.03%	914	1999
	10.000000	11.819096	18.19%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.456727	13.987076	12.29%	275	2006
	11.804504	12.456727	5.53%	0	2005
	10.552559	11.804504	11.86%	0	2004

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - NQ	10.000000	10.183459	1.83%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q	11.565237	12.669977	9.55%	11	2006

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.469308	4.69%	206	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.451366	4.51%	1,155	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.752059	7.52%	1,104	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.278312	2.78%	16,623	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.566462	14.817911	9.22%	411	2006
	13.418308	13.566462	1.10%	421	2005
	12.342012	13.418308	8.72%	360	2004
	10.221629	12.342012	20.74%	106	2003
	10.027593	10.221629	1.94%	48	2002
	9.744373	10.027593	2.91%	48	2001
	10.757403	9.744373	-9.42%	76	2000
	10.556787	10.757403	1.90%	0	1999
	10.000000	10.556787	5.57%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.453271	11.417078	9.22%	1,482	2006
	10.000000	10.453271	4.53%	754	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.351085	23.426504	35.01%	29	2006
	13.246644	17.351085	30.98%	48	2005
	11.109704	13.246644	19.23%	48	2004
	6.807349	11.109704	63.20%	48	2003
	8.132085	6.807349	-16.29%	48	2002
	8.685889	8.132085	-6.38%	0	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.137690	25.824796	34.94%	2,810	2006
	14.608663	19.137690	31.00%	2,299	2005
	12.250675	14.608663	19.25%	718	2004
	7.508471	12.250675	63.16%	253	2003
	10.000000	7.508471	-24.92%	88	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.127756	17.837717	35.88%	0	2006
	12.484648	13.127756	5.15%	0	2005
	9.729024	12.484648	28.32%	0	2004
	7.934323	9.729024	22.62%	0	2003
	10.000000	7.934323	-20.66%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.455883	12.416347	31.31%	77	2006
	7.353676	9.455883	28.59%	77	2005
	6.521138	7.353676	12.77%	77	2004
	4.869101	6.521138	33.93%	77	2003
	6.496891	4.869101	-25.05%	78	2002
	9.221767	6.496891	-29.55%	78	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.073720	19.790909	31.29%	1,140	2006
	11.725727	15.073720	28.55%	1,169	2005
	10.383768	11.725727	12.92%	104	2004
	7.769802	10.383768	33.64%	96	2003
	10.000000	7.769802	-22.30%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.188122	16.394468	24.31%	75	2006
	11.190533	13.188122	17.85%	75	2005
	9.797330	11.190533	14.22%	83	2004
	7.291847	9.797330	34.36%	84	2003
	9.897097	7.291847	-26.32%	84	2002
	12.345376	9.897097	-19.83%	85	2001
	14.257588	12.345376	-13.41%	200	2000
	11.745400	14.257588	21.39%	77	1999
	10.000000	11.745400	17.45%	155	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.268429	22.697336	24.24%	0	2006
	15.501292	18.268429	17.85%	0	2005
	13.571411	15.501292	14.22%	0	2004
	10.000000	13.571411	35.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.031324	12.228183	10.85%	1,340	2006
	10.893591	11.031324	1.26%	1,295	2005
	10.168075	10.893591	7.14%	299	2004
	8.695502	10.168075	16.93%	121	2003
	10.042076	8.695502	-13.41%	122	2002
	10.557899	10.042076	-4.89%	122	2001
	10.728485	10.557899	-1.59%	911	2000
	10.770735	10.728485	-0.39%	122	1999
	10.000000	10.770735	7.71%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.473935	15.771065	1.92%	2,870	2006
	14.496373	15.473935	6.74%	1,943	2005
	12.943374	14.496373	12.00%	1,037	2004
	9.762003	12.943374	32.59%	931	2003
	14.818626	9.762003	-34.12%	748	2002
	16.831886	14.818626	-11.96%	967	2001
	20.331712	16.831886	-17.21%	270	2000
	10.000000	20.331712	103.32%	0	1999*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.026603	33.621951	15.83%	2,395	2006
	28.516666	29.026603	1.79%	2,046	2005
	24.618843	28.516666	15.83%	1,674	2004
	15.893715	24.618843	54.90%	1,457	2003
	22.097595	15.893715	-28.07%	1,158	2002
	17.445777	22.097595	26.66%	818	2001
	15.886176	17.445777	9.82%	3393	2000
	12.584102	15.886176	26.24%	43	1999
	10.000000	12.584102	25.84%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.089017	27.758912	10.64%	3,506	2006
	22.619557	25.089017	10.92%	2,506	2005
	19.244942	22.619557	17.54%	1,880	2004
	13.820149	19.244942	39.25%	1,208	2003
	16.928867	13.820149	-18.36%	948	2002
	18.376589	16.928867	-7.88%	667	2001
	17.087592	18.376589	7.54%	533	2000
	12.014774	17.087592	42.22%	0	1999
	10.000000	12.014774	20.15%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.173510	19.220058	18.84%	43	2006
	14.731957	16.173510	9.79%	30	2005
	12.316294	14.731957	19.61%	17	2004
	8.816690	12.316294	39.69%	3	2003
	10.000000	8.816690	-11.83%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	13.001428	13.186297	1.42%	172	2006
	12.142666	13.001428	7.07%	27	2005
	11.402022	12.142666	6.50%	12	2004
	8.441957	11.402022	35.06%	0	2003
	10.000000	8.441957	-15.58%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.973957	3.264895	9.78%	0	2006
	3.027146	2.973957	-1.76%	0	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.053256	12.125152	9.70%	270	2006
	11.250482	11.053256	-1.75%	84	2005
	10.925455	11.250482	2.97%	13	2004
	7.129086	10.925455	53.25%	2	2003
	10.000000	7.129086	-28.71%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.254058	13.526164	2.05%	9,092	2006
	12.997203	13.254058	1.98%	8,218	2005
	12.745923	12.997203	1.97%	6,306	2004
	12.654152	12.745923	0.73%	5,684	2003
	11.546116	12.654152	9.60%	6,260	2002
	10.902126	11.546116	5.91%	3,836	2001
	9.809384	10.902126	11.14%	5,096	2000
	10.172348	9.809384	-3.57%	1,838	1999
	10.000000	10.172348	1.72%	189	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.808112	7.137919	4.84%	2,913	2006
	6.473239	6.808112	5.17%	3,054	2005
	6.060807	6.473239	6.80%	1,554	2004
	4.623680	6.060807	31.08%	1,695	2003
	6.568981	4.623680	-29.61%	1,092	2002
	9.257262	6.568981	-29.04%	2,361	2001
	12.759041	9.257262	-27.45%	3,274	2000
	12.390885	12.759041	2.97%	3,720	1999
	10.000000	12.390885	23.91%	155	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.159571	11.699753	4.84%	2,281	2006
	10.938716	11.159571	2.02%	285	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.683322	12.509474	7.07%	5,755	2006
	11.322864	11.683322	3.18%	5,935	2005
	10.700165	11.322864	5.82%	2,208	2004
	9.530058	10.700165	12.28%	416	2003
	10.000000	9.530058	-4.70%	179	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.051166	13.252053	9.96%	17,680	2006
	11.584213	12.051166	4.03%	20,693	2005
	10.709575	11.584213	8.17%	1,400	2004
	9.033690	10.709575	18.55%	604	2003
	10.000000	9.033690	-9.66%	1,525	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.568358	14.216422	13.11%	24,663	2006
	11.886380	12.568358	5.74%	18,060	2005
	10.738253	11.886380	10.69%	3,549	2004
	8.586354	10.738253	25.06%	1,856	2003
	10.000000	8.586354	-14.14%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.869465	14.852830	15.41%	11,052	2006
	12.074239	12.869465	6.59%	9,296	2005
	10.723013	12.074239	12.60%	1,920	2004
	8.234496	10.723013	30.22%	414	2003
	10.000000	8.234496	-17.66%	122	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.890136	15.076017	8.54%	4,765	2006
	12.816839	13.890136	8.37%	3,335	2005
	11.253065	12.816839	13.90%	888	2004
	8.131671	11.253065	38.39%	739	2003
	13.074320	8.131671	-37.80%	562	2002
	18.999657	13.074320	-31.19%	351	2001
	22.735718	18.999657	-16.43%	2,335	2000
	12.461498	22.735718	82.45%	0	1999
	10.000000	12.461498	24.61%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.255765	11.619013	3.23%	7,016	2006
	11.101653	11.255765	1.39%	6,033	2005
	11.151696	11.101653	-0.45%	3,589	2004
	11.222643	11.151696	-0.63%	4,262	2003
	11.228670	11.222643	-0.05%	3,938	2002
	10.976083	11.228670	2.30%	2,497	2001
	10.482530	10.976083	4.71%	12,384	2000
	10.124383	10.482530	3.54%	5,425	1999
	10.000000	10.124383	1.24%	0	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.845278	13.633339	-1.53%	1,196	2006
	12.518987	13.845278	10.59%	53	2005
	11.274248	12.518987	11.04%	19	2004
	7.491533	11.274248	50.49%	3	2003
	10.000000	7.491533	-25.08%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.871766	8.72%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.129148	21.975505	21.22%	1,920	2006
	16.383193	18.129148	10.66%	1,713	2005
	13.795416	16.383193	18.76%	145	2004
	10.000000	13.795416	37.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.830881	24.775941	8.52%	5,229	2006
	20.623786	22.830881	10.70%	3,149	2005
	18.045837	20.623786	14.29%	1,843	2004
	13.571367	18.045837	32.97%	1,303	2003
	16.226571	13.571367	-16.36%	901	2002
	16.650563	16.226571	-2.55%	569	2001
	14.634711	16.650563	13.77%	263	2000
	12.255745	14.634711	19.41%	0	1999
	10.000000	12.255745	22.56%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.569807	14.104765	12.21%	8,829	2006
	11.846853	12.569807	6.10%	7,879	2005
	10.930890	11.846853	8.38%	7,280	2004
	8.680809	10.930890	25.92%	6,527	2003
	10.636664	8.680809	-18.39%	5,814	2002
	12.216049	10.636664	-12.93%	6,650	2001
	12.637807	12.216049	-3.34%	30,027	2000
	11.966903	12.637807	5.61%	6,161	1999
	10.000000	11.966903	19.67%	321	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.467784	16.591045	14.68%	184	2006
	13.282289	14.467784	8.93%	15	2005
	11.324577	13.282289	17.29%	4	2004
	9.130827	11.324577	24.03%	0	2003
	10.000000	9.130827	-8.69%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.244340	14.014970	14.46%	8,620	2006
	11.893755	12.244340	2.95%	3,990	2005
	10.250526	11.893755	16.03%	2,973	2004
	7.897653	10.250526	29.79%	1,628	2003
	10.684106	7.897653	-26.08%	1,488	2002
	12.317063	10.684106	-13.26%	1,303	2001
	13.954430	12.317063	-11.73%	338	2000
	11.925844	13.954430	17.01%	0	1999
	10.000000	11.925844	19.26%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.029010	14.524404	3.53%	6,233	2006
	13.903003	14.029010	0.91%	6,410	2005
	13.215501	13.903003	5.20%	5,696	2004
	11.936481	13.215501	10.72%	2,305	2003
	11.274938	11.936481	5.87%	2,321	2002
	10.959378	11.274938	2.88%	2,061	2001
	10.503468	10.959378	4.34%	9	2000
	10.473496	10.503468	0.29%	0	1999
	10.000000	10.473496	4.73%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.528631	16.553915	6.60%	6,363	2006
	14.961776	15.528631	3.79%	5,923	2005
	14.168379	14.961776	5.60%	5,768	2004
	10.957031	14.168379	29.31%	4,909	2003
	15.170607	10.957031	-27.77%	5,004	2002
	17.574219	15.170607	-13.68%	3,521	2001
	17.836627	17.574219	-1.47%	10,053	2000
	12.750719	17.836627	39.89%	613	1999
	10.000000	12.750719	27.51%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.926147	13.861145	16.22%	1,835	2006
	10.565033	11.926147	12.88%	2,516	2005
	8.978200	10.565033	17.67%	2,754	2004
	6.356923	8.978200	41.23%	2,757	2003
	8.267491	6.356923	-23.11%	3,318	2002
	9.518646	8.267491	-13.14%	1,596	2001
	10.000000	9.518646	-4.81%	267	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.916877	21.985482	16.22%	13,651	2006
	16.753552	18.916877	12.91%	6,770	2005
	14.233382	16.753552	17.71%	3,064	2004
	10.000000	14.233382	42.33%	1,098	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.519855	5.20%	16	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.244102	15.044165	13.59%	10,208	2006
	12.654982	13.244102	4.66%	6,755	2005
	11.707682	12.654982	8.09%	2,324	2004
	9.355937	11.707682	25.14%	720	2003
	11.667724	9.355937	-19.81%	592	2002
	13.152642	11.667724	-11.29%	1,031	2001
	14.599387	13.152642	-9.91%	5,369	2000
	12.147153	14.599387	20.19%	181	1999
	10.000000	12.147153	21.47%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.011018	0.11%	2,537	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.218926	16.490117	1.67%	4,258	2006
	14.621223	16.218926	10.93%	4,196	2005
	12.361526	14.621223	18.28%	3,496	2004
	9.967175	12.361526	24.02%	3,101	2003
	13.978216	9.967175	-28.69%	2,796	2002
	20.596567	13.978216	-32.13%	2,062	2001
	23.496887	20.596567	-12.34%	4,582	2000
	12.959156	23.496887	81.31%	235	1999
	10.000000	12.959156	29.59%	147	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.135369	1.35%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.382258	3.82%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.006899	10.07%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.615234	16.15%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.326692	3.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.017210	10.17%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.399845	14.00%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.583702	5.84%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.811230	8.11%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.758396	7.58%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.354803	3.55%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.829422	8.29%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - NQ	10.000000	10.554438	5.54%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q	11.221044	12.114909	7.97%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - NQ	10.000000	11.001840	10.02%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q	10.548574	12.359645	17.17%	1,359	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.000000	10.255711	2.56%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.043651	10.317721	2.73%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.413414	4.13%	96	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.574908	31.268369	9.43%	196	2006
	25.777598	28.574908	10.85%	197	2005
	23.717411	25.777598	8.69%	197	2004
	18.783491	23.717411	26.27%	192	2003
	17.415214	18.783491	7.86%	173	2002
	16.018934	17.415214	8.72%	152	2001
	14.562396	16.018934	10.00%	128	2000
	11.398245	14.562396	27.76%	109	1999
	10.000000	11.398245	13.98%	154	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	13.004495	16.070189	23.57%	0	2006
	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.979923	8.611321	7.91%	1,359	2006
	6.873124	7.979923	16.10%	3,098	2005
	5.723928	6.873124	20.08%	2,421	2004
	4.088676	5.723928	39.99%	1,655	2003
	6.014503	4.088676	-32.02%	769	2002
	8.617166	6.014503	-30.20%	17	2001
	10.000000	8.617166	-13.83%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.114020	39.689950	36.33%	2,566	2006
	25.186652	29.114020	15.59%	2,443	2005
	18.699570	25.186652	34.69%	1,626	2004
	13.770483	18.699570	35.79%	334	2003
	14.055442	13.770483	-2.03%	273	2002
	12.959009	14.055442	8.46%	144	2001
	12.466313	12.959009	3.95%	479	2000

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.437358	22.649945	37.80%	196	2006
	12.622652	16.437358	30.22%	0	2005
	10.000000	12.622652	26.23%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.514704	43.412632	37.75%	0	2006
	24.176597	31.514704	30.35%	60	2005
	19.447415	24.176597	24.32%	60	2004
	12.772187	19.447415	52.26%	60	2003
	13.320519	12.772187	-4.12%	60	2002
	13.739047	13.320519	-3.05%	60	2001
	23.931619	13.739047	-42.59%	60	2000
	12.099788	23.931619	97.79%	27	1999
	10.000000	12.099788	21.00%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.685701	22.980567	22.98%	166	2006
	12.479763	18.685701	49.73%	0	2005
	10.000000	12.479763	24.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.001698	38.113622	22.94%	43	2006
	20.697822	31.001698	49.78%	43	2005
	16.871845	20.697822	22.68%	43	2004
	11.800336	16.871845	42.98%	44	2003
	12.298301	11.800336	-4.05%	44	2002
	13.907561	12.298301	-11.57%	44	2001
	12.641312	13.907561	10.02%	0	2000
	10.579367	12.641312	19.49%	0	1999
	10.000000	10.579367	5.79%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.325995	12.551474	10.82%	3,525	2006
	10.630738	11.325995	6.54%	2,859	2005
	9.106093	10.630738	16.74%	2,690	2004
	6.730519	9.106093	35.30%	1,904	2003
	9.313641	6.730519	-27.73%	1,013	2002
	9.795001	9.313641	-4.91%	183	2001
	10.000000	9.795001	-2.05%	0	2000*

Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.641048	6.41%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.879259	-1.21%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.081339	0.81%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.677037	6.77%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.751928	27.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.861051	18.809873	26.57%	0	2006
	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.518310	15.623076	15.57%	1,151	2006
	13.089671	13.518310	3.27%	922	2005
	11.737071	13.089671	11.52%	808	2004
	9.193080	11.737071	27.67%	805	2003
	11.552029	9.193080	-20.42%	609	2002
	12.771997	11.552029	-9.55%	1,151	2001
	14.475981	12.771997	-11.77%	9,401	2000
	12.427175	14.475981	16.49%	1,000	1999
	10.000000	12.427175	24.27%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.404396	15.307662	23.41%	208	2006
	11.096532	12.404396	11.79%	208	2005
	9.782676	11.096532	13.43%	208	2004
	7.960337	9.782676	22.89%	208	2003
	10.128725	7.960337	-21.41%	208	2002
	14.490593	10.128725	-30.10%	871	2001
	17.650383	14.490593	-17.90%	4,193	2000
	10.901004	17.650383	61.92%	0	1999
	10.000000	10.901004	9.01%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.535460	15.469391	23.41%	438	2006
	11.229023	12.535460	11.63%	367	2005
	9.886036	11.229023	13.58%	280	2004
	8.044442	9.886036	22.89%	184	2003
	10.000000	8.044442	-19.56%	67	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.057147	10.57%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.820656	10.330481	-4.53%	29	2006
	10.730380	10.820656	0.84%	44	2005
	9.823019	10.730380	9.24%	0	2004
	7.968301	9.823019	23.28%	0	2003
	10.000000	7.968301	-20.32%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.756880	21.967196	17.12%	1,883	2006
	18.092486	18.756880	3.67%	1,692	2005
	16.032727	18.092486	12.85%	1,567	2004
	12.596055	16.032727	27.28%	1,976	2003
	14.605357	12.596055	-13.76%	1,701	2002
	13.116946	14.605357	11.35%	704	2001
	11.248045	13.116946	16.62%	196	2000
	11.493876	11.248045	-2.14%	0	1999
	10.000000	11.493876	14.94%	0	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.543629	-4.56%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.714080	10.743037	0.27%	2,947	2006
	10.687792	10.714080	0.25%	0	2005
	10.233898	10.687792	4.44%	0	2004
	10.000000	10.233898	2.34%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.643576	16.362265	11.74%	0	2006
	12.773658	14.643576	14.64%	0	2005
	10.968665	12.773658	16.46%	0	2004
	7.526163	10.968665	45.74%	0	2003
	11.581271	7.526163	-35.01%	1	2002
	16.443767	11.581271	-29.57%	536	2001
	20.551766	16.443767	-19.99%	502	2000
	12.735345	20.551766	61.38%	482	1999
	10.000000	12.735345	27.35%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.507891	14.648678	17.12%	0	2006
	10.790409	12.507891	15.92%	0	2005
	9.527860	10.790409	13.25%	0	2004
	7.253109	9.527860	31.36%	0	2003
	9.175002	7.253109	-20.95%	0	2002
	11.961010	9.175002	-23.29%	0	2001
	16.352558	11.961010	-26.86%	45	2000
	10.798003	16.352558	51.44%	0	1999
	10.000000	10.798003	7.98%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.434846	17.004687	17.80%	0	2006
	13.523151	14.434846	6.74%	0	2005
	12.305392	13.523151	9.90%	0	2004
	9.960794	12.305392	23.54%	0	2003
	13.122923	9.960794	-24.10%	0	2002
	13.172245	13.122923	-0.37%	0	2001
	12.252980	13.172245	7.50%	21	2000
	11.684826	12.252980	4.86%	0	1999
	10.000000	11.684826	16.85%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.174239	14.877364	12.93%	590	2006
	12.446927	13.174239	5.84%	693	2005
	10.346504	12.446927	20.30%	411	2004
	7.608241	10.346504	35.99%	88	2003
	10.000000	7.608241	-23.92%	38	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.274954	11.074843	7.78%	2,151	2006
	10.046653	10.274954	2.27%	1,998	2005
	9.583764	10.046653	4.83%	2,005	2004
	7.706045	9.583764	24.37%	1,849	2003
	10.988353	7.706045	-29.87%	2,340	2002
	14.380518	10.988353	-23.59%	3,406	2001
	16.375662	14.380518	-12.18%	24,497	2000
	12.754610	16.375662	28.39%	847	1999
	10.000000	12.754610	27.55%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.512627	14.264491	14.00%	4,471	2006
	12.108868	12.512627	3.33%	3,982	2005
	11.088459	12.108868	9.20%	3,586	2004
	8.751979	11.088459	26.70%	4,214	2003
	11.421554	8.751979	-23.37%	3,090	2002
	13.178151	11.421554	-13.33%	7,168	2001
	14.716647	13.178151	-10.45%	69.868	2000
	12.363055	14.716647	19.04%	6,573	1999
	10.000000	12.363055	23.63%	877	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.373722	14.225733	14.97%	598	2006
	12.010432	12.373722	3.02%	368	2005
	11.584069	12.010432	3.68%	306	2004
	9.686029	11.584069	19.60%	179	2003
	11.783214	9.686029	-17.80%	135	2002
	13.164923	11.783214	-10.50%	79	2001
	13.424790	13.164923	-1.94%	21.334	2000
	12.203505	13.424790	10.01%	224	1999
	10.000000	12.203505	22.04%	0	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.305471	3.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.956412	13.319686	2.80%	3,103	2006
	12.958478	12.956412	-0.02%	2,798	2005
	12.670489	12.958478	2.27%	2,507	2004
	12.267458	12.670489	3.29%	3,667	2003
	11.370764	12.267458	7.89%	3,006	2002
	10.666472	11.370764	6.60%	776	2001
	9.783812	10.666472	9.02%	0	2000
	10.000000	9.783812	-2.16%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.032685	17.817217	18.52%	10,601	2006
	14.400930	15.032685	4.39%	7,049	2005
	13.099526	14.400930	9.93%	5,950	2004
	10.191923	13.099526	28.53%	6,476	2003
	12.440995	10.191923	-18.08%	5,645	2002
	13.281731	12.440995	-6.33%	7,999	2000
	12.423854	13.281731	6.91%	14,567	1999
	11.846486	12.423854	4.87%	1,750	1998

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.061208	12.706253	5.35%	4,629	2006
	11.563600	12.061208	4.30%	3,176	2005
	11.345636	11.563600	1.92%	3,077	2004
	8.657007	11.345636	31.06%	3,936	2003
	12.566043	8.657007	-31.11%	3,230	2002
	15.476056	12.566043	-18.80%	1,259	2001
	17.630000	15.476056	-12.22%	16,401	2000
	13.010755	17.630000	35.50%	5,027	1999
	10.000000	13.010755	30.11%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.306110	11.309562	9.74%	1,232	2006
	10.184506	10.306110	1.19%	960	2005
	9.426171	10.184506	8.04%	1,493	2004
	7.521629	9.426171	25.32%	1,383	2003
	7.354603	7.521629	2.27%	822	2002
	8.458245	7.354603	-13.05%	197	2001
	11.072984	8.458245	-23.61%	2,196	2000
	10.380632	11.072984	6.67%	0	1999
	10.000000	10.380632	3.81%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.392045	16.754919	16.42%	5	2006
	12.255881	14.392045	17.43%	5	2005
	10.941500	12.255881	12.01%	5	2004
	7.740990	10.941500	41.34%	5	2003
	9.846083	7.740990	-21.38%	5	2002
	12.672362	9.846083	-22.30%	0	2001
	15.879549	12.672362	-20.20%	583	2000
	11.293057	15.879549	40.61%	0	1999
	10.000000	11.293057	12.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.370885	16.730683	16.42%	2,350	2006
	12.242700	14.370885	17.38%	1,460	2005
	10.928889	12.242700	12.02%	1,171	2004
	7.729491	10.928889	41.39%	161	2003
	10.000000	7.729491	-22.71%	24	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.281239	20.135487	10.14%	8,326	2006
	15.850782	18.281239	15.33%	6,236	2005
	13.923698	15.850782	13.84%	6,251	2004
	10.990756	13.923698	26.69%	4,464	2003
	12.294307	10.990756	-10.60%	3,889	2002
	14.214337	12.294307	-13.51%	4,079	2001
	15.437189	14.214337	-7.92%	31,064	2000
	12.598299	15.437189	22.53%	1,069	1999
	10.000000	12.598299	25.98%	8	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.507730	10.817475	2.95%	0	2006
	10.428807	10.507730	0.76%	4	2005
	10.128708	10.428807	2.96%	1	2004
	10.000000	10.128708	1.29%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.870863	10.259376	3.94%	368	2006
	9.186413	9.870863	7.45%	359	2005
	8.693663	9.186413	5.67%	529	2004
	6.793127	8.693663	27.98%	510	2003
	8.814543	6.793127	-22.93%	183	2002
	10.438575	8.814543	-15.56%	164	2001
	12.768758	10.438575	-18.25%	1,479	2000
	12.417568	12.768758	2.83%	320	1999
	10.000000	12.417568	24.18%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.856561	-1.43%	46	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.202987	15.142626	14.69%	163	2006
	13.043195	13.202987	1.23%	28	2005
	11.593346	13.043195	12.51%	0	2004
	7.443946	11.593346	55.74%	15	2003
	10.000000	7.443946	-25.56%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.532507	5.33%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.376713	-6.23%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.119465	11.19%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.157203	1.57%	11	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.669800	6.70%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.160857	15.808818	20.12%	0	2006
	12.069294	13.160857	9.04%	0	2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.857910	8.58%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.449841	4.50%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.273075	14.153990	15.33%	1,312	2006
	11.385394	12.273075	7.80%	1,231	2005
	10.000000	11.385394	13.85%	84	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.996638	8.612511	7.70%	532	2006
	7.197845	7.996638	11.10%	523	2005
	6.181859	7.197845	16.43%	449	2004
	6.277859	5.209227	-17.02%	1,351	2003
	8.137529	6.277859	-22.85%	1,704	2002
	10.000000	8.137529	-18.62%	1,569	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.705791	3.944077	6.43%	723	2006
	3.365706	3.705791	10.10%	723	2005
	2.345410	3.390832	44.57%	757	2004
	4.023106	2.345410	-41.70%	1,267	2003
	6.503356	4.023106	-38.14%	1,544	2002
	10.000000	6.503356	-34.97%	1,345	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.264791	12.001567	6.54%	876	2006
	10.251543	11.264791	9.88%	719	2005
	7.092920	10.300510	45.22%	408	2004
	10.000000	7.092920	-29.07%	226	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.169173	13.302116	45.07%	211	2006
	7.040734	9.169173	30.23%	507	2005
	4.526318	6.010319	32.79%	605	2004
	6.177123	4.526318	-26.72%	1,487	2003
	8.174255	6.177123	-24.43%	1,143	2002
	10.000000	8.174255	-18.26%	1,238	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.693805	22.787733	45.20%	1,346	2006
	12.043732	15.693805	30.31%	1,263	2005
	7.740287	10.279042	32.80%	1,374	2004
	10.000000	7.740287	-22.60%	1,032	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.971898	10.256191	2.85%	0	2006
	9.959135	9.971898	0.13%	0	2005
	10.000000	10.012296	0.12%	0	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.064604	10.65%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.733157	-2.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.636717	17.498604	11.91%	221	2006
	14.615636	15.636717	6.99%	170	2005
	9.831629	12.786036	30.05%	94	2004
	13.543264	9.831629	-27.41%	77	2003
	13.932809	13.543264	-2.80%	39	2002
	13.957433	13.932809	-0.18%	2,849	2001
	12.303831	13.957433	13.44%	0	2000
	10.000000	13.303831	23.04%	0	1999*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.268242	2.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.057857	18.178637	13.21%	4,322	2006
	14.303234	16.057857	12.27%	3,883	2005
	9.856745	12.459670	26.41%	2,977	2004
	14.133513	9.856745	-30.26%	2,469	2003
	19.004946	14.133513	-25.63%	2,329	2002
	20.806301	19.004946	-8.66%	4,237	2001
	13.698179	20.806301	51.89%	175	2000
	10.000000	13.698179	36.98%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.305392	18.064055	10.79%	6	2006
	13.994117	16.305392	16.52%	0	2005
	8.937773	11.917079	33.33%	0	2004
	11.937762	8.937773	-25.13%	0	2003
	12.447943	11.937762	-4.10%	1,084	2002
	12.523110	12.447943	-0.60%	1,105	2001
	11.817120	12.523110	5.97%	1,048	2000
	10.000000	11.817120	18.17%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.902710	13.358247	12.23%	265	2006
	11.285193	11.902710	5.47%	132	2005
	10.000000	11.285193	12.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.180050	1.80%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.465796	4.66%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.748441	7.48%	85	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.274872	2.75%	88	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.516216	14.755589	9.17%	0	2006
	13.375356	13.516216	1.05%	0	2005
	12.308733	13.375356	8.67%	2	2004
	10.199226	12.308733	20.68%	0	2003
	10.010690	10.199226	1.88%	0	2002
	9.732895	10.010690	2.85%	0	2001
	10.750149	9.732895	-9.46%	61	2000
	10.555014	10.750149	1.85%	0	1999
	10.000000	10.555014	5.55%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.449767	11.407487	9.16%	20	2006
	10.000000	10.449767	4.50%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.305110	23.352634	34.95%	0	2006
	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	0	2003
	8.126945	6.799600	-16.33%	0	2002
	8.684823	8.126945	-6.42%	0	2001
	10.000000	8.684823	-13.15%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.102228	25.763929	34.87%	196	2006
	14.588946	19.102228	30.94%	152	2005
	12.240339	14.588946	19.19%	122	2004
	7.505927	12.240339	63.08%	63	2003
	10.000000	7.505927	-24.94%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.101659	17.793288	35.81%	0	2006
	12.466117	13.101659	5.10%	0	2005
	9.719497	12.466117	28.26%	0	2004
	7.930578	9.719497	22.56%	0	2003
	10.000000	7.930578	-20.69%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.430813	12.377189	31.24%	0	2006
	7.337885	9.430813	28.52%	0	2005
	6.510418	7.337885	12.71%	0	2004
	4.863546	6.510418	33.86%	0	2003
	6.492772	4.863546	-25.09%	0	2002
	9.220640	6.492772	-29.58%	0	2001
	10.000000	9.220640	-7.79%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.045739	19.744200	31.23%	0	2006
	11.709868	15.045739	28.49%	633	2005
	10.374988	11.709868	12.87%	0	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.139231	16.325448	24.25%	23	2006
	11.154684	13.139231	17.79%	23	2005
	9.770899	11.154684	14.16%	40	2004
	7.275861	9.770899	34.29%	40	2003
	9.880402	7.275861	-26.36%	35	2002
	12.330829	9.880402	-19.87%	17	2001
	14.247974	12.330829	-13.46%	987	2000
	11.743428	14.247974	21.33%	17	1999
	10.000000	11.743428	17.43%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.243804	22.655299	24.18%	37	2006
	15.488203	18.243804	17.79%	33	2005
	13.566822	15.488203	14.16%	22	2004
	10.000000	13.566822	35.67%	9	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.990459	12.176736	10.79%	1,306	2006
	10.858711	10.990459	1.21%	1,091	2005
	10.140642	10.858711	7.08%	1,039	2004
	8.676428	10.140642	16.88%	1,034	2003
	10.025137	8.676428	-13.45%	1,005	2002
	10.545461	10.025137	-4.93%	2,203	2001
	10.721257	10.545461	-1.64%	2,196	2000
	10.768931	10.721257	-0.44%	2,475	1999
	10.000000	10.768931	7.69%	1,066	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.421797	15.709991	1.87%	666	2006
	14.454824	15.421797	6.69%	429	2005
	12.912822	14.454824	11.94%	331	2004
	9.743886	12.912822	32.52%	271	2003
	14.798640	9.743886	-34.16%	168	2002
	16.817775	14.798640	-12.01%	17	2001
	20.324927	16.817775	-17.26%	0	2000
	10.000000	20.324927	103.25%	0	1999*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	28.919087	33.480497	15.77%	1,942	2006
	28.425391	28.919087	1.74%	1,913	2005
	24.552470	28.425391	15.77%	1,728	2004
	15.858883	24.552470	54.82%	1,710	2003
	22.060369	15.858883	-28.11%	1,184	2002
	17.425261	22.060369	26.60%	846	2001
	15.875478	17.425261	9.76%	751	2000
	12.581999	15.875478	26.18%	0	1999
	10.000000	12.581999	25.82%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.996065	27.642106	10.59%	922	2006
	22.547136	24.996065	10.86%	664	2005
	19.193041	22.547136	17.48%	620	2004
	13.789861	19.193041	39.18%	1,007	2003
	16.900322	13.789861	-18.40%	878	2002
	18.354971	16.900322	-7.93%	3	2001
	17.076087	18.354971	7.49%	697	2000
	12.012761	17.076087	42.15%	0	1999
	10.000000	12.012761	20.13%	0	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.141352	19.172156	18.78%	0	2006
	14.710087	16.141352	9.73%	0	2005
	12.304239	14.710087	19.55%	0	2004
	8.812529	12.304239	39.62%	0	2003
	10.000000	8.812529	-11.87%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.975598	13.153460	1.37%	16	2006
	12.124673	12.975598	7.02%	212	2005
	11.390883	12.124673	6.44%	0	2004
	8.437976	11.390883	35.00%	0	2003
	10.000000	8.437976	-15.62%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.966073	3.254592	9.73%	14	2006
	3.020641	2.966073	-1.81%	14	2005
	2.933882	3.020641	2.96%	14	2004
	1.914851	2.933882	53.22%	14	2003
	3.390760	1.914851	-43.53%	99	2002
	5.998573	3.390760	-43.47%	85	2001
	10.000000	5.998573	-40.01%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.032795	12.096594	9.64%	97	2006
	11.235308	11.032795	-1.80%	78	2005
	10.916237	11.235308	2.92%	72	2004
	7.126672	10.916237	53.17%	934	2003
	10.000000	7.126672	-28.73%	14	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.204965	13.469262	2.00%	5,492	2006
	12.955598	13.204965	1.92%	5,587	2005
	12.711565	12.955598	1.92%	5,113	2004
	12.626432	12.711565	0.67%	4,712	2003
	11.526653	12.626432	9.54%	3,317	2002
	10.889287	11.526653	5.85%	2,322	2001
	9.802780	10.889287	11.08%	5,585	2000
	10.170644	9.802780	-3.62%	38	1999
	10.000000	10.170644	1.71%	0	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.782860	7.107851	4.79%	327	2006
	6.452491	6.782860	5.12%	306	2005
	6.044444	6.452491	6.75%	311	2004
	4.613524	6.044444	31.02%	402	2003
	6.557891	4.613524	-29.65%	405	2002
	9.246358	6.557891	-29.08%	438	2001
	12.750810	9.246358	-27.48%	7,354	2000
	12.388810	12.750810	2. 92%	5,038	1999
	10.000000	12.388810	23.89%	0	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.137379	11.670602	4.79%	856	2006
	10.922479	11.137379	1.97%	501	2005
	10.574381	10.922479	3.29%	352	2004
	9.928642	10.574381	6.50%	0	2003
	10.000000	9.928642	-0.71%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.660102	12.478314	7.02%	1,563	2006
	11.306072	11.660102	3.13%	937	2005
	10.689699	11.306072	5.77%	304	2004
	9.525559	10.689699	12.22%	49	2003
	10.000000	9.525559	-4.74%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.027221	13.219043	9.91%	11,276	2006
	11.567029	12.027221	3.98%	13,663	2005
	10.699107	11.567029	8.11%	11,903	2004
	9.029424	10.699107	18.49%	6,434	2003
	10.000000	9.029424	-9.71%	5,415	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.543415	14.181041	13.06%	20,604	2006
	11.868786	12.543415	5.68%	14,370	2005
	10.727781	11.868786	10.64%	10,706	2004
	8.582311	10.727781	25.00%	1,233	2003
	10.000000	8.582311	-14.18%	7	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.843911	14.815857	15.35%	6,983	2006
	12.056354	12.843911	6.53%	6,079	2005
	10.712555	12.056354	12.54%	5,056	2004
	8.230619	10.712555	30.15%	43	2003
	10.000000	8.230619	-17.69%	7	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.838648	15.012541	8.48%	1,739	2006
	12.775771	13.838648	8.32%	1,388	2005
	11.222685	12.775771	13.84%	1,206	2004
	8.113826	11.222685	38.32%	1,041	2003
	13.052260	8.113826	-37.84%	821	2002
	18.977298	13.052260	-31.22%	1,030	2001
	22.720430	18.977298	-16.47%	1,037	2000
	12.459415	22.720430	82.36%	72	1999
	10.000000	12.459415	24.59%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.214049	11.570104	3.18%	447	2006
	11.066094	11.214049	1.34%	3,319	2005
	11.121610	11.066094	-0.50%	612	2004
	11.198034	11.121610	-0.68%	7,862	2003
	11.209725	11.198034	-0.10%	9,876	2002
	10.963142	11.209725	2.25%	6,396	2001
	10.475448	10.963142	4.66%	2,739	2000
	10.122671	10.475448	3.49%	0	1999
	10.000000	10.122671	1.23%	0	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.817774	13.599386	-1.58%	979	2006
	12.500413	13.817774	10.54%	11	2005
	11.263226	12.500413	10.98%	23	2004
	7.487992	11.263226	50.42%	461	2003
	10.000000	7.487992	-25.12%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.868126	8.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class III - Q/NQ	18.104708	21.934820	21.16%	13	2006
	16.369372	18.104708	10.60%	0	2005
	13.790762	16.369372	18.70%	0	2004
	10.000000	13.790762	37.91%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.746284	24.671671	8.46%	442	2006
	20.557736	22.746284	10.65%	704	2005
	17.997152	20.557736	14.23%	250	2004
	13.541599	17.997152	32.90%	311	2003
	16.199200	13.541599	-16.41%	172	2002
	16.630966	16.199200	-2.60%	3	2001
	14.624858	16.630966	13.72%	1,444	2000
	12.253691	14.624858	19.35%	0	1999
	10.000000	12.253691	22.54%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.523258	14.045448	12.15%	2,729	2006
	11.808950	12.523258	6.05%	3,346	2005
	10.901442	11.808950	8.32%	2,713	2004
	8.661797	10.901442	25.86%	2,342	2003
	10.618745	8.661797	-18.43%	1,868	2002
	12.201684	10.618745	-12.79%	1,658	2001
	12.629301	12.201684	-3.39%	29,903	2000
	11.964909	12.629301	5.55%	5,123	1999
	10.000000	11.964909	19.65%	873	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.439032	16.549733	14.62%	434	2006
	13.262583	14.439032	8.87%	220	2005
	11.313504	13.262583	17.23%	0	2004
	9.126509	11.313504	23.96%	1	2003
	10.000000	9.126509	-8.73%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.198971	13.955987	14.40%	1,634	2006
	11.855672	12.198971	2.90%	1,356	2005
	10.222862	11.855672	15.97%	207	2004
	7.880333	10.222862	29.73%	46	2003
	10.666092	7.880333	-26.12%	46	2002
	12.302565	10.666092	-13.30%	46	2001
	13.945030	12.302565	-11.78%	356	2000
	11.923848	13.945030	16.95%	46	1999
	10.000000	11.923848	19.24%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.977022	14.463279	3.48%	1,972	2006
	13.858482	13.977022	0.86%	1,105	2005
	13.179840	13.858482	5.15%	507	2004
	11.910299	13.179840	10.66%	459	2003
	11.255907	11.910299	5.81%	289	2002
	10.946464	11.255907	2.83%	116	2001
	10.496386	10.946464	4.29%	252	2000
	10.471735	10.496386	0.24%	0	1999
	10.000000	10.471735	4.72%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.471084	16.484240	6.55%	4,527	2006
	14.913859	15.471084	3.74%	2,972	2005
	10.933007	14.130159	29.24%	2,353	2004
	15.145026	10.933007	-27.81%	2,102	2003
	17.553551	15.145026	-13.72%	3,185	2002
	17.824624	17.553551	-1.52%	17,382	2001
	12.748581	17.824624	39.82%	206	2000
	10.000000	12.748581	27.49%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.891977	13.814456	16.17%	6,503	2006
	10.540076	11.891977	12.83%	6,724	2005
	6.348332	8.961533	41.16%	9,726	2004
	8.260515	6.348332	-23.15%	9,257	2003
	9.515462	8.260515	-13.19%	4,117	2002
	10.000000	9.515462	-4.85%	2,661	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.891396	21.944788	16.16%	3,115	2006
	16.739434	18.891396	12.86%	2,451	2005
	10.000000	14.228585	42.29%	816	2004*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.516325	5.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.195056	14.980884	13.53%	4,402	2006
	12.614486	13.195056	4.60%	5,411	2005
	9.335444	11.676116	25.07%	3,892	2004
	11.648072	9.335444	-19.85%	3,484	2003
	13.137180	11.648072	-11.34%	3,296	2002
	14.589572	13.137180	-9.96%	2,663	2001
	12.145122	14.589572	20.13%	0	2000
	10.000000	12.145122	21.45%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.007657	0.08%	23	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.158843	16.420733	1.62%	2,406	2006
	14.574407	16.158843	10.87%	2,202	2005
	9.945321	12.328183	23.96%	1,630	2004
	13.954638	9.945321	-28.73%	1,775	2003
	20.572328	13.954638	-32.17%	2,002	2002
	23.481073	20.572328	-12.39%	4,073	2001
	12.956986	23.481073	81.22%	138	2000
	10.000000	12.956986	29.57%	8	1999*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.132387	1.32%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.379205	3.79%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.003808	10.04%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.611969	16.12%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.323790	3.24%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.014106	10.14%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (Equity Income Series)	10.000000	11.396634	13.97%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.580725	5.81%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.808181	8.08%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.755372	7.55%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.351888	3.52%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.826374	8.26%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.998145	9.98%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.998145	9.98%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.252226	2.52%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.409923	4.10%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.469072	31.136832	9.37%	100	2006
	25.695091	28.469072	10.80%	101	2005
	18.742335	23.653460	26.20%	100	2004
	17.385852	18.742335	7.80%	15	2003
	16.000072	17.385852	8.66%	0	2002
	14.552579	16.000072	9.95%	0	2001
	11.396332	14.552579	27.70%	0	2000
	10.000000	11.396332	13.96%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.980403	16.032327	23.51%	0	2006
	11.840306	12.980403	9.63%	0	2005
	8.125827	10.219258	25.76%	0	2004
	10.000000	8.125827	-18.74%	0	2003*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.957070	8.582321	7.86%	2,121	2006
	6.856906	7.957070	16.04%	973	2005
	4.083152	5.713308	39.92%	669	2004
	6.009420	4.083152	-32.05%	858	2003
	8.614274	6.009420	-30.24%	305	2002
	10.000000	8.614274	-13.86%	92	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.006179	39.523000	36.26%	601	2006
	25.106035	29.006179	15.53%	460	2005
	13.740303	18.649157	35.73%	207	2004
	14.031746	13.740303	-2.08%	50	2003
	12.943746	14.031746	8.41%	0	2002
	12.453337	12.943746	3.94%	487	2001

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.423563	22.619525	37.73%	274	2006
	12.618420	16.423563	30.16%	273	2005
	10.000000	12.618420	26.18%	262	2004

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.398017	43.230067	37.68%	201	2006
	24.099223	31.398017	30.29%	201	2005
	12.744182	19.394982	52.19%	324	2004
	13.298062	12.744182	-4.17%	330	2003
	13.722894	13.298062	-3.10%	127	2002
	23.915562	13.722894	-42.62%	354	2001
	12.097773	23.915562	97.69%	0	2000
	10.000000	12.097773	20.98%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.670053	22.949739	22.92%	0	2006
	12.475588	18.670053	49.65%	0	2005
	10.000000	12.475588	24.76%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	30.886919	37.953355	22.88%	0	2006
	20.631596	30.886919	49.71%	0	2005
	11.774488	16.826365	42.91%	0	2004
	12.277582	11.774488	-4.10%	0	2003
	13.891206	12.277582	-11.62%	0	2002
	12.632809	13.891206	9.96%	0	2001
	10.577601	12.632809	19.43%	0	2000
	10.000000	10.577601	5.78%	0	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.293557	12.509201	10.76%	4,489	2006
	10.605635	11.293557	6.49%	5,959	2005
	6.721420	9.089190	35.23%	5,129	2004
	9.305769	6.721420	-27.77%	5,433	2003
	9.791721	9.305769	-4.96%	3,192	2002
	10.000000	9.791721	-2.08%	1,823	2001*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.637467	6.37%	46	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.875930	-1.24%	48	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.077945	0.78%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.674020	6.74%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	1.35%	10.000000	12.748349	27.48%	0

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.833478	18.765492	26.51%	0	2006
	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.23%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.557656	15.660629	15.51%	6,629	2006
	13.134404	13.557656	3.22%	5,586	2005
	11.783152	13.134404	11.47%	6,286	2004
	9.233843	11.783152	27.61%	3,581	2003
	11.609139	9.233843	-20.46%	799	2002
	12.841696	11.609139	-9.60%	200	2001
	14.562313	12.841696	-11.82%	832	2000
	12.507622	14.562313	16.43%	287	1999
	10.000000	12.507622	25.08%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.668353	16.858919	23.34%	0	2006
	12.233397	13.668353	11.73%	0	2005
	10.790402	12.233397	13.37%	0	2004
	8.784787	10.790402	22.83%	0	2003
	11.183425	8.784787	-21.45%	0	2002
	16.007673	11.183425	-30.14%	0	2001
	19.508116	16.007673	-17.94%	37	2000
	12.054452	19.508116	61.83%	0	1999
	10.000000	12.054452	20.54%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.512208	15.432906	23.34%	3,978	2006
	11.213855	12.512208	11.58%	4,399	2005
	9.877676	11.213855	13.53%	3,004	2004
	8.041711	9.877676	22.83%	228	2003
	10.000000	8.041711	-19.58%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.053441	10.53%	805	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.800580	10.306094	-4.58%	6,606	2006
	10.715894	10.800580	0.79%	6,324	2005
	9.814730	10.715894	9.18%	3,072	2004
	7.965608	9.814730	23.21%	831	2003
	10.000000	7.965608	-20.34%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.330797	21.457342	17.06%	22,871	2006
	17.690426	18.330797	3.62%	11,196	2005
	15.684387	17.690426	12.79%	6,866	2004
	12.328634	15.684387	27.22%	4,225	2003
	14.302552	12.328634	-13.80%	2,497	2002
	12.851555	14.302552	11.29%	1,866	2001
	11.026014	12.851555	16.56%	1,803	2000
	11.272705	11.026014	-2.19%	0	1999
	10.000000	11.272705	12.73%	0	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.540417	-4.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.699603	10.723102	0.22%	9,677	2006
	10.678747	10.699603	0.20%	8,287	2005
	10.230418	10.678747	4.38%	4,994	2004
	10.000000	10.230418	2.30%	888	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.701252	16.418414	11.68%	0	2006
	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	0	2003
	11.650462	7.567283	-35.05%	0	2002
	16.550469	11.650462	-29.61%	0	2001
	20.695562	16.550469	-20.03%	0	2000
	12.830950	20.695562	61.29%	0	1999
	10.000000	12.830950	28.31%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.325488	15.598312	17.06%	0	2006
	11.501532	13.325488	15.86%	0	2005
	10.160926	11.501532	13.19%	0	2004
	7.738943	10.160926	31.30%	0	2003
	9.794534	7.738943	-20.99%	0	2002
	12.775184	9.794534	-23.33%	0	2001
	17.474463	12.775184	-26.89%	0	2000
	11.544672	17.474463	51.36%	0	1999
	10.000000	11.544672	15.45%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.634589	17.231294	17.74%	0	2006
	13.717212	14.634589	6.69%	0	2005
	12.488291	13.717212	9.84%	0	2004
	10.113964	12.488291	23.48%	0	2003
	13.331498	10.113964	-24.13%	0	2002
	13.388420	13.331498	-0.43%	0	2001
	12.460330	13.388420	7.45%	0	2000
	11.888597	12.460330	4.81%	0	1999
	10.000000	11.888597	18.89%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.149784	14.842255	12.87%	58,256	2006
	12.430106	13.149784	5.79%	50,429	2005
	10.337754	12.430106	20.24%	35,310	2004
	7.605654	10.337754	35.92%	10,171	2003
	10.000000	7.605654	-23.94%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.256425	11.049299	7.73%	1,026	2006
	10.033608	10.256425	2.22%	1,487	2005
	9.576172	10.033608	4.78%	1,059	2004
	7.703845	9.576172	24.30%	531	2003
	10.990787	7.703845	-29.91%	210	2002
	14.391057	10.990787	-23.63%	204	2001
	16.395915	14.391057	-12.23%	528	2000
	12.776857	16.395915	28.33%	82	1999
	10.000000	12.776857	27.77%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.562472	14.314078	13.94%	518,534	2006
	12.163248	12.562472	3.28%	421,048	2005
	11.143887	12.163248	9.15%	262,398	2004
	8.800186	11.143887	26.63%	108,695	2003
	11.490304	8.800186	-23.41%	4,299	2002
	13.264252	11.490304	-13.37%	4,163	2001
	14.820270	13.264252	-10.50%	5,986	2000
	12.456413	14.820270	18.98%	541	1999
	10.000000	12.456413	24.56%	0	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.510464	14.375687	14.91%	5,345	2006
	12.149293	12.510464	2.97%	4,160	2005
	11.723937	12.149293	3.63%	2,034	2004
	9.807948	11.723937	19.54%	1,312	2003
	11.937596	9.807948	-17.84%	1,076	2002
	13.344202	11.937596	-10.54%	212	2001
	13.614453	13.344202	-1.99%	608	2000
	12.382184	13.614453	9.95%	38	1999
	10.000000	12.382184	23.82%	0	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.302011	3.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.912779	13.268123	2.75%	4,036	2006
	12.921360	12.912779	-0.07%	6,197	2005
	12.640599	12.921360	2.22%	2,836	2004
	12.244728	12.640599	3.23%	731	2003
	11.355438	12.244728	7.83%	138	2002
	10.657518	11.355438	6.55%	171	2001
	9.780523	10.657518	8.97%	0	2000
	10.000000	9.780523	-2.19%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.923707	17.679134	18.46%	18,929	2006
	14.303761	14.923707	4.33%	16,116	2005
	13.017728	14.303761	9.88%	10,470	2004
	10.133398	13.017728	28.46%	4,220	2003
	12.375831	10.133398	-18.12%	1,116	2002
	13.218906	12.375831	-6.38%	598	2001
	12.371310	13.218906	6.85%	555	2000
	11.802357	12.371310	4.82%	0	1999
	10.000000	11.802357	18.02%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.922071	12.553328	5.29%	16,472	2006
	11.435966	11.922071	4.25%	17,615	2005
	11.226098	11.435966	1.87%	140,001	2004
	8.570136	11.226098	30.99%	3,771	2003
	12.446254	8.570136	-31.14%	1,920	2002
	15.336364	12.446254	-18.84%	772	2001
	17.479679	15.336364	-12.26%	1,385	2000
	12.906358	17.479679	35.43%	23	1999
	10.000000	12.906358	29.06%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.411407	11.419344	9.68%	24,706	2006
	10.293759	10.411407	1.14%	18,332	2005
	9.532130	10.293759	7.99%	10,370	2004
	7.610038	9.532130	25.26%	3,458	2003
	7.444808	7.610038	2.22%	140	2002
	8.566348	7.444808	-13.09%	126	2001
	11.220168	8.566348	-23.65%	53	2000
	10.523939	11.220168	6.62%	0	1999
	10.000000	10.523939	5.24%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.467025	17.997284	16.36%	615	2006
	13.177961	15.467025	17.37%	615	2005
	11.770648	13.177961	11.96%	615	2004
	8.331809	11.770648	41.27%	615	2003
	10.602942	8.331809	-21.42%	632	2002
	13.653448	10.602942	-22.34%	81	2001
	17.117558	13.653448	-20.24%	35	2000
	12.179658	17.117558	40.54%	0	1999
	10.000000	12.179658	21.80%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.344227	16.691229	16.36%	14,547	2006
	12.226160	14.344227	17.32%	12,826	2005
	10.919656	12.226160	11.96%	10,004	2004
	7.726686	10.919656	41.32%	5,056	2003
	10.000000	7.726868	-22.73%	206	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.492427	20.357800	10.09%	131,553	2006
	16.041996	18.492427	15.28%	73,251	2005
	14.098807	16.041996	13.78%	20,371	2004
	11.134608	14.098807	26.62%	8,233	2003
	12.461548	11.134608	-10.65%	3,437	2002
	14.415058	12.461548	-13.55%	2,564	2001
	15.663065	14.415058	-7.97%	2,155	2000
	12.789109	15.663065	22.47%	73	1999
	10.000000	12.789109	27.89%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.493546	10.797409	2.90%	17,607	2006
	10.419995	10.493546	0.71%	11,913	2005
	10.125285	10.419995	2.91%	8,034	2004
	10.000000	10.125285	1.25%	326	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.744182	10.122583	3.88%	1,130	2006
	9.073103	9.744182	7.40%	1,060	2005
	8.590785	9.073103	5.61%	1,269	2004
	6.716136	8.590785	27.91%	1,192	2003
	8.719070	6.716136	-22.97%	1,080	2002
	10.330777	8.719070	-15.60%	245	2001
	12.643267	10.330777	-18.29%	142	2000
	12.301762	12.643267	2.78%	40	1999
	10.000000	12.301762	23.02%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.853242	-1.47%	3,805	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.178479	15.106887	14.63%	8,944	2006
	13.025568	13.178479	1.17%	4,925	2005
	11.583541	13.025568	12.45%	3,581	2004
	7.441418	11.583541	55.66%	916	2003
	10.000000	7.441418	-25.59%	59	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.528964	5.29%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.549111	5.49%	14,601	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.373560	-6.26%	585	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.115728	11.16%	1,718	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.153798	1.54%	659	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.666212	6.66%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.136416	15.771497	20.06%	0	2006
	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.854263	8.54%	2,382	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.446327	4.46%	601	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.262752	14.134939	15.27%	20,484	2006
	11.381571	12.262752	7.74%	22,811	2005
	10.000000	11.381571	13.82%	4,296	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.972641	8.582315	7.65%	19,045	2006
	7.179879	7.972641	11.04%	17,360	2005
	6.169559	7.179879	16.38%	17,198	2004
	5.201491	6.169559	18.61%	12,979	2003
	6.271720	5.201491	-17.06%	4,701	2002
	8.133724	6.271720	-22.89%	2,984	2001
	10.000000	8.133724	-18.66%	2,066	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.694652	3.930244	6.38%	1,657	2006
	3.357287	3.694652	10.05%	1,657	2005
	3.384068	3.357287	-0.79%	3,989	2004
	2.341922	3.384068	44.50%	3,989	2003
	4.019173	2.341922	-41.73%	4,009	2002
	6.500322	4.019173	-38.17%	2,453	2001
	10.000000	6.500322	-35.00%	2,117	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.243886	11.973242	6.49%	1,724	2006
	10.237685	11.243886	9.83%	1,463	2005
	10.291804	10.237685	-0.53%	2,638	2004
	7.090507	10.291804	45.15%	518	2003
	10.000000	7.090507	-29.09%	245	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.141690	13.255546	45.00%	6	2006
	7.023167	9.141690	30.16%	6	2005
	5.998356	7.023167	17.08%	2,429	2004
	4.519598	5.998356	32.72%	2,429	2003
	6.171086	4.519598	-26.76%	2,429	2002
	8.170438	6.171086	-24.47%	2,541	2001
	10.000000	8.170438	-18.30%	2,121	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.664654	22.733929	45.13%	8,549	2006
	12.027429	15.664654	30.24%	1,051	2005
	10.270328	12.027429	17.11%	882	2004
	7.737652	10.270328	32.73%	342	2003
	10.000000	7.737652	-22.62%	198	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.958429	10.237167	2.80%	10,068	2006
	9.950715	9.958429	0.08%	2,929	2005
	10.008909	9.950715	-0.58%	1,979	2004
	10.000000	10.008909	0.09%	1,846	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.060891	10.61%	1,469	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.309630	18.242427	11.85%	6,247	2006
	15.252306	16.309630	6.93%	1,511	2005
	13.349774	15.252306	14.25%	56	2004
	10.270302	13.349774	29.98%	118	2003
	14.154744	10.270302	-27.44%	10	2002
	14.569299	14.154744	-2.85%	0	2001
	14.602403	14.569299	-0.23%	398	2000
	12.878920	14.602403	13.38%	0	1999
	10.000000	12.878920	28.79%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.264783	2.65%	6,686	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.434293	18.595401	13.15%	2,701	2006
	14.645926	16.434293	12.21%	2,619	2005
	12.764663	14.645926	14.74%	2,387	2004
	10.103131	12.764663	26.34%	1,578	2003
	14.494171	10.103131	-30.30%	59	2002
	19.499868	14.494171	-25.67%	20	2001
	21.358908	19.499868	-8.70%	18	2000
	14.069118	21.358908	51.81%	0	1999
	10.000000	14.069118	40.69%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.293679	18.041966	10.73%	10,009	2006
	13.991128	16.293679	16.46%	6,240	2005
	11.920565	13.991128	17.37%	774	2004
	8.944911	11.920565	33.27%	629	2003
	11.953368	8.944911	-25.17%	561	2002
	12.470576	11.953368	-4.15%	0	2001
	12.552194	12.470576	-0.65%	0	2000
	11.850559	12.552194	5.92%	0	1999
	10.000000	11.850559	18.51%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.892729	13.340303	12.17%	5,294	2006
	11.281422	11.892729	5.42%	90	2005
	10.000000	11.281422	12.81%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.176616	1.77%	1,908	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.462278	4.62%	10,423	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.444352	4.44%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.744833	7.45%	2,456	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.271422	2.71%	7,721	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.185444	14.387216	9.11%	8,065	2006
	13.054643	13.185444	1.00%	9,716	2005
	12.019681	13.054643	8.61%	9,348	2004
	9.964745	12.019681	20.62%	2,671	2003
	9.785504	9.964745	1.83%	17	2002
	9.518824	9.785504	2.80%	0	2001
	10.519004	9.518824	-9.51%	0	2000
	10.333294	10.519004	1.80%	0	1999
	10.000000	10.333294	3.33%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.446260	11.397886	9.11%	8,078	2006
	10.000000	10.446260	4.46%	4,766	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	0	2003
	8.121795	6.791842	-16.38%	0	2002
	8.683765	8.121795	-6.47%	0	2001
	10.000000	8.683765	-13.16%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.066801	25.703155	34.81%	6,604	2006
	14.569246	19.066801	30.87%	3,451	2005
	12.229998	14.569246	19.13%	1,915	2004
	7.503370	12.229998	62.99%	461	2003
	10.000000	7.503370	-24.97%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.075619	17.748949	35.74%	10	2006
	12.447637	13.075619	5.04%	195	2005
	9.710005	12.447637	28.19%	159	2004
	7.926832	9.710005	22.50%	3	2003
	10.000000	7.926832	-20.73%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.405787	12.338107	31.18%	0	2006
	7.322103	9.405787	28.46%	0	2005
	6.499712	7.322103	12.65%	0	2004
	4.858005	6.499712	33.79%	0	2003
	6.488671	4.858005	-25.13%	0	2002
	9.219512	6.488671	-29.62%	0	2001
	10.000000	9.219512	-7.80%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.017832	19.697626	31.16%	6,623	2006
	11.694054	15.017832	28.42%	1,968	2005
	10.366220	11.694054	12.81%	270	2004
	7.764530	10.366220	33.51%	0	2003
	10.000000	7.764530	-22.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.606861	16.897939	24.19%	685	2006
	11.557498	13.606861	17.73%	685	2005
	10.128863	11.557498	14.10%	685	2004
	7.546232	10.128863	34.22%	685	2003
	10.252768	7.546232	-26.40%	661	2002
	12.802092	10.252768	-19.91%	0	2001
	14.799960	12.802092	-13.50%	0	2000
	12.204564	14.799960	21.27%	0	1999
	10.000000	12.204564	22.05%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.219188	22.613305	24.12%	756	2006
	15.475126	18.219188	17.73%	447	2005
	13.562236	15.475126	14.10%	335	2004
	10.000000	13.562236	35.62%	138	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.851685	12.016910	10.74%	5,810	2006
	10.727032	10.851685	1.16%	5,154	2005
	10.022752	10.727032	7.03%	3,192	2004
	8.579903	10.022752	16.82%	2,085	2003
	9.918634	8.579903	-13.50%	488	2002
	10.438746	9.918634	-4.98%	598	2001
	10.618109	10.438746	-1.69%	580	2000
	10.670741	10.618109	-0.49%	305	1999
	10.000000	10.670741	6.71%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.369821	15.649135	1.82%	4,131	2006
	14.413376	15.369821	6.64%	3,572	2005
	12.882319	14.413376	11.88%	2,256	2004
	9.725788	12.882319	32.46%	752	2003
	14.778663	9.725788	-34.19%	525	2002
	16.803658	14.778663	-12.05%	11	2001
	20.318124	16.803658	-17.30%	0	2000
	10.000000	20.318124	103.18%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.673774	34.336874	15.71%	7,164	2006
	29.181930	29.673774	1.69%	4,532	2005
	25.218705	29.181930	15.72%	2,850	2004
	16.297452	25.218705	54.74%	750	2003
	22.681958	16.297452	-28.15%	26	2002
	17.925387	22.681958	26.54%	7	2001
	16.339365	17.925387	9.71%	3	2000
	12.956203	16.339365	26.11%	0	1999
	10.000000	12.956203	29.56%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.120487	27.765664	10.53%	7,896	2006
	22.670814	25.120487	10.81%	5,565	2005
	19.308104	22.670814	17.42%	2,265	2004
	13.879545	19.308104	39.11%	85	2003
	17.018889	13.879545	-18.45%	44	2002
	18.493168	17.018889	-7.97%	13	2001
	17.213333	18.493168	7.44%	127	2000
	12.115436	17.213333	42.08%	31	1999
	10.000000	12.115436	21.15%	0	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.109285	19.124404	18.72%	67	2006
	14.688267	16.109285	9.67%	188	2005
	12.292215	14.688267	19.49%	217	2004
	8.808359	12.292215	39.55%	2	2003
	10.000000	8.808359	-11.92%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.949779	13.120637	1.32%	6,674	2006
	12.106650	12.949779	6.96%	4,811	2005
	11.379720	12.106650	6.39%	2,462	2004
	8.433972	11.379720	34.93%	142	2003
	10.000000	8.433972	-15.66%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.958151	3.244266	9.67%	1,938	2006
	3.014096	2.958151	-1.86%	1,938	2005
	2.929016	3.014096	2.90%	1,938	2004
	1.912655	2.929016	53.14%	1,938	2003
	3.388600	1.912655	-43.56%	1,938	2002
	5.997839	3.388600	-43.50%	0	2001
	10.000000	5.997839	-40.02%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.012312	12.068039	9.59%	2,306	2006
	11.220122	11.012312	-1.85%	1,920	2005
	10.907006	11.220122	2.87%	815	2004
	7.124249	10.907006	53.10%	337	2003
	10.000000	7.124249	-28.76%	139	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.739345	12.987757	1.95%	33,059	2006
	12.505084	12.739345	1.87%	24,749	2005
	12.275758	12.505084	1.87%	10,149	2004
	12.199721	12.275758	0.62%	2,937	2003
	11.142753	12.199721	9.49%	507	2002
	10.531983	11.142753	5.80%	484	2001
	9.485894	10.531983	11.03%	0	2000
	9.846859	9.485894	-3.67%	0	1999
	10.000000	9.846859	-1.53%	0	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.782293	7.103661	4.74%	1,012	2006
	6.455208	6.782293	5.07%	939	2005
	6.050040	6.455208	6.70%	685	2004
	4.620133	6.050040	30.95%	599	2003
	6.570618	4.620133	-29.68%	130	2002
	9.269045	6.570618	-29.11%	75	2001
	12.788549	9.269045	-27.52%	880	2000
	12.431774	12.788549	2.87%	70	1999
	10.000000	12.431774	24.32%	0	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.115251	11.641531	4.73%	2,566	2006
	10.906285	11.115251	1.92%	4,478	2005
	10.564049	10.906285	3.24%	4,136	2004
	9.923961	10.564049	6.45%	2,518	2003
	10.000000	9.923961	-0.76%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.636906	12.447195	6.96%	22,908	2006
	11.289284	11.636906	3.08%	11,029	2005
	10.679239	11.289284	5.71%	307	2004
	9.521061	10.679239	12.16%	0	2003
	10.000000	9.521061	-4.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.003325	13.186120	9.85%	70,077	2006
	11.549873	12.003325	3.93%	52,711	2005
	10.688646	11.549873	8.06%	15,298	2004
	9.025163	10.688646	18.43%	5,007	2003
	10.000000	9.025163	-9.75%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.518467	14.145692	13.00%	81,391	2006
	11.851157	12.518467	5.63%	60,564	2005
	10.717277	11.851157	10.58%	16,745	2004
	8.578257	10.717277	24.94%	1,138	2003
	10.000000	8.578257	-14.22%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.818377	14.778924	15.29%	54,073	2006
	12.038453	12.818377	6.48%	22,509	2005
	10.702064	12.038453	12.49%	9,661	2004
	8.226725	10.702064	30.09%	3,585	2003
	10.000000	8.226725	-17.73%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.012437	15.193402	8.43%	5,419	2006
	12.942757	14.012437	8.26%	2,397	2005
	11.375146	12.942757	13.78%	1,130	2004
	8.228218	11.375146	38.25%	772	2003
	13.242999	8.228218	-37.87%	338	2002
	19.264494	13.242999	-31.26%	57	2001
	23.075929	19.264494	-16.52%	0	2000
	12.660760	23.075929	82.26%	0	1999
	10.000000	12.660760	26.61%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.137564	11.485385	3.12%	25,346	2006
	10.996174	11.137564	1.29%	29,440	2005
	11.056941	10.996174	-0.55%	19,763	2004
	11.138565	11.056941	-0.73%	573	2003
	11.155845	11.138565	-0.15%	497	2002
	10.916008	11.155845	2.20%	304	2001
	10.435669	10.916008	4.60%	167	2000
	10.089342	10.435669	3.43%	4,169	1999
	10.000000	10.089342	0.89%	4,169	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.790289	13.565472	-1.63%	2,256	2006
	12.481854	13.790289	10.48%	1,153	2005
	11.252208	12.481854	10.93%	189	2004
	7.484456	11.252208	50.34%	7	2003
	10.000000	7.484456	-25.16%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.864484	8.64%	47	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.080291	21.894163	21.09%	10,181	2006
	16.355551	18.080291	10.55%	6,427	2005
	13.786097	16.355551	18.64%	2,461	2004
	10.000000	13.786097	37.86%	2	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.651820	24.556798	8.41%	39,273	2006
	20.482702	22.651820	10.59%	26,352	2005
	17.940543	20.482702	14.17%	13,148	2004
	13.505833	17.940543	32.84%	4,655	2003
	16.164624	13.505833	-16.45%	209	2002
	16.603938	16.164624	-2.65%	144	2001
	14.608445	16.603938	13.66%	12	2000
	12.246138	14.608445	19.29%	0	1999
	10.000000	12.246138	22.46%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.500702	14.013068	12.10%	13,266	2006
	11.793631	12.500702	6.00%	10,060	2005
	10.892809	11.793631	8.27%	6,551	2004
	8.659317	10.892809	25.79%	1,439	2003
	10.621089	8.659317	-18.47%	1,340	2002
	12.210612	10.621089	-13.02%	883	2001
	12.644908	12.210612	-3.43%	1,081	2000
	11.985762	12.644908	5.50%	377	1999
	10.000000	11.985762	19.86%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.410316	16.508469	14.56%	91	2006
	13.242898	14.410316	8.82%	723	2005
	11.302428	13.242898	17.17%	49	2004
	9.122198	11.302428	23.90%	0	2003
	10.000000	9.122198	-8.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.069113	13.800459	14.35%	34,466	2006
	11.735400	12.069113	2.84%	27,154	2005
	10.124293	11.735400	15.91%	16,607	2004
	7.808298	10.124293	29.66%	5,085	2003
	10.573946	7.808298	-26.16%	621	2002
	12.202501	10.573946	-13.35%	0	2001
	13.838584	12.202501	-11.82%	0	2000
	11.838823	13.838584	16.89%	0	1999
	10.000000	11.838823	18.39%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.618583	14.085245	3.43%	9,986	2006
	13.509902	13.618583	0.80%	11,943	2005
	12.854836	13.509902	5.10%	3,412	2004
	11.622486	12.854836	10.60%	149	2003
	10.989466	11.622486	5.76%	36	2002
	10.692772	10.989466	2.77%	0	2001
	10.258279	10.692772	4.24%	0	2000
	10.239367	10.258279	0.18%	0	1999
	10.000000	10.239367	2.39%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.006534	17.046145	6.49%	13,392	2006
	15.437819	16.006534	3.68%	13,064	2005
	14.633993	15.437819	5.49%	8,586	2004
	11.328575	14.633993	29.18%	3,591	2003
	15.700970	11.328575	-27.85%	770	2002
	18.207193	15.700970	-13.77%	426	2001
	18.497677	18.207193	-1.57%	673	2000
	13.236669	18.497677	39.75%	0	1999
	10.000000	13.236669	32.37%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.857869	13.767875	16.11%	2,203	2006
	10.515171	11.857869	12.77%	2,262	2005
	8.944883	10.515171	17.56%	2,333	2004
	6.339745	8.944883	41.09%	2,346	2003
	8.253527	6.339745	-23.19%	2,096	2002
	9.512275	8.253527	-13.23%	571	2001
	10.000000	9.512275	-4.88%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.865932	21.904136	16.10%	17,044	2006
	16.725308	18.865932	12.80%	10,594	2005
	14.223775	16.725308	17.59%	4,509	2004
	10.000000	14.223775	42.24%	1,069	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.512796	5.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.351587	15.150935	13.48%	66,549	2006
	12.770576	13.351587	4.55%	47,268	2005
	11.826595	12.770576	7.98%	30,131	2004
	9.460540	11.826595	25.01%	18,439	2003
	11.810153	9.460540	-19.89%	5,458	2002
	13.326790	11.810153	-11.38%	4,613	2001
	14.807604	13.326790	-10.00%	4,179	2000
	12.332876	14.807604	20.07%	0	1999
	10.000000	12.332876	23.33%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.004288	0.04%	1,891	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.383114	16.640228	1.57%	17,934	2006
	14.784164	16.383114	10.82%	17,167	2005
	12.511950	14.784164	18.16%	11,364	2004
	10.098682	12.511950	23.90%	3,256	2003
	14.177025	10.098682	-28.77%	919	2002
	20.910873	14.177025	-32.20%	274	2001
	23.879534	20.910873	-12.43%	58	2000
	13.183516	23.879534	81.13%	0	1999
	10.000000	13.183516	31.84%	0	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.129406	1.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.376152	3.76%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	11.000705	10.01%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.608696	16.09%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.320878	3.21%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.010997	10.11%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.393429	13.93%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.577747	5.78%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.805147	8.05%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.752333	7.52%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.348974	3.49%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.823320	8.23%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.994446	9.94%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.994446	9.94%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.248738	2.49%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.406425	4.06%	3,314	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.348378	30.989172	9.32%	2,157	2006
	25.599081	28.348378	10.74%	2,228	2005
	23.577028	25.599081	8.58%	2,230	2004
	18.691227	23.577028	26.14%	596	2003
	17.347230	18.691227	7.75%	53	2002
	15.972670	17.347230	8.61%	0	2001
	14.534982	15.972670	9.89%	0	2000
	11.388309	14.534982	27.63%	0	1999
	10.000000	11.388309	13.88%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.956307	15.994480	23.45%	0	2006
	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.934214	8.553348	7.80%	1,953	2006
	6.840662	7.934214	15.99%	1,815	2005
	5.702665	6.840662	19.96%	1,661	2004
	4.077618	5.702665	39.85%	1,487	2003
	6.004330	4.077618	-32.09%	1,256	2002
	8.611387	6.004330	-30.27%	40	2001
	10.000000	8.611387	-13.89%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.008985	38.145000	36.19%	25,113	2006
	24.255162	28.008985	15.48%	23,303	2005
	18.026245	24.255162	34.55%	12,337	2004
	13.288079	18.026245	35.66%	1,139	2003
	13.576808	13.288079	-2.13%	572	2002
	12.530461	13.576808	8.35%	0	2001
	12.057366	12.530461	3.92%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.409772	22.589129	37.66%	0	2006
	12.614189	16.409772	30.09%	0	2005
	10.000000	12.614189	26.14%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.653846	44.936453	37.61%	0	2006
	25.075792	32.653846	30.22%	0	2005
	20.191153	25.075792	24.19%	0	2004
	13.274041	20.191153	52.11%	14	2003
	13.857976	13.274041	-4.21%	11	2002
	14.308006	13.857976	-3.15%	0	2001
	24.947866	14.308006	-42.65%	0	2000
	12.626347	24.947866	97.59%	0	1999
	10.000000	12.626347	26.26%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.654364	22.918869	22.86%	19	2006
	12.471404	18.654364	49.58%	13	2005
	10.000000	12.471404	24.71%	6	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.841712	35.422343	22.82%	22	2006
	19.275174	28.841712	49.63%	22	2005
	15.728084	19.275174	22.55%	22	2004
	11.011517	15.728084	42.83%	20	2003
	11.487829	11.011517	-4.15%	10	2002
	13.004291	11.487829	-11.66%	0	2001
	11.832203	13.004291	9.91%	0	2000
	9.912267	11.832203	19.37%	0	1999
	10.000000	9.912267	-0.88%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.261190	12.467052	10.71%	15,935	2006
	10.580589	11.261190	6.43%	14,125	2005
	9.072318	10.580589	16.62%	10,213	2004
	6.712333	9.072318	35.16%	2,782	2003
	9.297902	6.712333	-27.81%	1,303	2002
	9.788444	9.297902	-5.01%	1,094	2001
	10.000000	9.788444	-2.12%	477	2000*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.633901	6.34%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.872617	-1.27%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.074567	0.75%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.671018	6.71%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.744751	27.45%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.805963	18.721215	26.44%	0	2006
	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.507947	15.595327	15.45%	0	2006
	13.092858	13.507947	3.17%	0	2005
	11.751833	13.092858	11.41%	0	2004
	9.213961	11.751833	27.54%	0	2003
	11.590032	9.213961	-20.50%	0	2002
	12.827110	11.590032	-9.64%	0	2001
	14.553111	12.827110	-11.86%	0	2000
	12.506047	14.553111	16.37%	0	1999
	10.000000	12.506047	25.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.618248	16.788644	23.28%	0	2006
	12.194706	13.618248	11.67%	0	2005
	10.761728	12.194706	13.32%	0	2004
	8.765875	10.761728	22.77%	0	2003
	11.165028	8.765875	-21.49%	0	2002
	15.989500	11.165028	-30.17%	0	2001
	19.495801	15.989500	-17.98%	0	2000
	12.052929	19.495801	61.75%	0	1999
	10.000000	12.052929	20.53%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.488975	15.396464	23.28%	615	2006
	11.198692	12.488975	11.52%	346	2005
	9.869319	11.198692	13.47%	157	2004
	8.038975	9.869319	22.77%	0	2003
	10.000000	8.038975	-19.61%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.049729	10.50%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.780529	10.281760	-4.63%	0	2006
	10.701406	10.780529	0.74%	0	2005
	9.806428	10.701406	9.13%	0	2004
	7.962903	9.806428	23.15%	0	2003
	10.000000	7.962903	-20.37%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.263666	21.367955	17.00%	0	2006
	17.634549	18.263666	3.57%	0	2005
	15.642757	17.634549	12.73%	0	2004
	12.302130	15.642757	27.15%	0	2003
	14.279045	12.302130	-13.84%	0	2002
	12.836968	14.279045	11.23%	0	2001
	11.019041	12.836968	16.50%	0	2000
	11.271284	11.019041	-2.24%	0	1999
	10.000000	11.271284	12.71%	0	1998*

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.537208	-4.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.685142	10.703194	0.17%	0	2006
	10.669705	10.685142	0.14%	0	2005
	10.226939	10.669705	4.33%	0	2004
	10.000000	10.226939	2.27%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.647317	16.349896	11.62%	0	2006
	12.789837	14.647317	14.52%	0	2005
	10.993691	12.789837	16.34%	0	2004
	7.550966	10.993691	45.59%	0	2003
	11.631260	7.550966	-35.08%	0	2002
	16.531655	11.631260	-29.64%	0	2001
	20.682481	16.531655	-20.07%	0	2000
	12.829333	20.682481	61.21%	0	1999
	10.000000	12.829333	28.29%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.276592	15.533225	17.00%	0	2006
	11.465130	13.276592	15.80%	0	2005
	10.133890	11.465130	13.14%	0	2004
	7.722272	10.133890	31.23%	0	2003
	9.778400	7.722272	-21.03%	0	2002
	12.760667	9.778400	-23.37%	0	2001
	17.463426	12.760667	-26.93%	0	2000
	11.543216	17.463426	51.29%	0	1999
	10.000000	11.543216	15.43%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.580933	17.159437	17.68%	0	2006
	13.673823	14.580933	6.63%	0	2005
	12.455106	13.673823	9.78%	0	2004
	10.092195	12.455106	23.41%	0	2003
	13.309568	10.092195	-24.17%	0	2002
	13.373210	13.309568	-0.48%	0	2001
	12.452445	13.373210	7.39%	0	2000
	11.887094	12.452445	4.76%	0	1999
	10.000000	11.887094	18.87%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.125399	14.807242	12.81%	0	2006
	12.413331	13.125399	5.74%	0	2005
	10.329023	12.413331	20.18%	0	2004
	7.603070	10.329023	35.85%	0	2003
	10.000000	7.603070	-23.97%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.218827	11.003223	7.68%	1	2006
	10.001884	10.218827	2.17%	1	2005
	9.550729	10.001884	4.72%	1	2004
	7.687264	9.550729	24.24%	1	2003
	10.972704	7.687264	-29.94%	1	2002
	14.374715	10.972704	-23.67%	1	2001
	16.385550	14.374715	-12.27%	12	2000
	12.775247	16.385550	28.26%	0	1999
	10.000000	12.775247	27.75%	0	1998*

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.516404	14.254382	13.89%	894	2006
	12.124769	12.516404	3.23%	474	2005
	11.114277	12.124769	9.09%	207	2004
	8.781243	11.114277	26.57%	1	2003
	11.471393	8.781243	-23.45%	1	2002
	13.249172	11.471393	-13.42%	1	2001
	14.810885	13.249172	-10.54%	27	2000
	12.454838	14.810885	18.92%	0	1999
	10.000000	12.454838	24.55%	0	1998*

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.464569	14.315710	14.85%	0	2006
	12.110835	12.464569	2.92%	0	2005
	11.692755	12.110835	3.58%	0	2004
	9.786828	11.692755	19.47%	0	2003
	11.917939	9.786828	-17.88%	0	2002
	13.329025	11.917939	-10.59%	0	2001
	13.605834	13.329025	-2.03%	0	2000
	12.380620	13.605834	9.90%	0	1999
	10.000000	12.380620	23.81%	0	1998*

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.298546	2.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.869267	13.216733	2.70%	0	2006
	12.884321	12.869267	-0.12%	0	2005
	12.610763	12.884321	2.17%	0	2004
	12.222015	12.610763	3.18%	0	2003
	11.340121	12.222015	7.78%	0	2002
	10.648571	11.340121	6.49%	0	2001
	9.777237	10.648571	8.91%	0	2000
	10.000000	9.777237	-2.23%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.868984	17.605402	18.40%	1	2006
	14.258511	14.868984	4.28%	1	2005
	12.983123	14.258511	9.82%	1	2004
	10.111588	12.983123	28.40%	1	2003
	12.355466	10.111588	-18.16%	1	2002
	13.203880	12.355466	-6.43%	1	2001
	12.363474	13.203880	6.80%	0	2000
	11.800868	12.363474	4.77%	8	1999
	10.000000	11.800868	18.01%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.878333	12.500955	5.24%	1	2006
	11.399783	11.878333	4.20%	1	2005
	11.196253	11.399783	1.82%	1	2004
	8.551687	11.196253	30.92%	1	2003
	12.425772	8.551687	-31.18%	1	2002
	15.318941	12.425772	-18.89%	1	2001
	17.468631	15.318941	-12.31%	0	2000
	12.904732	17.468631	35.37%	4	1999
	10.000000	12.904732	29.05%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.373232	11.371725	9.63%	0	2006
	10.261209	10.373232	1.09%	0	2005
	9.506798	10.261209	7.94%	0	2004
	7.593653	9.506798	25.19%	0	2003
	7.432559	7.593653	2.17%	0	2002
	8.556624	7.432559	-13.14%	0	2001
	11.213084	8.556624	-23.69%	0	2000
	10.522617	11.213084	6.56%	0	1999
	10.000000	10.522617	5.23%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.410290	17.922234	16.30%	0	2006
	13.136258	15.410290	17.31%	0	2005
	11.739347	13.136258	11.90%	0	2004
	8.313864	11.739347	41.20%	0	2003
	10.585490	8.313864	-21.46%	0	2002
	13.637938	10.585490	22.38%	0	2001
	17.106743	13.637938	-20.28%	0	2000
	12.178128	17.106743	40.47%	0	1999
	10.000000	12.178128	21.78%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.317604	16.651827	16.30%	0	2006
	12.209635	14.317604	17.26%	0	2005
	10.910427	12.209635	11.91%	0	2004
	7.724242	10.910427	41.25%	0	2003
	10.000000	7.724242	-22.76%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.424638	20.272919	10.03%	598	2006
	15.991270	18.424638	15.22%	488	2005
	11.061341	15.991270	13.73%	464	2004
	11.110642	11.061341	26.56%	464	2003
	12.441038	11.110642	-10.69%	465	2002
	14.398684	12.441038	-13.60%	0	2001
	15.653161	14.398684	-8.01%	0	2000
	12.787496	15.653161	22.41%	0	1999
	10.000000	12.787496	27.87%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.479364	10.777370	2.84%	0	2006
	10.411178	10.479364	0.65%	0	2005
	10.121844	10.411178	2.86%	0	2004
	10.000000	10.121844	1.22%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.708462	10.080384	3.83%	0	2006
	9.044412	9.708462	7.34%	0	2005
	8.567950	9.044412	5.56%	0	2004
	6.701675	8.567950	27.85%	0	2003
	8.704709	6.701675	-23.01%	0	2002
	10.319040	8.704709	-15.64%	0	2001
	12.635267	10.319040	-18.33%	0	2000
	12.300214	12.635267	2.72%	0	1999
	10.000000	12.300214	23.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.849935	-1.50%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.154007	15.071219	14.58%	0	2006
	13.007940	13.154007	1.12%	647	2005
	11.573740	13.007940	12.39%	647	2004
	7.438892	11.573740	55.58%	647	2003
	10.000000	7.438892	-25.61%	647	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.545563	5.46%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.370407	-6.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.112000	11.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.150386	1.50%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.662627	6.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.112067	15.734309	20.00%	0	2006
	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.850622	8.51%	1	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.442823	4.43%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.252465	14.115945	15.21%	0	2006
	11.377764	12.252465	7.69%	0	2005
	10.000000	11.377764	13.78%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.948696	8.552224	7.59%	1	2006
	7.161930	7.948696	10.99%	1	2005
	6.157266	7.161930	16.32%	1	2004
	5.193752	6.157266	18.55%	2	2003
	6.265584	5.193752	-17.11%	1	2002
	8.129929	6.265584	-22.93%	2	2001
	10.000000	8.129929	-18.70%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.683574	3.916461	6.32%	0	2006
	3.348910	3.683574	9.99%	0	2005
	3.377335	3.348910	-0.84%	0	2004
	2.338439	3.377335	44.43%	0	2003
	4.015227	2.338439	-41.76%	0	2002
	6.497274	4.015227	-38.20%	0	2001
	10.000000	6.497274	-35.03%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.223011	11.944978	6.43%	0	2006
	10.223851	11.223011	9.77%	0	2005
	10.283100	10.223851	-0.58%	0	2004
	7.088099	10.283100	45.08%	0	2003
	10.000000	7.088099	-29.12%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.114282	13.209134	44.93%	0	2006
	7.005646	9.114282	30.10%	0	2005
	5.986432	7.005646	17.03%	0	2004
	4.512894	5.986432	32.65%	0	2003
	6.165048	4.512894	-26.80%	0	2002
	8.166613	6.165048	-24.51%	849	2001
	10.000000	8.166613	-18.33%	649	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.635606	22.680304	45.06%	769	2006
	12.011186	15.635606	30.18%	478	2005
	10.261664	12.011186	17.05%	228	2004
	7.735029	10.261664	32.66%	0	2003
	10.000000	7.735029	-22.65%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.944989	10.218181	2.75%	0	2006
	9.942308	9.944989	0.03%	0	2005
	10.005513	9.942308	-0.63%	0	2004
	10.000000	10.005513	0.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.057180	10.57%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.726615	-2.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.249820	18.166326	11.79%	0	2006
	15.204052	16.249820	6.88%	0	2005
	13.314277	15.204052	14.19%	0	2004
	10.248188	13.314277	29.92%	0	2003
	14.131442	10.248188	-27.48%	0	2002
	14.552749	14.131442	-2.90%	0	2001
	14.593171	14.552749	-0.28%	0	2000
	12.877297	14.593171	13.32%	0	1999
	10.000000	12.877297	28.77%	0	1998*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.261339	2.61%	2	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.373997	18.517799	13.09%	0	2006
	14.599562	16.373997	12.15%	0	2005
	12.730705	14.599562	14.68%	0	2004
	10.081358	12.730705	26.28%	0	2003
	14.470284	10.081358	-30.33%	0	2002
	19.477696	14.470284	-25.71%	0	2001
	21.345408	19.477696	-8.75%	0	2000
	14.067351	21.345408	51.74%	0	1999
	10.000000	14.067351	40.67%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.233925	17.966714	10.67%	0	2006
	13.946856	16.233925	16.40%	0	2005
	11.888867	13.946856	17.31%	0	2004
	8.925645	11.888867	33.20%	0	2003
	11.933692	8.925645	-25.21%	0	2002
	12.456413	11.933692	-4.20%	0	2001
	12.544255	12.456413	-0.70%	0	2000
	11.849067	12.544255	5.87%	0	1999
	10.000000	11.849067	18.49%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.882732	13.322362	12.12%	2	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.173190	1.73%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.440837	4.41%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.267965	2.68%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.137103	14.327225	9.06%	0	2006
	13.013356	13.137103	0.95%	0	2005
	11.987751	13.013356	8.56%	0	2004
	9.943317	11.987751	20.56%	0	2003
	9.769394	9.943317	1.78%	0	2002
	9.507993	9.769394	2.75%	0	2001
	10.512337	9.507993	-9.55%	0	2000
	10.331990	10.512337	1.75%	0	1999
	10.000000	10.331990	3.32%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.213353	23.205358	34.81%	0	2006
	13.161389	17.213353	30.79%	0	2005
	11.054993	13.161389	19.05%	0	2004
	6.784099	11.054993	62.95%	0	2003
	8.116661	6.784099	-16.42%	0	2002
	8.682706	8.116661	-6.52%	0	2001
	10.000000	8.682706	-13.17%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.031401	25.642476	34.74%	0	2006
	14.549538	19.031401	30.80%	0	2005
	12.219653	14.549538	19.07%	0	2004
	7.500827	12.219653	62.91%	0	2003
	10.000000	7.500827	-24.99%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.049620	17.704716	35.67%	0	2006
	12.429161	13.049620	4.99%	0	2005
	9.700502	12.429161	28.13%	0	2004
	7.923073	9.700502	22.43%	0	2003
	10.000000	7.923073	-20.77%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.380789	12.299092	31.11%	0	2006
	7.306337	9.380789	28.39%	0	2005
	6.489005	7.306337	12.60%	0	2004
	4.852467	6.489005	33.73%	0	2003
	6.484565	4.852467	-25.17%	0	2002
	9.218392	6.484565	29.66%	0	2001
	10.000000	9.218392	-7.82%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.989960	19.651130	31.10%	658	2006
	11.678247	14.989960	28.36%	0	2005
	10.357459	11.678247	12.75%	0	2004
	7.761892	10.357459	33.44%	0	2003
	10.000000	7.761892	-22.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.556971	16.827483	24.12%	45	2006
	11.520951	13.556971	17.67%	46	2005
	10.101947	11.520951	14.05%	47	2004
	7.529984	10.101947	34.16%	48	2003
	10.235887	7.529984	-26.44%	50	2002
	12.787543	10.235887	-19.95%	51	2001
	14.790595	12.787543	-13.54%	52	2000
	12.203027	14.790595	21.20%	0	1999
	10.000000	12.203027	22.03%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.194610	22.571390	24.06%	0	2006
	15.462062	18.194610	17.67%	0	2005
	13.557650	15.462062	14.05%	0	2004
	10.000000	13.557650	35.58%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.811903	11.966797	10.68%	1,713	2006
	10.693113	10.811903	1.11%	892	2005
	9.996125	10.693113	6.97%	386	2004
	8.561448	9.996125	16.76%	0	2003
	9.902320	8.561448	-13.54%	0	2002
	10.426893	9.902320	-5.03%	0	2001
	10.611396	10.426893	-1.74%	34	2000
	10.669391	10.611396	-0.54%	0	1999
	10.000000	10.669391	6.69%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.318030	15.588507	1.77%	0	2006
	14.372068	15.318030	6.58%	0	2005
	12.851906	14.372068	11.83%	0	2004
	9.707740	12.851906	32.39%	0	2003
	14.758730	9.707740	-34.22%	0	2002
	16.789563	14.758730	-12.10%	0	2001
	20.311328	16.789563	-17.34%	0	2000
	10.000000	20.311328	103.11%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.564986	34.193682	15.66%	251	2006
	29.089641	29.564986	1.63%	135	2005
	25.151693	29.089641	15.66%	61	2004
	16.262376	25.151693	54.66%	0	2003
	22.644645	16.262376	-28.18%	0	2002
	17.905028	22.644645	26.47%	0	2001
	16.329040	17.905028	9.65%	0	2000
	12.954576	16.329040	26.05%	0	1999
	10.000000	12.954576	29.55%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.028404	27.649899	10.47%	417	2006
	22.599126	25.028404	10.75%	0	2005
	19.256799	22.599126	17.36%	0	2004
	13.849676	19.256799	39.04%	0	2003
	16.990870	13.849676	-18.49%	0	2002
	18.472168	16.990870	-8.02%	0	2001
	17.202461	18.472168	7.38%	0	2000
	12.113907	17.202461	42.01%	0	1999
	10.000000	12.113907	21.14%	0	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.077238	19.076719	18.66%	0	2006
	14.666465	16.077238	9.62%	0	2005
	12.280183	14.666465	19.43%	0	2004
	8.804197	12.280183	39.48%	0	2003
	10.000000	8.804197	-11.96%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.924013	13.087919	1.27%	0	2006
	12.088675	12.924013	6.91%	0	2005
	11.368582	12.088675	6.33%	31	2004
	8.429985	11.368582	34.86%	0	2003
	10.000000	8.429985	-15.70%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.950302	3.234018	9.62%	0	2006
	3.007625	2.950302	-1.91%	0	2005
	2.924207	3.007625	2.85%	0	2004
	1.910471	2.924207	53.06%	0	2003
	3.386452	1.910471	-43.58%	0	2002
	5.997100	3.386452	-43.53%	0	2001
	10.000000	5.997100	-40.03%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.991878	12.039567	9.53%	0	2006
	11.204967	10.991878	-1.90%	0	2005
	10.897796	11.204967	2.82%	0	2004
	7.121827	10.897796	53.02%	0	2003
	10.000000	7.121827	-28.78%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.692608	12.933561	1.90%	0	2006
	12.465513	12.692608	1.82%	0	2005
	12.243119	12.465513	1.82%	0	2004
	12.173458	12.243119	0.57%	0	2003
	11.124403	12.173458	9.43%	0	2002
	10.519995	11.124403	5.75%	0	2001
	9.479885	10.519995	10.97%	43	2000
	9.845615	9.479885	-3.71%	15	1999
	10.000000	9.845615	-1.54%	0	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.757391	7.074000	4.69%	0	2006
	6.434764	6.757391	5.01%	0	2005
	6.033943	6.434764	6.64%	0	2004
	4.610169	6.033943	30.88%	0	2003
	6.559782	4.610169	-29.72%	0	2002
	9.258498	6.559782	-29.15%	713	2001
	12.780450	9.258498	-27.56%	524	2000
	12.430206	12.780450	2.82%	0	1999
	10.000000	12.430206	24.30%	0	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.093142	11.612509	4.68%	81	2006
	10.890089	11.093142	1.86%	0	2005
	10.553714	10.890089	3.19%	0	2004
	9.919273	10.553714	6.40%	0	2003
	10.000000	9.919273	-0.81%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.613758	12.416152	6.91%	194	2006
	11.272511	11.613758	3.03%	89	2005
	10.668780	11.272511	5.66%	0	2004
	9.516564	10.668780	12.11%	0	2003
	10.000000	9.516564	-4.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.979453	13.153254	9.80%	193	2006
	11.532734	11.979453	3.87%	0	2005
	10.678199	11.532734	8.00%	0	2004
	9.020903	10.678199	18.37%	0	2003
	10.000000	9.020903	-9.79%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.493570	14.110426	12.94%	4,041	2006
	11.833566	12.493570	5.58%	2,549	2005
	10.706793	11.833566	10.52%	2,037	2004
	8.574196	10.706793	24.87%	0	2003
	10.000000	8.574196	-14.26%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.792856	14.742058	15.24%	0	2006
	12.020568	12.792856	6.42%	0	2005
	10.691584	12.020568	12.43%	0	2004
	8.222834	10.691584	30.02%	0	2003
	10.000000	8.222834	-17.77%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.961048	15.130019	8.37%	786	2006
	12.901804	13.961048	8.21%	36	2005
	11.344898	12.901804	13.72%	5	2004
	8.210492	11.344898	38.18%	6	2003
	13.221187	8.210492	-37.90%	6	2002
	19.242613	13.221187	-31.29%	6	2001
	23.061361	19.242613	-16.56%	0	2000
	12.659167	23.061361	82.17%	0	1999
	10.000000	12.659167	26.59%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.096705	11.437465	3.07%	0	2006
	10.961374	11.096705	1.23%	1,451	2005
	11.027537	10.961374	-0.60%	979	2004
	11.114578	11.027537	-0.78%	506	2003
	11.137467	11.114578	-0.21%	36	2002
	10.903584	11.137467	2.15%	0	2001
	10.429048	10.903584	4.55%	71	2000
	10.088053	10.429048	3.38%	0	1999
	10.000000	10.088053	0.88%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.762875	13.531665	-1.68%	0	2006
	12.463332	13.762875	10.43%	0	2005
	11.241194	12.463332	10.87%	0	2004
	7.480912	11.241194	50.27%	0	2003
	10.000000	7.480912	-25.19%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.860812	8.61%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.055902	21.853598	21.03%	1	2006
	16.341750	18.055902	10.49%	0	2005
	13.781443	16.341750	18.58%	0	2004
	10.000000	13.781443	37.81%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.568763	24.454381	8.35%	0	2006
	20.417909	22.568763	10.53%	0	2005
	17.892866	20.417909	14.11%	0	2004
	13.476762	17.892866	32.77%	0	2003
	16.138025	13.476762	-16.49%	0	2002
	16.585077	16.138025	-2.70%	0	2001
	14.599208	16.585077	13.60%	0	2000
	12.244601	14.599208	19.23%	0	1999
	10.000000	12.244601	22.45%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.454858	13.954626	12.04%	3	2006
	11.756316	12.454858	5.94%	1	2005
	10.863847	11.756316	8.22%	1	2004
	8.640665	10.863847	25.73%	1	2003
	10.603608	8.640665	-18.51%	1	2002
	12.196740	10.603608	-13.06%	623	2001
	12.636905	12.196740	-3.48%	499	2000
	11.984248	12.636905	5.45%	11	1999
	10.000000	11.984248	19.84%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.381657	16.467303	14.50%	0	2006
	13.223238	14.381657	8.76%	0	2005
	11.291368	13.223238	17.11%	0	2004
	9.117886	11.291368	23.84%	0	2003
	10.000000	9.117886	-8.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.024844	13.742893	14.29%	1	2006
	11.698262	12.024844	2.79%	0	2005
	10.097367	11.698262	15.85%	0	2004
	7.791482	10.097367	29.59%	0	2003
	10.556552	7.791482	-26.19%	0	2002
	12.188636	10.556552	-13.39%	0	2001
	13.829829	12.188636	-11.87%	0	2000
	11.837331	13.829829	16.83%	0	1999
	10.000000	11.837331	18.37%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.568574	14.026433	3.37%	28	2006
	13.467108	13.568574	0.75%	30	2005
	12.820626	13.467108	5.04%	0	2004
	11.597439	12.820626	10.55%	0	2003
	10.971350	11.597439	5.71%	0	2002
	10.680606	10.971350	2.72%	0	2001
	10.251777	10.680606	4.18%	0	2000
	10.238069	10.251777	0.13%	0	1999
	10.000000	10.238069	2.38%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.947833	16.975039	6.44%	0	2006
	15.388983	15.947833	3.63%	0	2005
	14.595104	15.388983	5.44%	0	2004
	11.304185	14.595104	29.11%	0	2003
	15.675123	11.304185	-27.88%	0	2002
	18.186519	15.675123	-13.81%	0	2001
	18.485985	18.186519	-1.62%	0	2000
	13.235004	18.485985	39.67%	0	1999
	10.000000	13.235004	32.35%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.823860	13.721463	16.05%	0	2006
	10.490302	11.823860	12.71%	0	2005
	8.928255	10.490302	17.50%	0	2004
	6.331165	8.928255	41.02%	0	2003
	8.246547	6.331165	-23.23%	0	2002
	9.509088	8.246547	-13.28%	0	2001
	10.000000	9.509088	-4.91%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.840442	21.863480	16.05%	18	2006
	16.711161	18.840442	12.74%	24	2005
	14.218957	16.711161	17.53%	0	2004
	10.000000	14.218957	42.19%	0	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.509264	5.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.302642	15.087777	13.42%	29	2006
	12.730190	13.302642	4.50%	564	2005
	11.795169	12.730190	7.93%	533	2004
	9.440180	11.795169	24.95%	533	2003
	11.790725	9.440180	-19.94%	533	2002
	13.311650	11.790725	-11.43%	1	2001
	14.798240	13.311650	-10.05%	0	2000
	12.331317	14.798240	20.01%	0	1999
	10.000000	12.331317	23.31%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.000925	0.01%	1	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.323041	16.570821	1.52%	1	2006
	14.737397	16.323041	10.76%	1	2005
	12.478694	14.737397	18.10%	1	2004
	10.076931	12.478694	23.83%	1	2003
	14.153669	10.076931	-28.80%	1	2002
	20.887100	14.153669	-32.24%	310	2001
	23.864429	20.887100	-12.48%	233	2000
	13.181851	23.864429	81.04%	0	1999
	10.000000	13.181851	31.82%	0	1998*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.126425	1.26%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.373094	3.73%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	10.997597	9.98%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.605428	16.05%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.317965	3.18%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.007891	10.08%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.390217	13.90%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.574761	5.75%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.802089	8.02%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.749310	7.49%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.346061	3.46%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.820268	8.20%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.990761	9.91%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.990761	9.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.245252	2.45%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.244481	30.859988	9.26%	0	2006
	25.518160	28.244481	10.68%	0	2005
	23.514411	25.518160	8.52%	0	2004
	18.651037	23.514411	26.08%	0	2003
	17.318710	18.651037	7.69%	0	2002
	15.954543	17.318710	8.55%	0	2001
	14.525802	15.954543	9.84%	0	2000
	11.386873	14.525802	27.57%	0	1999
	10.000000	11.386873	13.87%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.932254	15.956721	23.39%	0	2006
	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.911472	8.524521	7.75%	0	2006
	6.824496	7.911472	15.93%	0	2005
	5.692066	6.824496	19.89%	0	2004
	4.072095	5.692066	39.78%	0	2003
	5.999237	4.072095	-32.12%	0	2002
	8.608498	5.999237	-30.31%	0	2001
	10.000000	8.608498	-13.92%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.906311	37.985982	36.12%	1,042	2006
	24.178463	27.906311	15.42%	408	2005
	17.978337	24.178463	34.49%	217	2004
	13.259472	17.978337	35.95%	0	2003
	13.554456	13.259472	-2.18%	0	2002
	12.516221	13.554456	8.30%	0	2001
	12.045311	12.516221	3.91%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.396002	22.558762	37.59%	0	2006
	12.609968	16.396002	30.02%	0	2005
	10.000000	12.609968	26.10%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.534103	44.749051	37.55%	0	2006
	24.996452	32.534103	30.15%	0	2005
	20.137470	24.996452	24.13%	0	2004
	13.245459	20.137470	52.03%	0	2003
	13.835162	13.245459	-4.26%	0	2002
	14.291739	13.835162	-3.19%	0	2001
	24.932117	14.291739	-42.68%	0	2000
	12.624752	24.932117	97.49%	0	1999
	10.000000	12.624752	26.25%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.638711	22.888068	22.80%	0	2006
	12.467222	18.638711	49.50%	0	2005
	10.000000	12.467222	24.67%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.735989	35.274668	22.75%	0	2006
	19.214216	28.735989	49.56%	0	2005
	15.686285	19.214216	22.49%	0	2004
	10.987828	15.686285	42.76%	0	2003
	11.468935	10.987828	-4.19%	0	2002
	12.989532	11.468935	-11.71%	0	2001
	11.824722	12.989532	9.85%	0	2000
	9.911011	11.824722	19.31%	0	1999
	10.000000	9.911011	-0.89%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.228889	12.425003	10.65%	0	2006
	10.555564	11.228889	6.38%	739	2005
	9.055451	10.555564	16.57%	739	2004
	6.703248	9.055451	35.09%	739	2003
	9.290050	6.703248	-27.84%	739	2002
	9.785166	9.290050	-5.06%	0	2001
	10.000000	9.785166	-2.15%	0	2000*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	13.466867	11.31%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	12.064311	4.52%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.686383	14.535457	14.58%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.668014	6.68%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.741165	27.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.778470	18.677008	26.38%	0	2006
	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.458402	15.530272	15.39%	237	2006
	13.051431	13.458402	3.12%	186	2005
	11.720585	13.051431	11.35%	116	2004
	9.194119	11.720585	27.48%	76	2003
	11.570948	9.194119	-20.54%	0	2002
	12.812521	11.570948	-9.69%	0	2001
	14.543892	12.812521	-11.90%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.568283	16.718585	23.22%	0	2006
	12.156115	13.568283	11.62%	0	2005
	10.733117	12.156115	13.26%	0	2004
	8.747002	10.733117	22.71%	0	2003
	11.146637	8.747002	-21.53%	0	2002
	15.971330	11.146637	-30.21%	0	2001
	19.483474	15.971330	-18.03%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.465763	15.360086	23.22%	0	2006
	11.183532	12.465763	11.47%	0	2005
	9.860964	11.183532	13.41%	0	2004
	8.036243	9.860964	22.71%	0	2003
	10.000000	8.036243	-19.64%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.046020	10.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.760517	10.257482	-4.67%	420	2006
	10.686944	10.760517	0.69%	220	2005
	9.798135	10.686944	9.07%	59	2004
	7.960197	9.798135	23.09%	0	2003
	10.000000	7.960197	-20.40%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.196661	21.278799	16.94%	5,232	2006
	17.578743	18.196661	3.52%	4,496	2005
	15.601172	17.578743	12.68%	47	2004
	12.275645	15.601172	27.09%	0	2003
	14.255535	12.275645	-13.89%	0	2002
	12.822378	14.255535	11.18%	0	2001
	11.012072	12.822378	16.44%	0	2000

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.534001	-4.66%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.670686	10.683311	0.12%	404	2006
	10.660662	10.670686	0.09%	16	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.593545	16.281642	11.57%	0	2006
	12.749331	14.593545	14.47%	0	2005
	10.964435	12.749331	16.28%	0	2004
	7.534703	10.964435	45.52%	0	2003
	11.612109	7.534703	-35.11%	0	2002
	16.512879	11.612109	-29.68%	0	2001
	20.669425	16.512879	-20.11%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.227868	15.468398	16.94%	0	2006
	11.428826	13.227868	15.74%	0	2005
	10.106935	11.428826	13.08%	0	2004
	7.705625	10.106935	31.16%	0	2003
	9.762282	7.705625	-21.07%	0	2002
	12.746142	9.762282	-23.41%	0	2001
	17.452381	12.746142	-26.97%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.527470	17.087880	17.62%	0	2006
	13.630570	14.527470	6.58%	0	2005
	12.422011	13.630570	9.73%	0	2004
	10.070482	12.422011	23.35%	0	2003
	13.287675	10.070482	-24.21%	0	2002
	13.358023	13.287675	-0.53%	0	2001
	12.444575	13.358023	7.34%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.101031	14.772279	12.76%	7,209	2006
	12.396547	13.101031	5.68%	6,962	2005
	10.320294	12.396547	20.12%	4,973	2004
	7.600492	10.320294	35.78%	221	2003
	10.000000	7.600492	-24.00%	221	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	0	2005
	9.525286	9.970177	4.67%	0	2004
	7.670681	9.525286	24.18%	0	2003
	10.954608	7.670681	-29.98%	0	2002
	14.358357	10.954608	-23.71%	0	2001
	16.375184	14.358357	-12.32%	0	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.470481	14.194908	13.83%	106,215	2006
	12.086394	12.470481	3.18%	91,880	2005
	11.084718	12.086394	9.04%	72,480	2004
	8.762333	11.084718	26.50%	0	2003
	11.452508	8.762333	-23.49%	0	2002
	13.234124	11.452508	-13.46%	0	2001
	14.801530	13.234124	-10.59%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001
	13.597232	13.313894	-2.08%	0	2000

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.295091	2.95%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.825871	13.165512	2.65%	668	2006
	12.847380	12.825871	-0.17%	546	2005
	12.580977	12.847380	2.12%	372	2004
	12.199338	12.580977	3.13%	305	2003
	11.324824	12.199338	7.72%	305	2002
	10.639621	11.324824	6.44%	0	2001
	9.773948	10.639621	8.86%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.814417	17.531934	18.34%	2,159	2006
	14.213371	14.814417	4.23%	399	2005
	12.948586	14.213371	9.77%	366	2004
	10.089795	12.948586	28.33%	1,182	2003
	12.335099	10.089795	-18.20%	1,149	2002
	13.188860	12.335099	-6.47%	778	2001
	12.355641	13.188860	6.74%	261	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.834788	12.448828	5.19%	435	2006
	11.363725	11.834788	4.15%	389	2005
	11.166492	11.363725	1.77%	389	2004
	8.533273	11.166492	30.86%	1,305	2003
	12.405324	8.533273	-31.21%	1,343	2002
	15.301552	12.405324	-18.93%	791	2001
	17.457597	15.301552	-12.35%	216	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.335185	11.324289	9.57%	3,362	2006
	10.228738	10.335185	1.04%	2,406	2005
	9.481524	10.228738	7.88%	43	2004
	7.577300	9.481524	25.13%	523	2003
	7.420301	7.577300	2.12%	561	2002
	8.546878	7.420301	-13.18%	635	2001
	11.205978	8.546878	-23.73%	186	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.353778	17.847473	16.24%	0	2006
	13.094692	15.353778	17.25%	0	2005
	11.708141	13.094692	11.84%	0	2004
	8.295957	11.708141	41.13%	0	2003
	10.568057	8.295957	-21.50%	0	2002
	13.622435	10.568057	-22.42%	444	2001
	17.095933	13.622435	-20.32%	120	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.290986	16.612455	16.24%	374	2006
	12.193101	14.290986	17.21%	265	2005
	10.901182	12.193101	11.85%	79	2004
	7.721614	10.901182	41.18%	486	2003
	10.000000	7.721614	-22.78%	529	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.357045	20.188342	9.98%	18,072	2006
	15.940662	18.357045	15.16%	11,931	2005
	14.023952	15.940662	13.67%	0	2004
	11.086716	14.023952	26.49%	0	2003
	12.420560	11.086716	-10.74%	0	2002
	14.382315	12.420560	-13.64%	0	2001
	15.643260	14.382315	-8.06%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.672813	10.038281	3.78%	0	2006
	9.015753	9.672813	7.29%	0	2005
	8.545136	9.015753	5.51%	0	2004
	6.687212	8.545136	27.78%	0	2003
	8.690341	6.687212	-23.05%	0	2002
	10.307281	8.690341	-15.69%	0	2001
	12.627255	10.307281	-18.37%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.846616	-1.53%	933	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.129617	15.035657	14.52%	51	2006
	12.990391	13.129617	1.07%	35	2005
	11.563978	12.990391	12.33%	0	2004
	7.436365	11.563978	55.51%	0	2003
	10.000000	7.436365	-25.64%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.501921	5.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.367249	-6.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.956702	16.090636	15.29%	204	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.659039	6.59%	629	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.087694	15.697116	19.94%	0	2006
	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.439316	4.39%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.242175	14.096964	15.15%	1	2006
	11.373957	12.242175	7.63%	0	2005
	10.000000	11.373957	13.74%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.924857	8.522247	7.54%	0	2006
	7.144059	7.924857	10.93%	0	2005
	6.145006	7.144059	16.26%	0	2004
	5.186035	6.145006	18.49%	1,700	2003
	6.259448	5.186035	-17.15%	1,581	2002
	8.126129	6.259448	-22.97%	1,564	2001
	10.000000	8.126129	-18.74%	414	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.672506	3.902724	6.27%	0	2006
	3.340536	3.672506	9.94%	0	2005
	3.370605	3.340536	-0.89%	0	2004
	2.334963	3.370605	44.35%	0	2003
	4.011291	2.334963	-41.79%	0	2002
	6.494235	4.011291	-38.23%	2,420	2001
	10.000000	6.494235	-35.06%	448	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.202161	11.916745	6.38%	0	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	494	2003
	10.000000	7.085688	-29.14%	534	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.086896	13.162790	44.85%	0	2006
	6.988123	9.086896	30.03%	0	2005
	5.974486	6.988123	16.97%	0	2004
	4.506173	5.974486	32.58%	0	2003
	6.159009	4.506173	-26.84%	0	2002
	8.162793	6.159009	-24.55%	796	2001
	10.000000	8.162793	-18.37%	194	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.606584	22.626781	44.98%	440	2006
	11.994950	15.606584	30.11%	0	2005
	10.252980	11.994950	16.99%	0	2004
	7.732399	10.252980	32.60%	520	2003
	10.000000	7.732399	-22.68%	530	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.931551	10.199219	2.70%	0	2006
	9.933898	9.931551	-0.02%	0	2005
	10.002124	9.933898	-0.68%	0	2004
	10.000000	10.002124	0.02%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	11.722254	12.159478	3.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.190246	18.090576	11.74%	255	2006
	15.155965	16.190246	6.82%	0	2005
	13.278896	15.155965	14.14%	0	2004
	10.226131	13.278896	29.85%	0	2003
	14.108196	10.226131	-27.52%	0	2002
	14.536223	14.108196	-2.94%	0	2001
	14.583938	14.536223	-0.33%	0	2000

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.257884	2.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.313911	18.440518	13.04%	0	2006
	14.553346	16.313911	12.10%	0	2005
	12.696840	14.553346	14.62%	0	2004
	10.059629	12.696840	26.22%	0	2003
	14.446438	10.059629	-30.37%	30	2002
	19.455564	14.446438	-25.75%	17	2001
	21.331920	19.455564	-8.80%	6	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.174366	17.891745	10.62%	0	2006
	13.902722	16.174366	16.34%	0	2005
	11.857262	13.902722	17.25%	0	2004
	8.906424	11.857262	33.13%	0	2003
	11.914038	8.906424	-25.24%	0	2002
	12.442244	11.914038	-4.25%	0	2001
	12.536312	12.442244	-0.75%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.000000	11.776812	11.64%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.169770	1.70%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.737612	7.38%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.264514	2.65%	431	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.088926	14.267463	9.00%	1,064	2006
	12.972189	13.088926	0.90%	1,064	2005
	11.955882	12.972189	8.50%	0	2004
	9.921909	11.955882	20.50%	0	2003
	9.753315	9.921909	1.73%	0	2002
	9.497186	9.753315	2.70%	0	2001
	10.505688	9.497186	-9.60%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.439233	11.378717	9.00%	371	2006
	10.000000	10.439233	4.39%	16	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001
	10.000000	8.681644	-13.18%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.996097	25.581976	34.67%	239	2006
	14.529882	18.996097	30.74%	129	2005
	12.209330	14.529882	19.01%	38	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.023618	17.660508	35.60%	0	2006
	12.410677	13.023618	4.94%	0	2005
	9.690988	12.410677	28.06%	0	2004
	7.919326	9.690988	22.37%	0	2003
	10.000000	7.919326	-20.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.355861	12.260210	31.04%	0	2006
	7.290600	9.355861	28.33%	0	2005
	6.478305	7.290600	12.54%	0	2004
	4.846917	6.478305	33.66%	0	2003
	6.480453	4.846917	-25.21%	0	2002
	9.217263	6.480453	-29.69%	0	2001
	10.000000	9.217263	-7.83%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.962124	19.604737	31.03%	953	2006
	11.662449	14.962124	28.29%	168	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001
	14.781243	12.773009	-13.59%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.772222	11.916855	10.63%	0	2006
	10.659252	10.772222	1.06%	0	2005
	9.969522	10.659252	6.92%	0	2004
	8.543005	9.969522	16.70%	0	2003
	9.886012	8.543005	-13.58%	0	2002
	10.415037	9.886012	-5.08%	0	2001
	10.604669	10.415037	-1.79%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.266316	15.528017	1.71%	6	2006
	14.330796	15.266316	6.53%	0	2005
	12.821504	14.330796	11.77%	0	2004
	9.689686	12.821504	32.32%	384	2003
	14.738777	9.689686	-34.26%	413	2002
	16.775454	14.738777	-12.14%	343	2001
	20.304522	16.775454	-17.38%	96	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.456548	34.051054	15.60%	267	2006
	28.997596	29.456548	1.58%	182	2005
	25.084829	28.997596	15.60%	8	2004
	16.227347	25.084829	54.58%	210	2003
	22.607355	16.227347	-28.22%	254	2002
	17.884672	22.607355	26.41%	227	2001
	16.318704	17.884672	9.60%	91	2000

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.936594	27.534538	10.42%	4	2006
	22.527605	24.936594	10.69%	0	2005
	19.205589	22.527605	17.30%	0	2004
	13.819838	19.205589	38.97%	0	2003
	16.962886	13.819838	-18.53%	0	2002
	18.451164	16.962886	-8.07%	0	2001
	17.191574	18.451164	7.33%	0	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.045220	19.029099	18.60%	0	2006
	14.644667	16.045220	9.56%	0	2005
	12.268146	14.644667	19.37%	0	2004
	8.800026	12.268146	39.41%	0	2003
	10.000000	8.800026	-12.00%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.898297	13.055277	1.22%	244	2006
	12.070721	12.898297	6.86%	0	2005
	11.357455	12.070721	6.28%	0	2004
	8.426002	11.357455	34.79%	0	2003
	10.000000	8.426002	-15.74%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.942465	3.223804	9.56%	0	2006
	3.001143	2.942465	-1.96%	0	2005
	2.919387	3.001143	2.80%	0	2004
	1.908285	2.919387	52.98%	0	2003
	3.384294	1.908285	-43.61%	0	2002
	5.996363	3.384294	-43.56%	0	2001
	10.000000	5.996363	-40.04%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.971442	12.011106	9.48%	14	2006
	11.189794	10.971442	-1.95%	0	2005
	10.888566	11.189794	2.77%	0	2004
	7.119398	10.888566	52.94%	0	2003
	10.000000	7.119398	-28.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.646037	12.879601	1.85%	779	2006
	12.426052	12.646037	1.77%	447	2005
	12.210544	12.426052	1.76%	70	2004
	12.147237	12.210544	0.52%	789	2003
	11.106073	12.147237	9.37%	697	2002
	10.508016	11.106073	5.69%	423	2001
	9.473867	10.508016	10.92%	162	2000

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.732585	7.044463	4.63%	27	2006
	6.414387	6.732585	4.96%	0	2005
	6.017884	6.414387	6.59%	0	2004
	4.600232	6.017884	30.82%	0	2003
	6.548971	4.600232	-29.76%	0	2002
	9.247972	6.548971	-29.18%	0	2001
	12.772360	9.247972	-27.59%	0	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.071052	11.583512	4.63%	260	2006
	10.873912	11.071052	1.81%	200	2005
	10.543381	10.873912	3.13%	147	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.590666	12.385198	6.85%	3,941	2006
	11.255804	11.590666	2.98%	3,372	2005
	10.658362	11.255804	5.61%	2,141	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.955598	13.120417	9.74%	3,762	2006
	11.515594	11.955598	3.82%	3,481	2005
	10.667735	11.515594	7.95%	3,366	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.468670	14.075186	12.88%	3,556	2006
	11.815958	12.468670	5.52%	1,737	2005
	10.696293	11.815958	10.47%	1,420	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.767402	14.705289	15.18%	6,791	2006
	12.002712	12.767402	6.37%	3,535	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.909800	15.066855	8.32%	1	2006
	12.860947	13.909800	8.16%	1	2005
	11.314710	12.860947	13.67%	0	2004
	8.192786	11.314710	38.11%	0	2003
	13.199389	8.192786	-37.93%	0	2002
	19.220739	13.199389	-31.33%	0	2001
	23.046789	19.220739	-16.60%	0	2000

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.055984	11.389731	3.02%	805	2006
	10.926674	11.055984	1.18%	289	2005
	10.998203	10.926674	-0.65%	83	2004
	11.090636	10.998203	-0.83%	0	2003
	11.119112	11.090636	-0.26%	0	2002
	10.891167	11.119112	2.09%	0	2001
	10.422427	10.891167	4.50%	0	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.735472	13.497892	-1.73%	0	2006
	12.444811	13.735472	10.37%	0	2005
	11.230190	12.444811	10.82%	0	2004
	7.477365	11.230190	50.19%	0	2003
	10.000000	7.477365	-25.23%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.031528	21.813054	20.97%	10	2006
	16.327943	18.031528	10.43%	11	2005
	13.776777	16.327943	18.52%	32	2004
	10.000000	13.776777	37.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.485972	24.352351	8.30%	8,828	2006
	20.353296	22.485972	10.48%	6,253	2005
	17.845279	20.353296	14.05%	3,474	2004
	13.447730	17.845279	32.70%	0	2003
	16.111432	13.447730	-16.53%	0	2002
	16.566203	16.111432	-2.75%	0	2001
	14.589957	16.566203	13.55%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.409166	13.896397	11.98%	14	2006
	11.719115	12.409166	5.89%	0	2005
	10.834968	11.719115	8.16%	0	2004
	8.622061	10.834968	25.67%	2,835	2003
	10.586142	8.622061	-18.55%	2,796	2002
	12.182869	10.586142	-13.11%	2,717	2001
	12.628895	12.182869	-3.53%	806	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.353066	16.426263	14.44%	0	2006
	13.203617	14.353066	8.71%	0	2005
	11.280331	13.203617	17.05%	0	2004
	9.113577	11.280331	23.78%	0	2003
	10.000000	9.113577	-8.86%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.980731	13.685555	14.23%	1,849	2006
	11.661238	11.980731	2.74%	1,849	2005
	10.070517	11.661238	15.80%	112	2004
	7.774693	10.070517	29.53%	90	2003
	10.539153	7.774693	-26.23%	0	2002
	12.174767	10.539153	-13.43%	0	2001
	13.821079	12.174767	-11.91%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.518819	13.967937	3.32%	700	2006
	13.424511	13.518819	0.70%	0	2005
	12.786566	13.424511	4.99%	0	2004
	11.572500	12.786566	10.49%	0	2003
	10.953304	11.572500	5.65%	0	2002
	10.668471	10.953304	2.67%	0	2001
	10.245290	10.668471	4.13%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.889314	16.904209	6.39%	5,028	2006
	15.340269	15.889314	3.58%	1,341	2005
	14.556280	15.340269	5.39%	0	2004
	11.279831	14.556280	29.05%	0	2003
	15.649321	11.279831	-27.92%	0	2002
	18.165855	15.649321	-13.85%	0	2001
	18.474301	18.165855	-1.67%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.789981	13.675231	15.99%	0	2006
	10.465531	11.789981	12.66%	0	2005
	8.911680	10.465531	17.44%	0	2004
	6.322604	8.911680	40.95%	0	2003
	8.239576	6.322604	-23.27%	0	2002
	9.505903	8.239576	-13.32%	0	2001
	10.000000	9.505903	-4.94%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.815041	21.822967	15.99%	1,375	2006
	16.697062	18.815041	12.68%	1,319	2005
	14.214155	16.697062	17.47%	14	2004
	10.000000	14.214155	42.14%	0	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.253841	15.024833	13.36%	26,376	2006
	12.689909	13.253841	4.44%	19,810	2005
	11.763806	12.689909	7.87%	11,342	2004
	9.419845	11.763806	24.88%	25	2003
	11.771303	9.419845	-19.98%	0	2002
	13.296520	11.771303	-11.47%	0	2001
	14.788879	13.296520	-10.09%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.997565	-0.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.263170	16.501698	1.47%	678	2006
	14.690755	16.263170	10.70%	531	2005
	12.445509	14.690755	18.04%	44	2004
	10.055227	12.445509	23.77%	0	2003
	14.130362	10.055227	-28.84%	29	2002
	20.863367	14.130362	-32.27%	16	2001
	23.849355	20.863367	-12.52%	5	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.123440	1.23%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.370039	3.70%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	10.994500	9.95%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.602156	16.02%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.315062	3.15%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.004798	10.05%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.387009	13.87%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.571782	5.72%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.799047	7.99%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.746274	7.46%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.343142	3.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series)	10.000000	10.817217	8.17%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.241763	2.42%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.399424	3.99%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.140902	30.731273	9.21%	0	2006
	25.437438	28.140902	10.63%	0	2005
	23.451931	25.437438	8.47%	0	2004
	18.610910	23.451931	26.01%	0	2003
	17.290213	18.610910	7.64%	0	2002
	15.936413	17.290213	8.50%	0	2001
	14.516616	15.936413	9.78%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.908221	15.919012	23.32%	0	2006
	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.888796	8.495782	7.69%	0	2006
	6.808374	7.888796	15.87%	0	2005
	5.681499	6.808374	19.83%	0	2004
	4.066580	5.681499	39.71%	0	2003
	5.994160	4.066580	-32.16%	0	2002
	8.605609	5.994160	-30.35%	0	2001
	10.000000	8.605609	-13.94%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.803974	37.827574	36.05%	9,014	2006
	24.101981	27.803974	15.36%	13,558	2005
	17.930553	24.101981	34.42%	11,243	2004
	13.230935	17.930553	35.52%	17	2003
	13.532141	13.230935	-2.23%	0	2002
	12.501983	13.532141	8.24%	0	2001
	12.033260	12.501983	3.90%	0	2000*

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.414752	44.562351	37.48%	0	2006
	24.917339	32.414752	30.09%	0	2005
	20.083913	24.917339	24.07%	0	2004
	13.216913	20.083913	51.96%	0	2003
	13.812362	13.216913	-4.31%	0	2002
	14.275487	13.812362	-3.24%	0	2001
	24.916384	14.275487	-42.71%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	39	2002
	12.974758	11.450041	-11.75%	25	2001
	11.817233	12.974758	9.80%	12	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.196668	12.383086	10.60%	548	2006
	10.530600	11.196668	6.33%	548	2005
	9.038605	10.530600	16.51%	544	2004
	6.694178	9.038605	35.02%	536	2003
	9.282194	6.694178	-27.88%	502	2002
	9.781883	9.282194	-5.11%	0	2001
	10.000000	9.781883	-2.18%	0	2000*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	12.548182	11.25%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	11.807776	4.47%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.879131	13.603656	14.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.665000	6.65%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.737583	27.38%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.751026	18.632898	26.32%	0	2006
	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.409003	15.465441	15.34%	0	2006
	13.010107	13.409003	3.07%	0	2005
	11.689405	13.010107	11.30%	0	2004
	9.174309	11.689405	27.41%	0	2003
	11.551890	9.174309	-20.58%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.518429	16.648726	23.16%	0	2006
	12.117584	13.518429	11.56%	0	2005
	10.704526	12.117584	13.20%	0	2004
	8.728132	10.704526	22.64%	0	2003
	11.128268	8.728132	-21.57%	0	2002

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.442593	15.323780	23.16%	0	2006
	11.168399	12.442593	11.41%	0	2005
	9.852618	11.168399	13.35%	0	2004
	8.033520	9.852618	22.64%	0	2003
	10.000000	8.033520	-19.66%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.042287	10.42%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.740502	10.233219	-4.72%	0	2006
	10.672474	10.740502	0.64%	0	2005
	9.789838	10.672474	9.02%	0	2004
	7.957490	9.789838	23.03%	0	2003
	10.000000	7.957490	-20.43%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.129889	21.190011	16.88%	0	2006
	17.523098	18.129889	3.46%	0	2005
	15.559667	17.523098	12.62%	0	2004
	12.249189	15.559667	27.03%	0	2003
	14.232053	12.249189	-13.93%	0	2002

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.530785	-4.69%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.656245	10.663455	0.07%	0	2006
	10.651623	10.656245	0.04%	0	2005
	10.219974	10.651623	4.22%	0	2004
	10.000000	10.219974	2.20%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.539998	16.213688	11.51%	0	2006
	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.179340	15.403857	16.88%	0	2006
	11.392661	13.179340	15.68%	0	2005
	10.080063	11.392661	13.02%	0	2004
	7.689031	10.080063	31.10%	0	2003
	9.746211	7.689031	-21.11%	0	2002

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.474136	17.016535	17.57%	0	2006
	13.587410	14.474136	6.53%	0	2005
	12.388960	13.587410	9.67%	0	2004
	10.048782	12.388960	23.29%	0	2003
	13.265780	10.048782	-24.25%	0	2002

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	0	2004
	7.597901	10.311541	35.72%	0	2003
	10.000000	7.597901	-24.02%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.143929	10.911525	7.57%	0	2006
	9.938626	10.143929	2.07%	0	2005
	9.499959	9.938626	4.62%	0	2004
	7.654150	9.499959	24.12%	0	2003
	10.936572	7.654150	-30.01%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.424711	14.135644	13.77%	0	2006
	12.048127	12.424711	3.13%	0	2005
	11.055229	12.048127	8.98%	0	2004
	8.743455	11.055229	26.44%	0	2003
	11.433642	8.743455	-23.53%	0	2002

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.373260	14.196462	14.74%	0	2006
	12.034289	12.373260	2.82%	0	2005
	11.630648	12.034289	3.47%	0	2004
	9.744716	11.630648	19.35%	0	2003
	11.878721	9.744716	-17.96%	0	2002

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.782592	13.114438	2.60%	0	2006
	12.810509	12.782592	-0.22%	0	2005
	12.551247	12.810509	2.07%	0	2004
	12.176693	12.551247	3.08%	0	2003
	11.309545	12.176693	7.67%	0	2002

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.760062	17.458770	18.28%	87	2006
	14.168390	14.760062	4.18%	87	2005
	12.914155	14.168390	9.71%	88	2004
	10.068066	12.914155	28.27%	88	2003
	12.314799	10.068066	-18.24%	88	2002

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.791270	12.396773	5.14%	0	2006
	11.327678	11.791270	4.09%	0	2005
	11.136737	11.327678	1.71%	0	2004
	8.514851	11.136737	30.79%	0	2003
	12.384853	8.514851	-31.25%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.297247	11.277015	9.51%	0	2006
	10.196357	10.297247	0.99%	0	2005
	9.456304	10.196357	7.83%	0	2004
	7.560980	9.456304	25.07%	0	2003
	7.408079	7.560980	2.06%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.264458	16.573237	16.19%	0	2006
	12.176620	14.264458	17.15%	0	2005
	10.891962	12.176620	11.79%	0	2004
	7.718997	10.891962	41.11%	0	2003
	10.000000	7.718997	-22.81%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.289700	20.104112	9.92%	53	2006
	15.890209	18.289700	15.10%	53	2005
	13.986657	15.890209	13.61%	54	2004
	11.062836	13.986657	26.43%	54	2003
	12.400091	11.062836	-10.78%	54	2002

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	0	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	0	2004
	6.672816	8.522420	27.72%	0	2003
	8.676041	6.672816	-23.09%	0	2002

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.843302	-1.57%	287	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.105208	15.000119	14.46%	117	2006
	12.972801	13.105208	1.02%	117	2005
	11.554180	12.972801	12.28%	117	2004
	7.433831	11.554180	55.43%	118	2003
	10.000000	7.433831	-25.66%	118	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.364090	-6.36%	287	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.104529	11.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.143557	1.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.063390	15.660044	19.88%	0	2006
	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.435795	4.36%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.231867	14.077968	15.09%	0	2006
	11.370133	12.231867	7.58%	0	2005
	10.000000	11.370133	13.70%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.901043	8.492349	7.48%	0	2006
	7.126209	7.901043	10.87%	0	2005
	6.132757	7.126209	16.20%	0	2004
	5.178331	6.132757	18.43%	0	2003
	6.253323	5.178331	-17.19%	0	2002

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.181353	11.888578	6.33%	0	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	0	2004
	7.083279	10.265717	44.93%	0	2003
	10.000000	7.083279	-29.17%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.059618	13.116636	44.78%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.577572	22.573286	44.91%	151	2006
	11.978709	15.577572	30.04%	0	2005
	10.244286	11.978709	16.93%	0	2004
	7.729765	10.244286	32.53%	0	2003
	10.000000	7.729765	-22.70%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.918119	10.180267	2.64%	0	2006
	9.925486	9.918119	-0.07%	0	2005
	9.998725	9.925486	-0.73%	0	2004
	10.000000	9.998725	-0.01%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.118222	14.384752	18.70%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.130788	18.015019	11.68%	0	2006
	15.107957	16.130788	6.77%	0	2005
	13.243553	15.107957	14.08%	0	2004
	10.204085	13.243553	29.79%	0	2003
	14.084942	10.204085	-27.55%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.254427	2.54%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.253984	18.363480	12.98%	0	2006
	14.507227	16.253984	12.04%	0	2005
	12.663026	14.507227	14.56%	0	2004
	10.037926	12.663026	26.15%	0	2003
	14.422615	10.037926	-30.40%	0	2002

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.115010	17.817070	10.56%	0	2006
	13.858698	16.115010	16.28%	0	2005
	11.825710	13.858698	17.19%	0	2004
	8.887227	11.825710	33.06%	0	2003
	11.894405	8.887227	-25.28%	0	2002

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.166351	1.66%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.433824	4.34%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.261053	2.61%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	0	2005
	11.924059	12.931102	8.45%	0	2004
	9.900524	11.924059	20.44%	0	2003
	9.737236	9.900524	1.68%	0	2002

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.435727	11.369143	8.94%	0	2006
	10.000000	10.435727	4.36%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.960812	25.521530	34.60%	0	2006
	14.510224	18.960812	30.67%	0	2005
	12.198995	14.510224	18.95%	0	2004
	7.495729	12.198995	62.75%	0	2003
	10.000000	7.495729	-25.04%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.997702	17.616464	35.54%	0	2006
	12.392247	12.997702	4.89%	0	2005
	9.681501	12.392247	28.00%	0	2004
	7.915587	9.681501	22.31%	0	2003
	10.000000	7.915587	-20.84%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	0	2004
	7.756602	10.339912	33.30%	0	2003
	10.000000	7.756602	-22.43%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.732682	11.867112	10.57%	0	2006
	10.625505	10.732682	1.01%	0	2005
	9.943010	10.625505	6.86%	0	2004
	8.524600	9.943010	16.64%	0	2003
	9.869728	8.524600	-13.63%	0	2002

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.214808	15.467798	1.66%	0	2006
	14.289660	15.214808	6.47%	0	2005
	12.791193	14.289660	11.71%	0	2004
	9.671672	12.791193	32.25%	0	2003
	14.718863	9.671672	-34.29%	0	2002

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.348465	33.908952	15.54%	0	2006
	28.905822	29.348465	1.53%	0	2005
	25.018122	28.905822	15.54%	0	2004
	16.192394	25.018122	54.51%	0	2003
	22.570133	16.192394	-28.26%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.845062	27.419590	10.36%	0	2006
	22.456273	24.845062	10.64%	0	2005
	19.154484	22.456273	17.24%	0	2004
	13.790055	19.154484	38.90%	0	2003
	16.934952	13.790055	-18.57%	0	2002

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.013293	18.981633	18.54%	0	2006
	14.622915	16.013293	9.51%	0	2005
	12.256137	14.622915	19.31%	0	2004
	8.795864	12.256137	39.34%	0	2003
	10.000000	8.795864	-12.04%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.872588	13.022665	1.17%	0	2006
	12.052762	12.872588	6.80%	0	2005
	11.346316	12.052762	6.23%	0	2004
	8.422011	11.346316	34.72%	0	2003
	10.000000	8.422011	-15.78%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.934614	3.213573	9.51%	0	2006
	2.994660	2.934614	-2.01%	0	2005
	2.914558	2.994660	2.75%	0	2004
	1.906091	2.914558	52.91%	0	2003
	3.382136	1.906091	-43.64%	0	2002

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.951058	11.982716	9.42%	0	2006
	11.174663	10.951058	-2.00%	0	2005
	10.879360	11.174663	2.71%	0	2004
	7.116977	10.879360	52.86%	0	2003
	10.000000	7.116977	-28.83%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.599616	12.825824	1.80%	0	2006
	12.386709	12.599616	1.72%	0	2005
	12.178075	12.386709	1.71%	0	2004
	12.121079	12.178075	0.47%	0	2003
	11.087778	12.121079	9.32%	0	2002

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.049006	11.554601	4.58%	0	2006
	10.857746	11.049006	1.76%	0	2005
	10.533052	10.857746	3.08%	0	2004
	9.909899	10.533052	6.29%	0	2003
	10.000000	9.909899	-0.90%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.567555	12.354247	6.80%	0	2006
	11.239043	11.567555	2.92%	0	2005
	10.647898	11.239043	5.55%	0	2004
	9.507569	10.647898	11.99%	0	2003
	10.000000	9.507569	-4.92%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.931793	13.087664	9.69%	0	2006
	11.498473	11.931793	3.77%	0	2005
	10.657265	11.498473	7.89%	0	2004
	9.012363	10.657265	18.25%	0	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.443859	14.040065	12.83%	0	2006
	11.798411	12.443859	5.47%	0	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	0	2003
	10.000000	8.566085	-14.34%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.858670	15.003891	8.26%	0	2006
	12.820158	13.858670	8.10%	0	2005
	11.284555	12.820158	13.61%	0	2004
	8.175099	11.284555	38.04%	0	2003
	13.177611	8.175099	-37.96%	0	2002

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.015384	11.342165	2.97%	0	2006
	10.892063	11.015384	1.13%	0	2005
	10.968931	10.892063	-0.70%	0	2004
	11.066732	10.968931	-0.88%	0	2003
	11.100780	11.066732	-0.31%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.708128	13.464193	-1.78%	0	2006
	12.426323	13.708128	10.32%	0	2005
	11.219200	12.426323	10.76%	0	2004
	7.473837	11.219200	50.11%	0	2003
	10.000000	7.473837	-25.26%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.007172	21.772574	20.91%	0	2006
	16.314137	18.007172	10.38%	0	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.403405	24.250660	8.25%	0	2006
	20.288824	22.403405	10.42%	0	2005
	11.797782	20.288824	14.00%	0	2004
	13.418734	11.797782	32.63%	0	2003
	16.084876	13.418734	-16.58%	0	2002

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.363615	13.838380	11.93%	0	2006
	11.682001	12.363615	5.83%	0	2005
	10.806133	11.682001	8.11%	0	2004
	8.603482	10.806133	25.60%	0	2003
	10.568710	8.603482	-18.59%	0	2002

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.324469	16.385241	14.39%	0	2006
	13.183976	14.324469	8.65%	0	2005
	11.269271	13.183976	16.99%	0	2004
	9.109258	11.269271	23.71%	0	2003
	10.000000	9.109258	-8.91%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.936752	13.628411	14.17%	0	2006
	11.624315	11.936752	2.69%	0	2005
	10.043723	11.624315	15.74%	0	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.469205	13.909639	3.27%	0	2006
	13.382009	13.469205	0.65%	0	2005
	12.752538	13.382009	4.94%	0	2004
	11.547565	12.752538	10.43%	0	2003
	10.935239	11.547565	5.60%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.830998	16.833637	6.33%	0	2006
	15.291700	15.830998	3.53%	0	2005
	14.517548	15.291700	5.33%	0	2004
	11.255526	14.517548	28.98%	0	2003
	15.623539	11.255526	-27.96%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.756121	13.629059	15.93%	0	2006
	10.440758	11.756121	12.60%	0	2005
	8.895100	10.440758	17.38%	0	2004
	6.314040	8.895100	40.88%	0	2003
	8.232600	6.314040	-23.30%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.789648	21.782493	15.93%	0	2006
	16.682960	18.789648	12.63%	0	2005
	14.209351	16.682960	17.41%	0	2004
	10.000000	14.209351	42.09%	0	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.205210	14.962113	13.30%	0	2006
	12.649738	13.205210	4.39%	0	2005
	11.732516	12.649738	7.82%	0	2004
	9.399555	11.732516	24.82%	0	2003
	11.751920	9.399555	-20.02%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.994196	-0.06%	286	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.203447	16.432771	1.42%	58	2006
	14.644219	16.203447	10.65%	58	2005
	12.412379	14.644219	17.98%	58	2004
	10.033548	12.412379	23.71%	59	2003
	14.107081	10.033548	-28.88%	59	2002

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.120458	1.20%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.366984	3.67%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	10.991407	9.91%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.598891	15.99%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.312149	3.12%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	11.001693	10.02%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.383794	13.84%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.568800	5.69%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.796002	7.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.743245	7.43%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.340219	3.40%	0	2006*

SBL Fund - Series Y (Select 25 Series)	10.000000	10.814168	8.14%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.238277	2.38%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	0	2004
	18.570832	23.389566	25.95%	0	2003
	17.261739	18.570832	7.58%	0	2002

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.884245	15.881416	23.26%	0	2006
	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.866116	8.467069	7.64%	0	2006
	6.792239	7.866116	15.81%	0	2005
	5.670913	6.792239	19.77%	0	2004
	4.061066	5.670913	39.64%	0	2003
	5.989084	4.061066	-32.19%	0	2002

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.701981	37.669761	35.98%	85	2006
	24.025710	27.701981	15.30%	0	2005
	17.882880	24.025710	34.35%	0	2004
	13.202435	17.882880	35.45%	0	2003
	13.509845	13.202435	-2.28%	0	2002

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.295777	44.376351	37.41%	0	2006
	24.838435	32.295777	30.02%	0	2005
	20.030473	24.838435	24.00%	0	2004
	13.188423	20.030473	51.88%	0	2003
	13.789595	13.188423	-4.36%	0	2002

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.164518	12.341291	10.54%	0	2006
	10.505672	11.164518	6.27%	0	2005
	9.021800	10.505672	16.45%	0	2004
	6.685114	9.021800	34.95%	0	2003
	9.274332	6.685114	-27.92%	0	2002

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	12.488897	11.14%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	11.752005	4.37%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.859145	13.567015	14.40%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.658976	6.59%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.730391	27.30%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.696197	18.544861	26.19%	0	2006
	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.310693	15.336528	15.22%	0	2006
	12.927802	13.310693	2.96%	0	2005
	11.627252	12.927802	11.19%	0	2004
	9.134791	11.627252	27.29%	0	2003
	11.513844	9.134791	-20.66%	0	2002
	12.768846	11.513844	-9.83%	0	2001
	14.516288	12.768846	-12.04%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.419312	16.509933	23.03%	0	2006
	12.040921	13.419312	11.45%	0	2005
	10.647602	12.040921	13.09%	0	2004
	8.690538	10.647602	22.52%	0	2003
	11.091611	8.690538	-21.65%	0	2002
	15.916904	11.091611	-30.32%	0	2001
	19.446544	15.916904	-18.15%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.396360	15.251380	23.03%	0	2006
	11.138173	12.396360	11.30%	0	2005
	9.835934	11.138173	13.24%	0	2004
	8.028048	9.835934	22.52%	0	2003
	10.000000	8.028048	-19.72%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.034859	10.35%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.700584	10.184858	-4.82%	0	2006
	10.643580	10.700584	0.54%	0	2005
	9.773254	10.643580	8.91%	0	2004
	7.952075	9.773254	22.90%	0	2003
	10.000000	7.952075	-20.48%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.996978	21.013380	16.76%	0	2006
	17.412261	17.996978	3.36%	0	2005
	15.476950	17.412261	12.50%	0	2004
	12.196439	15.476950	26.90%	0	2003
	14.185172	12.196439	-14.02%	0	2002
	12.778642	14.185172	-11.01%	0	2001
	10.991130	12.778642	16.26%	0	2000

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.524358	-4.76%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.627401	10.623823	-0.03%	0	2006
	10.633557	10.627401	-0.06%	0	2005
	10.213008	10.633557	4.12%	0	2004
	10.000000	10.213008	2.13%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001
	20.630231	16.456572	-20.23%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.082639	15.275351	16.76%	0	2006
	11.320526	13.082639	15.57%	0	2005
	10.026413	11.320526	12.91%	0	2004
	7.655883	10.026413	30.96%	0	2003
	9.714079	7.655883	-21.19%	0	2002
	12.702702	9.714079	-23.53%	0	2001
	17.419297	12.702702	-27.08%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001
	12.420923	13.312463	7.18%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.028113	14.667756	12.59%	109	2006
	12.346278	13.028113	5.52%	94	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	0	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	0	2003
	10.900528	7.621164	-30.08%	0	2002
	14.309420	10.900528	-23.82%	0	2001
	16.344103	14.309420	-12.45%	16	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	12.333598	14.017785	13.66%	12	2006
	11.971890	12.333598	3.02%	0	2005
	10.996431	11.971890	8.87%	0	2004
	8.705780	10.996431	26.31%	0	2003
	11.395964	8.705780	-23.61%	0	2002
	13.188992	11.395964	-13.59%	0	2001
	14.773416	13.188992	-10.72%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.282546	14.078129	14.62%	0	2006
	11.958170	12.282546	2.71%	0	2005
	11.568814	11.958170	3.37%	0	2004
	9.702740	11.568814	19.23%	0	2003
	11.839596	9.702740	-18.05%	0	2002
	13.268495	11.839596	-10.77	0	2001
	13.571399	13.268495	-2.23%	0	2000

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.284704	2.85%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.696417	13.012844	2.49%	0	2006
	12.737045	12.696417	-0.32%	0	2005
	12.491949	12.737045	1.96%	0	2004
	12.131471	12.491949	2.97%	0	2003
	11.278978	12.131471	7.56%	0	2002
	10.612780	11.278978	6.28%	165	2001
	9.764075	10.612780	8.69%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.651799	17.313177	18.16%	840	2006
	14.078719	14.651799	4.07%	713	2005
	12.845461	14.078719	9.60%	0	2004
	10.024679	12.845461	28.14%	0	2003
	12.274215	10.024679	-18.33%	0	2002
	13.143893	12.274215	-6.62%	0	2001
	12.332164	13.143893	6.58%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.704811	12.293412	5.03%	0	2006
	11.256004	11.704811	3.99%	0	2005
	11.077503	11.256004	1.61%	0	2004
	8.478157	11.077503	30.66%	0	2003
	12.344049	8.478157	-31.32%	0	2002
	15.249368	12.344049	-19.05%	0	2001
	17.424460	15.249368	-12.48%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	0	2004
	7.528392	9.406006	24.94%	0	2003
	7.383653	7.528392	1.96%	0	2002
	8.517712	7.383653	-13.31%	0	2001
	11.184683	8.517712	-23.84%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	0	2002
	13.576001	10.515875	-22.54%	0	2001
	17.063506	13.576001	-20.44%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.211442	16.494924	16.07%	15	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.155558	19.936457	9.81%	0	2006
	15.789650	18.155558	14.98%	0	2005
	13.912260	15.789650	13.49%	0	2004
	11.015156	13.912260	26.30%	0	2003
	12.359225	11.015156	-10.88%	0	2002
	14.333260	12.359225	-13.77%	0	2001
	15.613554	14.333260	-8.20%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.422813	10.697536	2.64%	43	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	0	2002
	10.272119	8.647434	-15.82%	0	2001
	12.603267	10.272119	-18.50%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.056524	14.929260	14.34%	0	2006
	12.937705	13.056524	0.92%	0	2005
	11.534626	12.937705	12.16%	0	2004
	7.428775	11.534626	55.27%	0	2003
	10.000000	7.428775	-25.71%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.491320	4.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.357772	-6.42%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.097057	10.97%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	13.014844	15.586068	19.76%	0	2006
	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.428766	4.29%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.211289	14.040063	14.98%	0	2006
	11.362502	12.211289	7.47%	0	2005
	10.000000	11.362502	13.63%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.853644	8.432856	7.38%	0	2006
	7.090622	7.853644	10.76%	0	2005
	6.108331	7.090622	16.08%	0	2004
	5.162942	6.108331	18.31%	0	2003
	6.241085	5.162942	-17.27%	0	2002
	8.114733	6.241085	-23.09%	0	2001
	10.000000	8.114733	-18.85%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001
	10.000000	6.485104	-35.15%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.005239	13.024727	44.63%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	0	2001
	10.000000	8.151333	-18.49%	28	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.519699	22.466677	44.76%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.012526	17.864838	11.57%	0	2006
	15.012385	16.012526	6.66%	0	2005
	13.173140	15.012385	13.96%	0	2004
	10.160128	13.173140	29.66%	0	2003
	14.038550	10.160128	-27.63%	0	2002
	14.486662	14.038550	-3.09%	0	2001
	14.556239	14.486662	-0.48%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.134753	18.210318	12.86%	0	2006
	14.415391	16.134753	11.93%	0	2005
	12.595653	14.415391	14.45%	0	2004
	9.994652	12.595653	26.02%	0	2003
	14.375068	9.994652	-30.47%	0	2002
	19.389212	14.375068	-25.86%	0	2001
	21.291440	19.389212	-8.93%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	15.996827	17.668499	10.45%	0	2006
	13.770990	15.996827	16.16%	0	2005
	11.762808	13.770990	17.07%	0	2004
	8.848923	11.762808	32.93%	0	2003
	11.855202	8.848923	-25.36%	0	2002
	12.399807	11.855202	-4.39%	0	2001
	12.512486	12.399807	-0.90%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.247521	2.48%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.159497	1.59%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.426790	4.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.254148	2.54%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.428702	11.349994	8.83%	0	2006
	10.000000	10.428702	4.29%	0	2005
	11.860661	12.849293	8.34%	0	2004
	9.857878	11.860661	20.32%	0	2003
	9.705141	9.857878	1.57%	0	2002
	9.464778	9.705141	2.54%	0	2001
	10.485712	9.464778	-9.74%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	12.945246	14.089452	8.84%	0	2006
	12.849293	12.945246	0.75%	0	2005
	11.860661	12.849293	8.34%	0	2004
	9.857878	11.860661	20.32%	0	2003
	9.705141	9.857878	1.57%	0	2002
	9.464778	9.705141	2.54%	0	2001
	10.485712	9.464778	-9.74%	0	2000

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001
	10.000000	8.678451	-13.22%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.890385	25.401015	34.47%	0	2006
	14.470955	18.890385	30.54%	0	2005
	12.178340	14.470955	18.83%	0	2004
	7.490620	12.178340	62.58%	0	2003
	10.000000	7.49062	-25.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.945937	17.528557	35.40%	0	2006
	12.355390	12.945937	4.78%	0	2005
	9.662506	12.355390	27.87%	0	2004
	7.908084	9.662506	22.19%	0	2003
	10.000000	7.908084	-20.92%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001
	10.000000	9.213885	-7.86%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.878826	19.466014	30.83%	309	2006
	11.615140	14.878826	28.10%	289	2005
	10.322414	11.615140	12.52%	0	2004
	7.751335	10.322414	33.17%	0	2003
	10.000000	7.751335	-22.49%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001
	14.753188	12.729459	-13.72%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.653950	11.768140	10.46%	0	2006
	10.558248	10.653950	0.91%	0	2005
	9.890109	10.558248	6.76%	0	2004
	8.487853	9.890109	16.52%	0	2003
	9.837192	8.487853	-13.72%	0	2002
	10.379505	9.837192	-5.22%	0	2001
	10.584515	10.379505	-1.94%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.112192	15.347910	1.56%	267	2006
	14.207650	15.112192	6.37%	182	2005
	12.730702	14.207650	11.60%	90	2004
	9.635711	12.730702	32.12%	203	2003
	14.679081	9.635711	-34.36%	134	2002
	16.733188	14.679081	-12.28%	0	2001
	20.284124	16.733188	-17.51%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.133262	33.626225	15.42%	277	2006
	28.722942	29.133262	1.43%	196	2005
	24.885091	28.722942	15.42%	103	2004
	16.122626	24.885091	54.35%	246	2003
	22.495777	16.122626	-28.33%	166	2002
	17.823704	22.495777	26.21%	84	2001
	16.287722	17.823704	9.43%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.662918	27.191015	10.25%	0	2006
	22.314210	24.662918	10.53%	0	2005
	19.052645	22.314210	17.12%	0	2004
	13.730651	19.052645	38.76%	0	2003
	16.879142	13.730651	-18.65%	0	2002
	18.388267	16.879142	-8.21%	0	2001
	17.158959	18.388267	7.16%	0	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.949554	18.886936	18.42%	0	2006
	14.579459	15.949554	9.40%	0	2005
	12.232126	14.579459	19.19%	0	2004
	8.787543	12.232126	39.20%	0	2003
	10	8.787543	-12.12%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.821314	12.957635	1.06%	95	2006
	12.016920	12.821314	6.69%	88	2005
	11.324074	12.016920	6.12%	0	2004
	8.414030	11.324074	34.59%	0	2003
	10.000000	8.414030	-15.86%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.919009	3.193251	9.40%	0	2006
	2.981754	2.919009	-2.10%	0	2005
	2.904946	2.981754	2.64%	0	2004
	1.901728	2.904946	52.75%	0	2003
	3.377839	1.901728	-43.70%	0	2002
	5.994151	3.377839	-43.65%	0	2001
	10.000000	5.994151	-40.06%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.910353	11.926084	9.31%	0	2006
	11.144408	10.910353	-2.10%	0	2005
	10.860924	11.144408	2.61%	0	2004
	7.112126	10.860924	52.71%	0	2003
	10.000000	7.112126	-28.88%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	12.113343	11.464275	7.78%	0	2004
	12.068906	12.113343	0.37%	0	2003
	11.051278	12.068906	9.21%	0	2002
	10.472185	11.051278	5.53%	0	2001
	9.455873	10.472185	10.75%	0	2000

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.658614	6.956499	4.47%	0	2006
	6.353549	6.658614	4.80%	0	2005
	5.969902	6.353549	6.43%	0	2004
	4.570511	5.969902	30.62%	0	2003
	6.516595	4.570511	-29.86%	0	2002
	9.216406	6.516595	-29.29%	0	2001
	12.748099	9.216406	-27.70%	0	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.004985	11.496915	4.47%	0	2006
	10.825457	11.004985	1.66%	0	2005
	10.512395	10.825457	2.98%	0	2004
	9.900522	10.512395	6.18%	0	2003
	10.000000	9.900522	-0.99%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.521507	12.292621	6.69%	0	2006
	11.205635	11.521507	2.82%	0	2005
	10.627027	11.205635	5.44%	0	2004
	9.498578	10.627027	11.88%	0	2003
	10.000000	9.498578	-5.01%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.691229	14.595369	15.00%	0	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	13.756996	14.878722	8.15%	0	2006
	12.738989	13.756996	7.99%	0	2005
	11.224491	12.738989	13.49%	0	2004
	8.139837	11.224491	37.90%	0	2003
	13.134144	8.139837	-38.03%	0	2002
	19.155179	13.134144	-31.43%	0	2001
	23.003080	19.155179	-16.73%	0	2000

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.934570	11.247554	2.86%	328	2006
	10.823110	10.934570	1.03%	330	2005
	10.910569	10.823110	-0.80%	0	2004
	11.019038	10.910569	-0.98%	0	2003
	11.064171	11.019038	-0.41%	0	2002
	10.853962	11.064171	1.94%	0	2001
	10.402569	10.853962	4.34%	0	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.653538	13.396993	-1.88%	0	2006
	12.389373	13.653538	10.20%	0	2005
	11.197192	12.389373	10.65%	0	2004
	7.466744	11.197192	49.96%	0	2003
	10.000000	7.466744	-25.33%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.846210	8.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class III - Q/NQ	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.239162	24.048495	8.14%	186	2006
	20.160466	22.239162	10.31%	166	2005
	17.703153	20.160466	13.88%	0	2004
	13.360934	17.703153	32.50%	0	2003
	16.031888	13.360934	-16.66%	0	2002
	16.509731	16.031888	-2.89%	0	2001
	14.562264	16.509731	13.37%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.272927	13.722966	11.81%	0	2006
	11.608061	12.272927	5.73%	0	2005
	10.748649	11.608061	8.00%	0	2004
	8.566400	10.748649	25.47%	0	2003
	10.533860	8.566400	-18.68%	0	2002
	12.141316	10.533860	-13.24%	0	2001
	12.604902	12.141316	-3.68%	0	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.267452	16.303498	14.27%	0	2006
	13.144815	14.267452	8.54%	0	2005
	11.247196	13.144815	16.87%	0	2004
	9.100645	11.247196	23.59%	0	2003
	10.000000	9.100645	-8.99%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.849219	13.514788	14.06%	8	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001
	13.794835	12.133258	-12.04%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.370415	13.793632	3.17%	322	2006
	13.297326	13.370415	0.55%	278	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	0	2003
	10.899202	11.497820	5.49%	0	2002
	10.632058	10.899202	2.51%	0	2001
	10.225806	10.632058	3.97%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.714870	16.693231	6.23%	0	2006
	15.194913	15.714870	3.42%	0	2005
	14.440322	15.194913	5.23%	0	2004
	11.207016	14.440322	28.85%	0	2003
	15.572047	11.207016	-28.03%	0	2002
	18.103937	15.572047	-13.99%	0	2001
	18.439240	18.103937	-1.82%	13	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.688662	13.537128	15.81%	0	2006
	10.391353	11.688662	12.48%	0	2005
	8.862004	10.391353	17.26%	0	2004
	6.296936	8.862004	40.74%	0	2003
	8.218658	6.296936	-23.38%	0	2002
	9.496340	8.218658	-13.45%	0	2001
	10.000000	9.496340	-5.04%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.738865	21.701631	15.81%	0	2006
	16.654730	18.738865	12.51%	0	2005
	14.199720	16.654730	17.29%	0	2004
	10.000000	14.199720	42.00%	0	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.108388	14.837386	13.19%	0	2006
	12.569703	13.108388	4.29%	0	2005
	11.670124	12.569703	7.71%	0	2004
	9.359056	11.670124	24.69%	0	2003
	11.713202	9.359056	-20.10%	0	2002
	13.251196	11.713202	-11.61%	0	2001
	14.760805	13.251196	-10.23%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.987465	-0.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	0	2002
	20.792245	14.060573	-32.38%	0	2001
	23.804137	20.792245	-12.65%	9	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.114488	1.14%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.360869	3.61%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	10.985196	9.85%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.592344	15.92%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.306320	3.06%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	10.995483	9.95%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.377371	13.77%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.562829	5.63%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.789901	7.90%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.737169	7.37%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.334377	3.34%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series)	10.000000	10.808065	8.08%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.231298	2.31%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001
	14.489064	15.882098	9.61%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.836370	15.806391	23.14%	0	2006
	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.820966	8.409951	7.53%	0	2006
	6.760095	7.820966	15.69%	0	2005
	5.649809	6.760095	19.65%	0	2004
	4.050054	5.649809	39.50%	0	2003
	5.978929	4.050054	-32.26%	0	2002
	8.596944	5.978929	-30.45%	0	2001
	10.000000	8.596944	-14.03%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.498873	37.355760	35.84%	50	2006
	23.873713	27.498873	15.18%	45	2005
	17.787794	23.873713	34.21%	0	2004
	13.145572	17.787794	35.31%	0	2003
	13.465327	13.145572	-2.37%	0	2002
	12.459341	13.465327	8.07%	0	2001
	11.997156	12.459341	3.85%	0	2000

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.340913	22.437530	37.31%	183	2006
	12.593052	16.340913	29.76%	116	2005
	10.000000	12.593052	25.93%	23	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.058974	44.006397	37.27%	55	2006
	24.681277	32.058974	29.89%	56	2005
	19.923949	24.681277	23.88%	56	2004
	13.131584	19.923949	51.73%	163	2003
	13.744142	13.131584	-4.46%	112	2002
	14.226803	13.744142	-3.39%	0	2001
	24.869640	14.226803	-42.79%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001
	11.794757	12.930490	9.63%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.100489	12.258080	10.43%	0	2006
	10.455996	11.100489	6.16%	0	2005
	8.988254	10.455996	16.33%	0	2004
	6.667013	8.988254	34.82%	0	2003
	9.258644	6.667013	-27.99%	0	2002
	9.772041	9.258644	-5.25%	0	2001
	10.000000	9.772041	-2.28%	0	2000*

Maximum Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds- AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds- AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.839172	13.530439	14.29%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares	10.000000	10.652960	6.53%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares	10.000000	12.723212	27.23%	0	2006*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	14.641528	18.457158	26.06%	0	2006
	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	0	2003
	8.623786	6.834929	-20.74%	0	2002
	9.573565	8.623786	-9.92%	0	2001
	10.894734	9.573565	-12.13%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	0	2001
	15.314929	12.522513	-18.23%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.350255	15.179269	22.91%	0	2006
	11.107999	12.350255	11.18%	0	2005
	9.819250	11.107999	13.12%	0	2004
	8.022584	9.819250	22.40%	0	2003
	10.000000	8.022584	-19.77%	0	2002*

American Century Variable Portfolios, Inc.- American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.289251	16.667321	16.64%	0	2006
	13.839011	14.289251	3.25%	0	2005
	12.313381	13.839011	12.39%	0	2004
	9.713280	12.313381	26.77%	0	2003
	11.308628	9.713280	-14.11%	0	2002
	10.197744	11.308628	10.89%	0	2001
	8.780117	10.197744	16.15%	0	2000

American Century Variable Portfolios, Inc.- American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.517919	-4.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	29.86%	0	2001
	15.621586	12.448592	-20.13%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650222	10.672586	-27.15%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	0	2001
	9.340613	10.000956	7.07%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.979641	14.598370	12.47%	0	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001
	11.868131	10.380157	-12.54%	0	2000

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	8.956764	10.169522	13.54%	0	2006
	8.702901	8.956764	2.92%	0	2005
	8.001922	8.702901	8.76%	0	2004
	6.341490	8.001922	26.18%	0	2003
	8.309551	6.341490	-23.68%	0	2002
	9.626823	8.309551	-13.68%	0	2001
	10.794215	9.626823	-10.81%	0	2000

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	0	2001
	10.184154	9.946799	-2.33%	0	2000

Federated Insurance Series: Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.610701	12.911892	2.39%	0	2006
	12.663894	12.610701	-0.42%	0	2005
	12.432845	12.663894	1.86%	0	2004
	12.086367	12.432845	2.87%	0	2003
	11.248475	12.086367	7.45%	0	2002
	10.594913	11.248475	6.17%	0	2001
	9.757496	10.594913	8.58%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.993905	12.977703	18.04%	0	2006
	10.574610	10.993905	3.97%	0	2005
	9.658120	10.574610	9.49%	0	2004
	7.544918	9.658120	28.01%	0	2003
	9.247408	7.544918	-18.41%	0	2002
	9.912757	9.247408	-6.71%	0	2001
	9.309967	9.912757	6.47%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.227083	8.632044	4.92%	0	2006
	7.919648	8.227083	3.88%	0	2005
	7.801994	7.919648	1.51%	0	2004
	5.977313	7.801994	30.53%	0	2003
	8.711728	5.977313	-31.39%	0	2002
	10.773174	8.711728	-19.13%	0	2001
	12.322268	10.773174	-12.57%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	0	2004
	6.490761	8.101344	24.81%	0	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	0	2001
	9.672582	7.358723	-23.92%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001
	13.058898	10.379362	-20.52%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.158574	16.416913	15.95%	0	2006
	12.110746	14.158574	16.91%	0	2005
	10.855078	12.110746	11.57%	0	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.034847	14.298951	9.70%	0	2006
	11.347721	13.034847	14.87%	0	2005
	10.008646	11.347721	13.38%	0	2004
	7.932488	10.008646	26.17%	0	2003
	8.909469	7.932488	-10.97%	0	2002
	10.343090	8.909469	-13.86%	0	2001
	11.278366	10.343090	-8.29%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	0	2004
	5.187189	6.611555	27.46%	0	2003
	6.758171	5.187189	-23.25%	0	2002
	8.036133	6.758171	-15.90%	0	2001
	9.868824	8.036133	-18.58%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.007946	14.858647	14.23%	0	2006
	12.902636	13.007946	0.82%	0	2005
	11.515065	12.902636	12.05%	0	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2010 Portfolio- Service Class - Q/NQ	10.000000	10.484257	4.84%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV- Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.351449	-6.49%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	12.966422	15.512350	19.63%	0	2006
	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust- Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.806451	8.373693	7.27%	0	2006
	7.055157	7.806451	10.65%	0	2005
	6.083963	7.055157	15.96%	0	2004
	5.147573	6.083963	18.19%	0	2003
	6.228852	5.147573	-17.36%	0	2002
	8.107133	6.228852	-23.17%	0	2001
	10.000000	8.107133	-18.93%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	0	2002
	6.479020	3.991639	-38.39%	0	2001
	10.000000	6.479020	-35.21%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.951137	12.933362	44.49%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	0	2001
	10.000000	8.143702	-18.56%	0	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.461983	22.360465	44.62%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	0	2003
	10.000000	7.719236	-22.81%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisors Management Trust- AMT Fasciano Portfolio: S Class - Q/NQ	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.899300	12.147803	11.45%	0	2006
	10.228883	10.899300	6.55%	0	2005
	8.984815	10.228883	13.85%	0	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	0	2001
	9.968645	9.910972	-0.58%	0	2000

Neuberger Berman Advisors Management Trust- AMT International Portfolio: S Class - Q/NQ	10.000000	10.240608	2.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.496834	12.962624	12.75%	0	2006
	10.282120	11.496834	11.81%	0	2005
	8.993282	10.282120	14.33%	0	2004
	7.143412	8.993282	25.90%	0	2003
	10.284686	7.143412	-30.54%	0	2002
	13.886316	10.284686	-25.94%	0	2001
	15.264119	13.886316	-9.03%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.077412	13.325981	10.34%	0	2006
	10.407471	12.077412	16.05%	0	2005
	8.898815	10.407471	16.95%	0	2004
	6.701201	8.898815	32.79%	0	2003
	8.986985	6.701201	-25.43%	0	2002
	9.409456	8.986985	-4.49%	0	2001
	9.504551	9.409456	-1.00%	0	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

Neuberger Berman Advisors Management Trust- AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.152648	1.53%	0	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund- Class II - Q/NQ	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.719544	7.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.247234	2.47%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.873788	12.910184	8.73%	0	2006
	11.797727	11.873788	0.64%	0	2005
	10.901080	11.797727	8.23%	0	2004
	9.069535	10.901080	20.19%	0	2003
	8.938092	9.069535	1.47%	0	2002
	8.725646	8.938092	2.43%	0	2001
	9.676620	8.725646	-9.83%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class I - Q/NQ	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.485599	10.466978	10.35%	0	2006
	9.409927	9.485599	0.80%	0	2005
	8.823429	9.409927	6.65%	0	2004
	7.580114	8.823429	16.40%	0	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	0	2001
	9.481422	9.288391	-2.04%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.010175	15.228839	1.46%	0	2006
	14.126052	15.010175	6.26%	0	2005
	12.670461	14.126052	11.49%	0	2004
	9.599855	12.670461	31.99%	0	2003
	14.639366	9.599855	-34.42%	0	2002
	16.705019	14.639366	-12.37%	0	2001
	20.270503	16.705019	-17.59%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.795111	23.977837	15.31%	0	2006
	20.523009	20.795111	1.33%	0	2005
	17.798875	20.523009	15.31%	0	2004
	11.543278	17.798875	54.19%	0	2003
	16.122666	11.543278	-28.40%	0	2002
	12.787277	16.122666	26.08%	0	2001
	11.697140	12.787277	9.32%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	20.178364	22.224214	10.14%	0	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	0	2001
	14.124755	15.121378	7.06%	0	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	0	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III - Q/NQ	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	0	2002
	5.992673	3.373545	-43.71%	0	2001
	10.000000	5.992673	-40.07%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	0	2004
	7.107282	10.842520	52.56%	0	2003
	10.000000	7.107282	-28.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.798374	13.001762	1.59%	0	2006
	12.607632	12.798374	1.51%	0	2005
	12.420485	12.607632	1.51%	0	2004
	12.387519	12.420485	0.27%	0	2003
	11.354552	12.387519	9.10%	0	2002
	10.770572	11.354552	5.42%	0	2001
	9.735132	10.770572	10.64%	0	2000

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001
	9.707627	7.011148	-27.78%	0	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	8.713100	9.414007	8.04%	0	2006
	8.076529	8.713100	7.88%	0	2005
	7.123587	8.076529	13.38%	0	2004
	5.171167	7.123587	37.76%	0	2003
	8.352516	5.171167	-38.09%	0	2002
	12.194050	8.352516	-31.50%	0	2001
	14.658438	12.194050	-16.81%	0	2000

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	0	2004
	10.781517	10.664538	-1.08%	0	2003
	10.836691	10.781517	-0.51%	0	2002
	10.641677	10.836691	-1.83%	0	2001
	10.209430	10.641677	4.23%	0	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.909961	21.611209	20.67%	0	2006
	16.258970	17.909961	10.15%	0	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.376513	18.771190	8.03%	0	2006
	15.768301	17.376513	10.20%	0	2005
	13.860424	15.768301	13.76%	0	2004
	10.471383	13.860424	32.36%	0	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	0	2001
	11.447800	12.965645	13.26%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.534200	10.649866	11.70%	0	2006
	9.026851	9.534200	5.62%	0	2005
	8.367042	9.026851	7.89%	0	2004
	6.675091	8.367042	25.35%	0	2003
	8.216536	6.675091	-18.76%	0	2002
	9.480069	8.216536	-13.33%	0	2001
	9.851989	9.480069	-3.78%	0	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	0	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.202382	10.485261	13.94%	0	2006
	8.979694	9.202382	2.48%	0	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	0	2004
	11.094926	12.227805	10.21%	0	2003
	10.527978	11.094926	5.39%	0	2002
	10.280419	10.527978	2.41%	0	2001
	9.897603	10.280419	3.87%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.808133	11.469371	6.12%	0	2006
	10.461119	10.808133	3.32%	0	2005
	9.951728	10.461119	5.12%	0	2004
	7.731297	9.951728	28.72%	0	2003
	10.753519	7.731297	-28.10%	0	2002
	12.514763	10.753519	-14.07%	0	2001
	12.759449	12.514763	-1.92%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.621530	13.445762	15.70%	0	2006
	10.342152	11.621530	12.37%	0	2005
	8.829014	10.342152	17.14%	0	2004
	6.279861	8.829014	40.59%	0	2003
	8.204726	6.279861	-23.46%	0	2002
	9.489961	8.204726	-13.54%	0	2001
	10.000000	9.489961	-5.10%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	0	2004
	10.000000	14.190099	41.90%	0	2003*

Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	0	2005
	8.491851	9.137147	7.60%	0	2004
	6.817103	8.491851	24.57%	0	2003
	8.540552	6.817103	-20.18%	0	2002
	9.671852	8.540552	-11.70%	0	2001
	10.784586	9.671852	-10.32%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.980733	-0.19%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.792970	10.923544	1.21%	0	2006
	9.774156	10.792970	10.42%	0	2005
	8.301377	9.774156	17.74%	0	2004
	6.724059	8.301377	23.46%	0	2003
	9.473229	6.724059	-29.02%	0	2002
	14.023027	9.473229	-32.45%	0	2001
	16.070617	14.023027	-12.74%	0	2000

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	10.000000	10.108517	1.09%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class	10.000000	10.354752	3.55%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio	10.000000	10.978996	9.79%	0	2006*

SBL Fund - Series D (Global Series)	10.000000	11.585790	15.86%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series)	10.000000	10.300493	3.00%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series)	10.000000	10.989268	9.89%	0	2006*

SBL Fund - Series O (Equity Income Series)	10.000000	11.370941	13.71%	0	2006*

SBL Fund - Series P (High Yield Series)	10.000000	10.556864	5.57%	0	2006*

SBL Fund - Series Q (Small Cap Value Series)	10.000000	10.783799	7.84%	0	2006*

SBL Fund - Series V (Mid Cap Value Series)	10.000000	10.731108	7.31%	0	2006*

SBL Fund - Series X (Small Cap Growth Series)	10.000000	10.328539	3.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Select 25 Series)	10.000000	10.801955	8.02%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc.- T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	12.788621	15.731638	23.01%	0	2006
	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	0	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	0	2001
	10.000000	8.591151	-14.09%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.915071	33.811561	35.71%	0	2006
	21.652466	24.915071	15.07%	0	2005
	16.149186	21.652466	34.08%	0	2004
	11.946728	16.149186	35.18%	0	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.928322	11.346213	3.82%	0	2000

Van Eck Worldwide Insurance Trust: Worldwide Emerging Markets Fund: Class R - Q/NQ	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund - Q/NQ	11.036738	12.175345	10.32%	0	2006
	10.406493	11.036738	6.06%	0	2005
	8.954792	10.406493	16.21%	0	2004
	6.648942	8.954792	34.68%	0	2003
	9.242958	6.648942	-28.06%	0	2002
	9.765480	9.242958	-5.35%	0	2001
	10.000000	9.765480	-2.35%	0	2000*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal) 63,745 shares (cost $589,472)	$759,841

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 760,428 shares (cost $7,465,550)	10,068,073

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 7,220 shares (cost $146,305)	189,314

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 69,823 shares (cost $1,505,135)	1,809,104

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 160,160 shares (cost $2,796,875)	2,913,317

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 22,258 shares (cost $532,071)	605,850

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2) 69,112 shares (cost $1,725,116)	1,867,412

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth) 2,157 shares (cost $44,201)	46,399

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal) 3,887 shares (cost $102,448)	111,699

AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr) 33,146 shares (cost $407,587)	454,436

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 152,454 shares (cost $3,206,200)	4,105,574

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 129,944 shares (cost $2,805,849)	3,426,621

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 336,073 shares (cost $4,334,125)	6,049,318

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 23,722,119 shares (cost $143,665,980)	204,721,883

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 470,612 shares (cost $2,823,303)	4,056,678

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 5,194,229 shares (cost $54,159,338)	52,357,829

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 10,003,753 shares (cost $64,320,736)	101,237,972

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 7,342,960 shares (cost $44,747,706)	74,310,756

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 606,471 shares (cost $7,870,599)	8,181,299

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 8,571 shares (cost $105,870)	115,626

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 1,216,492 shares (cost $12,283,189)	12,213,576

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 189,244 shares (cost $1,628,391)	1,888,655

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 58,813,923 shares (cost $416,417,490)	514,033,688
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 999,671 shares (cost $7,186,610)	$8,727,131

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 29,576 shares (cost $435,368)	465,518

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 1,051 shares (cost $15,822)	16,518

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr) 186,490 shares (cost $1,611,941)	2,170,745

BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV) 269,915 shares (cost $2,925,734)	4,521,080

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr) 153,121 shares (cost $1,277,146)	1,627,675

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr) 207,253 shares (cost $2,171,170)	3,141,957

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 214,302 shares (cost $2,028,538)	3,141,663

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 571,680 shares (cost $4,962,653)	7,854,876

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 799,574 shares (cost $9,850,290)	13,592,755

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS) 65,090 shares (cost $1,339,975)	1,376,643

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 3,114,727 shares (cost $51,803,504)	57,902,769

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 3,339,862 shares (cost $77,715,046)	95,019,082

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The (DrySRGroS) 7,849 shares (cost $188,960)	221,501

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 23,701,350 shares (cost $665,433,903)	856,803,807

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,010,115 shares (cost $99,600,566)	128,080,368

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 92,030 shares (cost $2,939,839)	3,894,703

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 11,847 shares (cost $382,768)	497,912

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal) 25,799 shares (cost $300,327)	503,080

Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 29,258 shares (cost $509,896)	626,993

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 165,050 shares (cost $785,706)	1,115,739

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS) 657,507 shares (cost $5,014,491)	5,135,129

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 110,848 shares (cost $1,140,124)	1,166,119

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 23,741,032 shares (cost $271,977,503)	268,036,258

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 824,824 shares (cost $9,499,306)	9,271,017

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 30,861,860 shares (cost $670,967,505)	805,803,156

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 675,580 shares (cost $14,012,732)	17,477,254
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 12,024,570 shares (cost $350,913,678)	$429,517,641

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 162,787 shares (cost $4,320,304)	5,765,900

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 32,689,965 shares (cost $208,679,492)	206,600,577

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 2,540,745 shares (cost $35,830,613)	60,622,172

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 444,994 shares (cost $6,159,456)	10,506,313

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,469,880 shares (cost $71,550,062)	106,517,238

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 27,681,741 shares (cost $636,272,073)	868,653,028

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 606,535 shares (cost $13,670,143)	18,869,319

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,930,113 shares (cost $61,523,926)	62,513,837

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 3,343,338 shares (cost $50,587,920)	60,648,149

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 684,751 shares (cost $22,348,603)	23,685,534

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 422,891 shares (cost $10,471,360)	14,484,023

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,734,041 shares (cost $35,379,612)	36,690,832

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 207,026 shares (cost $2,606,998)	2,790,707

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 607,061 shares (cost $12,722,758)	11,522,019

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 229,929 shares (cost $2,597,616)	2,662,583

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 3,178 shares (cost $34,697)	36,736

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 180,319 shares (cost $2,088,486)	2,180,060

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 2,842 shares (cost $32,486)	34,333

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 76,218 shares (cost $921,060)	948,146

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 12,765 shares (cost $151,219)	158,540

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 2,139,483 shares (cost $35,124,919)	37,141,422
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 67,056 shares (cost $1,175,683)	$1,377,995

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 740,136 shares (cost $12,922,927)	13,907,161

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 445,078 shares (cost $5,432,627)	6,133,170

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,577 shares (cost $71,237)	104,410

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 336,822 shares (cost $5,758,521)	6,291,841

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 767,545 shares (cost $11,359,281)	11,889,279

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 1,182,067 shares (cost $21,092,005)	21,962,811

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,140,191 shares (cost $13,060,024)	13,363,041

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 783,327 shares (cost $16,854,448)	18,290,684

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 336,782 shares (cost $20,629,312)	21,830,221

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 271 shares (cost $3,711)	5,005

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 4,486,575 shares (cost $71,625,531)	83,136,243

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 119,997 shares (cost $1,974,034)	2,218,740

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 279,128 shares (cost $2,634,437)	4,890,324

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 6,520,819 shares (cost $88,401,997)	114,179,536

Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 79,495 shares (cost $1,135,753)	1,391,158

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 11,991,472 shares (cost $96,269,922)	95,691,949

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 7,258,929 shares (cost $56,830,572)	57,853,667

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 119,771 shares (cost $1,185,012)	1,293,524

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 2,444 shares (cost $29,554)	32,380

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 977,679 shares (cost $13,105,665)	12,964,019

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 9,213 shares (cost $96,840)	97,838

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 2,423,605 shares (cost $25,683,044)	25,787,155

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 465,754 shares (cost $1,757,782)	1,993,429
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 2,865,536 shares (cost $10,980,224)	$12,350,462

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 5,829 shares (cost $58,593)	74,782

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 2,953,302 shares (cost $33,832,635)	38,008,998

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 42,874,647 shares (cost $516,546,013)	486,627,246

Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2) 1,278,657 shares (cost $15,424,201)	14,461,607

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,141,067 shares (cost $42,024,292)	62,463,959

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 124,358 shares (cost $812,393)	1,501,002

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 3,872,391 shares (cost $37,156,087)	46,778,481

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 6,805,146 shares (cost $77,298,761)	91,937,524

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 9,941,348 shares (cost $102,622,963)	104,085,910

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 40,097,103 shares (cost $407,684,495)	492,392,421

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,903,646 shares (cost $233,380,670)	286,937,769

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 15,490,350 shares (cost $162,830,494)	175,815,477

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 11,559,070 shares (cost $106,744,084)	127,149,767

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 2,726,054 shares (cost $60,981,110)	81,345,449

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 15,659,746 shares (cost $216,874,207)	291,114,676

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 546,076,324 shares (cost $546,076,324)	546,076,324

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 25,613,076 shares (cost $273,232,760)	341,166,184

Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 171,861 shares (cost $1,547,404)	2,282,312

Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead) 291 shares (cost $3,586)	4,000

Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 1,567,845 shares (cost $21,599,352)	21,589,223

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 4,930,454 shares (cost $71,696,064)	80,908,740

Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 84,758 shares (cost $1,067,119)	1,373,927

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 28,960,571 shares (cost $315,833,942)	360,559,117

Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 284,872 shares (cost $3,126,550)	3,515,322

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 13,020,254 shares (cost $258,683,837)	325,376,167

Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 215,408 shares (cost $4,175,823)	5,311,964
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 40,887 shares (cost $441,428)	$430,944

Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,110,298 shares (cost $23,083,562)	22,390,267

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal) 7,320,697 shares (cost $79,172,149)	91,801,551

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 15,603,720 shares (cost $149,234,023)	153,072,501

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 1,316,997 shares (cost $9,242,820)	20,940,254

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 1,025,807 shares (cost $12,436,584)	16,300,072

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 1,767 shares (cost $42,970)	50,934

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 6,963,096 shares (cost $133,572,783)	208,266,216

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 4,509,628 shares (cost $15,311,126)	19,616,880

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 9,436,260 shares (cost $35,698,570)	40,292,833

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 272,145 shares (cost $3,543,188)	3,456,243

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 3,021,212 shares (cost $94,279,962)	153,477,579

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 3,252,497 shares (cost $75,003,783)	164,608,887

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,360,119 shares (cost $36,574,715)	42,925,367

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 26,391 shares (cost $235,630)	275,262

MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 462,707 shares (cost $2,439,752)	3,299,099

MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS) 94,030 shares (cost $1,226,118)	1,612,621

MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 2,217,329 shares (cost $28,788,961)	31,973,881

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 111,713 shares (cost $1,398,063)	1,623,190

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 4,861,995 shares (cost $59,234,448)	95,829,916

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 405,846 shares (cost $5,182,522)	5,799,536

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 4,141,354 shares (cost $53,024,965)	52,843,675

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 7,214,421 shares (cost $106,537,173)	167,807,436

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 7,513,677 shares (cost $136,256,708)	158,989,409

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 285,745 shares (cost $4,783,906)	4,957,669

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 685,772 shares (cost $10,602,894)	11,459,252

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,372,924 shares (cost $166,486,199)	235,734,451
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 8,679,493 shares (cost $263,303,356)	$359,591,378

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 156,798 shares (cost $4,660,480)	6,442,849

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 4,925,676 shares (cost $92,263,973)	181,215,649

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 184,738 shares (cost $3,360,564)	6,741,088

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 281,529 shares (cost $2,296,478)	2,407,074

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 16,858 shares (cost $141,352)	143,297

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 13,365,306 shares (cost $242,789,178)	331,192,272

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 363,904 shares (cost $6,042,065)	8,944,756

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 370,188 shares (cost $6,569,279)	7,089,107

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 11,145 shares (cost $178,720)	211,529

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 3,372,822 shares (cost $123,740,752)	171,508,016

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 1,045,684 shares (cost $5,152,128)	5,583,951

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 63,281 shares (cost $777,067)	754,940

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 21,872 shares (cost $221,113)	221,349

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,299 shares (cost $31,975)	38,141

Royce Capital Fund – Micro Cap (RCFMicroCap) 8,956 shares (cost $123,452)	128,963

SBL Fund – Series D (Global Series) (SBLGlob) 10,797 shares (cost $104,610)	119,091

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr) 1,853 shares (cost $55,395)	57,933

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 3,483 shares (cost $62,426)	64,618

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 6,991 shares (cost $144,809)	158,910

SBL Fund – Series P (High Yield Series) (SBLHighYld) 32,422 shares (cost $579,951)	609,208
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 7,261 shares (cost $176,907)	$189,804

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 11,025 shares (cost $482,524)	515,634

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 44 shares (cost $799)	840

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 1,127 shares (cost $11,089)	12,215

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,487,162 shares (cost $14,201,027)	15,481,361

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 670,548 shares (cost $15,696,708)	16,629,590

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 631,691 shares (cost $3,074,219)	3,095,287

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,479,668 shares (cost $28,381,565)	36,932,516

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,758,989 shares (cost $23,305,354)	43,939,557

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,400,201 shares (cost $40,189,124)	45,800,575

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 890,576 shares (cost $14,862,868)	29,130,746

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 352,327 shares (cost $3,958,698)	4,016,528

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 69,390 shares (cost $782,641)	785,492

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,241,997 shares (cost $28,006,670)	28,918,608

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,288,420 shares (cost $25,674,681)	28,559,485

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 13,539,850 shares (cost $242,931,347)	397,530,009

Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2) 1,350,744 shares (cost $14,105,061)	19,855,931

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2) 89,866 shares (cost $1,899,391)	2,564,772

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 1,214,550 shares (cost $11,756,481)	15,898,456

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,050,548 shares (cost $201,431,988)	243,076,220

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 11,169,757 shares (cost $76,331,655)	97,238,320

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 17,230,922 shares (cost $95,737,341)	90,872,437

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,775,222 shares (cost $200,884,877)	260,710,340

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 4,553,730 shares (cost $27,062,513)	31,718,547

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 448,617 shares (cost $2,077,315)	2,079,383
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 5,789,287 shares (cost $38,244,264)	$43,834,748

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 27,643,963 shares (cost $213,640,284)	270,407,720

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,948,170 shares (cost $82,507,629)	83,291,961

W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,273,403 shares (cost $47,242,137)	75,584,155

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,596,348 shares (cost $32,044,768)	36,365,916

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 6,773,141 shares (cost $38,248,545)	37,137,812

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 332,785 shares (cost $5,685,557)	6,682,622

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 1,765,801 shares (cost $10,864,965)	11,584,185

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 31,203,620 shares (cost $31,203,620)	31,203,620

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,742,539 shares (cost $8,913,578)	8,678,888

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 3,208,609 shares (cost $22,551,096)	28,163,888

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 6,862,002 shares (cost $79,493,250)	121,578,899

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 13,268,208 shares (cost $103,106,681)	132,353,028

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 863,201 shares (cost $13,785,344)	13,543,018

W&R Target Funds, Inc. – Value Portfolio (WRValue) 19,347,114 shares (cost $102,313,160)	130,455,654

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 7,509,935 shares (cost $128,425,905)	180,388,624

Total investments	15,204,027,302

Accounts receivable	1,489,706

Total assets	15,205,517,008

Accounts payable	–

Contract owners’ equity (note 4)	$15,205,517,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$260,982,514	14,388	11,911	1,180	108	–	–	3,230
Mortality and expense risk charges (note 2)	(187,237,142)	(9,730)	(157,145)	(2,758)	(2,313)	(28,290)	(17,016)	(5,988)

Net investment income (loss)	73,745,372	4,658	(145,234)	(1,578)	(2,205)	(28,290)	(17,016)	(2,758)

Proceeds from mutual fund shares sold	3,781,420,807	79,580	1,054,719	462,368	21,218	548,826	553,219	44,417
Cost of mutual fund shares sold	(3,255,208,789)	(72,794)	(661,587)	(393,667)	(14,372)	(356,628)	(490,544)	(30,995)

Realized gain (loss) on investments	526,212,018	6,786	393,132	68,701	6,846	192,198	62,675	13,422
Change in unrealized gain (loss) on investments	642,457,172	53,631	307,272	(85,904)	3,864	(96,748)	70,252	43,720

Net gain (loss) on investments	1,168,669,190	60,417	700,404	(17,203)	10,710	95,450	132,927	57,142

Reinvested capital gains	478,254,937	–	413,918	–	–	–	48,671	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,669,499	65,075	969,088	(18,781)	8,505	67,160	164,582	54,384

Investment activity:	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
Reinvested dividends	$9,591	–	1,052	753	4,546	12,599	48,720	–
Mortality and expense risk charges (note 2)	(21,802)	(177)	(316)	(3,156)	(1,912)	(10,627)	(74,522)	(64,190)

Net investment income (loss)	(12,211)	(177)	736	(2,403)	2,634	1,972	(25,802)	(64,190)

Proceeds from mutual fund shares sold	71,763	309	14,414	50,449	456,909	1,833,515	976,528	1,245,559
Cost of mutual fund shares sold	(70,247)	(292)	(13,368)	(48,574)	(345,522)	(1,406,110)	(665,913)	(792,712)

Realized gain (loss) on investments	1,516	17	1,046	1,875	111,387	427,405	310,615	452,847
Change in unrealized gain (loss) on investments	142,296	2,197	9,252	46,849	(92,131)	(346,393)	48,824	(484,779)

Net gain (loss) on investments	143,812	2,214	10,298	48,724	19,256	81,012	359,439	(31,932)

Reinvested capital gains	–	–	3,632	–	–	–	218,749	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,601	2,037	14,666	46,321	21,890	82,984	552,386	(96,122)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
Reinvested dividends	$13,834	4,009,001	65,074	1,988,449	1,709,181	1,192,678	47,830	531
Mortality and expense risk charges (note 2)	(109,697)	(2,482,814)	(75,178)	(739,968)	(1,157,602)	(865,974)	(28,399)	(1,173)

Net investment income (loss)	(95,863)	1,526,187	(10,104)	1,248,481	551,579	326,704	19,431	(642)

Proceeds from mutual fund shares sold	811,021	52,687,054	1,466,081	24,372,435	25,564,749	14,385,535	2,554,212	38,568
Cost of mutual fund shares sold	(475,754)	(42,646,990)	(962,826)	(24,850,693)	(18,500,503)	(8,652,903)	(2,446,540)	(37,292)

Realized gain (loss) on investments	335,267	10,040,064	503,255	(478,258)	7,064,246	5,732,632	107,672	1,276
Change in unrealized gain (loss) on investments	28,442	18,406,291	55,061	(626,441)	13,873,990	9,004,295	310,701	10,490

Net gain (loss) on investments	363,709	28,446,355	558,316	(1,104,699)	20,938,236	14,736,927	418,373	11,766

Reinvested capital gains	408,442	–	–	–	–	–	199,903	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	$676,288	29,972,542	548,212	143,782	21,489,815	15,063,631	637,707	14,636

Investment activity:	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
Reinvested dividends	$–	–	7,032,159	104,253	–	–	21,942	56,122
Mortality and expense risk charges (note 2)	(186,183)	(38,118)	(6,115,061)	(150,684)	(2,559)	(311)	(28,169)	(52,364)

Net investment income (loss)	(186,183)	(38,118)	917,098	(46,431)	(2,559)	(311)	(6,227)	3,758

Proceeds from mutual fund shares sold	11,538,351	1,125,414	97,234,437	2,340,653	327,648	1,646	151,769	315,497
Cost of mutual fund shares sold	(10,618,956)	(805,978)	(87,639,721)	(1,754,427)	(333,856)	(1,586)	(103,298)	(214,848)

Realized gain (loss) on investments	919,395	319,436	9,594,716	586,226	(6,208)	60	48,471	100,649
Change in unrealized gain (loss) on investments	(1,537,533)	(399,437)	23,597,928	(23,610)	30,150	956	166,576	654,268

Net gain (loss) on investments	(618,138)	(80,001)	33,192,644	562,616	23,942	1,016	215,047	754,917

Reinvested capital gains	–	–	44,359,944	739,532	–	52	64,751	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(804,321)	(118,119)	78,469,686	1,255,717	21,383	757	273,571	758,675

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
Reinvested dividends	$7,865	13,581	–	79,769	122,421	–	278,436	112,977
Mortality and expense risk charges (note 2)	(22,854)	(43,292)	(33,792)	(81,389)	(142,691)	(27,090)	(789,697)	(1,153,145)

Net investment income (loss)	(14,989)	(29,711)	(33,792)	(1,620)	(20,270)	(27,090)	(511,261)	(1,040,168)

Proceeds from mutual fund shares sold	166,060	234,465	1,096,900	2,072,176	4,303,180	384,743	36,529,917	24,329,681
Cost of mutual fund shares sold	(128,176)	(135,647)	(745,802)	(1,419,768)	(3,581,277)	(266,646)	(29,769,339)	(32,083,763)

Realized gain (loss) on investments	37,884	98,818	351,098	652,408	721,903	118,097	6,760,578	(7,754,082)
Change in unrealized gain (loss) on investments	13,427	(188,993)	57,458	661,797	1,563,021	(230,119)	(856,674)	16,203,587

Net gain (loss) on investments	51,311	(90,175)	408,556	1,314,205	2,284,924	(112,022)	5,903,904	8,449,505

Reinvested capital gains	4,358	182,048	–	–	–	221,791	1,579,129	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,680	62,162	374,764	1,312,585	2,264,654	82,679	6,971,772	7,409,337

Investment activity:	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
Reinvested dividends	$–	14,275,842	2,155,085	50,035	1,918	6,713	8,417	5,787
Mortality and expense risk charges (note 2)	(4,699)	(10,197,954)	(1,544,491)	(68,031)	(7,576)	(6,437)	(12,075)	(19,618)

Net investment income (loss)	(4,699)	4,077,888	610,594	(17,996)	(5,658)	276	(3,658)	(13,831)

Proceeds from mutual fund shares sold	121,298	203,348,680	46,350,593	736,591	10,556	53,643	144,823	122,687
Cost of mutual fund shares sold	(97,367)	(227,855,510)	(39,112,004)	(567,484)	(7,410)	(26,510)	(107,287)	(89,928)

Realized gain (loss) on investments	23,931	(24,506,830)	7,238,589	169,107	3,146	27,133	37,536	32,759
Change in unrealized gain (loss) on investments	(4,386)	135,270,460	10,757,414	339,376	(27,915)	28,967	(35,706)	116,905

Net gain (loss) on investments	19,545	110,763,630	17,996,003	508,483	(24,769)	56,100	1,830	149,664

Reinvested capital gains	–	–	–	–	39,666	37,928	82,521	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,846	114,841,518	18,606,597	490,487	9,239	94,304	80,693	135,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
Reinvested dividends	$424,693	–	12,477,568	368,496	24,912,181	479,921	1,403,078	9,617
Mortality and expense risk charges (note 2)	(96,868)	(6,460)	(3,611,565)	(170,818)	(9,508,865)	(294,067)	(5,570,233)	(105,216)

Net investment income (loss)	327,825	(6,460)	8,866,003	197,678	15,403,316	185,854	(4,167,155)	(95,599)

Proceeds from mutual fund shares sold	1,157,718	406,143	67,560,599	1,850,670	156,099,416	2,196,356	115,314,897	815,526
Cost of mutual fund shares sold	(1,137,217)	(400,801)	(66,571,477)	(1,989,321)	(143,999,562)	(1,565,896)	(129,544,836)	(567,672)

Realized gain (loss) on investments	20,501	5,342	989,122	(138,651)	12,099,854	630,460	(14,229,939)	247,854
Change in unrealized gain (loss) on investments	65,808	25,995	(2,230,701)	128,189	13,001,591	(112,135)	42,655,600	119,400

Net gain (loss) on investments	86,309	31,337	(1,241,579)	(10,462)	25,101,445	518,325	28,425,661	367,254

Reinvested capital gains	–	–	–	–	95,223,574	1,982,765	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$414,134	24,877	7,624,424	187,216	135,728,335	2,686,944	24,258,506	271,655

Investment activity:	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
Reinvested dividends	$15,431,785	520,763	73,458	892,056	9,743,040	182,798	2,010,151	442,914
Mortality and expense risk charges (note 2)	(2,511,888)	(708,549)	(182,035)	(1,282,835)	(10,539,396)	(334,029)	(709,125)	(730,051)

Net investment income (loss)	12,919,897	(187,786)	(108,577)	(390,779)	(796,356)	(151,231)	1,301,026	(287,137)

Proceeds from mutual fund shares sold	126,274,655	15,372,817	1,454,762	24,289,580	137,431,095	2,721,137	18,897,795	22,056,454
Cost of mutual fund shares sold	(130,717,576)	(9,913,490)	(735,071)	(11,805,597)	(107,820,684)	(1,547,838)	(19,882,117)	(26,269,276)

Realized gain (loss) on investments	(4,442,921)	5,459,327	719,691	12,483,983	29,610,411	1,173,299	(984,322)	(4,212,822)
Change in unrealized gain (loss) on investments	11,317,675	3,833,602	767,562	3,232,981	(13,800,683)	(909,351)	1,379,282	6,640,028

Net gain (loss) on investments	6,874,754	9,292,929	1,487,253	15,716,964	15,809,728	263,948	394,960	2,427,206

Reinvested capital gains	–	405,385	61,215	670,331	70,334,936	1,524,461	122,570	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,794,651	9,510,528	1,439,891	15,996,516	85,348,308	1,637,178	1,818,556	2,140,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
Reinvested dividends	$–	24,580	241,512	9,558	69,413	43,690	564	31,055
Mortality and expense risk charges (note 2)	(99,408)	(253,993)	(495,314)	(49,340)	(60,365)	(12,183)	(291)	(9,251)

Net investment income (loss)	(99,408)	(229,413)	(253,802)	(39,782)	9,048	31,507	273	21,804

Proceeds from mutual fund shares sold	2,824,343	1,811,276	23,111,890	421,621	2,856,831	15,543	4,344	178,966
Cost of mutual fund shares sold	(2,860,184)	(953,474)	(23,917,772)	(349,582)	(3,181,194)	(15,371)	(4,099)	(172,063)

Realized gain (loss) on investments	(35,841)	857,802	(805,882)	72,039	(324,363)	172	245	6,903
Change in unrealized gain (loss) on investments	1,336,931	(896,562)	(1,637,486)	(136,469)	(1,201,637)	64,967	1,894	91,575

Net gain (loss) on investments	1,301,090	(38,760)	(2,443,368)	(64,430)	(1,526,000)	65,139	2,139	98,478

Reinvested capital gains	–	1,638,948	8,072,471	457,279	1,452,792	11,260	156	19,191

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,682	1,370,775	5,375,301	353,067	(64,160)	107,906	2,568	139,473

Investment activity:	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
Reinvested dividends	$459	13,302	2,070	1,221	–	59,164	14,498	7,885
Mortality and expense risk charges (note 2)	(438)	(2,964)	(2,123)	(2,634)	(1,050)	(123,313)	(19,746)	(68,603)

Net investment income (loss)	21	10,338	(53)	(1,413)	(1,050)	(64,149)	(5,248)	(60,718)

Proceeds from mutual fund shares sold	2,118	6,651	10,020	1,924,308	1,378,933	1,285,116	161,520	5,110,733
Cost of mutual fund shares sold	(2,046)	(6,547)	(9,712)	(1,923,008)	(1,341,649)	(1,281,808)	(139,816)	(4,723,941)

Realized gain (loss) on investments	72	104	308	1,300	37,284	3,308	21,704	386,792
Change in unrealized gain (loss) on investments	1,892	27,087	7,368	(128,389)	(237,567)	2,016,503	154,512	949,241

Net gain (loss) on investments	1,964	27,191	7,676	(127,089)	(200,283)	2,019,811	176,216	1,336,033

Reinvested capital gains	306	9,449	1,621	141,045	313,092	7,914	6,863	44,120

Net increase (decrease) in contract owners’ equity resulting from operations	$2,291	46,978	9,244	12,543	111,759	1,963,576	177,831	1,319,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
Reinvested dividends	$10,868	1,273	12,924	58,340	367,489	66,075	11,667	127,258
Mortality and expense risk charges (note 2)	(22,784)	(1,259)	(25,498)	(52,400)	(86,026)	(45,843)	(61,672)	(83,123)

Net investment income (loss)	(11,916)	14	(12,574)	5,940	281,463	20,232	(50,005)	44,135

Proceeds from mutual fund shares sold	814,542	20,317	143,839	714,044	215,337	1,072,021	558,244	1,158,673
Cost of mutual fund shares sold	(869,332)	(15,492)	(120,861)	(731,777)	(213,768)	(1,070,166)	(545,570)	(1,201,352)

Realized gain (loss) on investments	(54,790)	4,825	22,978	(17,733)	1,569	1,855	12,674	(42,679)
Change in unrealized gain (loss) on investments	691,114	13,451	516,067	529,690	870,806	303,017	1,436,237	1,200,909

Net gain (loss) on investments	636,324	18,276	539,045	511,957	872,375	304,872	1,448,911	1,158,230

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$624,408	18,290	526,471	517,897	1,153,838	325,104	1,398,906	1,202,365

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
Reinvested dividends	$87	1,419,413	35,631	32,580	754,720	6,502	7,525,294	3,475,365
Mortality and expense risk charges (note 2)	(59)	(845,450)	(30,310)	(54,480)	(1,287,418)	(18,988)	(1,259,592)	(599,333)

Net investment income (loss)	28	573,963	5,321	(21,900)	(532,698)	(12,486)	6,265,702	2,876,032

Proceeds from mutual fund shares sold	420	13,749,228	428,652	1,195,534	48,725,730	290,290	37,417,424	17,271,423
Cost of mutual fund shares sold	(331)	(10,749,102)	(345,483)	(683,062)	(36,120,412)	(226,429)	(38,302,245)	(17,416,325)

Realized gain (loss) on investments	89	3,000,126	83,169	512,472	12,605,318	63,861	(884,821)	(144,902)
Change in unrealized gain (loss) on investments	472	5,471,388	132,008	834,749	15,693,153	203,944	3,854,809	1,689,520

Net gain (loss) on investments	561	8,471,514	215,177	1,347,221	28,298,471	267,805	2,969,988	1,544,618

Reinvested capital gains	307	4,327,033	117,651	52,364	1,161,183	12,226	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$896	13,372,510	338,149	1,377,685	28,926,956	267,545	9,235,690	4,420,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$10,805	666	255,972	–	–	–	–	1,707
Mortality and expense risk charges (note 2)	(5,695)	(445)	(173,267)	(1,261)	(368,337)	(26,473)	(124,220)	(860)

Net investment income (loss)	5,110	221	82,705	(1,261)	(368,337)	(26,473)	(124,220)	847

Proceeds from mutual fund shares sold	199,508	11,988	10,685,071	9,687	11,828,484	752,976	6,192,002	8,508
Cost of mutual fund shares sold	(189,290)	(10,285)	(9,708,213)	(9,633)	(12,024,200)	(770,041)	(6,183,441)	(6,426)

Realized gain (loss) on investments	10,218	1,703	976,858	54	(195,716)	(17,065)	8,561	2,082
Change in unrealized gain (loss) on investments	108,512	446	(209,404)	2,566	860,717	237,683	1,194,051	14,120

Net gain (loss) on investments	118,730	2,149	767,454	2,620	665,001	220,618	1,202,612	16,202

Reinvested capital gains	–	3,740	1,505,785	–	–	–	–	4,227

Net increase (decrease) in contract owners’ equity resulting from operations	$123,840	6,110	2,355,944	1,359	296,664	194,145	1,078,392	21,276

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$751,841	21,108,049	572,230	32,330	16,444	400,077	1,702,543	3,270,856
Mortality and expense risk charges (note 2)	(331,227)	(6,223,242)	(274,060)	(739,837)	(17,465)	(453,599)	(1,116,208)	(1,358,686)

Net investment income (loss)	420,614	14,884,807	298,170	(707,507)	(1,021)	(53,522)	586,335	1,912,170

Proceeds from mutual fund shares sold	6,899,244	129,437,579	2,461,230	19,723,321	389,532	12,561,387	12,543,732	47,220,703
Cost of mutual fund shares sold	(6,200,248)	(136,616,971)	(2,664,388)	(17,385,123)	(218,735)	(8,740,198)	(10,274,026)	(45,423,708)

Realized gain (loss) on investments	698,996	(7,179,392)	(203,158)	2,338,198	170,797	3,821,189	2,269,706	1,796,995
Change in unrealized gain (loss) on investments	5,750,416	(1,647,580)	(54,664)	1,433,040	218,990	5,268,623	7,774,707	169,994

Net gain (loss) on investments	6,449,412	(8,826,972)	(257,822)	3,771,238	389,787	9,089,812	10,044,413	1,966,989

Reinvested capital gains	2,056,144	4,089,356	116,491	–	3,378	84,223	1,199,291	1,116,852

Net increase (decrease) in contract owners’ equity resulting from operations	$8,926,170	10,147,191	156,839	3,063,731	392,144	9,120,513	11,830,039	4,996,011

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$11,379,749	5,973,768	4,888,437	3,024,722	–	3,457,276	25,217,876	3,763,008
Mortality and expense risk charges (note 2)	(6,250,577)	(3,676,890)	(2,392,029)	(1,593,144)	(1,092,405)	(3,812,397)	(6,874,389)	(3,925,158)

Net investment income (loss)	5,129,172	2,296,878	2,496,408	1,431,578	(1,092,405)	(355,121)	18,343,487	(162,150)

Proceeds from mutual fund shares sold	48,941,994	31,148,732	55,569,043	31,147,540	28,772,481	70,483,663	348,620,401	85,576,987
Cost of mutual fund shares sold	(36,847,050)	(21,360,132)	(47,207,799)	(30,919,493)	(19,434,078)	(53,357,896)	(348,620,401)	(81,472,010)

Realized gain (loss) on investments	12,094,944	9,788,600	8,361,244	228,047	9,338,403	17,125,767	–	4,104,977
Change in unrealized gain (loss) on investments	23,492,845	17,871,013	(1,177,891)	11,927,208	(1,322,709)	3,869,428	–	36,768,561

Net gain (loss) on investments	35,587,789	27,659,613	7,183,353	12,155,255	8,015,694	20,995,195	–	40,873,538

Reinvested capital gains	4,284,820	3,386,151	2,387,079	–	–	4,296,884	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$45,001,781	33,342,642	12,066,840	13,586,833	6,923,289	24,936,958	18,343,487	40,711,388

Investment activity:	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
Reinvested dividends	$20,580	33	130,846	–	–	1,646,528	7,541	352,872
Mortality and expense risk charges (note 2)	(44,949)	(49)	(213,014)	(1,067,790)	(28,145)	(4,645,389)	(61,836)	(4,089,380)

Net investment income (loss)	(24,369)	(16)	(82,168)	(1,067,790)	(28,145)	(2,998,861)	(54,295)	(3,736,508)

Proceeds from mutual fund shares sold	322,451	417	4,460,209	30,369,217	891,697	115,816,023	783,233	75,768,254
Cost of mutual fund shares sold	(215,423)	(365)	(4,241,111)	(25,270,574)	(514,748)	(69,553,831)	(449,696)	(49,275,476)

Realized gain (loss) on investments	107,028	52	219,098	5,098,643	376,949	46,262,192	333,537	26,492,778
Change in unrealized gain (loss) on investments	153,860	195	580,311	(2,526,008)	(300,576)	(15,282,920)	(70,190)	4,581,599

Net gain (loss) on investments	260,888	247	799,409	2,572,635	76,373	30,979,272	263,347	31,074,377

Reinvested capital gains	–	296	1,584,435	–	–	27,764,788	268,583	6,624,822

Net increase (decrease) in contract owners’ equity resulting from operations	$236,519	527	2,301,676	1,504,845	48,228	55,745,199	477,635	33,962,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
Reinvested dividends	$2,825	1,362	62,888	1,520,948	6,421,357	179,072	135,439	947
Mortality and expense risk charges (note 2)	(96,364)	(6,416)	(326,359)	(1,106,106)	(1,978,711)	(239,703)	(185,989)	(620)

Net investment income (loss)	(93,539)	(5,054)	(263,471)	414,842	4,442,646	(60,631)	(50,550)	327

Proceeds from mutual fund shares sold	719,333	145,068	11,940,202	22,492,524	35,989,955	6,534,825	5,604,446	38,234
Cost of mutual fund shares sold	(474,969)	(141,539)	(12,563,894)	(14,885,106)	(33,953,347)	(3,115,065)	(3,673,154)	(33,864)

Realized gain (loss) on investments	244,364	3,529	(623,692)	7,607,418	2,036,608	3,419,760	1,931,292	4,370
Change in unrealized gain (loss) on investments	237,282	(17,661)	(272,044)	118,812	(1,380,336)	1,302,154	1,443,477	101

Net gain (loss) on investments	481,646	(14,132)	(895,736)	7,726,230	656,272	4,721,914	3,374,769	4,471

Reinvested capital gains	100,845	7,988	443,038	4,061,342	359,552	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$488,952	(11,198)	(716,169)	12,202,414	5,458,470	4,661,283	3,324,219	4,798

Investment activity:	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
Reinvested dividends	$296,132	–	–	4,177	2,591,707	2,769,294	337,303	–
Mortality and expense risk charges (note 2)	(2,703,120)	(255,508)	(525,508)	(48,878)	(1,462,209)	(1,849,580)	(627,998)	(3,456)

Net investment income (loss)	(2,406,988)	(255,508)	(525,508)	(44,701)	1,129,498	919,714	(290,695)	(3,456)

Proceeds from mutual fund shares sold	48,489,561	5,442,285	8,819,159	4,899,420	26,626,440	28,990,918	31,167,891	38,660
Cost of mutual fund shares sold	(35,494,626)	(3,299,363)	(9,054,937)	(5,185,326)	(11,482,597)	(15,235,377)	(27,109,380)	(32,103)

Realized gain (loss) on investments	12,994,935	2,142,922	(235,778)	(285,906)	15,143,843	13,755,541	4,058,511	6,557
Change in unrealized gain (loss) on investments	4,701,676	(592,503)	3,323,898	359,109	26,054,523	40,796,966	2,299,089	12,987

Net gain (loss) on investments	17,696,611	1,550,419	3,088,120	73,203	41,198,366	54,552,507	6,357,600	19,544

Reinvested capital gains	–	–	–	271,037	–	–	1,362,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,289,623	1,294,911	2,562,612	299,539	42,327,864	55,472,221	7,429,782	16,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
Reinvested dividends	$–	–	38,322	–	1,481	642,426	10,758	1,639,956
Mortality and expense risk charges (note 2)	(61,667)	(29,938)	(178,369)	(28,551)	(12,056)	(1,204,212)	(20,618)	(650,190)

Net investment income (loss)	(61,667)	(29,938)	(140,047)	(28,551)	(10,575)	(561,786)	(9,860)	989,766

Proceeds from mutual fund shares sold	548,549	352,159	2,296,903	399,615	981,551	26,539,559	242,321	22,503,103
Cost of mutual fund shares sold	(348,049)	(222,965)	(1,457,077)	(281,777)	(967,355)	(20,384,389)	(257,531)	(23,342,442)

Realized gain (loss) on investments	200,500	129,194	839,826	117,838	14,196	6,155,170	(15,210)	(839,339)
Change in unrealized gain (loss) on investments	(235,436)	38,043	2,278,290	(71,415)	(44,424)	5,582,720	567,011	1,389,899

Net gain (loss) on investments	(34,936)	167,237	3,118,116	46,423	(30,228)	11,737,890	551,801	550,560

Reinvested capital gains	115,634	30,785	128,962	41,931	77,524	–	39,325	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,031	168,084	3,107,031	59,803	36,721	11,176,104	581,266	1,540,326

Investment activity:	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
Reinvested dividends	$–	1,164,691	16,648	10,394	2,348,291	1,552,497	13,251	1,927,526
Mortality and expense risk charges (note 2)	(2,148,361)	(2,029,354)	(22,218)	(91,520)	(2,818,131)	(4,757,124)	(120,814)	(2,285,020)

Net investment income (loss)	(2,148,361)	(864,663)	(5,570)	(81,126)	(469,840)	(3,204,627)	(107,563)	(357,494)

Proceeds from mutual fund shares sold	47,444,744	60,090,008	390,122	4,612,965	35,291,079	100,735,791	1,420,514	36,159,214
Cost of mutual fund shares sold	(25,397,659)	(36,259,317)	(399,373)	(4,325,776)	(20,678,490)	(90,308,469)	(1,008,397)	(17,823,047)

Realized gain (loss) on investments	22,047,085	23,830,691	(9,251)	287,189	14,612,589	10,427,322	412,117	18,336,167
Change in unrealized gain (loss) on investments	1,836,406	(25,016,481)	170,120	652,405	7,777,675	16,689,140	61,508	(755,888)

Net gain (loss) on investments	23,883,491	(1,185,790)	160,869	939,594	22,390,264	27,116,462	473,625	17,580,279

Reinvested capital gains	–	17,938,790	230,803	73,803	12,293,642	–	–	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	$21,735,130	15,888,337	386,102	932,271	34,214,066	23,911,835	366,062	27,291,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
Reinvested dividends	$58,654	–	17,618	3,924,183	86,771	–	44	–
Mortality and expense risk charges (note 2)	(123,643)	(13,704)	(2,276)	(4,068,754)	(156,763)	(28,306)	(2,341)	(2,311,117)

Net investment income (loss)	(64,989)	(13,704)	15,342	(144,571)	(69,992)	(28,306)	(2,297)	(2,311,117)

Proceeds from mutual fund shares sold	1,318,739	1,390,394	128,530	65,500,967	1,325,139	362,626	21,211	57,298,728
Cost of mutual fund shares sold	(696,698)	(1,363,798)	(138,352)	(62,477,095)	(910,894)	(360,637)	(15,925)	(33,211,152)

Realized gain (loss) on investments	622,041	26,596	(9,822)	3,023,872	414,245	1,989	5,286	24,087,576
Change in unrealized gain (loss) on investments	21,594	110,597	7,677	39,498,562	707,013	519,827	15,073	(18,181,537)

Net gain (loss) on investments	643,635	137,193	(2,145)	42,522,434	1,121,258	521,816	20,359	5,906,039

Reinvested capital gains	363,311	–	–	–	–	–	5,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	$941,957	123,489	13,197	42,377,863	1,051,266	493,510	23,595	3,594,922

Investment activity:	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
Reinvested dividends	$183,025	14,978	4,063	545	203	–	–	–
Mortality and expense risk charges (note 2)	(84,774)	(3,334)	(892)	(460)	(470)	(498)	(125)	(359)

Net investment income (loss)	98,251	11,644	3,171	85	(267)	(498)	(125)	(359)

Proceeds from mutual fund shares sold	708,852	38,260	136,990	7,912	21,146	274	103	56,978
Cost of mutual fund shares sold	(624,969)	(38,453)	(134,342)	(6,590)	(20,212)	(250)	(102)	(51,879)

Realized gain (loss) on investments	83,883	(193)	2,648	1,322	934	24	1	5,099
Change in unrealized gain (loss) on investments	73,209	(22,127)	236	2,738	5,510	14,481	2,538	2,191

Net gain (loss) on investments	157,092	(22,320)	2,884	4,060	6,444	14,505	2,539	7,290

Reinvested capital gains	–	19,369	917	848	6,176	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$255,343	8,693	6,972	4,993	12,353	14,007	2,414	6,931

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
Reinvested dividends	$–	–	–	–	–	–	29,618	114,929
Mortality and expense risk charges (note 2)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(57,764)	(80,187)

Net investment income (loss)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(28,146)	34,742

Proceeds from mutual fund shares sold	3,021	47,192	579	17,122	232	49	514,185	2,825,508
Cost of mutual fund shares sold	(2,729)	(46,063)	(569)	(16,280)	(221)	(48)	(491,112)	(2,626,569)

Realized gain (loss) on investments	292	1,129	10	842	11	1	23,073	198,939
Change in unrealized gain (loss) on investments	14,101	29,257	12,898	33,110	41	1,125	1,279,014	937,768

Net gain (loss) on investments	14,393	30,386	12,908	33,952	52	1,126	1,302,087	1,136,707

Reinvested capital gains	–	–	–	–	–	–	–	379,955

Net increase (decrease) in contract owners’ equity resulting from operations	$13,816	28,081	12,190	32,135	50	1,064	1,273,941	1,551,404

Investment activity:	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
Reinvested dividends	$55,346	201,173	273,633	36,163	21,607	18,141	29,890	2,622,970
Mortality and expense risk charges (note 2)	(18,592)	(390,124)	(491,411)	(624,182)	(350,653)	(14,205)	(12,333)	(371,967)

Net investment income (loss)	36,754	(188,951)	(217,778)	(588,019)	(329,046)	3,936	17,557	2,251,003

Proceeds from mutual fund shares sold	380,624	16,026,287	12,305,262	35,680,300	8,646,090	512,974	288,651	8,740,586
Cost of mutual fund shares sold	(379,993)	(12,280,682)	(6,658,511)	(23,710,979)	(4,318,978)	(521,398)	(297,777)	(8,576,548)

Realized gain (loss) on investments	631	3,745,605	5,646,751	11,969,321	4,327,112	(8,424)	(9,126)	164,038
Change in unrealized gain (loss) on investments	21,135	3,143,897	3,828,925	(5,961,774)	526,292	57,830	2,882	(302,610)

Net gain (loss) on investments	21,766	6,889,502	9,475,676	6,007,547	4,853,404	49,406	(6,244)	(138,572)

Reinvested capital gains	–	3,167,338	4,308,175	3,077,491	1,838,729	2,411	4,069	569,800

Net increase (decrease) in contract owners’ equity resulting from operations	$58,520	9,867,889	13,566,073	8,497,019	6,363,087	55,753	15,382	2,682,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$–	3,964,426	242,253	–	51,380	809,584	1,325,796	3,970,853
Mortality and expense risk charges (note 2)	(426,739)	(4,416,913)	(352,701)	(50,655)	(226,666)	(2,988,542)	(1,275,448)	(1,197,873)

Net investment income (loss)	(426,739)	(452,487)	(110,448)	(50,655)	(175,286)	(2,178,958)	50,348	2,772,980

Proceeds from mutual fund shares sold	11,418,287	84,156,732	2,292,183	379,306	3,052,403	10,235,969	13,660,825	10,581,445
Cost of mutual fund shares sold	(8,311,785)	(37,496,155)	(1,528,166)	(274,815)	(2,483,815)	(6,677,916)	(11,638,017)	(11,222,957)

Realized gain (loss) on investments	3,106,502	46,660,577	764,017	104,491	568,588	3,558,053	2,022,808	(641,512)
Change in unrealized gain (loss) on investments	(2,797,322)	41,050,396	704,379	(33,385)	939,041	(2,036,657)	6,684,221	430,465

Net gain (loss) on investments	309,180	87,710,973	1,468,396	71,106	1,507,629	1,521,396	8,707,029	(211,047)

Reinvested capital gains	2,080,800	23,801,070	1,126,315	–	482,332	37,163,816	325,133	27,174

Net increase (decrease) in contract owners’ equity resulting from operations	$1,963,241	111,059,556	2,484,263	20,451	1,814,675	36,506,254	9,082,510	2,589,107

Investment activity:	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
Reinvested dividends	$2,190,703	379,558	10,820	130,931	–	5,730,202	431,511	598,432
Mortality and expense risk charges (note 2)	(3,398,595)	(310,307)	(12,575)	(440,074)	(3,785,387)	(1,024,161)	(957,952)	(363,624)

Net investment income (loss)	(1,207,892)	69,251	(1,755)	(309,143)	(3,785,387)	4,706,041	(526,441)	234,808

Proceeds from mutual fund shares sold	31,703,714	657,244	181,237	691,819	50,188,410	7,173,251	8,317,821	1,381,727
Cost of mutual fund shares sold	(29,356,494)	(491,250)	(210,888)	(504,472)	(46,746,561)	(7,373,902)	(6,089,753)	(1,087,841)

Realized gain (loss) on investments	2,347,220	165,994	(29,651)	187,347	3,441,849	(200,651)	2,228,068	293,886
Change in unrealized gain (loss) on investments	28,319,315	2,783,335	2,068	4,084,168	10,172,594	2,301,066	10,830,967	4,039,274

Net gain (loss) on investments	30,666,535	2,949,329	(27,583)	4,271,515	13,614,443	2,100,415	13,059,035	4,333,160

Reinvested capital gains	7,078,842	154,290	–	1,535,374	–	–	–	2,422,927

Net increase (decrease) in contract owners’ equity resulting from operations	$36,537,485	3,172,870	(29,338)	5,497,746	9,829,056	6,806,456	12,532,594	6,990,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
Reinvested dividends	$1,332,330	–	38,977	1,175,721	394,195	188,577	–	–
Mortality and expense risk charges (note 2)	(517,374)	(79,069)	(109,131)	(370,553)	(95,951)	(283,809)	(1,667,424)	(1,930,505)

Net investment income (loss)	814,956	(79,069)	(70,154)	805,168	298,244	(95,232)	(1,667,424)	(1,930,505)

Proceeds from mutual fund shares sold	8,146,571	1,332,910	423,798	11,584,915	802,527	1,372,481	17,724,908	29,213,240
Cost of mutual fund shares sold	(8,292,657)	(894,827)	(364,092)	(11,584,915)	(830,375)	(991,920)	(12,640,207)	(21,216,846)

Realized gain (loss) on investments	(146,086)	438,083	59,706	–	(27,848)	380,561	5,084,701	7,996,394
Change in unrealized gain (loss) on investments	322,750	114,745	540,013	–	(12,895)	4,288,987	850,742	(14,162,677)

Net gain (loss) on investments	176,664	552,828	599,719	–	(40,743)	4,669,548	5,935,443	(6,166,283)

Reinvested capital gains	–	–	3,183	–	–	674,509	3,314,400	12,532,030

Net increase (decrease) in contract owners’ equity resulting from operations	$991,620	473,759	532,748	805,168	257,501	5,248,825	7,582,419	4,435,242

Investment activity:	WRSmCpVal	WRValue	WFOpp
Reinvested dividends	$18,367	1,362,942	–
Mortality and expense risk charges (note 2)	(162,294)	(1,722,624)	(2,372,112)

Net investment income (loss)	(143,927)	(359,682)	(2,372,112)

Proceeds from mutual fund shares sold	2,584,204	27,416,132	41,782,418
Cost of mutual fund shares sold	(2,493,183)	(21,449,031)	(33,248,557)

Realized gain (loss) on investments	91,021	5,967,101	8,533,861
Change in unrealized gain (loss) on investments	763,134	7,639,161	(7,569,217)

Net gain (loss) on investments	854,155	13,606,262	964,644

Reinvested capital gains	1,051,893	5,121,207	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	$1,762,121	18,367,787	19,003,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$73,745,372	57,268,911	4,658	1,144	(145,234)	(149,966)	(1,578)	(3,185)
Realized gain (loss) on investments	526,212,018	97,221,911	6,786	(461)	393,132	310,246	68,701	2,016
Change in unrealized gain (loss) on investments	642,457,172	572,254,236	53,631	27,410	307,272	29,713	(85,904)	11,105
Reinvested capital gains	478,254,937	290,802,651	–	–	413,918	94,824	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,669,499	1,017,547,709	65,075	28,093	969,088	284,817	(18,781)	9,936

Equity transactions:
Purchase payments received from contract owners (note 3)	425,785,056	408,470,245	4,040	12,215	263,575	226,002	9,168	11,830
Transfers between funds	–	–	9,321	706	992,246	(84,532)	(450,043)	(2,826)
Redemptions (note 3)	(2,269,980,325)	(1,741,356,786)	(66,862)	(46,184)	(543,955)	(508,775)	(13,601)	(14,547)
Annuity benefits	(5,952,411)	(4,907,496)	–	–	(20,640)	(17,307)	–	–
Annual contract maintenance charges (note 2)	(345,291)	(341,474)	–	–	(1)	–	–	–
Contingent deferred sales charges (note 2)	(20,516,578)	(24,245,254)	(1,345)	(907)	(5,733)	(7,087)	(163)	(3)
Adjustments to maintain reserves	1,697,555	1,736,120	(31)	(46)	(1,615)	(627)	(23)	10

Net equity transactions	(1,869,311,994)	(1,360,644,645)	(54,877)	(34,216)	683,877	(392,326)	(454,662)	(5,536)

Net change in contract owners’ equity	(148,642,495)	(343,096,936)	10,198	(6,123)	1,652,965	(107,509)	(473,443)	4,400
Contract owners’ equity beginning of period	15,354,159,503	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

Contract owners’ equity end of period	$15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

CHANGES IN UNITS:
Beginning units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

Units purchased	258,346,988	265,468,668	1,789	1,276	159,039	33,804	928	1,278
Units redeemed	(384,674,852)	(375,201,138)	(6,832)	(4,718)	(94,097)	(82,009)	(50,764)	(1,886)

Ending units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,205)	(1,969)	(28,290)	(27,893)	(17,016)	(4,879)	(2,758)	(25)
Realized gain (loss) on investments	6,846	3,957	192,198	89,089	62,675	6,915	13,422	6,418
Change in unrealized gain (loss) on investments	3,864	10,713	(96,748)	35,027	70,252	25,789	43,720	(1,045)
Reinvested capital gains	–	–	–	–	48,671	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,505	12,701	67,160	96,223	164,582	27,825	54,384	5,348

Equity transactions:
Purchase payments received from contract owners (note 3)	17,205	3,266	25,841	27,442	85,956	45,429	1,266	74
Transfers between funds	(405)	230	381,134	(54,317)	2,405,181	101,465	428,034	–
Redemptions (note 3)	(17,661)	(11,243)	(193,385)	(166,480)	(96,864)	(9,248)	(25,180)	(23,508)
Annuity benefits	–	–	(1,416)	(821)	(10,135)	(7,597)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(4)	–	–	–
Contingent deferred sales charges (note 2)	(578)	(316)	(1,345)	(4,804)	(2,611)	(205)	(347)	(1,290)
Adjustments to maintain reserves	1	(47)	(107)	(36)	(934)	(458)	3	(28)

Net equity transactions	(1,438)	(8,110)	210,722	(199,016)	2,380,589	129,386	403,776	(24,752)

Net change in contract owners’ equity	7,067	4,591	277,882	(102,793)	2,545,171	157,211	458,160	(19,404)
Contract owners’ equity beginning of period	182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

Contract owners’ equity end of period	$189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

CHANGES IN UNITS:
Beginning units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

Units purchased	1,582	461	74,963	11,802	293,021	14,847	36,428	7
Units redeemed	(1,828)	(1,209)	(52,649)	(32,034)	(70,029)	(4,347)	(3,080)	(2,289)

Ending units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCoreEq2		AIMGlobHlth		AIMGlobReal		AIMLrgCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,211)	–	(177)	–	736	–	(2,403)	–
Realized gain (loss) on investments	1,516	–	17	–	1,046	–	1,875	–
Change in unrealized gain (loss) on investments	142,296	–	2,197	–	9,252	–	46,849	–
Reinvested capital gains	–	–	–	–	3,632	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,601	–	2,037	–	14,666	–	46,321	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655	–	2,223	–	2,498	–	7,385	–
Transfers between funds	1,780,145	–	43,693	–	97,087	–	416,309	–
Redemptions (note 3)	(45,877)	–	(1,548)	–	(2,549)	–	(15,327)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(6)	–	(5)	–	–	–
Contingent deferred sales charges (note 2)	(147)	–	–	–	–	–	(262)	–
Adjustments to maintain reserves	(66)	–	2	–	(43)	–	(34)	–

Net equity transactions	1,735,710	–	44,364	–	96,988	–	408,071	–

Net change in contract owners’ equity	1,867,311	–	46,401	–	111,654	–	454,392	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,867,311	–	46,401	–	111,654	–	454,392	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	178,480	–	5,202	–	10,128	–	49,661	–
Units redeemed	(5,002)	–	(841)	–	(1,439)	–	(5,179)	–

Ending units	173,478	–	4,361	–	8,689	–	44,482	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,634	(2,231)	1,972	(22,026)	(25,802)	(23,892)	(64,190)	(66,404)
Realized gain (loss) on investments	111,387	1,981	427,405	61,860	310,615	238,401	452,847	241,305
Change in unrealized gain (loss) on investments	(92,131)	16,918	(346,393)	15,200	48,824	(103,092)	(484,779)	284,414
Reinvested capital gains	–	–	–	–	218,749	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,890	16,668	82,984	55,034	552,386	111,417	(96,122)	459,315

Equity transactions:
Purchase payments received from contract owners (note 3)	571	1,730	–	35,239	23,803	54,703	32,258	32,506
Transfers between funds	(439,064)	1	(1,751,648)	(67,616)	(390,832)	(138,363)	(430,615)	164,630
Redemptions (note 3)	(16,020)	(47,538)	(68,429)	(182,810)	(341,071)	(397,136)	(210,602)	(539,515)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(51)	(1,676)	(515)	(3,233)	(2,538)	(8,216)	(4,142)	(14,237)
Adjustments to maintain reserves	(11)	(46)	(44)	(110)	(296)	(162)	(220)	(169)

Net equity transactions	(454,575)	(47,529)	(1,820,636)	(218,530)	(710,934)	(489,174)	(613,321)	(356,785)

Net change in contract owners’ equity	(432,685)	(30,861)	(1,737,652)	(163,496)	(158,548)	(377,757)	(709,443)	102,530
Contract owners’ equity beginning of period	432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

Contract owners’ equity end of period	$–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

CHANGES IN UNITS:
Beginning units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

Units purchased	88	628	290	7,807	16,135	23,244	53,892	60,212
Units redeemed	(46,487)	(6,066)	(172,826)	(30,517)	(78,232)	(67,115)	(108,672)	(96,946)

Ending units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(95,863)	(74,617)	1,526,187	2,097,481	(10,104)	(3,093)	1,248,481	2,175,904
Realized gain (loss) on investments	335,267	464,795	10,040,064	3,127,420	503,255	230,241	(478,258)	12,971
Change in unrealized gain (loss) on investments	28,442	(401,708)	18,406,291	2,185,681	55,061	(101,202)	(626,441)	(2,081,671)
Reinvested capital gains	408,442	259,914	–	–	–	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	676,288	248,384	29,972,542	7,410,582	548,212	125,946	143,782	143,096

Equity transactions:
Purchase payments received from contract owners (note 3)	211,451	86,224	3,930,631	4,392,340	43,906	58,319	1,654,651	2,388,897
Transfers between funds	(162,705)	(441,084)	(14,016,892)	(9,918,023)	(916,386)	(123,753)	(10,026,103)	15,738,406
Redemptions (note 3)	(411,496)	(605,359)	(38,083,882)	(29,952,611)	(446,407)	(409,409)	(7,976,946)	(7,161,715)
Annuity benefits	(475)	(451)	(66,881)	(74,572)	(553)	(356)	(93,137)	(63,243)
Annual contract maintenance charges (note 2)	–	–	(7,301)	(8,066)	–	–	(491)	(304)
Contingent deferred sales charges (note 2)	(6,010)	(20,818)	(280,828)	(386,772)	(4,569)	(10,724)	(45,492)	(67,143)
Adjustments to maintain reserves	(344)	(471)	4,884	26,873	(1,994)	(242)	7,124	2,259

Net equity transactions	(369,579)	(981,959)	(48,520,269)	(35,920,831)	(1,326,003)	(486,165)	(16,480,394)	10,837,157

Net change in contract owners’ equity	306,709	(733,575)	(18,547,727)	(28,510,249)	(777,791)	(360,219)	(16,336,612)	10,980,253
Contract owners’ equity beginning of period	5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

Contract owners’ equity end of period	$6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

CHANGES IN UNITS:
Beginning units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

Units purchased	33,709	25,015	1,003,013	2,249,729	7,485	34,229	1,535,566	3,744,800
Units redeemed	(58,427)	(99,532)	(4,312,877)	(4,907,159)	(116,848)	(76,901)	(3,084,510)	(2,787,154)

Ending units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPInt3		ACVPMdCpV1		ACVPMdCpV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$551,579	90,959	326,704	(19,530)	19,431	–	(642)	127
Realized gain (loss) on investments	7,064,246	2,979,866	5,732,632	2,350,406	107,672	–	1,276	(53)
Change in unrealized gain (loss) on investments	13,873,990	8,423,079	9,004,295	5,160,886	310,701	–	10,490	(734)
Reinvested capital gains	–	–	–	–	199,903	–	3,512	1,242

Net increase (decrease) in contract owners’ equity resulting from operations	21,489,815	11,493,904	15,063,631	7,491,762	637,707	–	14,636	582

Equity transactions:
Purchase payments received from contract owners (note 3)	398,145	353,881	2,466,511	2,880,751	131,830	–	57,139	54,528
Transfers between funds	(6,984,646)	(7,495,336)	(3,730,516)	(2,076,940)	7,528,491	–	–	–
Redemptions (note 3)	(17,544,028)	(13,056,219)	(8,887,072)	(5,650,927)	(116,336)	–	(8,219)	(1,880)
Annuity benefits	(25,371)	(28,483)	(1,763)	(1,740)	–	–	(1,098)	(75)
Annual contract maintenance charges (note 2)	(2,698)	(2,948)	(1,220)	(985)	(28)	–	–	–
Contingent deferred sales charges (note 2)	(116,764)	(159,835)	(77,868)	(67,871)	(364)	–	–	–
Adjustments to maintain reserves	16,379	11,612	12,112	6,957	306	–	9	(1)

Net equity transactions	(24,258,983)	(20,377,328)	(10,219,816)	(4,910,755)	7,543,899	–	47,831	52,572

Net change in contract owners’ equity	(2,769,168)	(8,883,424)	4,843,815	2,581,007	8,181,606	–	62,467	53,154
Contract owners’ equity beginning of period	104,019,914	112,903,338	69,477,358	66,896,351	–	–	53,154	–

Contract owners’ equity end of period	$101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

CHANGES IN UNITS:
Beginning units	7,696,317	9,350,630	5,518,253	5,939,570	–	–	4,747	–

Units purchased	17,098	20,311	833,973	1,054,679	1,013,620	–	4,564	4,911
Units redeemed	(1,648,610)	(1,674,624)	(1,573,299)	(1,475,996)	(303,345)	–	(561)	(164)

Ending units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(186,183)	(223,007)	(38,118)	(52,722)	917,098	(1,765,928)	(46,431)	(96,043)
Realized gain (loss) on investments	919,395	913,716	319,436	103,225	9,594,716	5,507,520	586,226	233,934
Change in unrealized gain (loss) on investments	(1,537,533)	(517,074)	(399,437)	(55,351)	23,597,928	(39,042,568)	(23,610)	(770,101)
Reinvested capital gains	–	–	–	–	44,359,944	54,073,919	739,532	896,117

Net increase (decrease) in contract owners’ equity resulting from operations	(804,321)	173,635	(118,119)	(4,848)	78,469,686	18,772,943	1,255,717	263,907

Equity transactions:
Purchase payments received from contract owners (note 3)	407,933	820,365	11,260	24,378	10,091,631	12,410,924	116,853	53,499
Transfers between funds	(7,246,980)	4,972,682	(800,632)	(92,856)	(14,170,009)	(8,704,983)	(911,941)	244,692
Redemptions (note 3)	(2,083,407)	(1,777,676)	(184,153)	(259,943)	(70,101,076)	(53,349,699)	(751,897)	(503,390)
Annuity benefits	(14,078)	(12,304)	–	–	(141,919)	(123,262)	–	–
Annual contract maintenance charges (note 2)	(484)	(344)	–	–	(7,879)	(7,576)	–	–
Contingent deferred sales charges (note 2)	(23,320)	(26,701)	(3,643)	(5,207)	(665,990)	(710,613)	(12,455)	(12,162)
Adjustments to maintain reserves	(399)	311	(252)	(104)	55,482	43,319	(451)	(478)

Net equity transactions	(8,960,735)	3,976,333	(977,420)	(333,732)	(74,939,760)	(50,441,890)	(1,559,891)	(217,839)

Net change in contract owners’ equity	(9,765,056)	4,149,968	(1,095,539)	(338,580)	3,529,926	(31,668,947)	(304,174)	46,068
Contract owners’ equity beginning of period	21,977,866	17,827,898	2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780

Contract owners’ equity end of period	$12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

CHANGES IN UNITS:
Beginning units	1,997,032	1,635,491	281,896	314,693	28,163,939	31,066,593	718,655	736,549

Units purchased	429,844	1,226,580	13,831	12,705	3,676,423	4,490,245	58,372	65,250
Units redeemed	(1,271,931)	(865,039)	(107,171)	(45,502)	(7,687,870)	(7,392,899)	(179,316)	(83,144)

Ending units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCapV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,559)	–	(311)	(8)	(6,227)	2,197	3,758	25,895
Realized gain (loss) on investments	(6,208)	–	60	1	48,471	35,783	100,649	35,010
Change in unrealized gain (loss) on investments	30,150	–	956	(261)	166,576	60,897	654,268	145,956
Reinvested capital gains	–	–	52	–	64,751	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,383	–	757	(268)	273,571	98,877	758,675	206,861

Equity transactions:
Purchase payments received from contract owners (note 3)	29,878	–	2,250	15,105	66,700	74,986	79,616	108,624
Transfers between funds	441,855	–	–	–	(11,647)	13	(17,316)	9,490
Redemptions (note 3)	(27,573)	–	(230)	–	(134,522)	(132,149)	(255,001)	(290,551)
Annuity benefits	–	–	(1,110)	(27)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25)	–	–	–	(1,292)	(2,500)	(4,719)	(11,893)
Adjustments to maintain reserves	9	–	50	(2)	(136)	(126)	(8)	(110)

Net equity transactions	444,144	–	960	15,076	(80,897)	(59,776)	(197,428)	(184,440)

Net change in contract owners’ equity	465,527	–	1,717	14,808	192,674	39,101	561,247	22,421
Contract owners’ equity beginning of period	–	–	14,808	–	1,977,946	1,938,845	3,959,805	3,937,384

Contract owners’ equity end of period	$465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

CHANGES IN UNITS:
Beginning units	–	–	1,310	–	173,891	179,516	340,929	357,885

Units purchased	85,222	–	79	1,312	5,473	6,792	8,057	11,745
Units redeemed	(38,398)	–	(21)	(2)	(12,215)	(12,417)	(23,977)	(28,701)

Ending units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BBTLgCapGr		BBTMdCapGr		CSTGlSmCp		CSTIntFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(14,989)	(18,037)	(29,711)	(39,943)	(33,792)	(37,565)	(1,620)	(11,419)
Realized gain (loss) on investments	37,884	42,445	98,818	51,477	351,098	149,078	652,408	405,898
Change in unrealized gain (loss) on investments	13,427	(18,993)	(188,993)	355,300	57,458	411,486	661,797	886,089
Reinvested capital gains	4,358	–	182,048	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,680	5,415	62,162	366,834	374,764	522,999	1,312,585	1,280,568

Equity transactions:
Purchase payments received from contract owners (note 3)	44,290	18,339	69,463	37,317	15,873	15,914	10,585	10,070
Transfers between funds	(32,259)	(115,889)	(8,330)	(12,328)	(188,610)	(222,146)	(206,324)	(453,381)
Redemptions (note 3)	(119,008)	(97,663)	(205,804)	(157,257)	(834,836)	(522,886)	(1,782,662)	(1,640,868)
Annuity benefits	–	–	–	–	–	–	(2,916)	(4,871)
Annual contract maintenance charges (note 2)	–	–	–	–	(58)	(55)	(64)	(74)
Contingent deferred sales charges (note 2)	(2,646)	(3,199)	(3,559)	(5,394)	(830)	(4,305)	(2,092)	(5,182)
Adjustments to maintain reserves	(136)	(3)	127	275	(179)	(40)	(142)	3,200

Net equity transactions	(109,759)	(198,415)	(148,103)	(137,387)	(1,008,640)	(733,518)	(1,983,615)	(2,091,106)

Net change in contract owners’ equity	(69,079)	(193,000)	(85,941)	229,447	(633,876)	(210,519)	(671,030)	(810,538)
Contract owners’ equity beginning of period	1,696,640	1,889,640	3,227,954	2,998,507	3,775,401	3,985,920	8,525,540	9,336,078

Contract owners’ equity end of period	$1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

CHANGES IN UNITS:
Beginning units	181,917	203,835	221,842	232,570	303,526	369,551	722,518	921,733

Units purchased	5,373	3,894	4,825	3,094	2,395	1,238	540	5,314
Units redeemed	(17,255)	(25,812)	(14,633)	(13,822)	(80,389)	(67,263)	(156,403)	(204,529)

Ending units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		DryELeadS		DrySmCapIxS		DrySRGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(20,270)	(40,872)	(27,090)	(27,547)	(511,261)	(761,245)	(1,040,168)	(1,352,343)
Realized gain (loss) on investments	721,903	296,671	118,097	80,616	6,760,578	4,640,167	(7,754,082)	(20,120,988)
Change in unrealized gain (loss) on investments	1,563,021	727,658	(230,119)	(92,403)	(856,674)	(947,321)	16,203,587	23,919,728
Reinvested capital gains	–	–	221,791	78,797	1,579,129	169,983	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,264,654	983,457	82,679	39,463	6,971,772	3,101,584	7,409,337	2,446,397

Equity transactions:
Purchase payments received from contract owners (note 3)	121,770	96,025	38,885	31,162	2,140,827	2,192,865	3,996,911	4,367,616
Transfers between funds	(41,587)	479,491	(137,208)	42,203	(5,457,169)	(2,620,352)	(8,570,132)	(16,451,632)
Redemptions (note 3)	(3,198,285)	(2,092,426)	(152,918)	(122,590)	(8,994,851)	(6,054,703)	(18,139,671)	(14,692,344)
Annuity benefits	–	–	–	–	(40,837)	(41,652)	(22,415)	(21,695)
Annual contract maintenance charges (note 2)	(268)	(234)	–	–	(1,765)	(1,510)	(15,351)	(18,209)
Contingent deferred sales charges (note 2)	(7,746)	(16,340)	(3,082)	(4,779)	(82,535)	(75,999)	(143,937)	(210,403)
Adjustments to maintain reserves	(68)	234	(158)	(171)	8,543	10,671	8,251	15,712

Net equity transactions	(3,126,184)	(1,533,250)	(254,481)	(54,175)	(12,427,787)	(6,590,680)	(22,886,344)	(27,010,955)

Net change in contract owners’ equity	(861,530)	(549,793)	(171,802)	(14,712)	(5,456,015)	(3,489,096)	(15,477,007)	(24,564,558)
Contract owners’ equity beginning of period	14,454,274	15,004,067	1,548,272	1,562,984	63,364,795	66,853,891	110,505,138	135,069,696

Contract owners’ equity end of period	$13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	95,028,131	110,505,138

CHANGES IN UNITS:
Beginning units	993,748	1,103,928	121,394	126,077	4,740,947	5,300,317	10,565,350	13,226,882

Units purchased	95,021	166,764	8,652	15,724	2,548,385	2,969,666	430,335	1,239,970
Units redeemed	(297,495)	(276,944)	(28,218)	(20,407)	(3,462,317)	(3,529,036)	(2,569,050)	(3,901,502)

Ending units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	8,426,635	10,565,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGroS		DryStkIx		DryVIFApp		DryVIFAppS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,699)	(6,146)	4,077,888	4,244,472	610,594	(1,748,750)	(17,996)	(67,934)
Realized gain (loss) on investments	23,931	40,177	(24,506,830)	(39,350,167)	7,238,589	(713,276)	169,107	74,302
Change in unrealized gain (loss) on investments	(4,386)	(31,171)	135,270,460	66,264,137	10,757,414	7,153,131	339,376	72,817
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,846	2,860	114,841,518	31,158,442	18,606,597	4,691,105	490,487	79,185

Equity transactions:
Purchase payments received from contract owners (note 3)	1,098	3,758	20,909,493	23,478,811	2,578,680	3,207,518	149,669	68,004
Transfers between funds	(88,635)	48,052	(59,777,868)	(66,858,525)	(8,826,249)	(9,781,585)	(78,757)	(32,566)
Redemptions (note 3)	(15,123)	(160,656)	(149,144,875)	(123,600,201)	(25,926,972)	(18,969,809)	(331,216)	(158,646)
Annuity benefits	–	–	(207,337)	(155,446)	(65,449)	(100,068)	–	–
Annual contract maintenance charges (note 2)	–	–	(42,159)	(45,689)	(5,748)	(6,633)	–	–
Contingent deferred sales charges (note 2)	(22)	(10,344)	(1,014,413)	(1,538,937)	(117,995)	(201,280)	(6,010)	(2,022)
Adjustments to maintain reserves	(41)	(21)	83,673	76,706	5,698	7,525	(269)	(172)

Net equity transactions	(102,723)	(119,211)	(189,193,486)	(168,643,281)	(32,358,035)	(25,844,332)	(266,583)	(125,402)

Net change in contract owners’ equity	(87,877)	(116,351)	(74,351,968)	(137,484,839)	(13,751,438)	(21,153,227)	223,904	(46,217)
Contract owners’ equity beginning of period	309,376	425,727	931,218,953	1,068,703,792	141,836,282	162,989,509	3,670,539	3,716,756

Contract owners’ equity end of period	$221,499	309,376	856,866,985	931,218,953	128,084,844	141,836,282	3,894,443	3,670,539

CHANGES IN UNITS:
Beginning units	31,607	44,270	71,700,975	85,102,726	10,849,045	12,838,264	353,031	365,410

Units purchased	1,481	6,752	4,395,471	5,255,918	1,698,413	2,577,207	40,780	30,046
Units redeemed	(11,954)	(19,415)	(18,204,125)	(18,657,669)	(4,012,274)	(4,566,426)	(65,486)	(42,425)

Ending units	21,134	31,607	57,892,321	71,700,975	8,535,184	10,849,045	328,325	353,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFDevLd		DryVIFIntVal		FedAmLeadS		FedCapApS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,658)	(6,936)	276	(5,507)	(3,658)	(3,750)	(13,831)	(11,285)
Realized gain (loss) on investments	3,146	2,585	27,133	10,342	37,536	32,389	32,759	50,880
Change in unrealized gain (loss) on investments	(27,915)	23,064	28,967	32,943	(35,706)	(11,985)	116,905	(43,189)
Reinvested capital gains	39,666	–	37,928	5,702	82,521	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,239	18,713	94,304	43,480	80,693	16,654	135,833	(3,594)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,608	4,941	–	–	860	3,373	57,615	675
Transfers between funds	2,992	93	–	(18,239)	(67,028)	(52,868)	(89,865)	(173,602)
Redemptions (note 3)	(4,641)	(2,787)	(46,703)	(3,494)	(31,673)	(48,256)	(35,506)	(32,414)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(59)	(9)	(477)	–	(322)	(2,207)	(391)	(997)
Adjustments to maintain reserves	(2)	29	(27)	(53)	(32)	(81)	(106)	(67)

Net equity transactions	21,898	2,267	(47,207)	(21,786)	(98,195)	(100,039)	(68,253)	(206,405)

Net change in contract owners’ equity	31,137	20,980	47,097	21,694	(17,502)	(83,385)	67,580	(209,999)
Contract owners’ equity beginning of period	466,784	445,804	455,973	434,279	644,442	727,827	1,048,079	1,258,078

Contract owners’ equity end of period	$497,921	466,784	503,070	455,973	626,940	644,442	1,115,659	1,048,079

CHANGES IN UNITS:
Beginning units	39,559	39,370	29,758	31,294	58,134	67,408	101,179	121,303

Units purchased	2,202	420	–	–	5,028	1,418	5,694	1,092
Units redeemed	(377)	(231)	(2,598)	(1,536)	(13,805)	(10,692)	(12,024)	(21,216)

Ending units	41,384	39,559	27,160	29,758	49,357	58,134	94,849	101,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedHiIncS		FedMrkOp		FedQualBd		FedQualBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$327,825	372,146	(6,460)	–	8,866,003	8,898,607	197,678	191,698
Realized gain (loss) on investments	20,501	81,378	5,342	–	989,122	90,996	(138,651)	(53,885)
Change in unrealized gain (loss) on investments	65,808	(442,804)	25,995	–	(2,230,701)	(11,140,617)	128,189	(298,805)
Reinvested capital gains	–	–	–	–	–	2,253,484	–	69,578

Net increase (decrease) in contract owners’ equity resulting from operations	414,134	10,720	24,877	–	7,624,424	102,470	187,216	(91,414)

Equity transactions:
Purchase payments received from contract owners (note 3)	125,555	165,657	75,046	–	5,961,978	6,195,746	184,860	167,624
Transfers between funds	(115,058)	(274,063)	1,106,318	–	(28,388,474)	(11,831,462)	(126,418)	(558,114)
Redemptions (note 3)	(611,536)	(749,562)	(40,043)	–	(38,735,418)	(34,809,051)	(934,878)	(982,749)
Annuity benefits	(194)	(127)	–	–	(112,350)	(118,313)	(761)	(522)
Annual contract maintenance charges (note 2)	–	–	(6)	–	(2,913)	(2,907)	–	–
Contingent deferred sales charges (note 2)	(7,348)	(23,134)	(71)	–	(350,658)	(460,366)	(9,974)	(24,071)
Adjustments to maintain reserves	(922)	(436)	(38)	–	15,852	10,052	(2,748)	(560)

Net equity transactions	(609,503)	(881,665)	1,141,206	–	(61,611,983)	(41,016,301)	(889,919)	(1,398,392)

Net change in contract owners’ equity	(195,369)	(870,945)	1,166,083	–	(53,987,559)	(40,913,831)	(702,703)	(1,489,806)
Contract owners’ equity beginning of period	5,329,590	6,200,535	–	–	322,030,517	362,944,348	9,970,974	11,460,780

Contract owners’ equity end of period	$5,134,221	5,329,590	1,166,083	–	268,042,958	322,030,517	9,268,271	9,970,974

CHANGES IN UNITS:
Beginning units	429,576	501,358	–	–	24,642,363	27,791,514	906,385	1,034,363

Units purchased	48,007	46,931	179,085	–	1,951,744	2,365,425	103,654	40,189
Units redeemed	(96,179)	(118,713)	(65,965)	–	(6,670,256)	(5,514,576)	(183,865)	(168,167)

Ending units	381,404	429,576	113,120	–	19,923,851	24,642,363	826,174	906,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPEIS2		FidVIPGrS		FidVIPGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$15,403,316	3,504,344	185,854	(47,170)	(4,167,155)	(4,174,995)	(95,599)	(88,232)
Realized gain (loss) on investments	12,099,854	(189,480)	630,460	598,129	(14,229,939)	(61,306,506)	247,854	177,832
Change in unrealized gain (loss) on investments	13,001,591	564,372	(112,135)	(600,880)	42,655,600	86,046,779	119,400	101,006
Reinvested capital gains	95,223,574	31,014,763	1,982,765	584,560	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	135,728,335	34,893,999	2,686,944	534,639	24,258,506	20,565,278	271,655	190,606

Equity transactions:
Purchase payments received from contract owners (note 3)	14,731,729	15,383,040	378,934	204,295	9,371,171	11,471,845	110,551	92,240
Transfers between funds	(25,488,597)	(39,466,710)	(398,585)	(358,603)	(40,807,660)	(66,870,521)	(62,501)	(24,026)
Redemptions (note 3)	(126,111,549)	(96,606,476)	(840,200)	(1,431,465)	(76,806,888)	(64,249,579)	(463,136)	(426,046)
Annuity benefits	(213,877)	(206,155)	–	–	(92,795)	(130,362)	–	–
Annual contract maintenance charges (note 2)	(10,842)	(11,027)	–	–	(20,017)	(22,549)	–	–
Contingent deferred sales charges (note 2)	(873,633)	(1,095,914)	(10,758)	(29,526)	(566,079)	(945,800)	(7,474)	(8,346)
Adjustments to maintain reserves	76,635	62,825	(853)	(731)	36,778	10,202	(344)	(315)

Net equity transactions	(137,890,134)	(121,940,417)	(871,462)	(1,616,030)	(108,885,490)	(120,736,764)	(422,904)	(366,493)

Net change in contract owners’ equity	(2,161,799)	(87,046,418)	1,815,482	(1,081,391)	(84,626,984)	(100,171,486)	(151,249)	(175,887)
Contract owners’ equity beginning of period	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366	5,916,818	6,092,705

Contract owners’ equity end of period	$805,865,456	808,027,255	17,476,446	15,660,964	429,544,896	514,171,880	5,765,569	5,916,818

CHANGES IN UNITS:
Beginning units	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948	584,358	622,916

Units purchased	4,547,326	4,069,521	118,936	77,907	1,921,322	3,248,322	35,574	48,005
Units redeemed	(13,303,955)	(12,651,607)	(188,320)	(221,705)	(10,535,938)	(13,540,098)	(75,579)	(86,563)

Ending units	45,771,858	54,528,487	1,257,321	1,326,705	33,064,556	41,679,172	544,353	584,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOvS		FidVIPOvS2R		FidVIPOvSR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,919,897	34,015,188	(187,786)	(329,686)	(108,577)	(107,981)	(390,779)	(552,421)
Realized gain (loss) on investments	(4,442,921)	(2,512,243)	5,459,327	2,500,566	719,691	485,264	12,483,983	2,733,609
Change in unrealized gain (loss) on investments	11,317,675	(28,013,132)	3,833,602	7,592,228	767,562	889,308	3,232,981	12,348,892
Reinvested capital gains	–	–	405,385	335,275	61,215	42,654	670,331	432,945

Net increase (decrease) in contract owners’ equity resulting from operations	19,794,651	3,489,813	9,510,528	10,098,383	1,439,891	1,309,245	15,996,516	14,963,025

Equity transactions:
Purchase payments received from contract owners (note 3)	3,552,051	4,482,770	157,099	172,656	168,329	176,174	3,911,467	3,173,338
Transfers between funds	(5,594,088)	(23,722,352)	(3,885,735)	(3,848,583)	(13,429)	305,071	71,041	5,479,057
Redemptions (note 3)	(39,899,699)	(33,075,098)	(10,757,311)	(7,030,761)	(550,346)	(806,527)	(14,258,567)	(7,191,153)
Annuity benefits	(58,997)	(54,918)	(21,311)	(21,184)	(235)	(136)	(34,366)	(31,327)
Annual contract maintenance charges (note 2)	(2,800)	(3,218)	(939)	(965)	–	–	(1,483)	(1,020)
Contingent deferred sales charges (note 2)	(240,826)	(315,609)	(59,816)	(69,108)	(9,646)	(22,329)	(117,709)	(82,650)
Adjustments to maintain reserves	24,295	8,230	10,700	21,626	(1,273)	(462)	17,655	4,340

Net equity transactions	(42,220,064)	(52,680,195)	(14,557,313)	(10,776,319)	(406,600)	(348,209)	(10,411,962)	1,350,585

Net change in contract owners’ equity	(22,425,413)	(49,190,382)	(5,046,785)	(677,936)	1,033,291	961,036	5,584,554	16,313,610
Contract owners’ equity beginning of period	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693	100,947,945	84,634,335

Contract owners’ equity end of period	$206,623,312	229,048,725	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945

CHANGES IN UNITS:
Beginning units	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262	6,958,794	6,862,770

Units purchased	11,346,552	17,108,118	11,538	13,584	76,264	85,871	1,983,837	1,773,822
Units redeemed	(15,459,599)	(22,389,214)	(951,036)	(854,462)	(103,730)	(118,344)	(2,648,950)	(1,677,798)

Ending units	18,673,694	22,786,741	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS		FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(796,356)	(7,964,083)	(151,231)	(274,158)	1,301,026	763,122	(287,137)	(171,850)
Realized gain (loss) on investments	29,610,411	7,156,883	1,173,299	551,547	(984,322)	(521,044)	(4,212,822)	(6,257,899)
Change in unrealized gain (loss) on investments	(13,800,683)	119,554,943	(909,351)	1,986,759	1,379,282	(694,030)	6,640,028	11,918,727
Reinvested capital gains	70,334,936	145,369	1,524,461	2,899	122,570	771,945	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,348,308	118,893,112	1,637,178	2,267,047	1,818,556	319,993	2,140,069	5,488,978

Equity transactions:
Purchase payments received from contract owners (note 3)	25,741,947	19,671,618	537,227	379,712	3,344,169	2,168,417	1,928,004	1,243,474
Transfers between funds	5,826,534	78,980,586	63,494	979,363	15,400,668	21,259,581	(4,648,067)	(4,535,033)
Redemptions (note 3)	(140,024,654)	(93,506,536)	(1,236,628)	(991,803)	(7,434,620)	(5,241,235)	(15,900,600)	(13,038,776)
Annuity benefits	(303,254)	(211,800)	–	–	(48,909)	(34,865)	(18,719)	(23,435)
Annual contract maintenance charges (note 2)	(26,249)	(24,002)	–	–	(1,015)	(668)	(1,625)	(1,791)
Contingent deferred sales charges (note 2)	(969,211)	(1,101,987)	(19,227)	(17,917)	(67,393)	(31,983)	(68,929)	(126,978)
Adjustments to maintain reserves	127,256	134,983	(929)	(714)	(340)	(1,213)	3,628	8,168

Net equity transactions	(109,627,631)	3,942,862	(656,063)	348,641	11,192,560	18,118,034	(18,706,308)	(16,474,371)

Net change in contract owners’ equity	(24,279,323)	122,835,974	981,115	2,615,688	13,011,116	18,438,027	(16,566,239)	(10,985,393)
Contract owners’ equity beginning of period	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353	77,214,395	88,199,788

Contract owners’ equity end of period	$868,731,485	893,010,808	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395

CHANGES IN UNITS:
Beginning units	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195	7,586,186	9,323,234

Units purchased	7,305,460	11,688,025	161,648	163,184	3,790,753	3,026,118	629,952	450,864
Units redeemed	(13,036,453)	(11,446,142)	(207,168)	(135,235)	(2,841,359)	(1,351,460)	(2,482,045)	(2,187,912)

Ending units	42,459,981	48,190,974	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(99,408)	–	(229,413)	(203,030)	(253,802)	(571,181)	(39,782)	(47,578)
Realized gain (loss) on investments	(35,841)	–	857,802	535,668	(805,882)	(327,641)	72,039	258,697
Change in unrealized gain (loss) on investments	1,336,931	–	(896,562)	1,164,979	(1,637,486)	(1,212,145)	(136,469)	(310,749)
Reinvested capital gains	–	–	1,638,948	180,371	8,072,471	1,750,405	457,279	88,094

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,682	–	1,370,775	1,677,988	5,375,301	(360,562)	353,067	(11,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	849,455	–	891,941	758,804	1,381,621	1,358,837	70,934	54,656
Transfers between funds	22,533,031	–	445,993	650,476	(7,867,413)	(11,555,979)	(16,219)	(188,588)
Redemptions (note 3)	(893,442)	–	(926,839)	(928,797)	(6,405,537)	(4,718,417)	(215,408)	(172,939)
Annuity benefits	–	–	(49,870)	(12,674)	(40,237)	(27,822)	–	–
Annual contract maintenance charges (note 2)	(85)	–	–	–	(1,055)	(749)	–	–
Contingent deferred sales charges (note 2)	(5,107)	–	(14,540)	(22,912)	(67,825)	(79,682)	(4,894)	(1,880)
Adjustments to maintain reserves	1,041	–	1,333	(977)	7,687	2,871	(217)	(248)

Net equity transactions	22,484,893	–	348,018	443,920	(12,992,759)	(15,020,941)	(165,804)	(308,999)

Net change in contract owners’ equity	23,686,575	–	1,718,793	2,121,908	(7,617,458)	(15,381,503)	187,263	(320,535)
Contract owners’ equity beginning of period	–	–	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

Contract owners’ equity end of period	$23,686,575	–	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222

CHANGES IN UNITS:
Beginning units	–	–	734,732	741,487	3,312,290	4,540,152	200,980	226,885

Units purchased	2,714,676	–	106,190	99,096	1,269,904	1,518,087	17,645	28,413
Units redeemed	(494,775)	–	(114,539)	(105,851)	(2,200,290)	(2,745,949)	(29,405)	(54,318)

Ending units	2,219,901	–	726,383	734,732	2,381,904	3,312,290	189,220	200,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,048	36	31,507	–	273	18	21,804	–
Realized gain (loss) on investments	(324,363)	75	172	–	245	5	6,903	–
Change in unrealized gain (loss) on investments	(1,201,637)	898	64,967	–	1,894	144	91,575	–
Reinvested capital gains	1,452,792	1,612	11,260	–	156	–	19,191	–

Net increase (decrease) in contract owners’ equity resulting from operations	(64,160)	2,621	107,906	–	2,568	167	139,473	–

Equity transactions:
Purchase payments received from contract owners (note 3)	740,354	27,823	201,427	–	28,000	10,289	223,651	–
Transfers between funds	11,557,385	6,163	2,369,899	–	–	–	1,944,228	–
Redemptions (note 3)	(733,084)	(964)	(16,644)	–	(1,431)	–	(125,321)	–
Annuity benefits	(7,066)	(846)	–	–	(2,664)	(345)	–	–
Annual contract maintenance charges (note 2)	(49)	–	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,458)	–	–	–	–	–	(1,970)	–
Adjustments to maintain reserves	893	(5)	151	–	159	(4)	(7)	–

Net equity transactions	11,551,975	32,171	2,554,829	–	24,064	9,940	2,040,581	–

Net change in contract owners’ equity	11,487,815	34,792	2,662,735	–	26,632	10,107	2,180,054	–
Contract owners’ equity beginning of period	34,792	–	–	–	10,107	–	–	–

Contract owners’ equity end of period	$11,522,607	34,792	2,662,735	–	36,739	10,107	2,180,054	–

CHANGES IN UNITS:
Beginning units	2,596	–	–	–	944	–	–	–

Units purchased	1,685,712	2,727	239,862	–	2,511	975	221,050	–
Units redeemed	(595,417)	(131)	(1,681)	–	(284)	(31)	(17,977)	–

Ending units	1,092,891	2,596	238,181	–	3,171	944	203,073	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$21	20	10,338	–	(53)	20	(1,413)	5,308
Realized gain (loss) on investments	72	–	104	–	308	–	1,300	52,827
Change in unrealized gain (loss) on investments	1,892	(45)	27,087	–	7,368	(48)	(128,389)	(186,026)
Reinvested capital gains	306	–	9,449	–	1,621	–	141,045	45,618

Net increase (decrease) in contract owners’ equity resulting from operations	2,291	(25)	46,978	–	9,244	(28)	12,543	(82,273)

Equity transactions:
Purchase payments received from contract owners (note 3)	29,390	4,200	119,997	–	152,597	4,200	271	35,484
Transfers between funds	–	–	786,181	–	–	–	(1,414,115)	(254,036)
Redemptions (note 3)	–	–	(5,000)	–	(1,201)	–	(504,621)	(72,045)
Annuity benefits	(1,723)	–	–	–	(6,796)	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1)	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(9)	–	–	–	(221)	(1,638)
Adjustments to maintain reserves	205	(1)	40	–	518	3	(39)	(538)

Net equity transactions	27,872	4,199	901,208	–	145,118	4,203	(1,918,725)	(292,773)

Net change in contract owners’ equity	30,163	4,174	948,186	–	154,362	4,175	(1,906,182)	(375,046)
Contract owners’ equity beginning of period	4,174	–	–	–	4,175	–	1,906,182	2,281,228

Contract owners’ equity end of period	$34,337	4,174	948,186	–	158,537	4,175	–	1,906,182

CHANGES IN UNITS:
Beginning units	379	–	–	–	372	–	199,531	229,886

Units purchased	2,610	379	86,721	–	13,078	372	282	6,525
Units redeemed	(137)	–	(729)	–	(620)	–	(199,813)	(36,880)

Ending units	2,852	379	85,992	–	12,830	372	–	199,531

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,050)	(7,489)	(64,149)	–	(5,248)	(2,656)	(60,718)	(1,783)
Realized gain (loss) on investments	37,284	15,163	3,308	–	21,704	7,011	386,792	5,295
Change in unrealized gain (loss) on investments	(237,567)	(58,767)	2,016,503	–	154,512	17,990	949,241	18,019
Reinvested capital gains	313,092	80,936	7,914	–	6,863	3,723	44,120	1,922

Net increase (decrease) in contract owners’ equity resulting from operations	111,759	29,843	1,963,576	–	177,831	26,068	1,319,435	23,453

Equity transactions:
Purchase payments received from contract owners (note 3)	–	15,704	2,053,170	–	322,881	502,224	317,796	144,346
Transfers between funds	(584,537)	(11,175)	34,352,694	–	69,656	25,128	13,092,836	47,141
Redemptions (note 3)	(793,051)	(39,155)	(1,218,614)	–	(38,098)	(56,778)	(1,193,387)	(3,462)
Annuity benefits	–	–	(6,254)	–	(92,944)	(41,672)	(35,313)	(27,513)
Annual contract maintenance charges (note 2)	–	–	(51)	–	2	–	(17)	–
Contingent deferred sales charges (note 2)	(160)	(1,120)	(3,185)	–	(666)	–	(14,288)	–
Adjustments to maintain reserves	23	(88)	1,127	–	1,991	1,018	2,521	1,130

Net equity transactions	(1,377,725)	(35,834)	35,178,887	–	262,822	429,920	12,170,148	161,642

Net change in contract owners’ equity	(1,265,966)	(5,991)	37,142,463	–	440,653	455,988	13,489,583	185,095
Contract owners’ equity beginning of period	1,265,966	1,271,957	–	–	935,884	479,896	418,165	233,070

Contract owners’ equity end of period	$–	1,265,966	37,142,463	–	1,376,537	935,884	13,907,748	418,165

CHANGES IN UNITS:
Beginning units	89,067	91,705	–	–	82,712	42,724	29,831	17,859

Units purchased	11	1,249	3,705,062	–	29,617	46,279	1,867,448	13,639
Units redeemed	(89,078)	(3,887)	(405,369)	–	(5,929)	(6,291)	(663,385)	(1,667)

Ending units	–	89,067	3,299,693	–	106,400	82,712	1,233,894	29,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(11,916)	(341)	14	(117)	(12,574)	(304)	5,940	(206)
Realized gain (loss) on investments	(54,790)	45	4,825	1,646	22,978	3,045	(17,733)	23
Change in unrealized gain (loss) on investments	691,114	9,429	13,451	6,520	516,067	14,990	529,690	308
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	624,408	9,133	18,290	8,049	526,471	17,731	517,897	125

Equity transactions:
Purchase payments received from contract owners (note 3)	143,504	133,576	–	–	378,939	183,247	385,380	76,047
Transfers between funds	5,481,090	7,988	–	–	5,152,453	181,043	11,345,706	–
Redemptions (note 3)	(240,282)	(498)	(677)	(629)	(135,646)	(16,458)	(419,513)	(1,422)
Annuity benefits	(19,391)	(2,069)	(13,725)	(12,245)	(29,736)	(7,520)	(8,867)	(3,274)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(8)	–	(6)	–
Contingent deferred sales charges (note 2)	(4,599)	–	–	–	(1,039)	–	(3,061)	–
Adjustments to maintain reserves	730	19	562	410	1,312	384	698	(1)

Net equity transactions	5,361,051	139,016	(13,840)	(12,464)	5,366,275	340,696	11,300,337	71,350

Net change in contract owners’ equity	5,985,459	148,149	4,450	(4,415)	5,892,746	358,427	11,818,234	71,475
Contract owners’ equity beginning of period	148,149	–	99,962	104,377	399,267	40,840	71,475	–

Contract owners’ equity end of period	$6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

CHANGES IN UNITS:
Beginning units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

Units purchased	593,554	11,875	–	–	537,294	30,451	1,273,309	7,718
Units redeemed	(121,373)	(208)	(948)	(999)	(64,183)	(1,771)	(174,267)	(424)

Ending units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$281,463	–	20,232	–	(50,005)	–	44,135	–
Realized gain (loss) on investments	1,569	–	1,855	–	12,674	–	(42,679)	–
Change in unrealized gain (loss) on investments	870,806	–	303,017	–	1,436,237	–	1,200,909	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,153,838	–	325,104	–	1,398,906	–	1,202,365	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,552,911	–	635,935	–	525,261	–	1,068,070	–
Transfers between funds	20,134,746	–	12,946,095	–	16,917,061	–	20,231,094	–
Redemptions (note 3)	(871,953)	–	(537,611)	–	(544,373)	–	(664,907)	–
Annuity benefits	(3,758)	–	(617)	–	(1,393)	–	(2,975)	–
Annual contract maintenance charges (note 2)	(39)	–	(6)	–	(30)	–	(32)	–
Contingent deferred sales charges (note 2)	(3,010)	–	(5,860)	–	(4,746)	–	(3,398)	–
Adjustments to maintain reserves	6,579	–	7,997	–	654	–	(110)	–

Net equity transactions	20,815,476	–	13,045,933	–	16,892,434	–	20,627,742	–

Net change in contract owners’ equity	21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	2,176,136	–	1,442,263	–	1,849,586	–	2,379,981	–
Units redeemed	(113,374)	–	(178,845)	–	(171,243)	–	(282,116)	–

Ending units	2,062,762	–	1,263,418	–	1,678,343	–	2,097,865	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$28	(3)	573,963	119,092	5,321	(2,912)	(21,900)	(23,056)
Realized gain (loss) on investments	89	43	3,000,126	1,563,726	83,169	16,691	512,472	146,235
Change in unrealized gain (loss) on investments	472	240	5,471,388	2,067,613	132,008	63,239	834,749	590,534
Reinvested capital gains	307	147	4,327,033	1,959,994	117,651	31,980	52,364	370,280

Net increase (decrease) in contract owners’ equity resulting from operations	896	427	13,372,510	5,710,425	338,149	108,998	1,377,685	1,083,993

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	1,895,565	1,981,157	187,804	143,334	49,403	31,684
Transfers between funds	–	–	17,355,746	20,098,164	615,237	472,239	(412,045)	(136,582)
Redemptions (note 3)	–	–	(7,582,238)	(4,704,124)	(148,296)	(32,982)	(588,119)	(247,924)
Annuity benefits	(361)	(319)	(112)	–	(22,267)	(13,793)	(7,976)	(7,472)
Annual contract maintenance charges (note 2)	–	–	(1,067)	(492)	15	–	(256)	(247)
Contingent deferred sales charges (note 2)	–	–	(59,957)	(41,240)	(1,333)	(769)	(6,092)	(5,561)
Adjustments to maintain reserves	–	16	12,428	26,135	(1,120)	(441)	1,995	11,164

Net equity transactions	(361)	(303)	11,620,365	17,359,600	630,040	567,588	(963,090)	(354,938)

Net change in contract owners’ equity	535	124	24,992,875	23,070,025	968,189	676,586	414,595	729,055
Contract owners’ equity beginning of period	4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	4,476,639	3,747,584

Contract owners’ equity end of period	$5,000	4,465	83,146,605	58,153,730	2,218,661	1,250,472	4,891,234	4,476,639

CHANGES IN UNITS:
Beginning units	313	336	3,202,480	2,138,241	67,378	28,799	260,253	284,119

Units purchased	–	–	1,957,589	2,372,926	73,692	45,860	10,359	10,018
Units redeemed	(23)	(23)	(1,386,946)	(1,308,687)	(30,543)	(7,281)	(60,295)	(33,884)

Ending units	290	313	3,773,123	3,202,480	110,527	67,378	210,317	260,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(532,698)	(398,310)	(12,486)	(4,277)	6,265,702	9,471,598	2,876,032	1,503,640
Realized gain (loss) on investments	12,605,318	3,064,979	63,861	16,186	(884,821)	4,571,114	(144,902)	199,298
Change in unrealized gain (loss) on investments	15,693,153	7,580,626	203,944	40,584	3,854,809	(13,596,882)	1,689,520	(666,424)
Reinvested capital gains	1,161,183	7,521,660	12,226	46,336	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	28,926,956	17,768,955	267,545	98,829	9,235,690	445,830	4,420,650	1,036,514

Equity transactions:
Purchase payments received from contract owners (note 3)	3,268,178	2,087,093	113,938	22,314	219,079	2,287,065	2,520,584	1,838,961
Transfers between funds	955,967	35,798,884	538,433	331,313	(18,199,879)	(72,569,957)	16,001,942	39,385,625
Redemptions (note 3)	(14,113,819)	(5,799,640)	(125,025)	(9,327)	(17,967,923)	(24,180,431)	(4,978,385)	(2,294,073)
Annuity benefits	(16,872)	(5,890)	–	–	(42,733)	(47,278)	(11,411)	(2,108)
Annual contract maintenance charges (note 2)	(1,992)	(987)	–	–	(1,067)	(1,474)	(345)	(65)
Contingent deferred sales charges (note 2)	(123,670)	(65,567)	(2,435)	(69)	(102,509)	(344,082)	(43,300)	(21,822)
Adjustments to maintain reserves	38,607	9,656	(137)	(36)	5,218	(304)	2,857	582

Net equity transactions	(9,993,601)	32,023,549	524,774	344,195	(36,089,814)	(94,856,461)	13,491,942	38,907,100

Net change in contract owners’ equity	18,933,355	49,792,504	792,319	443,024	(26,854,124)	(94,410,631)	17,912,592	39,943,614
Contract owners’ equity beginning of period	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754	39,943,614	–

Contract owners’ equity end of period	$114,212,156	95,278,801	1,391,052	598,733	95,696,999	122,551,123	57,856,206	39,943,614

CHANGES IN UNITS:
Beginning units	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881	3,808,514	–

Units purchased	2,909,379	3,658,064	48,032	32,797	23,004	1,979,048	3,621,782	5,680,419
Units redeemed	(3,468,178)	(1,798,966)	(19,199)	(6,786)	(2,599,467)	(9,136,384)	(2,385,994)	(1,871,905)

Ending units	4,406,546	4,965,345	68,138	39,305	6,422,082	8,998,545	5,044,302	3,808,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntIdx8		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,110	–	221	264	82,705	66,469	(1,261)	(1,312)
Realized gain (loss) on investments	10,218	–	1,703	652	976,858	96,730	54	815
Change in unrealized gain (loss) on investments	108,512	–	446	(1,228)	(209,404)	(402,074)	2,566	(3,915)
Reinvested capital gains	–	–	3,740	3,613	1,505,785	1,024,182	–	11,570

Net increase (decrease) in contract owners’ equity resulting from operations	123,840	–	6,110	3,301	2,355,944	785,307	1,359	7,158

Equity transactions:
Purchase payments received from contract owners (note 3)	54,675	–	–	–	515,572	171,815	–	–
Transfers between funds	1,275,851	–	–	–	(73,448)	2,713,627	(797)	–
Redemptions (note 3)	(152,502)	–	(1,313)	(1,092)	(1,799,843)	(741,873)	(3,080)	(3,133)
Annuity benefits	(3,591)	–	(10,236)	(8,942)	–	–	(4,342)	(4,572)
Annual contract maintenance charges (note 2)	(16)	–	–	–	(118)	(91)	–	–
Contingent deferred sales charges (note 2)	(4,732)	–	–	–	(18,814)	(8,560)	–	–
Adjustments to maintain reserves	28	–	101	94	3,287	670	126	428

Net equity transactions	1,169,713	–	(11,448)	(9,940)	(1,373,364)	2,135,588	(8,093)	(7,277)

Net change in contract owners’ equity	1,293,553	–	(5,338)	(6,639)	982,580	2,920,895	(6,734)	(119)
Contract owners’ equity beginning of period	–	–	37,710	44,349	11,984,534	9,063,639	104,566	104,685

Contract owners’ equity end of period	$1,293,553	–	32,372	37,710	12,967,114	11,984,534	97,832	104,566

CHANGES IN UNITS:
Beginning units	–	–	2,396	3,093	740,148	614,645	8,212	8,804

Units purchased	138,008	–	–	–	652,190	468,114	–	–
Units redeemed	(22,651)	–	(665)	(697)	(717,563)	(342,611)	(637)	(592)

Ending units	115,357	–	1,731	2,396	674,775	740,148	7,575	8,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(368,337)	(413,794)	(26,473)	(31,503)	(124,220)	(131,093)	847	520
Realized gain (loss) on investments	(195,716)	607,783	(17,065)	(132,667)	8,561	(482,381)	2,082	4,215
Change in unrealized gain (loss) on investments	860,717	(1,642,057)	237,683	52,012	1,194,051	(103,878)	14,120	(9,702)
Reinvested capital gains	–	3,657,705	–	–	–	–	4,227	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	296,664	2,209,637	194,145	(112,158)	1,078,392	(717,352)	21,276	4,024

Equity transactions:
Purchase payments received from contract owners (note 3)	946,107	945,777	24,472	19,662	330,366	446,125	–	–
Transfers between funds	(4,162,397)	3,281,255	(395,267)	(359,958)	2,013,959	(3,411,687)	–	(13,603)
Redemptions (note 3)	(4,015,324)	(3,156,162)	(331,457)	(271,901)	(1,195,447)	(1,029,124)	(6,475)	(5,326)
Annuity benefits	(2,719)	(661)	(1,259)	(1,458)	(202)	(217)	(1,185)	(1,800)
Annual contract maintenance charges (note 2)	(500)	(367)	(182)	(223)	(352)	(307)	–	–
Contingent deferred sales charges (note 2)	(41,653)	(46,237)	(4,219)	(5,521)	(15,892)	(19,101)	–	–
Adjustments to maintain reserves	536	2,378	154	15	469	(3,742)	328	465

Net equity transactions	(7,275,950)	1,025,983	(707,758)	(619,384)	1,132,901	(4,018,053)	(7,332)	(20,264)

Net change in contract owners’ equity	(6,979,286)	3,235,620	(513,613)	(731,542)	2,211,293	(4,735,405)	13,944	(16,240)
Contract owners’ equity beginning of period	32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

Contract owners’ equity end of period	$25,787,194	32,766,480	1,993,413	2,507,026	12,350,961	10,139,668	74,779	60,835

CHANGES IN UNITS:
Beginning units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

Units purchased	692,790	1,448,665	6,067	7,795	798,536	403,581	–	–
Units redeemed	(1,257,017)	(1,363,195)	(221,533)	(217,280)	(698,611)	(808,139)	(407)	(1,416)

Ending units	1,954,346	2,518,573	572,880	788,346	1,016,600	916,675	3,870	4,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$420,614	213,186	14,884,807	15,148,679	298,170	264,129	(707,507)	(807,533)
Realized gain (loss) on investments	698,996	1,539,770	(7,179,392)	(1,787,914)	(203,158)	(139,176)	2,338,198	1,467,806
Change in unrealized gain (loss) on investments	5,750,416	(3,808,585)	(1,647,580)	(2,066,694)	(54,664)	42,161	1,433,040	3,448,825
Reinvested capital gains	2,056,144	3,230,307	4,089,356	1,102,797	116,491	30,292	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,926,170	1,174,678	10,147,191	12,396,868	156,839	197,406	3,063,731	4,109,098

Equity transactions:
Purchase payments received from contract owners (note 3)	414,552	734,445	9,863,337	11,038,692	67,060	344,562	1,596,628	2,029,520
Transfers between funds	9,984,626	3,658,227	(13,946,978)	(13,847,680)	(330,450)	(107,854)	(5,026,723)	(5,126,252)
Redemptions (note 3)	(3,863,873)	(2,682,154)	(96,449,345)	(82,361,264)	(1,182,424)	(2,243,986)	(14,615,663)	(11,976,586)
Annuity benefits	–	–	(286,401)	(228,572)	(753)	(18,385)	(20,253)	(24,680)
Annual contract maintenance charges (note 2)	(126)	(100)	(7,514)	(8,954)	–	–	(6,045)	(6,983)
Contingent deferred sales charges (note 2)	(30,785)	(24,270)	(775,276)	(1,100,408)	(17,528)	(38,497)	(64,636)	(142,591)
Adjustments to maintain reserves	7,814	7,017	25,114	28,563	(5,230)	(891)	1,065	3,957

Net equity transactions	6,512,208	1,693,165	(101,577,063)	(86,479,623)	(1,469,325)	(2,065,051)	(18,135,627)	(15,243,615)

Net change in contract owners’ equity	15,438,378	2,867,843	(91,429,872)	(74,082,755)	(1,312,486)	(1,867,645)	(15,071,896)	(11,134,517)
Contract owners’ equity beginning of period	22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

Contract owners’ equity end of period	$38,016,144	22,577,766	486,644,647	578,074,519	14,456,473	15,768,959	62,462,882	77,534,778

CHANGES IN UNITS:
Beginning units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

Units purchased	1,285,064	1,312,585	5,166,947	6,637,077	98,204	80,998	579,285	1,097,251
Units redeemed	(875,938)	(1,169,591)	(12,581,604)	(13,031,601)	(225,904)	(276,443)	(3,034,869)	(3,263,966)

Ending units	2,128,548	1,719,422	34,986,437	42,401,094	1,305,790	1,433,490	8,225,494	10,681,078

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIntGro3		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,021)	(2,644)	(53,522)	(24,416)	586,335	395,899	1,912,170	1,598,223
Realized gain (loss) on investments	170,797	58,282	3,821,189	911,771	2,269,706	2,469,039	1,796,995	1,227,706
Change in unrealized gain (loss) on investments	218,990	248,739	5,268,623	3,066,029	7,774,707	346,332	169,994	(3,087,471)
Reinvested capital gains	3,378	2,954	84,223	54,445	1,199,291	1,433,370	1,116,852	2,362,226

Net increase (decrease) in contract owners’ equity resulting from operations	392,144	307,331	9,120,513	4,007,829	11,830,039	4,644,640	4,996,011	2,100,684

Equity transactions:
Purchase payments received from contract owners (note 3)	15,942	5,106	1,497,952	604,645	5,183,365	4,002,520	2,473,516	3,758,724
Transfers between funds	(44,591)	(40,124)	16,447,868	13,227,118	5,479,350	5,462,880	4,851,772	5,656,161
Redemptions (note 3)	(157,407)	(130,197)	(4,680,190)	(1,182,432)	(7,009,511)	(4,400,569)	(16,282,062)	(13,087,490)
Annuity benefits	(3,112)	(2,372)	–	–	(79,020)	(68,987)	(98,498)	(165,870)
Annual contract maintenance charges (note 2)	(75)	(72)	(394)	(143)	(7,368)	(4,859)	(1,802)	(1,583)
Contingent deferred sales charges (note 2)	(2,663)	(1,939)	(50,495)	(22,820)	(115,245)	(88,561)	(175,727)	(188,336)
Adjustments to maintain reserves	483	184	13,433	4,153	10,390	6,843	5,141	5,988

Net equity transactions	(191,423)	(169,414)	13,228,174	12,630,521	3,461,961	4,909,267	(9,227,660)	(4,022,406)

Net change in contract owners’ equity	200,721	137,917	22,348,687	16,638,350	15,292,000	9,553,907	(4,231,649)	(1,921,722)
Contract owners’ equity beginning of period	1,300,550	1,162,633	24,441,820	7,803,470	76,652,365	67,098,458	108,319,945	110,241,667

Contract owners’ equity end of period	$1,501,271	1,300,550	46,790,507	24,441,820	91,944,365	76,652,365	104,088,296	108,319,945

CHANGES IN UNITS:
Beginning units	138,198	158,756	1,621,932	665,501	5,839,704	5,429,388	9,613,350	10,005,688

Units purchased	16,605	6,055	2,073,825	1,340,732	1,631,270	2,188,672	4,255,398	2,761,045
Units redeemed	(33,609)	(26,613)	(1,333,731)	(384,301)	(1,408,816)	(1,778,356)	(5,052,516)	(3,153,383)

Ending units	121,194	138,198	2,362,026	1,621,932	6,062,158	5,839,704	8,816,232	9,613,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITJPBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,129,172	4,255,028	2,296,878	1,803,715	2,496,408	2,309,549	1,431,578	1,171,254
Realized gain (loss) on investments	12,094,944	4,655,048	9,788,600	7,178,510	8,361,244	4,688,914	228,047	(923,120)
Change in unrealized gain (loss) on investments	23,492,845	1,139,778	17,871,013	(235,106)	(1,177,891)	(4,379,564)	11,927,208	1,586,345
Reinvested capital gains	4,284,820	7,483,502	3,386,151	5,069,317	2,387,079	3,285,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	45,001,781	17,533,356	33,342,642	13,816,436	12,066,840	5,904,895	13,586,833	1,834,479

Equity transactions:
Purchase payments received from contract owners (note 3)	24,071,094	22,779,593	15,773,831	14,202,568	7,155,150	7,730,933	3,066,012	3,256,500
Transfers between funds	22,750,985	36,382,392	9,029,847	31,508,114	(911,886)	9,761,600	(5,680,673)	(3,188,378)
Redemptions (note 3)	(55,081,131)	(38,214,943)	(28,186,292)	(21,347,069)	(25,359,570)	(20,237,708)	(25,190,775)	(18,774,334)
Annuity benefits	(592,572)	(521,693)	(320,643)	(182,109)	(184,348)	(152,751)	(43,682)	(31,120)
Annual contract maintenance charges (note 2)	(13,505)	(10,169)	(16,227)	(11,517)	(4,295)	(3,117)	(1,988)	(1,785)
Contingent deferred sales charges (note 2)	(742,287)	(598,945)	(362,313)	(338,002)	(302,259)	(318,810)	(150,460)	(204,932)
Adjustments to maintain reserves	52,080	56,763	40,533	31,877	21,511	14,809	8,247	4,570

Net equity transactions	(9,555,336)	19,872,998	(4,041,264)	23,863,862	(19,585,697)	(3,205,044)	(27,993,319)	(18,939,479)

Net change in contract owners’ equity	35,446,445	37,406,354	29,301,378	37,680,298	(7,518,857)	2,699,851	(14,406,486)	(17,105,000)
Contract owners’ equity beginning of period	456,984,736	419,578,382	257,661,100	219,980,802	183,341,725	180,641,874	141,562,595	158,667,595

Contract owners’ equity end of period	$492,431,181	456,984,736	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595

CHANGES IN UNITS:
Beginning units	37,043,015	35,448,745	20,208,078	18,307,486	15,406,649	15,686,074	12,798,198	14,529,688

Units purchased	7,351,516	8,286,432	3,810,710	6,348,837	4,314,861	4,053,452	755,019	1,130,976
Units redeemed	(8,254,409)	(6,692,162)	(4,310,766)	(4,448,245)	(5,936,158)	(4,332,877)	(3,189,626)	(2,862,466)

Ending units	36,140,122	37,043,015	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,092,405)	(1,118,809)	(355,121)	(635,787)	18,343,487	8,078,183	(162,150)	(798,842)
Realized gain (loss) on investments	9,338,403	6,892,104	17,125,767	9,598,763	–	–	4,104,977	(50,408,674)
Change in unrealized gain (loss) on investments	(1,322,709)	1,310,055	3,869,428	3,581,679	–	–	36,768,561	74,663,114
Reinvested capital gains	–	–	4,296,884	18,371,518	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,923,289	7,083,350	24,936,958	30,916,173	18,343,487	8,078,183	40,711,388	23,455,598

Equity transactions:
Purchase payments received from contract owners (note 3)	2,135,040	2,293,646	7,954,095	7,455,141	55,182,388	49,201,578	6,609,502	5,838,384
Transfers between funds	(8,395,544)	(3,105,796)	(16,999,823)	671,491	200,147,280	100,586,004	(18,857,429)	(21,540,016)
Redemptions (note 3)	(12,572,303)	(9,733,669)	(42,202,385)	(30,549,425)	(243,607,481)	(172,023,515)	(68,450,428)	(54,499,787)
Annuity benefits	(25,783)	(13,462)	(110,758)	(87,106)	(520,323)	(468,962)	(154,951)	(126,440)
Annual contract maintenance charges (note 2)	(3,644)	(3,729)	(5,532)	(5,078)	(6,371)	(7,048)	(16,142)	(17,748)
Contingent deferred sales charges (note 2)	(138,521)	(157,401)	(402,600)	(423,622)	(2,480,167)	(2,180,857)	(338,868)	(617,048)
Adjustments to maintain reserves	13,011	21,052	48,328	35,916	(330,672)	(28,876)	37,047	23,314

Net equity transactions	(18,987,744)	(10,699,359)	(51,718,675)	(22,902,683)	8,384,654	(24,921,676)	(81,171,269)	(70,939,341)

Net change in contract owners’ equity	(12,064,455)	(3,616,009)	(26,781,717)	8,013,490	26,728,141	(16,843,493)	(40,459,881)	(47,483,743)
Contract owners’ equity beginning of period	93,418,678	97,034,687	317,927,893	309,914,403	519,290,636	536,134,129	381,653,852	429,137,595

Contract owners’ equity end of period	$81,354,223	93,418,678	291,146,176	317,927,893	546,018,777	519,290,636	341,193,971	381,653,852

CHANGES IN UNITS:
Beginning units	6,941,684	7,830,003	14,674,682	15,860,940	45,063,953	47,255,568	29,996,004	35,853,013

Units purchased	1,406,289	1,667,093	2,237,020	3,052,416	64,145,660	62,955,670	997,896	803,595
Units redeemed	(2,793,940)	(2,555,412)	(4,599,375)	(4,238,674)	(63,317,705)	(65,147,285)	(7,169,732)	(6,660,604)

Ending units	5,554,033	6,941,684	12,312,327	14,674,682	45,891,908	45,063,953	23,824,168	29,996,004

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead		GVITNWLead3		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(24,369)	(30,075)	(16)	(2)	(82,168)	5,283	(1,067,790)	(1,147,643)
Realized gain (loss) on investments	107,028	113,027	52	54	219,098	1,265,146	5,098,643	6,576,603
Change in unrealized gain (loss) on investments	153,860	23,125	195	(280)	580,311	(2,080,340)	(2,526,008)	(181,122)
Reinvested capital gains	–	–	296	547	1,584,435	1,990,445	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	236,519	106,077	527	319	2,301,676	1,180,534	1,504,845	5,247,838

Equity transactions:
Purchase payments received from contract owners (note 3)	3,090	16,452	–	–	467,542	596,151	1,753,935	2,199,393
Transfers between funds	(79,667)	(171,447)	–	–	7,071,469	7,102,473	(5,122,612)	(5,932,574)
Redemptions (note 3)	(87,479)	(199,302)	–	–	(2,319,547)	(1,655,845)	(9,914,657)	(8,766,370)
Annuity benefits	–	–	(369)	(339)	–	–	(111,676)	(13,672)
Annual contract maintenance charges (note 2)	–	–	–	–	(190)	(137)	(1,937)	(1,944)
Contingent deferred sales charges (note 2)	(619)	(3,099)	–	–	(19,811)	(16,544)	(121,066)	(149,061)
Adjustments to maintain reserves	(193)	(170)	46	27	2,528	2,580	9,389	13,041

Net equity transactions	(164,868)	(357,566)	(323)	(312)	5,201,991	6,028,678	(13,508,624)	(12,651,187)

Net change in contract owners’ equity	71,651	(251,489)	204	7	7,503,667	7,209,212	(12,003,779)	(7,403,349)
Contract owners’ equity beginning of period	2,210,461	2,461,950	3,793	3,786	14,087,780	6,878,568	92,917,906	100,321,255

Contract owners’ equity end of period	$2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780	80,914,127	92,917,906

CHANGES IN UNITS:
Beginning units	195,744	228,367	286	311	974,521	517,620	5,993,892	6,907,587

Units purchased	9,937	5,757	–	–	774,612	887,467	1,568,605	3,424,076
Units redeemed	(23,688)	(38,380)	(23)	(25)	(443,589)	(430,566)	(2,442,469)	(4,337,771)

Ending units	181,993	195,744	263	286	1,305,544	974,521	5,120,028	5,993,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(28,145)	(35,375)	(2,998,861)	(4,811,958)	(54,295)	(61,135)	(3,736,508)	(4,037,758)
Realized gain (loss) on investments	376,949	126,646	46,262,192	31,855,620	333,537	245,101	26,492,778	12,721,833
Change in unrealized gain (loss) on investments	(300,576)	13,371	(15,282,920)	(67,866,216)	(70,190)	(552,033)	4,581,599	(14,486,382)
Reinvested capital gains	–	–	27,764,788	46,305,524	268,583	393,549	6,624,822	41,596,121

Net increase (decrease) in contract owners’ equity resulting from operations	48,228	104,642	55,745,199	5,482,970	477,635	25,482	33,962,691	35,793,814

Equity transactions:
Purchase payments received from contract owners (note 3)	35,249	25,237	7,054,419	8,793,697	66,115	63,864	7,604,881	7,188,490
Transfers between funds	(540,501)	(115,129)	(42,557,186)	(44,012,820)	(67,403)	12,016	(19,986,091)	(3,987,407)
Redemptions (note 3)	(174,102)	(160,399)	(54,197,597)	(46,316,607)	(316,317)	(346,043)	(47,777,545)	(35,937,652)
Annuity benefits	(47)	(31)	(87,430)	(95,561)	(119)	(74)	(86,966)	(71,339)
Annual contract maintenance charges (note 2)	–	–	(8,367)	(8,419)	–	–	(6,387)	(5,962)
Contingent deferred sales charges (note 2)	(3,232)	(6,413)	(472,656)	(626,144)	(5,125)	(11,215)	(350,749)	(409,430)
Adjustments to maintain reserves	(226)	(169)	54,591	49,333	(516)	(181)	27,578	66,609

Net equity transactions	(682,859)	(256,904)	(90,214,226)	(82,216,521)	(323,365)	(281,633)	(60,575,279)	(33,156,691)

Net change in contract owners’ equity	(634,631)	(152,262)	(34,469,027)	(76,733,551)	154,270	(256,151)	(26,612,588)	2,637,123
Contract owners’ equity beginning of period	2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

Contract owners’ equity end of period	$1,373,645	2,008,276	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393

CHANGES IN UNITS:
Beginning units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

Units purchased	18,385	7,451	2,027,865	2,141,686	32,656	30,981	1,933,277	2,071,049
Units redeemed	(76,503)	(32,672)	(5,410,851)	(5,565,225)	(56,479)	(54,108)	(4,573,072)	(3,701,051)

Ending units	122,637	180,755	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmComp2		GVITUSGro		GVITUSGro3		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(93,539)	(87,852)	(5,054)	(3,354)	(263,471)	(301,180)	414,842	344,871
Realized gain (loss) on investments	244,364	217,671	3,529	1,070	(623,692)	741,018	7,607,418	8,949,619
Change in unrealized gain (loss) on investments	237,282	(280,666)	(17,661)	(19,001)	(272,044)	(2,355,468)	118,812	(9,054,017)
Reinvested capital gains	100,845	597,145	7,988	48,816	443,038	4,361,751	4,061,342	2,244,050

Net increase (decrease) in contract owners’ equity resulting from operations	488,952	446,298	(11,198)	27,531	(716,169)	2,446,121	12,202,414	2,484,523

Equity transactions:
Purchase payments received from contract owners (note 3)	103,150	49,430	156,478	36,819	554,081	917,921	2,866,074	3,219,463
Transfers between funds	(8,027)	(119,408)	9,214	27,992	(1,656,283)	3,015,688	959,362	(2,929,021)
Redemptions (note 3)	(295,277)	(201,397)	(17,451)	(8,605)	(3,340,177)	(2,997,084)	(13,171,426)	(12,008,148)
Annuity benefits	–	–	(23,626)	(8,784)	–	–	(63,858)	(43,525)
Annual contract maintenance charges (note 2)	–	–	–	–	(340)	(264)	(1,774)	(1,617)
Contingent deferred sales charges (note 2)	(4,243)	(3,718)	–	–	(34,545)	(49,341)	(108,182)	(142,753)
Adjustments to maintain reserves	(363)	(234)	1,133	(1,122)	1,007	2,479	8,770	9,946

Net equity transactions	(204,760)	(275,327)	125,748	46,300	(4,476,257)	889,399	(9,511,034)	(11,895,655)

Net change in contract owners’ equity	284,192	170,971	114,550	73,831	(5,192,426)	3,335,520	2,691,380	(9,411,132)
Contract owners’ equity beginning of period	5,027,436	4,856,465	316,390	242,559	27,583,203	24,247,683	89,117,565	98,528,697

Contract owners’ equity end of period	$5,311,628	5,027,436	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565

CHANGES IN UNITS:
Beginning units	364,034	386,685	21,415	17,830	1,991,805	1,936,359	7,349,707	8,373,849

Units purchased	37,126	28,811	11,188	4,343	764,045	847,366	1,951,256	2,635,989
Units redeemed	(50,588)	(51,462)	(1,854)	(758)	(1,112,893)	(791,920)	(2,686,479)	(3,660,131)

Ending units	350,572	364,034	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		GVITWLead3		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,442,646	4,716,919	(60,631)	(33,858)	(50,550)	(34,299)	327	664
Realized gain (loss) on investments	2,036,608	1,668,490	3,419,760	1,739,352	1,931,292	334,680	4,370	572
Change in unrealized gain (loss) on investments	(1,380,336)	(5,724,560)	1,302,154	1,893,743	1,443,477	1,287,518	101	3,768
Reinvested capital gains	359,552	937,364	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,458,470	1,598,213	4,661,283	3,599,237	3,324,219	1,587,899	4,798	5,004

Equity transactions:
Purchase payments received from contract owners (note 3)	2,996,581	3,358,554	59,390	63,910	443,388	650,596	–	–
Transfers between funds	(1,423,531)	12,237,080	(1,583,663)	(955,229)	1,724,828	4,706,545	(34,519)	–
Redemptions (note 3)	(26,514,466)	(22,351,293)	(4,685,965)	(3,018,322)	(2,060,951)	(1,028,498)	(2,045)	(1,946)
Annuity benefits	(59,251)	(71,626)	(2,294)	(1,933)	(3,708)	(3,465)	(1,059)	(6,206)
Annual contract maintenance charges (note 2)	(1,108)	(1,113)	(438)	(458)	(182)	(103)	–	–
Contingent deferred sales charges (note 2)	(166,537)	(240,067)	(22,423)	(19,577)	(12,262)	(6,687)	–	–
Adjustments to maintain reserves	7,894	16,095	4,793	7,237	3,384	3,536	71	58

Net equity transactions	(25,160,418)	(7,052,370)	(6,230,600)	(3,924,372)	94,497	4,321,924	(37,552)	(8,094)

Net change in contract owners’ equity	(19,701,948)	(5,454,157)	(1,569,317)	(325,135)	3,418,716	5,909,823	(32,754)	(3,090)
Contract owners’ equity beginning of period	172,779,557	178,233,714	22,513,395	22,838,530	12,884,406	6,974,583	83,685	86,775

Contract owners’ equity end of period	$153,077,609	172,779,557	20,944,078	22,513,395	16,303,122	12,884,406	50,931	83,685

CHANGES IN UNITS:
Beginning units	12,458,176	12,983,235	1,665,870	1,993,649	703,872	448,762	7,136	7,867

Units purchased	2,208,027	2,690,902	3,994	4,311	419,176	411,110	–	–
Units redeemed	(3,996,410)	(3,215,961)	(425,353)	(332,090)	(406,606)	(156,000)	(3,153)	(731)

Ending units	10,669,793	12,458,176	1,244,511	1,665,870	716,442	703,872	3,983	7,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTechS2		JanGlTech		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,406,988)	(2,938,610)	(255,508)	(238,255)	(525,508)	(563,327)	(44,701)	17,986
Realized gain (loss) on investments	12,994,935	8,729,229	2,142,922	1,473,983	(235,778)	(1,503,078)	(285,906)	209,290
Change in unrealized gain (loss) on investments	4,701,676	19,042,312	(592,503)	490,507	3,323,898	6,162,835	359,109	(575,573)
Reinvested capital gains	–	–	–	–	–	–	271,037	838,405

Net increase (decrease) in contract owners’ equity resulting from operations	15,289,623	24,832,931	1,294,911	1,726,235	2,562,612	4,096,430	299,539	490,108

Equity transactions:
Purchase payments received from contract owners (note 3)	4,104,565	4,361,254	1,455,258	1,515,743	189,563	198,776	93,016	81,843
Transfers between funds	(19,845,986)	(7,787,882)	(835,564)	(1,583,584)	(3,405,665)	(5,057,231)	(1,106,546)	197,903
Redemptions (note 3)	(26,989,749)	(25,699,960)	(2,669,566)	(2,127,928)	(4,938,822)	(4,631,348)	(674,533)	(957,755)
Annuity benefits	(24,512)	(28,564)	(43)	–	(2,063)	(4,489)	–	–
Annual contract maintenance charges (note 2)	(4,554)	(5,321)	(571)	(675)	(1,954)	(2,320)	–	–
Contingent deferred sales charges (note 2)	(326,390)	(448,248)	(36,086)	(35,856)	(76,614)	(103,645)	(4,441)	(1,483)
Adjustments to maintain reserves	28,792	58,840	2,973	(339)	9,834	4,850	301	643

Net equity transactions	(43,057,834)	(29,549,881)	(2,083,599)	(2,232,639)	(8,225,721)	(9,595,407)	(1,692,203)	(678,849)

Net change in contract owners’ equity	(27,768,211)	(4,716,950)	(788,688)	(506,404)	(5,663,109)	(5,498,977)	(1,392,664)	(188,741)
Contract owners’ equity beginning of period	236,055,086	240,772,036	20,407,786	20,914,190	45,963,738	51,462,715	4,849,120	5,037,861

Contract owners’ equity end of period	$208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

CHANGES IN UNITS:
Beginning units	25,585,852	29,018,242	1,809,622	2,038,707	12,377,329	15,268,291	312,325	355,509

Units purchased	1,601,983	2,804,955	515,246	505,869	21,846	34,700	222,772	227,060
Units redeemed	(6,230,204)	(6,237,345)	(692,641)	(734,954)	(2,211,534)	(2,925,662)	(331,068)	(270,244)

Ending units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS2		JanIntGro		JPMSTMidCap		MFSInvGrStS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,129,498	(47,908)	919,714	(219,318)	(290,695)	(528,720)	(3,456)	(2,918)
Realized gain (loss) on investments	15,143,843	3,147,889	13,755,541	5,092,102	4,058,511	1,520,723	6,557	6,321
Change in unrealized gain (loss) on investments	26,054,523	15,460,030	40,796,966	27,983,925	2,299,089	2,396,467	12,987	5,596
Reinvested capital gains	–	–	–	–	1,362,877	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,327,864	18,560,011	55,472,221	32,856,709	7,429,782	4,018,448	16,088	8,999

Equity transactions:
Purchase payments received from contract owners (note 3)	5,060,769	3,513,732	1,072,474	584,400	842,893	2,351,631	9,287	80,432
Transfers between funds	33,665,762	12,248,354	(9,051,809)	(8,910,238)	(21,423,744)	36,809,074	(12,042)	(9,672)
Redemptions (note 3)	(13,234,626)	(8,047,755)	(17,734,041)	(12,409,924)	(6,913,399)	(4,603,004)	(11,567)	(8,470)
Annuity benefits	(5,691)	(12,311)	(25,888)	(23,252)	(2,660)	(1,133)	(8,848)	(7,651)
Annual contract maintenance charges (note 2)	(1,510)	(1,336)	(4,878)	(4,642)	(1,025)	(401)	(8)	–
Contingent deferred sales charges (note 2)	(159,657)	(135,901)	(231,325)	(241,371)	(59,868)	(62,015)	(224)	–
Adjustments to maintain reserves	62,619	20,369	101,628	44,585	4,449	5,642	(1,832)	371

Net equity transactions	25,387,666	7,585,152	(25,873,839)	(20,960,442)	(27,553,354)	34,499,794	(25,234)	55,010

Net change in contract owners’ equity	67,715,530	26,145,163	29,598,382	11,896,267	(20,123,572)	38,518,242	(9,146)	64,009
Contract owners’ equity beginning of period	85,818,367	59,673,204	135,098,421	123,202,154	63,052,641	24,534,399	284,412	220,403

Contract owners’ equity end of period	$153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	275,266	284,412

CHANGES IN UNITS:
Beginning units	5,457,024	4,947,582	12,338,040	14,665,587	5,126,253	2,153,173	25,301	20,161

Units purchased	4,361,654	2,230,142	137,252	76,781	623,424	4,926,724	879	6,388
Units redeemed	(3,091,047)	(1,720,700)	(2,061,517)	(2,404,328)	(2,726,465)	(1,953,644)	(3,073)	(1,248)

Ending units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	23,107	25,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSMidCapGrS		MFSNewDiscS		MFSValS		NBAMTFasc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(61,667)	(70,893)	(29,938)	(31,285)	(140,047)	(43,521)	(28,551)	(30,307)
Realized gain (loss) on investments	200,500	330,278	129,194	142,779	839,826	124,596	117,838	100,823
Change in unrealized gain (loss) on investments	(235,436)	(260,200)	38,043	(82,373)	2,278,290	(2,268)	(71,415)	(64,288)
Reinvested capital gains	115,634	–	30,785	–	128,962	87,601	41,931	7,930

Net increase (decrease) in contract owners’ equity resulting from operations	19,031	(815)	168,084	29,121	3,107,031	166,408	59,803	14,158

Equity transactions:
Purchase payments received from contract owners (note 3)	48,210	49,498	8,573	24,297	416,019	104,032	37,448	21,252
Transfers between funds	(90,331)	(707,512)	(74,349)	(158,967)	25,700,300	(74,857)	84,142	(159,203)
Redemptions (note 3)	(306,767)	(237,984)	(189,760)	(235,920)	(1,089,687)	(163,046)	(187,687)	(75,625)
Annuity benefits	–	–	–	–	(17,931)	(4,940)	(7,290)	(5,859)
Annual contract maintenance charges (note 2)	–	–	–	–	(10)	–	–	–
Contingent deferred sales charges (note 2)	(5,832)	(5,750)	(2,631)	(3,981)	(12,805)	(924)	(3,506)	(1,735)
Adjustments to maintain reserves	(225)	(252)	62,540	(150)	1,772	1	42	(55)

Net equity transactions	(354,945)	(902,000)	(195,627)	(374,721)	24,997,658	(139,734)	(76,851)	(221,225)

Net change in contract owners’ equity	(335,914)	(902,815)	(27,543)	(345,600)	28,104,689	26,674	(17,048)	(207,067)
Contract owners’ equity beginning of period	3,634,793	4,537,608	1,702,676	2,048,276	3,870,384	3,843,710	1,640,147	1,847,214

Contract owners’ equity end of period	$3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384	1,623,099	1,640,147

CHANGES IN UNITS:
Beginning units	337,675	425,670	162,284	201,354	311,423	326,744	117,937	134,690

Units purchased	14,541	11,751	7,389	14,719	2,704,569	19,892	29,696	4,741
Units redeemed	(47,269)	(99,746)	(25,693)	(53,789)	(359,251)	(35,213)	(28,819)	(21,494)

Ending units	304,947	337,675	143,980	162,284	2,656,741	311,423	118,814	117,937

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFocus		NBAMTGuard		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(10,575)	(17,140)	(561,786)	(1,142,710)	(9,860)	(16)	989,766	754,317
Realized gain (loss) on investments	14,196	73,858	6,155,170	2,944,887	(15,210)	(16)	(839,339)	(443,205)
Change in unrealized gain (loss) on investments	(44,424)	(91,376)	5,582,720	5,453,171	567,011	453	1,389,899	(202,756)
Reinvested capital gains	77,524	15,779	–	–	39,325	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,721	(18,879)	11,176,104	7,255,348	581,266	467	1,540,326	108,356

Equity transactions:
Purchase payments received from contract owners (note 3)	60,591	2,186	1,986,818	1,723,886	185,185	5,611	1,572,845	1,708,951
Transfers between funds	(819,370)	(68,712)	(8,059,576)	(3,774,897)	5,103,133	4,031	9,859,513	8,427,642
Redemptions (note 3)	(91,756)	(59,322)	(17,129,617)	(11,991,355)	(76,004)	–	(7,142,141)	(4,978,242)
Annuity benefits	–	–	(13,485)	(13,410)	(2,838)	(657)	(26,581)	(15,445)
Annual contract maintenance charges (note 2)	–	–	(1,873)	(1,902)	(11)	–	(437)	(267)
Contingent deferred sales charges (note 2)	(2,110)	(2,188)	(127,641)	(127,159)	(1,110)	–	(48,704)	(49,424)
Adjustments to maintain reserves	(91)	(84)	10,208	12,631	1,043	10	(2,522)	(5,828)

Net equity transactions	(852,736)	(128,120)	(23,335,166)	(14,172,206)	5,209,398	8,995	4,211,973	5,087,387

Net change in contract owners’ equity	(816,015)	(146,999)	(12,159,062)	(6,916,858)	5,790,664	9,462	5,752,299	5,195,743
Contract owners’ equity beginning of period	816,015	963,014	107,997,210	114,914,068	9,462	–	47,091,112	41,895,369

Contract owners’ equity end of period	$–	816,015	95,838,148	107,997,210	5,800,126	9,462	52,843,411	47,091,112

CHANGES IN UNITS:
Beginning units	39,503	45,622	6,511,626	7,395,161	812	–	4,630,463	4,141,923

Units purchased	6,076	2,572	456,670	1,009,653	556,197	864	3,450,495	2,205,394
Units redeemed	(45,579)	(8,691)	(1,811,894)	(1,893,188)	(50,615)	(52)	(3,027,578)	(1,716,854)

Ending units	–	39,503	5,156,402	6,511,626	506,394	812	5,053,380	4,630,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTMCGr		NBAMTPart		NBAMTRegS		NBAMSocRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,148,361)	(2,124,023)	(864,663)	(181,174)	(5,570)	(418)	(81,126)	(38,888)
Realized gain (loss) on investments	22,047,085	11,616,531	23,830,691	10,671,828	(9,251)	21	287,189	180,533
Change in unrealized gain (loss) on investments	1,836,406	10,653,128	(25,016,481)	12,979,499	170,120	3,643	652,405	101,665
Reinvested capital gains	–	–	17,938,790	37,014	230,803	–	73,803	12,950

Net increase (decrease) in contract owners’ equity resulting from operations	21,735,130	20,145,636	15,888,337	23,507,167	386,102	3,246	932,271	256,260

Equity transactions:
Purchase payments received from contract owners (note 3)	3,405,894	3,363,858	5,505,036	3,228,840	94,964	100,466	605,724	230,309
Transfers between funds	(11,477,487)	(11,400,094)	(14,857,738)	45,410,711	4,448,313	–	5,916,753	3,168,110
Redemptions (note 3)	(25,190,020)	(19,317,815)	(28,190,128)	(21,596,536)	(64,475)	–	(801,760)	(277,960)
Annuity benefits	(34,264)	(29,708)	(13,349)	(39,405)	(8,437)	(2,335)	(6,503)	(3,819)
Annual contract maintenance charges (note 2)	(4,460)	(4,798)	(2,076)	(1,694)	(11)	–	(189)	(46)
Contingent deferred sales charges (note 2)	(240,045)	(276,137)	(160,526)	(181,404)	(234)	–	(8,075)	(4,578)
Adjustments to maintain reserves	35,494	30,089	16,118	27,101	109	2	906	246

Net equity transactions	(33,504,888)	(27,634,605)	(37,702,663)	26,847,613	4,470,229	98,133	5,706,856	3,112,262

Net change in contract owners’ equity	(11,769,758)	(7,488,969)	(21,814,326)	50,354,780	4,856,331	101,379	6,639,127	3,368,522
Contract owners’ equity beginning of period	179,605,504	187,094,473	180,812,843	130,458,063	101,379	–	4,820,854	1,452,332

Contract owners’ equity end of period	$167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

CHANGES IN UNITS:
Beginning units	10,420,932	12,187,318	11,757,754	9,929,548	8,773	–	380,100	119,039

Units purchased	1,503,877	1,002,074	3,147,233	6,120,675	532,590	8,972	877,835	505,672
Units redeemed	(3,299,987)	(2,768,460)	(5,630,853)	(4,292,469)	(80,071)	(199)	(456,198)	(244,611)

Ending units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec3		OppCapAp		OppCapApS		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(469,840)	(513,576)	(3,204,627)	(1,120,747)	(107,563)	(73,773)	(357,494)	(355,095)
Realized gain (loss) on investments	14,612,589	6,367,201	10,427,322	(4,190,384)	412,117	351,546	18,336,167	13,229,391
Change in unrealized gain (loss) on investments	7,777,675	19,712,717	16,689,140	20,602,485	61,508	(87,672)	(755,888)	8,903,892
Reinvested capital gains	12,293,642	–	–	–	–	–	10,068,472	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,214,066	25,566,342	23,911,835	15,291,354	366,062	190,101	27,291,257	21,778,188

Equity transactions:
Purchase payments received from contract owners (note 3)	9,935,846	10,414,212	9,353,193	10,215,896	133,880	102,067	500,193	329,513
Transfers between funds	(960,092)	21,549,648	(44,819,837)	(32,430,367)	(435,630)	(337,335)	(13,693,794)	(12,328,710)
Redemptions (note 3)	(28,008,988)	(15,593,265)	(57,469,549)	(47,372,045)	(674,643)	(591,780)	(20,006,578)	(14,916,734)
Annuity benefits	(33,297)	(31,768)	(200,601)	(122,134)	(726)	(475)	(68,452)	(61,477)
Annual contract maintenance charges (note 2)	(3,745)	(2,316)	(12,399)	(13,706)	–	–	(2,017)	(1,956)
Contingent deferred sales charges (note 2)	(231,361)	(184,804)	(454,472)	(775,397)	(9,493)	(16,767)	(177,401)	(224,428)
Adjustments to maintain reserves	38,099	22,757	32,837	18,823	(2,585)	(321)	40,791	32,424

Net equity transactions	(19,263,538)	16,174,464	(93,570,828)	(70,478,930)	(989,197)	(844,611)	(33,407,258)	(27,171,368)

Net change in contract owners’ equity	14,950,528	41,740,806	(69,658,993)	(55,187,576)	(623,135)	(654,510)	(6,116,001)	(5,393,180)
Contract owners’ equity beginning of period	220,815,343	179,074,537	429,264,165	484,451,741	7,063,393	7,717,903	187,364,345	192,757,525

Contract owners’ equity end of period	$235,765,871	220,815,343	359,605,172	429,264,165	6,440,258	7,063,393	181,248,344	187,364,345

CHANGES IN UNITS:
Beginning units	11,634,927	10,678,196	28,080,385	32,989,279	651,152	733,839	14,093,591	16,374,164

Units purchased	2,600,533	3,741,543	1,474,498	2,230,176	41,543	35,669	57,920	91,411
Units redeemed	(3,558,956)	(2,784,812)	(7,648,351)	(7,139,070)	(131,117)	(118,356)	(2,427,155)	(2,371,984)

Ending units	10,676,504	11,634,927	21,906,532	28,080,385	561,578	651,152	11,724,356	14,093,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(64,989)	(64,722)	(13,704)	–	15,342	11,544	(144,571)	610,868
Realized gain (loss) on investments	622,041	380,456	26,596	–	(9,822)	802	3,023,872	(8,439,207)
Change in unrealized gain (loss) on investments	21,594	432,360	110,597	–	7,677	(9,779)	39,498,562	23,461,069
Reinvested capital gains	363,311	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,957	748,094	123,489	–	13,197	2,567	42,377,863	15,632,730

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	57,239	–	3,789	52,902	6,276,803	6,971,780
Transfers between funds	(674,731)	(517,177)	2,330,552	–	(95,481)	139,907	(14,770,046)	(19,583,362)
Redemptions (note 3)	(512,544)	(325,818)	(103,754)	–	(3,577)	(3,153)	(49,018,474)	(40,054,078)
Annuity benefits	–	–	–	–	(25,609)	(44,069)	(101,764)	(94,290)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(5,965)	(6,090)
Contingent deferred sales charges (note 2)	(7,507)	(5,199)	(443)	–	–	–	(499,623)	(597,713)
Adjustments to maintain reserves	(500)	(396)	12	–	685	399	42,092	45,562

Net equity transactions	(1,195,282)	(848,590)	2,283,598	–	(120,193)	145,986	(58,076,977)	(53,318,191)

Net change in contract owners’ equity	(253,325)	(100,496)	2,407,087	–	(106,996)	148,553	(15,699,114)	(37,685,461)
Contract owners’ equity beginning of period	6,993,925	7,094,421	–	–	250,299	101,746	346,928,594	384,614,055

Contract owners’ equity end of period	$6,740,600	6,993,925	2,407,087	–	143,303	250,299	331,229,480	346,928,594

CHANGES IN UNITS:
Beginning units	497,633	565,069	–	–	22,431	9,185	27,537,079	32,018,278

Units purchased	–	–	367,550	–	330	15,852	1,600,007	1,484,817
Units redeemed	(80,898)	(67,436)	(141,603)	–	(10,855)	(2,606)	(6,079,659)	(5,966,016)

Ending units	416,735	497,633	225,947	–	11,906	22,431	23,057,427	27,537,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(69,992)	(51,977)	(28,306)	–	(2,297)	(1,758)	(2,311,117)	(2,463,322)
Realized gain (loss) on investments	414,245	309,437	1,989	–	5,286	1,908	24,087,576	11,420,729
Change in unrealized gain (loss) on investments	707,013	59,411	519,827	–	15,073	10,310	(18,181,537)	12,487,368
Reinvested capital gains	–	–	–	–	5,533	3,923	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,051,266	316,871	493,510	–	23,595	14,383	3,594,922	21,444,775

Equity transactions:
Purchase payments received from contract owners (note 3)	106,953	59,359	279,918	–	25,076	106,836	5,438,643	5,357,576
Transfers between funds	(302,473)	(148,238)	6,424,758	–	14,629	11,806	(29,279,257)	(1,997,345)
Redemptions (note 3)	(584,968)	(747,858)	(108,805)	–	(8,778)	(6,735)	(26,860,995)	(21,189,721)
Annuity benefits	–	–	–	–	(10,726)	(8,205)	(10,439)	(18,939)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(12,921)	(14,341)
Contingent deferred sales charges (note 2)	(6,676)	(20,442)	(267)	–	–	–	(281,868)	(370,057)
Adjustments to maintain reserves	(409)	(446)	179	–	348	159	13,554	35,332

Net equity transactions	(787,573)	(857,625)	6,595,775	–	20,549	103,861	(50,993,283)	(18,197,495)

Net change in contract owners’ equity	263,693	(540,754)	7,089,285	–	44,144	118,244	(47,398,361)	3,247,280
Contract owners’ equity beginning of period	8,680,626	9,221,380	–	–	167,389	49,145	218,916,062	215,668,782

Contract owners’ equity end of period	$8,944,319	8,680,626	7,089,285	–	211,533	167,389	171,517,701	218,916,062

CHANGES IN UNITS:
Beginning units	782,227	862,728	–	–	12,741	4,053	14,779,566	16,225,604

Units purchased	41,046	37,291	757,122	–	1,966	9,660	1,097,468	2,311,358
Units redeemed	(108,455)	(117,792)	(97,097)	–	(487)	(972)	(4,548,630)	(3,757,396)

Ending units	714,818	782,227	660,025	–	14,220	12,741	11,328,404	14,779,566

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppStratBdS		PVITRealRet		PVITTotRet		PVTGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$98,251	114,578	11,644	–	3,171	–	85	150
Realized gain (loss) on investments	83,883	73,275	(193)	–	2,648	–	1,322	238
Change in unrealized gain (loss) on investments	73,209	(156,468)	(22,127)	–	236	–	2,738	1,189
Reinvested capital gains	–	–	19,369	–	917	–	848	–

Net increase (decrease) in contract owners’ equity resulting from operations	255,343	31,385	8,693	–	6,972	–	4,993	1,577

Equity transactions:
Purchase payments received from contract owners (note 3)	159,247	151,015	31,297	–	3,328	–	–	27,380
Transfers between funds	1,087,406	(99,734)	750,508	–	215,835	–	–	–
Redemptions (note 3)	(469,217)	(530,042)	(35,516)	–	(4,784)	–	(7,458)	(7,338)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(21)	–	(2)	–	–	–
Contingent deferred sales charges (note 2)	(2,598)	(6,781)	(21)	–	–	–	–	–
Adjustments to maintain reserves	(246)	(249)	206	–	99	–	152	149

Net equity transactions	774,592	(485,791)	746,453	–	214,476	–	(7,306)	20,191

Net change in contract owners’ equity	1,029,935	(454,406)	755,146	–	221,448	–	(2,313)	21,768
Contract owners’ equity beginning of period	4,553,817	5,008,223	–	–	–	–	40,456	18,688

Contract owners’ equity end of period	$5,583,752	4,553,817	755,146	–	221,448	–	38,143	40,456

CHANGES IN UNITS:
Beginning units	360,341	398,799	–	–	–	–	3,329	1,598

Units purchased	118,995	29,730	90,401	–	38,737	–	–	2,097
Units redeemed	(60,452)	(68,188)	(15,994)	–	(17,341)	–	(587)	(366)

Ending units	418,884	360,341	74,407	–	21,396	–	2,742	3,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RCFMicroCap		SBLGlob		SBLMidCapGr		SBLAsAlloc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(267)	–	(498)	–	(125)	–	(359)	–
Realized gain (loss) on investments	934	–	24	–	1	–	5,099	–
Change in unrealized gain (loss) on investments	5,510	–	14,481	–	2,538	–	2,191	–
Reinvested capital gains	6,176	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,353	–	14,007	–	2,414	–	6,931	–

Equity transactions:
Purchase payments received from contract owners (note 3)	20,235	–	3,999	–	2,170	–	5,648	–
Transfers between funds	110,313	–	101,094	–	53,354	–	52,041	–
Redemptions (note 3)	(13,919)	–	–	–	–	–	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(19)	–	(9)	–	(5)	–	(3)	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	(8)	–	21	–	29	–

Net equity transactions	116,629	–	105,076	–	55,540	–	57,715	–

Net change in contract owners’ equity	128,982	–	119,083	–	57,954	–	64,646	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$128,982	–	119,083	–	57,954	–	64,646	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,644	–	10,960	–	7,199	–	11,133	–
Units redeemed	(2,920)	–	(703)	–	(1,567)	–	(5,261)	–

Ending units	11,724	–	10,257	–	5,632	–	5,872	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLEqInc		SBLHighYld		SBLSmCapVal		SBLMidCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(577)	–	(2,305)	–	(718)	–	(1,817)	–
Realized gain (loss) on investments	292	–	1,129	–	10	–	842	–
Change in unrealized gain (loss) on investments	14,101	–	29,257	–	12,898	–	33,110	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,816	–	28,081	–	12,190	–	32,135	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,124	–	17,381	–	19,205	–	50,283	–
Transfers between funds	137,971	–	588,535	–	158,419	–	447,552	–
Redemptions (note 3)	–	–	(24,758)	–	–	–	(14,299)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1)	–	(12)	–	(10)	–	(38)	–
Contingent deferred sales charges (note 2)	–	–	(20)	–	–	–	–	–
Adjustments to maintain reserves	(10)	–	35	–	(56)	–	(77)	–

Net equity transactions	145,084	–	581,161	–	177,558	–	483,421	–

Net change in contract owners’ equity	158,900	–	609,242	–	189,748	–	515,556	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$158,900	–	609,242	–	189,748	–	515,556	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,232	–	65,669	–	17,650	–	51,790	–
Units redeemed	(247)	–	(8,163)	–	(27)	–	(3,749)	–

Ending units	13,985	–	57,506	–	17,623	–	48,041	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLSmCapGr		SBLSel25		TRoeBlChip2		TRowEqInc2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2)	–	(62)	–	(28,146)	(195)	34,742	424
Realized gain (loss) on investments	11	–	1	–	23,073	(8)	198,939	9
Change in unrealized gain (loss) on investments	41	–	1,125	–	1,279,014	1,320	937,768	(4,886)
Reinvested capital gains	–	–	–	–	–	–	379,955	6,989

Net increase (decrease) in contract owners’ equity resulting from operations	50	–	1,064	–	1,273,941	1,117	1,551,404	2,536

Equity transactions:
Purchase payments received from contract owners (note 3)	2,856	–	1,281	–	253,126	47,161	872,829	242,378
Transfers between funds	(2,065)	–	9,869	–	14,277,070	1,950	14,435,883	67,235
Redemptions (note 3)	–	–	–	–	(367,899)	(1,229)	(502,540)	(2,737)
Annuity benefits	–	–	–	–	(3,450)	(367)	(29,881)	(2,639)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(4)	–	(43)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(207)	–	(6,537)	–
Adjustments to maintain reserves	(4)	–	(2)	–	424	10	2,849	98

Net equity transactions	786	–	11,148	–	14,159,060	47,525	14,772,560	304,335

Net change in contract owners’ equity	836	–	12,212	–	15,433,001	48,642	16,323,964	306,871
Contract owners’ equity beginning of period	–	–	–	–	48,642	–	306,871	–

Contract owners’ equity end of period	$836	–	12,212	–	15,481,643	48,642	16,630,835	306,871

CHANGES IN UNITS:
Beginning units	–	–	–	–	4,351	–	29,152	–

Units purchased	104	–	1,127	–	1,511,835	4,488	1,694,415	29,650
Units redeemed	(23)	–	–	–	(99,481)	(137)	(359,017)	(498)

Ending units	81	–	1,127	–	1,416,705	4,351	1,364,550	29,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,754	228	(188,951)	(118,202)	(217,778)	(114,348)	(588,019)	(281,921)
Realized gain (loss) on investments	631	(7)	3,745,605	2,099,086	5,646,751	3,073,873	11,969,321	2,186,475
Change in unrealized gain (loss) on investments	21,135	(66)	3,143,897	3,584,078	3,828,925	7,490,263	(5,961,774)	9,999,515
Reinvested capital gains	–	–	3,167,338	–	4,308,175	–	3,077,491	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,520	155	9,867,889	5,564,962	13,566,073	10,449,788	8,497,019	11,904,069

Equity transactions:
Purchase payments received from contract owners (note 3)	276,640	110,145	1,050,695	647,988	186,438	139,627	904,895	750,388
Transfers between funds	2,844,360	–	1,628,136	13,240,569	(4,505,537)	(3,556,673)	(3,793,485)	23,168,108
Redemptions (note 3)	(176,039)	(169)	(4,406,231)	(2,200,081)	(7,149,235)	(4,620,084)	(7,592,682)	(2,102,480)
Annuity benefits	(14,756)	(935)	(722)	(748)	(28,185)	(26,249)	(3,661)	(724)
Annual contract maintenance charges (note 2)	–	–	(132)	(49)	(943)	(893)	(159)	(90)
Contingent deferred sales charges (note 2)	(3,293)	–	(28,064)	(21,458)	(39,953)	(56,733)	(60,370)	(17,745)
Adjustments to maintain reserves	414	–	124,619	7,261	12,529	10,172	18,530	6,195

Net equity transactions	2,927,326	109,041	(1,631,699)	11,673,482	(11,524,886)	(8,110,833)	(10,526,932)	21,803,652

Net change in contract owners’ equity	2,985,846	109,196	8,236,190	17,238,444	2,041,187	2,338,955	(2,029,913)	33,707,721
Contract owners’ equity beginning of period	109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

Contract owners’ equity end of period	$3,095,042	109,196	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419

CHANGES IN UNITS:
Beginning units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

Units purchased	324,863	11,030	1,206,276	1,861,659	11,553	23,699	1,915,037	2,532,517
Units redeemed	(57,620)	(108)	(1,322,576)	(1,026,360)	(544,471)	(531,961)	(2,481,825)	(1,110,622)

Ending units	278,165	10,922	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAs		VKCorPlus		VKCorPlus2		VKEmMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(329,046)	(212,582)	3,936	–	17,557	5,399	2,251,003	2,380,465
Realized gain (loss) on investments	4,327,112	3,187,282	(8,424)	–	(9,126)	(1,977)	164,038	367,827
Change in unrealized gain (loss) on investments	526,292	8,281,834	57,830	–	2,882	1,867	(302,610)	383,995
Reinvested capital gains	1,838,729	–	2,411	–	4,069	2,392	569,800	598,712

Net increase (decrease) in contract owners’ equity resulting from operations	6,363,087	11,256,534	55,753	–	15,382	7,681	2,682,231	3,730,999

Equity transactions:
Purchase payments received from contract owners (note 3)	173,898	88,259	197,646	–	146,008	83,435	143,428	64,105
Transfers between funds	(3,884,285)	(4,626,576)	3,949,802	–	212,053	101,699	(4,337,673)	(4,324,513)
Redemptions (note 3)	(3,905,451)	(3,375,718)	(185,923)	–	(52,961)	(11,006)	(3,973,277)	(4,571,427)
Annuity benefits	(5,082)	(3,662)	–	–	(6,452)	(1,465)	(11,892)	(14,924)
Annual contract maintenance charges (note 2)	(384)	(278)	(6)	–	–	–	(592)	(769)
Contingent deferred sales charges (note 2)	(23,266)	(26,587)	(743)	–	(843)	(95)	(36,691)	(53,593)
Adjustments to maintain reserves	(100,630)	9,922	36	–	435	56	11,487	3,313

Net equity transactions	(7,745,200)	(7,934,640)	3,960,812	–	298,240	172,624	(8,205,210)	(8,897,808)

Net change in contract owners’ equity	(1,382,113)	3,321,894	4,016,565	–	313,622	180,305	(5,522,979)	(5,166,809)
Contract owners’ equity beginning of period	30,520,858	27,198,964	–	–	471,818	291,513	34,452,432	39,619,241

Contract owners’ equity end of period	$29,138,745	30,520,858	4,016,565	–	785,440	471,818	28,929,453	34,452,432

CHANGES IN UNITS:
Beginning units	1,384,893	1,848,191	–	–	37,278	27,302	1,499,114	1,923,815

Units purchased	21,437	30,229	481,454	–	48,919	16,565	9,030	11,965
Units redeemed	(344,927)	(493,527)	(95,926)	–	(25,637)	(6,589)	(365,996)	(436,666)

Ending units	1,061,403	1,384,893	385,528	–	60,560	37,278	1,142,148	1,499,114

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKMidCapG		VKUSRealEst		VKCom2		VKStrGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(426,739)	(332,996)	(452,487)	13,000	(110,448)	(170,677)	(50,655)	(51,860)
Realized gain (loss) on investments	3,106,502	4,016,469	46,660,577	33,029,614	764,017	634,176	104,491	78,697
Change in unrealized gain (loss) on investments	(2,797,322)	314,220	41,050,396	3,234,726	704,379	(694,903)	(33,385)	120,797
Reinvested capital gains	2,080,800	–	23,801,070	8,632,526	1,126,315	623,887	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,963,241	3,997,693	111,059,556	44,909,866	2,484,263	392,483	20,451	147,634

Equity transactions:
Purchase payments received from contract owners (note 3)	535,611	445,589	7,374,893	7,453,537	191,862	278,191	34,932	10,294
Transfers between funds	(462,563)	3,079,228	(648,618)	(22,034,531)	(259,767)	(143,468)	(145,891)	(37,393)
Redemptions (note 3)	(4,561,021)	(2,127,887)	(44,838,722)	(32,195,191)	(1,404,892)	(936,567)	(153,299)	(172,424)
Annuity benefits	(7,310)	(6,752)	(101,412)	(100,171)	–	–	–	–
Annual contract maintenance charges (note 2)	(539)	(501)	(6,261)	(4,864)	–	–	–	–
Contingent deferred sales charges (note 2)	(40,395)	(37,490)	(356,617)	(366,573)	(22,774)	(14,091)	(357)	(4,948)
Adjustments to maintain reserves	2,490	4,302	130,079	77,340	(1,147)	(1,041)	(280)	(163)

Net equity transactions	(4,533,727)	1,356,489	(38,446,658)	(47,170,453)	(1,496,718)	(816,976)	(264,895)	(204,634)

Net change in contract owners’ equity	(2,570,486)	5,354,182	72,612,898	(2,260,587)	987,545	(424,493)	(244,444)	(57,000)
Contract owners’ equity beginning of period	31,132,049	25,777,867	325,028,955	327,289,542	18,867,355	19,291,848	2,808,969	2,865,969

Contract owners’ equity end of period	$28,561,563	31,132,049	397,641,853	325,028,955	19,854,900	18,867,355	2,564,525	2,808,969

CHANGES IN UNITS:
Beginning units	3,599,728	3,445,048	12,119,855	14,131,924	1,555,924	1,625,539	281,218	302,950

Units purchased	1,055,004	1,735,959	2,984,483	3,186,581	72,818	85,092	9,772	11,554
Units redeemed	(1,635,027)	(1,581,279)	(4,258,670)	(5,198,650)	(191,545)	(154,707)	(36,153)	(33,286)

Ending units	3,019,705	3,599,728	10,845,668	12,119,855	1,437,197	1,555,924	254,837	281,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(175,286)	(222,466)	–	–	(2,178,958)	(604,950)	50,348	(87,435)
Realized gain (loss) on investments	568,588	246,926	–	–	3,558,053	873,640	2,022,808	887,668
Change in unrealized gain (loss) on investments	939,041	1,129,044	–	–	(2,036,657)	21,518,707	6,684,221	2,769,929
Reinvested capital gains	482,332	–	–	–	37,163,816	12,473,104	325,133	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,814,675	1,153,504	–	–	36,506,254	34,260,501	9,082,510	3,570,162

Equity transactions:
Purchase payments received from contract owners (note 3)	207,646	165,937	135	–	6,922,146	5,045,918	2,069,999	1,817,902
Transfers between funds	(992,392)	(427,510)	(126)	–	22,515,234	16,747,553	(5,773,148)	(3,471,493)
Redemptions (note 3)	(1,812,196)	(2,117,393)	(9)	–	(14,652,338)	(8,564,205)	(7,110,294)	(6,681,462)
Annuity benefits	–	–	–	–	(9,331)	(277)	(11,750)	(3,515)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(20,531)	(48,663)	–	–	(265,373)	(211,179)	(124,703)	(169,527)
Adjustments to maintain reserves	4,257	3,555	–	–	97,373	60,197	13,961	11,233

Net equity transactions	(2,613,216)	(2,424,074)	–	–	14,607,711	13,078,007	(10,935,935)	(8,496,862)

Net change in contract owners’ equity	(798,541)	(1,270,570)	–	–	51,113,965	47,338,508	(1,853,425)	(4,926,700)
Contract owners’ equity beginning of period	16,700,637	17,971,207	–	–	192,045,291	144,706,783	99,104,556	104,031,256

Contract owners’ equity end of period	$15,902,096	16,700,637	–	–	243,159,256	192,045,291	97,251,131	99,104,556

CHANGES IN UNITS:
Beginning units	1,477,938	1,705,072	–	–	13,534,569	12,509,904	8,795,903	9,573,904

Units purchased	26,727	31,150	9	–	2,719,579	2,288,014	492,017	494,708
Units redeemed	(249,086)	(258,284)	(9)	–	(1,814,778)	(1,263,349)	(1,430,447)	(1,272,709)

Ending units	1,255,579	1,477,938	–	–	14,439,370	13,534,569	7,857,473	8,795,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRBond		WRCoreEq		WRDivInc		WREnergy
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,772,980	2,913,419	(1,207,892)	(2,487,486)	69,251	29,057	(1,755)	–
Realized gain (loss) on investments	(641,512)	(52,249)	2,347,220	(2,190,722)	165,994	86,363	(29,651)	–
Change in unrealized gain (loss) on investments	430,465	(3,026,762)	28,319,315	22,661,618	2,783,335	1,329,017	2,068	–
Reinvested capital gains	27,174	444,868	7,078,842	–	154,290	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,589,107	279,276	36,537,485	17,983,410	3,172,870	1,444,437	(29,338)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655,772	1,378,165	5,012,945	3,468,084	1,280,239	1,279,548	288,317	–
Transfers between funds	(783,660)	(706,473)	(11,026,135)	(12,131,036)	10,914,379	7,826,571	1,847,982	–
Redemptions (note 3)	(7,066,942)	(7,172,572)	(17,218,516)	(15,222,208)	(860,591)	(406,752)	(27,153)	–
Annuity benefits	(11,350)	(2,737)	(12,360)	(672)	(3,592)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(130,903)	(150,224)	(359,243)	(401,719)	(8,451)	(6,612)	(425)	–
Adjustments to maintain reserves	489	5,829	39,171	63,049	6,748	2,467	(244)	–

Net equity transactions	(6,336,594)	(6,648,012)	(23,564,138)	(24,224,502)	11,328,732	8,695,222	2,108,477	–

Net change in contract owners’ equity	(3,747,487)	(6,368,736)	12,973,347	(6,241,092)	14,501,602	10,139,659	2,079,139	–
Contract owners’ equity beginning of period	94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	–	–

Contract owners’ equity end of period	$90,872,949	94,620,436	260,740,459	247,767,112	31,724,593	17,222,991	2,079,139	–

CHANGES IN UNITS:
Beginning units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	–	–

Units purchased	766,763	695,643	1,494,254	1,066,061	1,110,335	880,760	250,745	–
Units redeemed	(1,281,140)	(1,236,094)	(3,965,362)	(3,929,863)	(244,763)	(111,294)	(25,620)	–

Ending units	7,144,826	7,659,203	25,267,360	27,738,468	2,287,217	1,421,645	225,125	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGlNatRes		WRGrowth		WRHiInc		WRIntlGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(309,143)	(68,059)	(3,785,387)	(4,027,541)	4,706,041	4,821,413	(526,441)	485,896
Realized gain (loss) on investments	187,347	2,185	3,441,849	(2,888,923)	(200,651)	(360,160)	2,228,068	785,153
Change in unrealized gain (loss) on investments	4,084,168	1,506,316	10,172,594	34,836,120	2,301,066	(3,537,984)	10,830,967	7,306,584
Reinvested capital gains	1,535,374	80,510	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,497,746	1,520,952	9,829,056	27,919,656	6,806,456	923,269	12,532,594	8,577,633

Equity transactions:
Purchase payments received from contract owners (note 3)	2,450,116	1,296,890	4,752,624	4,415,912	1,702,983	2,211,745	2,064,420	1,073,563
Transfers between funds	20,175,635	14,202,611	(32,012,674)	(24,676,997)	1,822,019	(3,178,264)	530,078	(3,466,130)
Redemptions (note 3)	(1,169,867)	(126,430)	(18,244,555)	(18,497,968)	(5,439,316)	(5,597,726)	(5,168,734)	(4,243,628)
Annuity benefits	(2,123)	–	(11,342)	(1,834)	(5,735)	(2,356)	(283)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,092)	(1,507)	(406,942)	(532,005)	(102,406)	(129,068)	(101,985)	(130,354)
Adjustments to maintain reserves	17,256	1,545	21,934	51,260	6,854	8,375	21,423	16,043

Net equity transactions	21,458,925	15,373,109	(45,900,955)	(39,241,632)	(2,015,601)	(6,687,294)	(2,655,081)	(6,750,506)

Net change in contract owners’ equity	26,956,671	16,894,061	(36,071,899)	(11,321,976)	4,790,855	(5,764,025)	9,877,513	1,827,127
Contract owners’ equity beginning of period	16,894,061	–	306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239

Contract owners’ equity end of period	$43,850,732	16,894,061	270,419,191	306,491,090	83,298,557	78,507,702	75,601,879	65,724,366

CHANGES IN UNITS:
Beginning units	1,378,143	–	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175

Units purchased	1,739,253	1,402,769	1,114,688	1,262,517	771,146	604,844	968,491	679,664
Units redeemed	(230,158)	(24,626)	(6,184,923)	(5,966,621)	(920,977)	(1,105,029)	(1,213,476)	(1,452,193)

Ending units	2,887,238	1,378,143	28,866,345	33,936,580	5,604,764	5,754,595	6,317,661	6,562,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRIntVal		WRLTBond		WRMicCpGr		WRMidCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$234,808	223,194	814,956	766,327	(79,069)	(38,586)	(70,154)	(13,369)
Realized gain (loss) on investments	293,886	138,918	(146,086)	(48,160)	438,083	46,980	59,706	6,913
Change in unrealized gain (loss) on investments	4,039,274	(380,361)	322,750	(575,552)	114,745	595,664	540,013	179,207
Reinvested capital gains	2,422,927	1,795,152	–	–	–	–	3,183	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,990,895	1,776,903	991,620	142,615	473,759	604,058	532,748	172,751

Equity transactions:
Purchase payments received from contract owners (note 3)	814,250	1,066,797	534,803	820,564	310,446	379,259	566,622	374,305
Transfers between funds	7,929,531	12,272,977	(2,990,817)	(2,052,144)	1,752,869	1,538,699	6,648,900	3,586,088
Redemptions (note 3)	(1,663,107)	(693,502)	(3,017,007)	(3,761,593)	(324,666)	(81,416)	(275,266)	(18,458)
Annuity benefits	(257)	(132)	(2,283)	(1,114)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(38,346)	(12,425)	(63,474)	(107,405)	(4,791)	(2,151)	(3,603)	(222)
Adjustments to maintain reserves	9,094	5,438	250	1,969	1,730	1,051	2,344	9,151

Net equity transactions	7,051,165	12,639,153	(5,538,528)	(5,099,723)	1,735,588	1,835,442	6,938,997	3,950,864

Net change in contract owners’ equity	14,042,060	14,416,056	(4,546,908)	(4,957,108)	2,209,347	2,439,500	7,471,745	4,123,615
Contract owners’ equity beginning of period	22,332,010	7,915,954	41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–

Contract owners’ equity end of period	$36,374,070	22,332,010	37,138,065	41,684,973	6,684,118	4,474,771	11,595,360	4,123,615

CHANGES IN UNITS:
Beginning units	1,636,753	635,691	3,575,770	4,015,932	339,344	184,067	363,735	–

Units purchased	736,295	1,207,884	365,505	437,591	256,478	200,690	711,487	372,676
Units redeemed	(288,385)	(206,822)	(838,393)	(877,753)	(138,381)	(45,413)	(120,592)	(8,941)

Ending units	2,084,663	1,636,753	3,102,882	3,575,770	457,441	339,344	954,630	363,735

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMMkt		WRMortSec		WRRealEstS		WRSciTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$805,168	249,864	298,244	188,934	(95,232)	44,211	(1,667,424)	(1,601,534)
Realized gain (loss) on investments	–	–	(27,848)	(4,229)	380,561	138,439	5,084,701	1,505,738
Change in unrealized gain (loss) on investments	–	–	(12,895)	(158,320)	4,288,987	799,712	850,742	17,929,142
Reinvested capital gains	–	–	–	–	674,509	367,016	3,314,400	–

Net increase (decrease) in contract owners’ equity resulting from operations	805,168	249,864	257,501	26,385	5,248,825	1,349,378	7,582,419	17,833,346

Equity transactions:
Purchase payments received from contract owners (note 3)	2,312,631	3,522,493	95,979	444,629	663,817	933,450	2,432,710	2,821,960
Transfers between funds	13,224,480	(2,041,361)	2,200,182	3,825,612	8,002,811	7,341,980	(9,648,484)	(3,215,343)
Redemptions (note 3)	(7,459,186)	(3,952,860)	(296,490)	(203,875)	(1,612,552)	(637,191)	(7,712,554)	(6,846,988)
Annuity benefits	(256)	–	(2,209)	(2,249)	(1,072)	(653)	(6,658)	(258)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(131,082)	(82,251)	(4,246)	(3,231)	(31,871)	(14,402)	(151,209)	(210,908)
Adjustments to maintain reserves	(11,512)	(1,585)	110	(1,086)	8,542	4,865	32,311	41,043

Net equity transactions	7,935,075	(2,555,564)	1,993,326	4,059,800	7,029,675	7,628,049	(15,053,884)	(7,410,494)

Net change in contract owners’ equity	8,740,243	(2,305,700)	2,250,827	4,086,185	12,278,500	8,977,427	(7,471,465)	10,422,852
Contract owners’ equity beginning of period	22,447,693	24,753,393	6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046

Contract owners’ equity end of period	$31,187,936	22,447,693	8,678,994	6,428,167	28,171,604	15,893,104	121,604,433	129,075,898

CHANGES IN UNITS:
Beginning units	2,198,821	2,454,823	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625

Units purchased	2,582,807	1,288,786	329,426	468,888	653,040	769,691	617,218	791,562
Units redeemed	(1,811,773)	(1,544,788)	(139,940)	(76,391)	(220,335)	(171,613)	(1,996,537)	(1,556,580)

Ending units	2,969,855	2,198,821	808,187	618,701	1,572,126	1,139,421	10,562,288	11,941,607

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCapGr		WRSmCpVal		WRValue		WFOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,930,505)	(2,030,432)	(143,927)	(140,468)	(359,682)	24,708	(2,372,112)	(2,572,676)
Realized gain (loss) on investments	7,996,394	5,909,852	91,021	95,619	5,967,101	3,557,467	8,533,861	5,493,299
Change in unrealized gain (loss) on investments	(14,162,677)	6,360,801	763,134	(1,405,621)	7,639,161	(6,405,564)	(7,569,217)	9,455,220
Reinvested capital gains	12,532,030	6,185,908	1,051,893	1,902,076	5,121,207	7,094,848	20,410,770	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,435,242	16,426,129	1,762,121	451,606	18,367,787	4,271,459	19,003,302	12,375,843

Equity transactions:
Purchase payments received from contract owners (note 3)	2,373,484	2,205,950	307,172	741,744	1,984,410	2,785,529	3,407,132	4,220,062
Transfers between funds	(17,972,882)	(11,796,466)	318,421	3,862,332	(17,674,720)	(4,468,709)	(21,115,824)	(19,996,931)
Redemptions (note 3)	(9,331,885)	(9,408,892)	(861,761)	(413,657)	(9,217,205)	(8,307,913)	(21,106,533)	(16,800,937)
Annuity benefits	(11,280)	(514)	–	–	(9,424)	(1,221)	(32,913)	(30,325)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,045)	(3,541)
Contingent deferred sales charges (note 2)	(199,702)	(283,350)	(17,350)	(7,278)	(211,900)	(245,808)	(257,360)	(254,088)
Adjustments to maintain reserves	14,676	41,389	2,232	1,604	16,449	29,658	22,110	15,566

Net equity transactions	(25,127,589)	(19,241,883)	(251,286)	4,184,745	(25,112,390)	(10,208,464)	(39,086,433)	(32,850,194)

Net change in contract owners’ equity	(20,692,347)	(2,815,754)	1,510,835	4,636,351	(6,744,603)	(5,937,005)	(20,083,131)	(20,474,351)
Contract owners’ equity beginning of period	153,052,793	155,868,547	12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

Contract owners’ equity end of period	$132,360,446	153,052,793	13,544,922	12,034,087	130,470,114	137,214,717	180,405,849	200,488,980

CHANGES IN UNITS:
Beginning units	12,069,149	13,698,218	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

Units purchased	623,531	492,850	275,334	533,981	498,029	920,546	546,237	949,874
Units redeemed	(2,633,077)	(2,121,919)	(299,355)	(160,115)	(2,427,503)	(1,742,147)	(3,678,971)	(3,869,945)

Ending units	10,059,603	12,069,149	981,472	1,005,493	9,004,271	10,933,745	13,514,581	16,647,315

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal)

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I (AIMBlueCh)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2)

    AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth)

    AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal)

        (formerly AIM Variable Insurance Funds – AIM V.I. Real Estate Fund – Series I Shares)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr)

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I (AIMPreEq)*

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Large Cap Growth Portfolio –

        Class B (AlLrgCpGrB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Deutsche VIT NASDAQ 100 Index Fund (DeuNAS100)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS)

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Socially Responsible Growth Fund Inc. – Service Shares The (DrySRGroS)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Evergreen Variable Annuity Funds;

    Evergreen Variable Annuity Funds – Evergreen VA Fund – Class 1 Shares (EvFund)*

    Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund –

        Class 1 Shares (EvFdLrgCp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares (EvIntEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares (EvOmega)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Equity Fund – Class 1 Shares (EvSpEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares (EvSpVal)*

    Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares (EvStratInc)*

Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1 (EvBal)*

Portfolios of the Evergreen Variable Trust;

    Evergreen Variable Trust – Evergreen VA Blue Chip Fund – Class I (EvBlCh)*

    Evergreen Variable Trust – Evergreen VA Capital Growth Fund – Class I (EvCapG)*

    Evergreen Variable Trust – Evergreen VA Equity Index Fund – Class I (EvEqIx)*

    Evergreen Variable Trust – Evergreen VA Global Leaders Fund – Class I (EvGloLead)*

    Evergreen Variable Trust – Evergreen VA Masters Fund – Class I (EvMasters)*

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Service Class (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio –

        Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

            Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I (GVITNWStrVal)*

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

    MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares (NBAMTFocus)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA –

        Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio –

        Administrative Shares (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)*

Royce Capital Fund – Micro Cap

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – International Magnum Portfolio –

        Class I (VKIntMag)*

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

    Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)

        (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

    W&R Target Funds Inc. – Balanced Portfolio (WRBal)

    W&R Target Funds Inc. – Bond Portfolio (WRBond)

    W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

    W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

    W&R Target Funds Inc. – Energy Portfolio (WREnergy)

    W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

    W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

    W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

    W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

    W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

    W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

    W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W&R Target Funds Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

* At December 31, 2006, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–	–	–		–	1.00%	–		–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	2.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$38,223,572	1,303	821	400	279	160	3,003	321
1.00%	14,272,735	–	331	–	–	131	563	–
1.05%	2,804,607	–	107	–	–	–	31	–
1.10%	12,387,351	1,909	91	897	262	7	92	565
1.15%	6,355,599	691	3	28	687	333	8	240
1.20%	19,178,445	58	319	–	–	377	1,630	–
1.25%	3,401,391	1,161	5,358	61	–	244	2,234	295
1.30%	3,301,054	177	–	–	19	–	5	–
1.35%	4,133,567	360	2	70	–	21	297	287
1.40%	29,233,111	81	529	51	597	144	1,465	847
1.45%	9,928,755	–	–	–	–	–	1,259	–
1.50%	3,653,393	–	24,687	–	–	3,941	1,034	–
1.55%	12,881,874	1,783	548	782	204	125	579	3,433
1.60%	6,744,521	18	6,447	–	260	1,791	58	–
1.65%	4,381,618	–	33,411	–	–	3,388	1,836	–
1.70%	1,803,920	–	2	–	–	–	45	–
1.75%	2,183,384	50	6,287	–	5	1,780	219	–
1.80%	1,596,093	–	2,779	–	–	581	–	–
1.85%	2,300,382	–	62	–	–	–	187	–
1.90%	692,537	–	3,089	–	–	193	122	–
1.95%	1,412,634	–	25,030	–	–	4,755	286	–
2.00%	1,385,622	569	79	–	–	126	61	–
2.05%	1,622,372	1,570	6,610	469	–	3,130	843	–
2.10%	943,602	–	16,681	–	–	1,532	56	–
2.15%	292,136	–	4,781	–	–	657	296	–
2.20%	878,010	–	7,713	–	–	3,948	162	–
2.25%	419,907	–	146	–	–	158	354	–
2.30%	144,551	–	–	–	–	–	–	–
2.35%	45,113	–	210	–	–	254	–	–
2.40%	234,011	–	–	–	–	–	–	–
2.45%	99,317	–	175	–	–	391	69	–
2.50%	115,023	–	3,408	–	–	–	–	–
2.55%	21,265	–	–	–	–	–	–	–
2.60%	157,364	–	7,439	–	–	123	222	–
2.65%	5,487	–	–	–	–	–	–	–
2.70%	2,254	–	–	–	–	–	–	–
2.85%	565	–	–	–	–	–	–	–

Totals	$187,237,142	9,730	157,145	2,758	2,313	28,290	17,016	5,988

	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
0.95%	$–	–	–	466	176	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	163	245	1,053	223	–	–	–
1.15%	–	14	62	43	114	–	–	–
1.20%	–	–	9	–	–	–	–	–
1.25%	–	–	–	79	144	–	284	–
1.30%	–	–	–	–	–	–	–	–
1.35%	–	–	–	83	129	–	–	–
1.40%	–	–	–	64	183	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	3,515	–	–	–	–	1,658	13,577	9,222
1.55%	–	–	–	964	943	–	–	–
1.60%	1,077	–	–	–	–	500	8,587	2,639
1.65%	3,920	–	–	–	–	1,990	11,261	19,193
1.70%	–	–	–	–	–	–	–	–
1.75%	559	–	–	–	–	270	2,016	1,610
1.80%	329	–	–	–	–	156	1,741	1,965
1.85%	–	–	–	–	–	–	–	–
1.90%	329	–	–	–	–	157	50	237
1.95%	2,798	–	–	–	–	1,360	9,836	15,312
2.00%	–	–	–	–	–	–	–	–
2.05%	4,594	–	–	404	–	2,261	8,206	4,182
2.10%	1,977	–	–	–	–	942	6,365	5,582
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
2.15%	83	–	–	–	–	39	432	–
2.20%	751	–	–	–	–	396	6,186	2,033
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	44	–	–	–	–	30	675	228
2.40%	–	–	–	–	–	–	–	–
2.45%	1,351	–	–	–	–	644	950	170
2.50%	72	–	–	–	–	34	2,324	1,381
2.55%	–	–	–	–	–	–	–	–
2.60%	403	–	–	–	–	190	2,032	436
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$21,802	177	316	3,156	1,912	10,627	74,522	64,190

	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
0.95%	$–	592,932	–	140,340	347,014	200,363	8,632	–
1.00%	–	248,841	–	43,558	173,539	59,749	1,648	–
1.05%	–	54,454	–	13,192	27,546	15,107	227	–
1.10%	–	154,104	–	33,105	41,304	50,374	1,223	–
1.15%	–	66,983	–	24,628	17,774	31,812	947	–
1.20%	–	292,171	–	118,582	155,154	142,893	4,318	–
1.25%	82	43,535	–	21,018	20,271	14,564	471	697
1.30%	–	50,171	–	13,633	33,335	14,347	1,001	–
1.35%	–	54,781	–	26,002	15,898	26,034	639	–
1.40%	–	355,312	–	118,188	120,129	120,091	3,195	–
1.45%	–	119,123	–	41,132	83,839	27,958	1,235	–
1.50%	14,855	42,812	14,738	7,845	24,020	11,222	187	–
1.55%	–	139,611	–	45,483	34,108	35,342	1,672	–
1.60%	2,369	56,649	1,897	23,494	12,025	29,657	646	–
1.65%	23,860	66,888	9,587	24,294	18,360	25,798	883	–
1.70%	–	19,244	–	2,722	3,406	7,389	247	–
1.75%	4,999	29,554	1,725	6,102	4,311	8,200	36	–
1.80%	2,657	25,199	792	5,140	3,499	9,480	42	–
1.85%	–	16,219	–	6,878	5,125	10,016	775	–
1.90%	2,675	7,318	1,259	244	1,286	523	74	–
1.95%	16,266	5,108	3,560	3,574	8,710	4,381	–	–
2.00%	881	13,121	556	3,848	1,248	1,805	124	–
2.05%	12,444	17,828	4,522	1,340	4,360	12,330	138	–
2.10%	12,581	4,174	22,997	3,173	225	1,140	22	–
2.15%	3,519	1,018	412	549	93	1,046	–	–
2.20%	8,197	2,213	9,768	4,061	1,011	1,392	6	–
2.25%	–	341	–	7,488	–	329	11	476
2.30%	–	498	–	–	12	478	–	–
2.35%	1,427	14	1,082	175	–	4	–	–
2.40%	–	1,087	–	94	–	1,746	–	–
2.45%	1,005	423	–	86	–	–	–	–
2.50%	633	378	929	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,247	499	1,354	–	–	404	–	–
2.65%	–	7	–	–	–	–	–	–
2.70%	–	204	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$109,697	2,482,814	75,178	739,968	1,157,602	865,974	28,399	1,173

	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV

0.95%	$37,279	–	1,213,184	–	567	–	1,920	9,760
1.00%	10,828	–	394,731	–	378	–	–	–
1.05%	2,251	–	77,366	–	–	–	–	41
1.10%	10,356	–	384,769	–	21	–	4,507	9,130
1.15%	9,135	–	203,099	–	154	–	2,901	4,173
1.20%	30,480	–	764,792	–	211	–	21	209
1.25%	4,615	–	114,646	–	125	63	367	1,315
1.30%	1,808	–	156,817	–	–	–	575	1,431
1.35%	4,573	–	171,142	–	18	–	431	1,675
1.40%	30,740	–	989,919	–	200	–	277	8,782
1.45%	8,881	–	333,668	–	451	–	1,518	880
1.50%	1,803	7,556	100,321	34,984	19	–	82	86
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
1.55%	12,772	–	456,700	–	30	–	1,670	7,544
1.60%	6,966	1,551	179,350	7,264	–	–	4,278	2,485
1.65%	5,387	7,963	132,464	15,362	83	–	2,942	438
1.70%	260	–	63,494	–	–	–	6,672	33
1.75%	1,364	2,689	76,982	6,131	–	–	8	62
1.80%	1,340	307	53,459	9,250	–	–	–	–
1.85%	1,997	–	82,287	–	3	–	–	1,413
1.90%	1,106	297	17,783	8,550	–	–	–	2,208
1.95%	285	6,101	11,579	20,278	–	–	–	–
2.00%	60	811	44,229	3,618	299	–	–	699
2.05%	120	3,086	45,652	13,576	–	–	–	–
2.10%	1,110	3,194	7,361	12,220	–	–	–	–
2.15%	301	105	9,054	1,610	–	–	–	–
2.20%	239	3,867	14,131	9,097	–	–	–	–
2.25%	81	–	5,628	–	–	248	–	–
2.30%	–	–	3,094	–	–	–	–	–
2.35%	–	84	–	2,310	–	–	–	–
2.40%	–	–	1,289	–	–	–	–	–
2.45%	–	145	3,064	2,808	–	–	–	–
2.50%	–	–	681	787	–	–	–	–
2.55%	–	–	751	–	–	–	–	–
2.60%	46	362	1,537	2,839	–	–	–	–
2.65%	–	–	38	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$186,183	38,118	6,115,061	150,684	2,559	311	28,169	52,364

	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
0.95%	$2,779	8,517	19,223	42,954	57,712	–	167,399	327,912
1.00%	–	–	7,098	23,407	34,905	–	59,250	144,695
1.05%	7	98	3,718	5,317	11,278	–	12,222	31,454
1.10%	2,978	5,290	899	1,118	2,376	–	51,611	115,856
1.15%	321	931	51	89	523	–	33,967	32,438
1.20%	–	155	2,672	5,460	18,139	–	82,050	117,029
1.25%	880	745	73	1,134	2,222	–	18,948	18,118
1.30%	1,016	1,124	29	409	3,066	–	15,190	21,177
1.35%	427	1,060	–	81	161	–	37,195	15,065
1.40%	2,235	4,653	29	128	6,313	–	119,469	131,674
1.45%	984	1,162	–	109	3,205	–	38,201	84,384
1.50%	68	85	–	866	1,571	4,621	10,460	13,922
1.55%	2,094	2,121	–	–	119	–	48,211	28,504
1.60%	2,362	4,356	–	36	25	1,609	26,439	11,091
1.65%	40	806	–	281	303	2,335	14,533	23,419
1.70%	30	31	–	–	30	–	8,216	7,153
1.75%	197	326	–	–	15	2,545	7,156	4,059
1.80%	33	–	–	–	558	229	5,241	3,847
1.85%	5,328	6,978	–	–	107	–	7,811	6,424
1.90%	–	3,681	–	–	31	127	4,748	1,138
1.95%	–	–	–	–	–	3,281	1,613	4,323
2.00%	589	–	–	–	–	545	6,228	2,411
2.05%	486	1,173	–	–	–	2,553	8,508	3,269
2.10%	–	–	–	–	22	1,964	276	1,111
2.15%	–	–	–	–	–	521	1,403	273
2.20%	–	–	–	–	–	5,631	1,856	858
2.25%	–	–	–	–	–	–	383	1,213
2.30%	–	–	–	–	10	–	393	143
2.35%	–	–	–	–	–	–	–	47
2.40%	–	–	–	–	–	–	619	–
2.45%	–	–	–	–	–	346	101	35
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	783	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	103
2.85%	–	–	–	–	–	–	–	–

Totals	$22,854	43,292	33,792	81,389	142,691	27,090	789,697	1,153,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
0.95%	$–	2,718,383	415,180	–	793	1,087	–	–
1.00%	–	1,319,787	179,968	–	–	–	–	–
1.05%	–	251,174	46,729	–	–	–	–	–
1.10%	–	584,236	98,545	–	320	696	–	–
1.15%	–	316,180	49,436	–	–	72	–	–
1.20%	–	1,130,927	196,565	–	–	–	–	–
1.25%	–	167,822	33,560	–	26	–	–	–
1.30%	–	249,719	37,194	–	–	–	–	–
1.35%	–	271,373	39,957	–	154	–	–	–
1.40%	–	1,256,682	195,600	–	370	2,185	–	–
1.45%	–	520,042	43,372	–	–	–	–	–
1.50%	1,135	105,201	21,783	10,940	–	–	2,365	1,635
1.55%	–	441,892	67,638	–	864	2,397	–	–
1.60%	65	229,083	33,135	6,844	–	–	–	4,564
1.65%	1,082	131,821	28,362	7,211	–	–	1,566	612
1.70%	–	116,309	8,431	–	–	–	–	–
1.75%	175	68,643	8,796	3,697	–	–	650	125
1.80%	–	66,242	11,489	895	–	–	111	381
1.85%	–	52,403	7,349	–	5,049	–	–	–
1.90%	34	25,447	3,000	843	–	–	–	774
1.95%	664	33,053	1,500	5,906	–	–	1,759	5,003
2.00%	–	33,292	2,911	66	–	–	–	–
2.05%	346	63,843	6,261	16,947	–	–	1,210	2,593
2.10%	483	6,116	2,092	4,502	–	–	709	1,329
2.15%	138	12,922	2,393	30	–	–	22	22
2.20%	45	13,303	654	5,093	–	–	2,248	2,222
2.25%	–	7,559	1,274	–	–	–	–	–
2.30%	–	4,002	132	–	–	–	–	–
2.35%	–	219	33	246	–	–	939	–
2.40%	–	134	316	–	–	–	–	–
2.45%	500	50	41	2,920	–	–	–	–
2.50%	–	–	–	1,314	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	32	–	795	577	–	–	496	358
2.65%	–	95	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$4,699	10,197,954	1,544,491	68,031	7,576	6,437	12,075	19,618

	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
0.95%	$–	873	718,765	–	2,194,342	–	1,244,579	–
1.00%	–	502	159,188	–	924,248	–	697,688	–
1.05%	–	45	39,732	–	203,332	–	120,823	–
1.10%	–	48	225,483	–	539,420	–	281,859	–
1.15%	–	52	129,878	–	281,564	–	127,480	–
1.20%	–	377	430,975	–	1,125,598	–	709,848	–
1.25%	–	–	74,894	–	166,959	–	100,316	–
1.30%	–	227	78,157	–	159,452	–	142,985	–
1.35%	–	83	117,062	–	286,650	–	139,440	–
1.40%	–	1,459	584,345	–	1,466,835	–	826,305	–
1.45%	–	1,418	147,597	–	504,677	–	405,400	–
1.50%	13,314	–	67,111	35,847	128,495	62,574	84,983	18,977
1.55%	–	338	276,406	–	555,934	–	217,762	–
1.60%	4,447	125	165,535	11,031	277,429	20,844	88,021	10,618
1.65%	13,398	115	67,759	26,334	189,888	36,260	116,151	12,701
1.70%	–	62	64,751	–	67,846	–	86,737	–
1.75%	3,216	–	79,334	9,050	103,941	16,952	37,292	7,248
1.80%	1,171	166	32,837	2,135	77,462	12,043	30,495	3,417
1.85%	–	372	43,869	–	89,648	–	25,657	–
1.90%	798	122	14,799	3,012	13,661	12,120	16,818	1,729
1.95%	7,679	–	6,295	24,498	21,621	37,862	10,298	7,484
2.00%	284	–	25,835	265	32,021	530	25,530	504
2.05%	6,000	–	38,095	12,297	58,797	12,847	16,273	14,238
2.10%	26,088	–	2,966	19,500	1,638	42,760	3,604	10,425
2.15%	3,599	50	3,736	1,465	5,708	678	5,757	50
2.20%	6,346	–	6,805	16,562	16,278	20,760	5,296	10,531
2.25%	–	26	2,949	–	8,074	–	918	–
2.30%	–	–	1,732	–	2,579	–	760	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
2.35%	805	–	67	799	36	764	56	75
2.40%	–	–	1,021	–	453	–	43	–
2.45%	1,402	–	65	1,030	2,587	3,120	151	3,510
2.50%	7,498	–	704	1,544	–	4,867	85	1,847
2.55%	–	–	–	–	723	–	–	–
2.60%	823	–	2,468	5,449	944	9,086	790	1,862
2.65%	–	–	94	–	25	–	33	–
2.70%	–	–	256	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,868	6,460	3,611,565	170,818	9,508,865	294,067	5,570,233	105,216

	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
0.95%	$619,508	216,017	–	334,808	2,500,667	–	154,162	240,435
1.00%	246,404	96,228	–	81,448	1,103,347	–	56,036	158,187
1.05%	62,006	21,237	–	13,477	195,212	–	11,015	33,560
1.10%	134,483	21,204	–	67,640	576,689	–	48,808	21,047
1.15%	68,045	10,942	–	47,585	274,698	–	17,230	6,629
1.20%	347,136	113,049	–	199,557	1,351,397	–	93,526	76,726
1.25%	46,089	16,826	–	21,599	170,143	–	15,091	10,195
1.30%	59,734	15,167	–	30,496	240,568	–	13,747	12,136
1.35%	63,209	9,678	–	36,834	285,584	–	15,757	8,616
1.40%	365,829	74,706	–	194,925	1,537,889	–	110,114	65,634
1.45%	128,779	53,043	–	52,209	642,264	–	31,914	31,481
1.50%	36,706	9,055	28,129	10,788	156,254	71,060	11,035	6,924
1.55%	104,179	15,254	–	61,613	489,665	–	25,728	21,459
1.60%	50,374	3,603	10,713	33,497	220,325	15,174	39,785	6,833
1.65%	38,740	6,295	24,875	27,935	172,957	40,539	9,624	11,124
1.70%	20,505	3,874	–	8,715	75,346	–	3,607	4,488
1.75%	43,232	3,347	8,417	10,837	107,727	22,680	7,941	2,427
1.80%	12,255	3,794	2,469	9,422	76,912	7,841	8,045	1,445
1.85%	22,320	5,380	–	15,011	101,835	–	8,639	4,050
1.90%	2,314	1,313	6,398	4,203	30,271	9,619	3,750	1,294
1.95%	5,867	1,280	31,615	764	24,921	58,135	1,418	1,177
2.00%	12,804	2,828	2,386	3,900	59,940	2,413	5,651	510
2.05%	8,060	2,533	18,642	7,977	45,826	27,668	3,361	1,285
2.10%	1,975	1,036	22,170	1,665	11,192	38,336	1,372	161
2.15%	5,239	–	716	893	11,622	1,511	1,351	1,678
2.20%	5,455	849	16,118	2,569	10,243	28,886	2,884	507
2.25%	176	11	–	736	30,419	–	7,415	14
2.30%	108	–	–	1,073	8,224	–	24	8
2.35%	82	–	450	74	311	2,734	–	21
2.40%	–	–	–	2	19,776	–	95	–
2.45%	61	–	3,534	100	1,068	1,042	–	–
2.50%	–	–	3,298	–	1,703	2,389	–	–
2.55%	192	–	–	–	1,731	–	–	–
2.60%	–	–	2,105	468	2,049	4,002	–	–
2.65%	22	–	–	15	367	–	–	–
2.70%	–	–	–	–	238	–	–	–
2.85%	–	–	–	–	16	–	–	–

Totals	$2,511,888	708,549	182,035	1,282,835	10,539,396	334,029	709,125	730,051

	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
0.95%	$19,712	–	98,569	–	16,459	1,027	–	2,953
1.00%	4,311	–	33,862	–	3,441	406	–	2,811
1.05%	1,300	–	6,170	–	1,255	–	–	112
1.10%	5,660	–	22,921	–	2,179	152	–	288
1.15%	2,693	–	18,360	–	1,375	112	–	37
1.20%	17,324	–	61,937	–	6,197	447	–	975
1.25%	2,053	7,418	13,169	–	2,618	990	291	156
1.30%	2,421	–	8,922	–	636	236	–	102
1.35%	2,233	–	12,917	–	2,142	–	–	358
1.40%	13,248	–	85,509	–	4,655	4,236	–	369
1.45%	7,450	–	36,234	–	4,946	26	–	103
1.50%	633	45,234	4,408	10,895	1,527	666	–	27
1.55%	6,828	–	27,009	–	4,176	1,235	–	552
1.60%	3,814	16,728	18,964	2,306	1,998	–	–	–
1.65%	2,075	29,329	9,450	2,371	804	–	–	17
1.70%	1,265	–	8,221	–	292	128	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
1.75%	247	12,994	7,163	3,709	487	390	–	391
1.80%	150	3,914	2,748	1,541	301	–	–	–
1.85%	2,998	–	4,970	–	694	–	–	–
1.90%	634	6,267	438	1,168	44	–	–	–
1.95%	275	31,876	660	8,774	582	–	–	–
2.00%	268	4,688	1,751	47	601	2,132	–	–
2.05%	793	27,730	1,167	3,663	796	–	–	–
2.10%	–	26,204	3,900	8,435	28	–	–	–
2.15%	–	1,000	1,275	843	63	–	–	–
2.20%	120	17,611	1,806	2,494	505	–	–	–
2.25%	–	9,325	2,164	–	24	–	–	–
2.30%	815	–	178	–	1,189	–	–	–
2.35%	–	1,581	–	143	290	–	–	–
2.40%	–	–	27	–	9	–	–	–
2.45%	–	3,560	223	215	–	–	–	–
2.50%	–	6,191	193	1,244	–	–	–	–
2.55%	60	–	–	–	36	–	–	–
2.60%	–	2,343	–	1,492	–	–	–	–
2.65%	28	–	29	–	16	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$99,408	253,993	495,314	49,340	60,365	12,183	291	9,251

	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
0.95%	$–	303	–	190	59	16,421	–	16,818
1.00%	–	234	–	–	–	9,682	–	6,711
1.05%	–	–	–	1	–	2,933	–	1,859
1.10%	–	141	–	475	16	5,109	–	1,714
1.15%	–	20	–	147	207	1,854	–	1,382
1.20%	–	581	–	113	12	18,272	–	8,838
1.25%	122	16	139	3	–	4,086	11,615	6,819
1.30%	–	–	–	22	–	5,089	–	325
1.35%	–	402	–	43	–	3,616	–	1,125
1.40%	–	677	–	341	214	23,491	–	8,807
1.45%	–	102	–	58	–	14,235	–	4,303
1.50%	–	–	–	45	61	986	–	193
1.55%	–	19	–	405	86	7,368	–	1,847
1.60%	–	–	–	66	30	3,073	–	1,798
1.65%	–	–	–	90	42	743	–	769
1.70%	–	–	–	203	316	1,339	–	1,164
1.75%	–	–	–	284	–	1,003	–	206
1.80%	–	469	–	1	–	736	–	314
1.85%	–	–	–	–	–	1,416	–	1,698
1.90%	–	–	–	–	–	149	–	414
1.95%	–	–	–	21	–	189	–	301
2.00%	–	–	–	126	7	253	–	200
2.05%	–	–	–	–	–	796	–	483
2.10%	–	–	–	–	–	10	–	39
2.15%	–	–	–	–	–	103	–	64
2.20%	–	–	–	–	–	–	–	124
2.25%	316	–	1,984	–	–	361	8,131	49
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	193
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	46
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$438	2,964	2,123	2,634	1,050	123,313	19,746	68,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
0.95%	$3,218	–	3,932	12,094	15,982	14,891	11,351	13,152
1.00%	1,171	–	1,484	1,567	6,761	992	2,878	4,501
1.05%	573	–	309	1,330	933	285	575	903
1.10%	556	–	1,006	1,666	1,745	2,092	3,948	4,552
1.15%	366	–	631	331	1,770	793	900	3,284
1.20%	2,152	–	1,959	7,827	19,461	8,058	10,428	13,767
1.25%	3,166	1,259	6,646	1,850	1,589	402	1,324	1,616
1.30%	368	–	402	181	6,249	726	8,873	5,013
1.35%	157	–	640	491	2,769	1,837	2,561	4,004
1.40%	2,245	–	3,254	13,301	15,996	7,443	10,083	16,959
1.45%	3,149	–	981	3,791	2,880	2,325	1,183	2,558
1.50%	125	–	241	16	385	216	242	777
1.55%	767	–	1,242	1,849	4,087	1,158	1,907	3,559
1.60%	1,711	–	659	806	91	520	453	3,403
1.65%	449	–	552	3,005	716	1,347	1,321	2,352
1.70%	612	–	211	825	1,273	119	582	1,013
1.75%	26	–	518	16	309	73	34	300
1.80%	21	–	22	1	172	706	396	279
1.85%	389	–	567	345	580	477	1,997	34
1.90%	624	–	47	407	32	301	–	5
1.95%	–	–	–	–	482	–	13	–
2.00%	55	–	59	79	309	–	178	79
2.05%	697	–	112	536	574	361	275	–
2.10%	16	–	24	–	–	–	1	20
2.15%	53	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	96	122	61
2.25%	40	–	–	–	774	625	–	932
2.30%	–	–	–	86	–	–	–	–
2.35%	78	–	–	–	–	–	–	–
2.40%	–	–	–	–	107	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	47	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$22,784	1,259	25,498	52,400	86,026	45,843	61,672	83,123

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
0.95%	$–	198,186	–	15,942	287,165	–	306,794	91,825
1.00%	–	60,144	–	2,828	102,137	–	121,300	22,840
1.05%	–	10,077	–	301	12,776	–	29,467	4,502
1.10%	–	33,188	–	7,021	60,878	–	81,216	23,290
1.15%	–	26,933	–	1,896	42,333	–	46,734	9,880
1.20%	–	158,257	–	2,284	150,895	–	130,016	177,315
1.25%	59	6,862	6,070	1,767	23,364	–	21,305	16,314
1.30%	–	29,133	–	776	28,301	–	35,724	9,425
1.35%	–	27,246	–	735	43,176	–	33,599	10,902
1.40%	–	124,431	–	4,994	173,362	–	165,701	68,959
1.45%	–	30,896	–	3,354	116,018	–	56,892	18,740
1.50%	–	10,162	5,790	780	15,471	3,992	15,047	7,900
1.55%	–	33,919	–	3,165	60,766	–	71,300	26,638
1.60%	–	23,925	3,030	1,168	35,880	984	34,065	11,672
1.65%	–	15,708	2,024	492	23,436	2,516	18,558	4,736
1.70%	–	7,733	–	1,135	11,191	–	16,416	24,587
1.75%	–	6,399	3,240	1,289	19,346	1,004	26,094	3,030
1.80%	–	4,504	–	1,453	10,175	–	13,179	4,128
1.85%	–	9,337	–	1,499	15,932	–	14,888	9,748
1.90%	–	1,382	444	49	4,214	759	3,270	3,581
1.95%	–	942	2,140	–	3,710	2,088	2,501	1,878
2.00%	–	5,161	808	210	13,257	305	7,011	10,517
2.05%	–	6,695	2,470	889	6,510	1,283	3,912	3,147
2.10%	–	597	1,684	421	1,199	1,266	1,820	550
2.15%	–	1,120	339	32	815	577	1,071	6,789
2.20%	–	1,608	801	–	5,084	3,580	792	737
2.25%	–	440	–	–	3,107	–	15	577
2.30%	–	2,476	–	–	5,174	–	345	6,686
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
2.35%	–	–	260	–	1,495	–	–	–
2.40%	–	7,186	–	–	8,620	–	155	16,336
2.45%	–	54	322	–	578	48	–	–
2.50%	–	–	43	–	–	115	405	–
2.55%	–	521	–	–	783	–	–	1,754
2.60%	–	–	845	–	–	471	–	–
2.65%	–	228	–	–	270	–	–	350
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$59	845,450	30,310	54,480	1,287,418	18,988	1,259,592	599,333

	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$1,313	–	32,243	–	65,443	4,325	26,167	–
1.00%	345	–	15,916	–	22,512	3,296	8,347	–
1.05%	49	–	2,124	–	4,763	187	1,237	–
1.10%	290	–	7,482	–	19,492	2,031	7,663	–
1.15%	213	–	5,670	–	19,852	411	4,776	–
1.20%	228	–	18,040	–	37,725	3,385	14,668	–
1.25%	425	445	1,421	1,261	2,778	447	1,716	860
1.30%	190	–	1,466	–	3,838	339	1,196	–
1.35%	108	–	2,591	–	9,587	224	3,148	–
1.40%	1,509	–	29,912	–	53,164	5,498	19,288	–
1.45%	75	–	9,730	–	26,870	1,441	7,488	–
1.50%	5	–	470	–	7,969	399	1,305	–
1.55%	1	–	17,948	–	34,397	2,507	6,923	–
1.60%	187	–	6,741	–	9,780	454	5,840	–
1.65%	404	–	3,347	–	9,141	179	2,603	–
1.70%	81	–	2,090	–	3,287	186	1,062	–
1.75%	–	–	1,531	–	4,893	110	1,692	–
1.80%	9	–	926	–	4,137	311	2,084	–
1.85%	180	–	2,103	–	3,270	293	1,172	–
1.90%	–	–	865	–	3,545	150	698	–
1.95%	–	–	2,154	–	5,250	12	1,144	–
2.00%	–	–	2,978	–	1,926	191	897	–
2.05%	–	–	1,785	–	6,134	13	2,016	–
2.10%	–	–	110	–	1,603	10	203	–
2.15%	53	–	12	–	154	–	636	–
2.20%	–	–	147	–	2,410	74	77	–
2.25%	30	–	250	–	287	–	5	–
2.30%	–	–	1,328	–	65	–	–	–
2.35%	–	–	32	–	1,022	–	83	–
2.40%	–	–	1,688	–	152	–	23	–
2.45%	–	–	–	–	150	–	63	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	137	–	193	–	–	–
2.60%	–	–	11	–	2,515	–	–	–
2.65%	–	–	19	–	33	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,695	445	173,267	1,261	368,337	26,473	124,220	860

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
0.95%	$59,552	1,523,649	–	275,440	4,335	86,986	155,643	209,999
1.00%	39,783	606,448	–	153,535	593	39,977	34,820	47,685
1.05%	3,111	137,710	–	35,339	636	5,702	19,757	6,002
1.10%	9,630	375,656	–	35,533	1,303	14,824	56,214	83,191
1.15%	12,290	195,110	–	18,121	417	14,797	48,862	47,250
1.20%	26,391	679,198	–	46,049	771	57,122	95,858	174,351
1.25%	2,011	100,611	–	8,973	452	5,413	71,418	31,188
1.30%	1,932	95,599	–	27,461	292	8,960	11,868	21,763
1.35%	4,183	141,674	–	9,191	550	14,899	26,254	40,873
1.40%	71,366	948,739	–	54,520	3,189	65,911	153,891	187,978
1.45%	28,377	235,888	–	24,791	117	33,533	41,388	37,805
1.50%	3,061	97,498	52,329	8,276	230	15,415	27,612	51,922
1.55%	22,303	440,333	–	21,128	1,516	25,668	58,548	115,238
1.60%	9,982	169,524	12,157	3,049	1,980	10,808	42,469	110,675
1.65%	5,124	97,947	40,604	5,635	193	11,211	56,462	48,256
1.70%	1,344	54,336	–	2,653	–	4,398	9,973	9,747
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
1.75%	3,585	78,682	10,612	2,559	–	5,029	26,025	32,102
1.80%	871	37,399	5,242	1,502	241	3,143	21,060	3,604
1.85%	10,171	52,194	–	3,003	631	7,994	14,431	9,491
1.90%	1,016	13,988	7,814	98	–	2,680	2,000	5
1.95%	1,371	12,994	43,475	60	–	187	45,402	9,759
2.00%	9,901	46,462	508	664	–	5,518	9,530	20,102
2.05%	1,129	47,908	21,735	298	–	3,162	24,738	20,835
2.10%	104	6,093	42,970	472	19	551	10,269	13,065
2.15%	65	3,954	1,097	642	–	694	1,988	4,288
2.20%	752	3,459	23,730	270	–	2,038	22,852	7,874
2.25%	960	14,440	–	265	–	158	1,423	8,782
2.30%	638	2,725	–	51	–	4,216	4,301	5
2.35%	–	9	541	8	–	–	–	293
2.40%	220	818	–	–	–	2,242	1,104	–
2.45%	–	2,004	3,560	250	–	165	1,920	77
2.50%	–	3	2,299	1	–	–	–	97
2.55%	4	166	–	–	–	198	–	–
2.60%	–	24	5,387	–	–	–	18,071	4,302
2.65%	–	–	–	–	–	–	57	82
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$331,227	6,223,242	274,060	739,837	17,465	453,599	1,116,208	1,358,686

	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
0.95%	$874,577	447,679	329,021	358,950	222,746	766,502	1,512,911	1,404,019
1.00%	309,859	140,802	103,075	146,255	91,286	278,220	590,165	738,251
1.05%	59,185	13,791	16,042	33,306	16,571	46,289	161,015	117,013
1.10%	388,413	238,124	172,363	92,091	58,646	228,623	285,427	224,504
1.15%	300,573	205,035	103,371	45,844	33,320	132,267	136,365	67,796
1.20%	463,759	263,466	182,473	200,086	140,035	445,302	855,929	236,464
1.25%	231,374	118,125	94,876	21,382	20,705	61,466	104,430	52,427
1.30%	73,391	30,518	36,497	34,744	29,288	83,769	131,878	40,053
1.35%	128,419	87,257	38,293	40,319	19,546	110,356	183,884	47,157
1.40%	1,030,429	569,936	316,502	258,145	166,707	596,010	1,181,137	429,573
1.45%	237,623	126,480	84,149	100,953	86,670	237,227	429,022	205,439
1.50%	208,373	127,687	88,619	24,498	17,110	52,713	141,966	47,091
1.55%	376,303	224,942	182,420	109,496	67,929	276,041	403,319	117,808
1.60%	340,829	200,914	175,639	33,105	29,991	114,994	198,540	41,329
1.65%	172,077	142,031	77,303	24,930	17,089	78,571	125,234	43,254
1.70%	77,867	48,350	36,403	9,820	7,942	32,505	60,346	21,139
1.75%	223,371	100,317	85,679	16,580	5,590	43,256	59,769	12,452
1.80%	73,182	45,662	45,773	8,726	11,412	34,824	44,343	9,571
1.85%	127,108	87,445	31,237	10,368	15,156	55,673	102,485	19,752
1.90%	17,733	33,833	5,463	1,876	4,570	16,477	15,180	4,854
1.95%	69,162	54,979	14,076	4,686	2,240	9,230	22,418	4,608
2.00%	43,022	76,782	18,232	5,629	8,738	31,990	33,080	10,819
2.05%	124,956	37,767	30,881	5,415	7,477	39,146	25,639	5,567
2.10%	93,226	52,851	33,393	585	1,990	4,668	22,032	3,343
2.15%	21,012	21,544	18,418	2,470	2,127	4,059	4,254	2,864
2.20%	87,227	78,044	42,002	1,649	907	15,059	29,954	1,742
2.25%	59,270	68,470	7,820	348	3,291	5,515	6,016	11,909
2.30%	2,776	7,865	1,680	471	220	3,177	2,431	1,958
2.35%	6,922	1,583	318	62	20	31	2,621	62
2.40%	2	3,355	–	289	2,844	5,520	–	2,096
2.45%	4,129	3,196	2,365	–	71	2,373	1,376	–
2.50%	17,092	3,806	8,409	–	–	–	103	66
2.55%	–	562	–	–	113	304	–	143
2.60%	7,244	13,134	9,153	7	–	–	1,120	–
2.65%	92	54	84	59	58	82	–	35
2.70%	–	–	–	–	–	158	–	–
2.85%	–	504	–	–	–	–	–	–

Totals	$6,250,577	3,676,890	2,392,029	1,593,144	1,092,405	3,812,397	6,874,389	3,925,158

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
0.95%	$–	–	42,771	190,236	–	1,115,665	–	1,052,129
1.00%	–	–	14,703	61,451	–	334,156	–	394,197
1.05%	–	–	1,275	8,624	–	73,530	–	64,268
1.10%	–	–	6,351	73,169	–	297,502	–	225,690
1.15%	–	–	6,086	33,741	–	133,342	–	114,799
1.20%	–	–	17,786	129,828	–	520,121	–	516,178
1.25%	–	49	3,477	22,392	–	74,173	–	76,928
1.30%	–	–	3,366	26,428	–	84,846	–	97,339
1.35%	–	–	4,689	32,435	–	124,301	–	86,704
1.40%	–	–	21,121	176,620	–	701,103	–	583,438
1.45%	–	–	10,591	81,649	–	238,191	–	220,194
1.50%	4,668	–	6,349	14,346	4,862	59,201	15,525	52,310
1.55%	–	–	11,985	72,317	–	289,360	–	165,200
1.60%	2,477	–	5,616	35,392	1,156	127,327	2,838	84,569
1.65%	4,283	–	5,150	27,054	4,384	101,681	12,013	94,761
1.70%	–	–	3,191	18,392	–	51,005	–	30,299
1.75%	2,395	–	557	12,070	1,261	62,766	2,376	31,477
1.80%	859	–	1,283	9,276	415	36,902	477	35,585
1.85%	–	–	5,492	10,455	–	57,764	–	58,153
1.90%	806	–	2,629	3,421	518	14,010	1,345	7,613
1.95%	2,761	–	984	1,664	5,100	21,377	7,385	12,338
2.00%	–	–	6,338	10,954	21	61,613	178	20,679
2.05%	2,572	–	978	7,931	2,621	31,312	3,814	25,341
2.10%	1,986	–	378	2,543	4,864	5,150	7,894	3,665
2.15%	–	–	3,668	1,194	165	4,688	1,131	5,597
2.20%	5,248	–	1,944	2,831	1,458	16,258	5,000	4,247
2.25%	–	–	619	803	–	3,834	–	1,731
2.30%	–	–	6,426	162	–	1,263	–	6,104
2.35%	–	–	–	37	650	76	289	–
2.40%	–	–	15,344	272	–	1,427	–	15,530
2.45%	559	–	13	–	198	1,260	36	106
2.50%	15,980	–	–	–	62	–	244	171
2.55%	–	–	1,471	43	–	112	–	1,515
2.60%	355	–	–	–	410	–	1,291	–
2.65%	–	–	383	60	–	63	–	354
2.70%	–	–	–	–	–	–	–	171
2.85%	–	–	–	–	–	10	–	–

Totals	$44,949	49	213,014	1,067,790	28,145	4,645,389	61,836	4,089,380

	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	59,730	184,008	459,088	80,712	41,520	–
1.00%	–	–	28,702	98,876	165,978	35,431	14,641	–
1.05%	–	–	3,002	18,906	39,269	9,740	1,680	–
1.10%	–	–	19,695	40,390	96,364	9,987	8,405	–
1.15%	–	–	9,506	41,290	42,922	3,252	4,256	–
1.20%	–	–	42,899	160,467	248,154	24,049	22,658	–
1.25%	–	5,249	5,052	26,335	26,094	5,601	2,469	620
1.30%	–	–	5,092	18,181	37,751	9,996	5,274	–
1.35%	–	–	7,698	34,455	46,090	3,600	6,321	–
1.40%	–	–	43,631	142,468	282,752	25,879	30,495	–
1.45%	–	–	15,447	102,234	108,838	10,088	12,502	–
1.50%	17,718	–	9,353	31,699	42,862	1,839	744	–
1.55%	–	–	14,222	51,694	87,074	6,397	10,499	–
1.60%	10,086	–	14,714	37,104	43,894	1,149	5,993	–
1.65%	6,897	–	6,627	55,537	51,034	2,670	2,922	–
1.70%	–	–	2,446	8,068	17,863	246	4,964	–
1.75%	4,057	–	5,731	11,045	24,777	699	1,351	–
1.80%	5,671	–	2,422	12,868	15,471	2,576	1,524	–
1.85%	–	–	1,377	6,876	20,422	2,523	2,866	–
1.90%	5,679	–	3,882	3,697	5,402	239	709	–
1.95%	10,654	–	3,039	2,598	19,818	13	306	–
2.00%	1,674	–	5,265	3,432	15,143	87	646	–
2.05%	8,269	–	4,158	3,103	18,852	1,743	909	–
2.10%	8,124	–	1,422	1,345	9,333	463	804	–
2.15%	306	–	613	906	8,869	–	528	–
2.20%	10,530	–	1,296	2,597	11,229	453	652	–
2.25%	–	1,167	194	4,259	698	19	3	–
2.30%	–	–	3,069	801	6,648	–	238	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
2.35%	24	–	–	–	765	28	–	–
2.40%	–	–	4,553	–	16,465	–	3	–
2.45%	2,611	–	–	45	2,969	–	107	–
2.50%	1,736	–	–	–	996	224	–	–
2.55%	–	–	388	–	1,745	–	–	–
2.60%	2,328	–	1,014	822	2,762	–	–	–
2.65%	–	–	120	–	320	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,364	6,416	326,359	1,106,106	1,978,711	239,703	185,989	620

	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
0.95%	$416,975	38,157	91,872	11,775	242,552	310,195	140,545	–
1.00%	203,082	15,314	49,964	3,771	102,548	161,886	50,665	–
1.05%	24,460	3,358	6,893	428	14,780	16,639	9,959	–
1.10%	108,395	14,189	17,337	1,377	94,116	84,177	31,227	–
1.15%	51,249	7,531	9,579	394	41,186	43,112	18,516	–
1.20%	344,952	30,885	64,442	3,585	204,081	272,024	95,525	–
1.25%	48,144	10,330	8,359	414	35,817	28,638	15,859	3,282
1.30%	93,463	4,549	12,068	110	20,389	41,857	27,661	–
1.35%	54,628	8,720	5,308	1,222	47,803	20,286	18,515	–
1.40%	534,525	41,801	112,399	9,545	237,836	347,815	80,424	–
1.45%	324,065	19,318	77,892	4,839	114,110	248,816	28,949	–
1.50%	56,712	3,238	12,992	969	20,433	51,902	15,090	–
1.55%	144,804	20,918	18,393	2,252	77,073	75,697	32,159	–
1.60%	54,988	5,414	7,406	1,618	39,894	24,023	13,794	–
1.65%	74,925	11,323	11,464	1,641	43,656	31,075	13,619	–
1.70%	27,710	5,444	4,098	76	25,763	17,563	4,970	–
1.75%	14,889	1,959	543	885	19,829	5,302	2,958	–
1.80%	26,136	3,885	2,474	48	10,403	16,570	4,600	–
1.85%	24,967	2,633	2,217	1,057	13,757	19,926	6,775	–
1.90%	16,664	886	2,313	1,372	6,214	3,728	3,331	–
1.95%	17,670	205	2,282	312	5,251	7,662	455	–
2.00%	12,737	1,322	988	33	12,709	8,694	1,628	–
2.05%	13,196	1,670	2,967	263	8,993	5,288	4,564	–
2.10%	2,537	640	652	–	2,117	2,026	3,343	–
2.15%	3,828	481	95	–	3,823	422	475	–
2.20%	3,034	341	463	377	2,034	3,424	1,485	–
2.25%	1,078	229	22	271	841	602	373	174
2.30%	124	452	8	–	3,616	41	428	–
2.35%	62	19	14	–	–	39	–	–
2.40%	1,361	46	–	–	9,377	–	–	–
2.45%	11	205	4	244	–	15	105	–
2.50%	851	–	–	–	65	136	–	–
2.55%	–	46	–	–	997	–	1	–
2.60%	758	–	–	–	–	–	–	–
2.65%	–	–	–	–	146	–	–	–
2.70%	140	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,703,120	255,508	525,508	48,878	1,462,209	1,849,580	627,998	3,456

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	40,522	364	–	276,310	4,796	124,200
1.00%	–	–	2,900	109	–	114,000	1,000	33,298
1.05%	–	–	727	–	–	31,773	88	5,608
1.10%	–	–	2,324	14	–	64,011	1,978	24,571
1.15%	–	–	1,328	4	–	38,102	288	17,093
1.20%	–	–	10,610	105	–	123,110	2,627	177,659
1.25%	–	–	4,553	905	–	24,629	814	9,074
1.30%	–	–	1,509	–	–	27,958	219	11,762
1.35%	–	–	643	–	–	42,179	721	17,457
1.40%	–	–	13,162	108	–	158,511	1,978	77,193
1.45%	–	–	8,085	–	–	67,610	1,039	36,251
1.50%	10,809	4,142	12,711	7,762	1,645	14,540	72	17,429
1.55%	–	–	7,368	56	–	77,289	853	44,465
1.60%	3,162	1,321	5,058	1,114	89	39,436	1,794	11,306
1.65%	9,951	6,083	14,508	2,313	940	21,068	136	9,323
1.70%	–	–	601	1	–	11,967	645	2,942
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
1.75%	3,578	959	5,718	1,361	475	12,452	261	6,316
1.80%	2,494	633	430	–	–	5,096	71	5,753
1.85%	–	–	1,145	–	–	11,755	212	2,651
1.90%	1,951	846	3,163	84	–	5,016	176	570
1.95%	8,677	6,001	9,598	2,703	1,426	3,691	45	1,529
2.00%	–	18	2,832	426	–	17,568	219	1,299
2.05%	7,621	2,772	11,002	5,610	1,265	12,125	122	1,701
2.10%	6,308	3,360	3,913	1,237	1,485	1,529	74	6,505
2.15%	101	24	2,140	337	155	1,074	–	26
2.20%	3,359	2,786	5,839	2,425	2,949	844	119	1,671
2.25%	–	–	1,828	–	–	80	–	2,227
2.30%	–	–	–	–	–	450	–	–
2.35%	129	291	1,516	–	926	–	–	311
2.40%	–	–	–	–	–	39	271	–
2.45%	284	424	1,091	869	–	–	–	–
2.50%	1,975	138	562	452	242	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,268	140	983	192	459	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$61,667	29,938	178,369	28,551	12,056	1,204,212	20,618	650,190

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
0.95%	$454,976	527,640	8,907	22,415	560,247	1,101,950	–	424,913
1.00%	200,845	259,058	464	6,345	156,357	370,443	–	83,168
1.05%	36,159	50,624	302	1,019	26,071	63,835	–	15,886
1.10%	120,171	94,295	255	4,303	168,349	338,771	–	153,906
1.15%	54,325	38,147	11	2,102	101,507	181,696	–	73,232
1.20%	260,968	245,011	6,868	11,434	398,941	510,591	–	320,256
1.25%	40,650	23,396	1,197	1,203	55,397	93,207	–	44,940
1.30%	40,217	48,711	194	1,110	72,673	86,750	–	48,902
1.35%	42,863	39,072	597	1,096	81,284	126,935	–	80,390
1.40%	351,967	298,992	1,166	16,835	454,828	664,639	–	380,809
1.45%	199,847	113,669	234	3,255	118,921	277,580	–	115,077
1.50%	33,178	21,676	–	562	52,694	74,540	24,517	38,259
1.55%	107,949	113,916	422	4,690	152,851	272,158	–	150,812
1.60%	48,751	32,464	327	4,391	93,576	129,582	11,097	72,827
1.65%	45,617	32,980	108	1,779	69,174	138,272	13,970	95,547
1.70%	20,110	13,888	543	2,309	21,950	55,344	–	25,520
1.75%	20,584	8,330	48	897	36,841	42,523	6,418	32,024
1.80%	11,223	10,039	120	37	25,922	40,635	8,742	37,260
1.85%	14,044	8,885	–	1,818	39,610	61,353	–	21,254
1.90%	6,670	4,628	–	237	15,424	15,544	3,750	8,548
1.95%	5,293	1,590	–	309	19,220	9,777	15,537	11,642
2.00%	7,228	9,563	49	1,289	15,587	31,538	144	12,781
2.05%	13,269	7,069	43	82	30,691	32,594	8,991	28,468
2.10%	3,690	1,317	–	679	17,260	3,634	9,463	2,070
2.15%	1,266	1,748	–	64	4,014	3,804	987	619
2.20%	5,200	2,006	–	984	16,128	5,805	8,322	1,783
2.25%	1,011	875	363	276	265	18,912	–	1,287
2.30%	128	5,164	–	–	1,577	697	–	446
2.35%	47	35	–	–	367	104	104	–
2.40%	–	12,854	–	–	3,085	2,584	–	1,439
2.45%	102	325	–	–	1,899	214	385	–
2.50%	–	–	–	–	989	455	5,159	11
2.55%	–	1,041	–	–	188	479	–	666
2.60%	–	–	–	–	4,155	–	3,228	–
2.65%	13	346	–	–	89	64	–	97
2.70%	–	–	–	–	–	115	–	167
2.85%	–	–	–	–	–	–	–	14

Totals	$2,148,361	2,029,354	22,218	91,520	2,818,131	4,757,124	120,814	2,285,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
0.95%	$–	1,438	–	807,896	–	8,312	–	521,919
1.00%	–	397	–	373,841	–	1,799	–	242,535
1.05%	–	143	–	66,382	–	209	–	43,708
1.10%	–	213	–	213,959	–	1,192	–	169,244
1.15%	–	232	–	103,288	–	324	–	65,472
1.20%	–	7,681	–	480,667	–	5,249	–	258,156
1.25%	–	23	2,276	79,988	–	616	2,341	50,733
1.30%	–	208	–	97,039	–	507	–	47,203
1.35%	–	168	–	113,769	–	741	–	40,838
1.40%	–	1,085	–	649,408	–	3,479	–	334,862
1.45%	–	271	–	339,170	–	1,808	–	203,631
1.50%	15,324	68	–	83,902	25,962	243	–	36,565
1.55%	–	1,131	–	244,364	–	1,081	–	78,728
1.60%	11,091	430	–	109,432	7,899	730	–	40,266
1.65%	8,090	60	–	85,307	45,465	163	–	65,340
1.70%	–	36	–	26,922	–	957	–	31,046
1.75%	8,286	–	–	36,964	10,269	102	–	9,698
1.80%	6,729	–	–	49,336	2,620	54	–	14,627
1.85%	–	–	–	37,358	–	330	–	22,234
1.90%	2,575	–	–	8,143	3,077	18	–	5,478
1.95%	16,799	–	–	10,069	9,628	106	–	7,205
2.00%	570	34	–	18,140	1,283	135	–	7,609
2.05%	14,513	–	–	14,273	12,902	–	–	6,863
2.10%	16,646	–	–	3,414	21,280	35	–	2,264
2.15%	1,385	–	–	3,929	588	54	–	265
2.20%	17,150	–	–	6,398	13,062	31	–	3,637
2.25%	–	–	–	2,338	–	31	–	445
2.30%	–	86	–	360	–	–	–	98
2.35%	917	–	–	179	530	–	–	4
2.40%	–	–	–	1,330	–	–	–	–
2.45%	2,073	–	–	116	874	–	–	–
2.50%	694	–	–	405	41	–	–	137
2.55%	–	–	–	–	–	–	–	–
2.60%	801	–	–	603	1,283	–	–	88
2.65%	–	–	–	65	–	–	–	11
2.70%	–	–	–	–	–	–	–	208
2.85%	–	–	–	–	–	–	–	–

Totals	$123,643	13,704	2,276	4,068,754	156,763	28,306	2,341	2,311,117

	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
0.95%	$–	1,552	437	–	92	–	5	237
1.00%	–	101	23	–	23	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,361	413	–	292	381	69	106
1.15%	–	273	9	–	30	117	38	1
1.20%	–	–	–	–	33	–	13	–
1.25%	–	–	–	460	–	–	–	15
1.30%	–	47	10	–	–	–	–	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	14,356	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	8,348	–	–	–	–	–	–	–
1.65%	14,877	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	6,339	–	–	–	–	–	–	–
1.80%	1,448	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	2,191	–	–	–	–	–	–	–
1.95%	16,439	–	–	–	–	–	–	–
2.00%	69	–	–	–	–	–	–	–
2.05%	4,840	–	–	–	–	–	–	–
2.10%	7,337	–	–	–	–	–	–	–
2.15%	1,192	–	–	–	–	–	–	–
2.20%	4,069	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
2.35%	471	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	1,912	–	–	–	–	–	–	–
2.50%	144	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	742	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$84,774	3,334	892	460	470	498	125	359

	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
0.95%	$31	1,032	–	207	–	–	34,014	13,435
1.00%	80	140	–	40	–	–	253	6,561
1.05%	–	–	–	–	–	–	99	768
1.10%	377	873	239	926	–	40	449	2,598
1.15%	89	208	203	389	2	–	177	899
1.20%	–	–	276	233	–	–	7,269	6,309
1.25%	–	–	–	22	–	22	1,166	4,996
1.30%	–	52	–	–	–	–	25	566
1.35%	–	–	–	–	–	–	52	1,068
1.40%	–	–	–	–	–	–	9,751	27,960
1.45%	–	–	–	–	–	–	547	2,345
1.50%	–	–	–	–	–	–	261	529
1.55%	–	–	–	–	–	–	654	1,202
1.60%	–	–	–	–	–	–	1,312	1,851
1.65%	–	–	–	–	–	–	282	601
1.70%	–	–	–	–	–	–	246	256
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	3	98
1.85%	–	–	–	–	–	–	278	1,977
1.90%	–	–	–	–	–	–	17	31
1.95%	–	–	–	–	–	–	46	–
2.00%	–	–	–	–	–	–	–	193
2.05%	–	–	–	–	–	–	27	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	53
2.20%	–	–	–	–	–	–	57	31
2.25%	–	–	–	–	–	–	779	5,860
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$577	2,305	718	1,817	2	62	57,764	80,187

	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
0.95%	$5,886	88,691	142,250	144,700	127,735	2,405	–	98,790
1.00%	309	47,028	62,308	69,181	29,621	1,217	–	32,104
1.05%	1	6,492	8,253	8,336	5,801	132	–	6,017
1.10%	63	14,065	19,588	20,530	17,844	604	–	16,905
1.15%	–	7,012	6,598	14,713	6,540	268	–	8,236
1.20%	1,810	61,936	70,885	101,746	52,624	1,797	–	45,100
1.25%	590	5,822	8,933	3,735	6,326	437	459	9,412
1.30%	70	10,233	8,519	17,732	2,874	259	–	4,209
1.35%	40	8,058	11,193	15,298	6,548	672	–	8,370
1.40%	2,700	63,246	70,029	84,534	43,393	2,332	–	43,854
1.45%	1,384	35,621	30,612	66,883	18,630	945	–	13,484
1.50%	373	1,931	8,108	6,203	1,883	58	1,777	5,524
1.55%	131	12,553	9,564	19,948	12,862	1,332	–	22,161
1.60%	696	6,389	6,869	6,901	3,740	210	733	20,226
1.65%	436	4,987	9,225	9,748	4,898	295	1,634	7,437
1.70%	–	2,070	1,536	3,063	1,437	705	–	2,426
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
1.75%	377	4,299	2,770	569	363	182	1,026	8,090
1.80%	11	1,391	3,029	4,667	2,010	31	77	2,242
1.85%	474	4,051	1,058	6,531	1,877	166	–	3,944
1.90%	–	1,036	3,535	3,054	1,573	45	879	2,926
1.95%	–	397	620	2,073	–	–	784	177
2.00%	–	771	2,810	4,763	812	20	–	2,985
2.05%	–	147	1,628	1,868	1,024	–	303	4,099
2.10%	–	309	435	413	–	18	860	195
2.15%	–	292	253	599	152	75	–	627
2.20%	–	264	787	1,363	66	–	414	1,630
2.25%	3,241	17	–	154	–	–	1,898	–
2.30%	–	277	16	2,927	20	–	–	22
2.35%	–	–	–	–	–	–	203	–
2.40%	–	688	–	1,806	–	–	–	775
2.45%	–	–	–	–	–	–	61	–
2.50%	–	–	–	–	–	–	820	–
2.55%	–	49	–	140	–	–	–	–
2.60%	–	–	–	–	–	–	405	–
2.65%	–	2	–	4	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$18,592	390,124	491,411	624,182	350,653	14,205	12,333	371,967

	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
0.95%	$59,405	1,005,929	–	–	4,629	336,900	183,620	177,157
1.00%	22,297	324,802	–	–	3,476	5,212	2,413	2,884
1.05%	3,960	59,000	–	–	319	3,863	2,317	3,899
1.10%	15,461	226,535	–	–	16,399	451,392	170,012	171,819
1.15%	10,274	121,049	–	–	5,138	219,212	103,700	73,360
1.20%	67,564	495,436	–	–	29,170	17,104	6,872	7,863
1.25%	8,003	65,113	–	–	5,345	31,130	18,913	12,616
1.30%	5,648	67,507	–	–	828	4,100	1,934	2,248
1.35%	17,301	95,255	–	–	410	14,476	4,896	4,391
1.40%	55,422	686,165	–	–	12,158	652,780	289,461	298,660
1.45%	27,491	207,484	–	–	69,285	103,082	38,101	25,919
1.50%	15,503	73,434	47,780	5,958	1,107	26,871	7,596	14,220
1.55%	20,307	328,730	–	–	39,401	556,245	216,013	194,737
1.60%	6,425	147,970	24,449	3,681	8,978	255,123	97,012	89,021
1.65%	29,094	95,006	47,889	2,519	2,908	43,951	19,012	14,387
1.70%	2,678	30,686	–	–	3,383	29,783	17,222	20,350
1.75%	9,169	53,554	19,059	3,426	9,952	5,832	9,803	4,106
1.80%	5,203	34,253	7,617	2,673	689	20,622	12,903	6,555
1.85%	7,101	52,625	–	–	1,513	90,621	24,997	26,488
1.90%	848	16,946	11,427	2,250	232	14,461	7,183	4,987
1.95%	1,537	30,419	48,938	6,888	–	18,004	8,747	14,514
2.00%	6,551	36,745	1,407	923	451	42,905	17,282	11,298
2.05%	4,230	44,232	35,502	6,622	5,992	16,907	8,139	5,301
2.10%	953	27,706	50,184	6,325	–	5,095	2,756	565
2.15%	3,139	10,132	5,179	656	4,903	3,203	283	18
2.20%	2,463	30,678	34,005	6,821	–	195	183	275
2.25%	503	4,431	–	–	–	3,699	1,632	3,325
2.30%	4,216	8,852	–	–	–	662	428	415
2.35%	–	1,595	3,039	400	–	–	–	–
2.40%	12,387	21,198	–	–	–	12,857	2,018	32
2.45%	–	5,179	3,116	938	–	2,231	–	6,463
2.50%	–	1,813	3,281	495	–	24	–	–
2.55%	1,351	1,778	–	–	–	–	–	–
2.60%	–	3,631	9,829	80	–	–	–	–
2.65%	255	746	–	–	–	–	–	–
2.70%	–	278	–	–	–	–	–	–
2.85%	–	21	–	–	–	–	–	–

Totals	$426,739	4,416,913	352,701	50,655	226,666	2,988,542	1,275,448	1,197,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$406,673	39,375	1,115	33,211	456,653	144,722	98,367	30,487
1.00%	5,870	78	–	342	6,744	766	490	128
1.05%	5,899	397	–	142	6,006	2,778	1,417	611
1.10%	483,414	47,177	2,227	62,928	542,843	185,182	128,788	59,577
1.15%	194,800	25,016	1,410	28,774	252,220	87,531	59,252	24,164
1.20%	13,661	878	32	1,885	17,502	5,984	4,057	1,794
1.25%	35,124	3,174	12	5,757	37,581	14,900	6,405	3,354
1.30%	3,902	581	4	587	5,713	1,078	229	401
1.35%	16,502	1,271	78	1,514	17,250	3,570	1,875	2,789
1.40%	854,049	67,542	1,789	104,256	938,001	211,177	253,901	100,907
1.45%	110,673	9,842	923	10,334	135,198	21,143	25,226	9,018
1.50%	23,690	3,537	86	2,107	29,552	9,038	9,072	3,575
1.55%	586,406	55,257	2,873	108,072	605,713	158,344	169,831	72,499
1.60%	281,342	29,034	412	26,098	312,415	86,281	95,185	31,502
1.65%	66,397	6,524	–	2,288	79,014	9,311	12,016	2,005
1.70%	35,641	4,513	70	6,395	40,929	12,305	9,854	3,230
1.75%	6,815	504	–	651	13,575	5,822	1,672	481
1.80%	29,551	2,263	21	4,415	32,009	5,974	9,156	1,071
1.85%	80,686	6,417	604	18,059	86,707	19,717	19,763	8,087
1.90%	21,200	1,462	201	600	19,950	3,545	3,435	481
1.95%	41,789	531	–	3,787	39,733	13,730	13,502	534
2.00%	50,674	4,065	691	10,218	57,206	10,646	22,486	4,412
2.05%	18,854	590	–	2,348	24,608	6,026	3,223	1,065
2.10%	8,256	170	–	289	8,794	2,266	1,119	145
2.15%	655	76	5	1,420	2,522	–	290	24
2.20%	496	–	–	62	58	74	–	–
2.25%	10,668	33	22	1,629	8,389	1,999	5,616	1,283
2.30%	2,234	–	–	188	5,930	166	1,098	–
2.35%	–	–	–	–	–	–	–	–
2.40%	2,580	–	–	1,694	2,557	–	540	–
2.45%	72	–	–	–	–	63	87	–
2.50%	22	–	–	24	15	23	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,398,595	310,307	12,575	440,074	3,785,387	1,024,161	957,952	363,624

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
0.95%	$70,639	7,095	11,182	45,739	8,409	19,847	190,756	215,467
1.00%	1,566	44	111	851	48	487	458	1,068
1.05%	1,790	144	547	1,454	352	160	2,804	2,993
1.10%	68,556	16,535	17,117	33,999	17,931	42,359	250,943	280,862
1.15%	40,935	5,065	9,126	18,124	4,480	18,809	94,102	125,356
1.20%	3,015	617	952	1,101	609	670	9,858	10,345
1.25%	3,782	246	491	3,793	1,210	2,120	8,869	14,159
1.30%	2,210	395	58	570	161	347	876	941
1.35%	1,638	541	399	1,880	498	2,123	8,722	12,082
1.40%	130,946	14,632	20,633	94,075	27,407	57,295	398,218	488,591
1.45%	14,625	3,514	2,153	22,551	1,404	7,433	31,124	34,662
1.50%	5,797	622	351	5,166	1,197	2,305	15,194	17,452
1.55%	60,809	16,726	23,220	53,712	21,460	81,381	336,941	373,203
1.60%	46,611	6,701	8,934	36,101	4,547	26,737	154,887	169,431
1.65%	7,459	617	2,576	7,116	1,303	2,077	14,204	18,238
1.70%	5,802	150	769	5,525	204	1,135	12,151	20,242
1.75%	1,680	373	289	770	98	138	3,848	1,717
1.80%	4,855	128	1,503	3,383	1,298	3,019	12,707	14,947
1.85%	18,642	2,231	4,231	9,721	2,585	7,642	48,124	50,617
1.90%	2,320	128	706	4,384	195	202	5,697	6,033
1.95%	2,164	125	785	2,007	86	294	25,073	21,045
2.00%	10,261	1,745	968	11,417	457	4,114	21,831	32,145
2.05%	3,069	651	253	949	–	1,403	10,714	6,150
2.10%	2,218	–	1,508	675	–	243	1,632	2,520
2.15%	119	–	112	558	–	75	630	1,027
2.20%	60	44	–	144	–	–	38	101
2.25%	4,831	–	–	4,023	–	1,373	2,913	5,802
2.30%	597	–	145	468	–	–	690	1,220
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	279	–	–	297	–	–	2,336	1,996
2.45%	99	–	–	–	–	–	1,077	81
2.50%	–	–	12	–	12	21	7	12
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$517,374	79,069	109,131	370,553	95,951	283,809	1,667,424	1,930,505

	WRSmCpVal	WRValue	WFOpp
0.95%	$14,167	175,908	406,328
1.00%	–	288	73,485
1.05%	289	2,640	17,334
1.10%	28,339	286,601	160,386
1.15%	10,168	122,293	101,209
1.20%	964	7,376	354,713
1.25%	3,259	19,045	44,810
1.30%	43	3,883	46,004
1.35%	1,133	11,036	78,816
1.40%	28,963	339,474	388,084
1.45%	5,184	50,336	111,953
1.50%	2,330	15,580	39,423
1.55%	37,890	294,105	178,294
1.60%	20,043	179,566	79,063
1.65%	1,250	32,375	77,881
1.70%	666	13,075	36,745
1.75%	545	4,983	32,106
1.80%	1,354	18,071	44,697
1.85%	2,382	51,698	23,941
1.90%	46	6,390	4,967
1.95%	406	26,290	11,577
2.00%	1,652	33,682	15,867
2.05%	1,055	17,290	24,500
2.10%	–	2,223	4,349
2.15%	166	253	3,832
2.20%	–	314	4,941
2.25%	–	3,071	1,331
2.30%	–	999	469
2.35%	–	–	–
2.40%	–	2,628	1,895
2.45%	–	1,151	–
2.50%	–	–	630
2.55%	–	–	791
2.60%	–	–	1,398
2.65%	–	–	77
2.70%	–	–	216
2.85%	–	–	–

Totals	$162,294	1,722,624	2,372,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $126,751,905 and $101,078,369, respectively, and total transfers from the Account to the fixed account were $85,142,280 and $91,794,057, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $102 and $21,186 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $8,580,538 and $13,325,092 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I
2006	0.95% to 2.05%	67,132	$ 11.54 to 10.91	$ 759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I
2006	0.95% to 2.05%	44,482	$ 10.24 to 10.16	$ 454,392	0.33%	2.37% to 10.45%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%
2002	1.50% to 2.60%	82,504	7.81 to 7.87	647,929	0.00%	-21.85% to -21.26%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%
2002	1.50% to 2.60%	126,001	7.76 to 7.82	983,078	0.00%	-22.36% to -21.77%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%
2002	1.50% to 2.60%	153,160	8.20 to 8.26	1,261,226	0.00%	-18.04% to -17.42%	(a) (b)

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to 9.81	188,588,661	1.10%	-21.61% to -20.14%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%
2002	1.50% to 2.60%	157,252	8.13 to 8.20	1,284,778	0.00%	-18.65% to -18.04%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to 8.88	117,330,400	0.94%	-22.38% to -21.13%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to 8.06	34,923,433	0.00%	-20.30% to -19.36%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.95% to 2.10%	710,275	$ 11.08 to 13.16	$8,181,606	1.17%	10.83% to 10.02%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to 5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%
2002	0.95% to 2.25%	427,070	7.89 to 7.99	3,401,279	0.45%	-21.11% to -20.13%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%
2002	1.50% to 2.60%	84,098	7.88 to 7.94	665,893	0.15%	-21.20% to -20.61%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to 12.65	370,626,062	0.88%	-14.98% to -13.45%

American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%
2002	1.50% to 2.60%	276,263	8.55 to 8.62	2,374,430	0.00%	-14.48% to -13.84%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a) (b)

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%
2002	0.95% to 1.70%	141,508	7.88 to 7.95	1,118,486	0.32%	-22.59% to -22.00%

BB&T Variable Insurance Funds – BB&T VIF Large Cap
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%
2002	0.95% to 1.70%	173,232	8.02 to 8.09	1,397,651	1.85%	-21.01% to -20.41%

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%
2002	0.95% to 1.70%	106,392	7.02 to 7.09	750,507	0.00%	-31.82% to -31.13%

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
2002	0.95% to 1.65%	126,777	8.22 to 8.31	1,048,811	0.00%	-21.50% to -20.76%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Global Small Cap Portfolio
2006	0.95% to 1.30%	225,532	$13.74 to 16.36	$3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%
2002	0.95% to 1.65%	572,102	6.20 to 7.65	3,626,422	0.00%	-35.25% to -34.78%

Credit Suisse Trust – International Focus Portfolio
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to 7.82	8,745,981	0.00%	-21.23% to -20.67%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to 10.22	13,953,162	0.91%	-24.91% to -23.83%

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%
2002	1.50% to 2.35%	38,847	7.64 to 7.68	297,477	0.00%	-23.62% to -23.17%	(a	) (b)

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to 7.63	9,310,674	0.28%	-24.49% to -23.74%	(a	) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to 7.99	124,666,691	0.20%	-30.97% to -29.62%

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
2002	1.50% to 2.60%	12,952	7.47 to 7.53	97,212	0.03%	-25.29% to -24.73%	(a	) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to 9.43	864,619,920	1.33%	-24.49% to -23.10%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to 10.64	147,581,762	1.12%	-18.97% to -17.51%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%
2002	1.50% to 2.50%	120,876	8.30 to 8.36	1,007,673	1.83%	-16.96% to -16.39%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.95% to 1.85%	41,384	$13.24 to 11.35	$497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%
2002	0.95% to 1.40%	27,276	7.59 to 8.54	210,757	0.04%	-20.65% to -19.89%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
2002	0.95% to 1.55%	8,057	8.68 to 8.74	70,197	1.70%	-13.59% to -13.06%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%
2002	1.50% to 2.20%	16,666	8.02 to 8.06	134,110	0.00%	-19.78% to -19.40%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%
2002	1.50% to 2.60%	54,725	8.08 to 8.14	444,085	0.00%	-19.25% to -18.64%	(a) (b)

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%
2002	1.50% to 2.60%	118,039	9.53 to 9.60	1,130,291	0.00%	-4.71% to -3.99%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to 12.43	416,870,120	2.89%	6.38% to 8.27%

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%
2002	1.50% to 2.60%	393,660	10.59 to 10.67	4,192,600	0.00%	5.95% to 6.74%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to 10.24	600,903,507	1.61%	-19.24% to -17.79%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%
2002	1.50% to 2.60%	443,769	8.12 to 8.18	3,622,751	0.00%	-18.80% to -18.19%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95% to 2.65%	33,064,556	$13.91 to 8.42	$428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to 9.35	534,138,053	0.15%	-32.14% to -30.86%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
2002	1.50% to 2.60%	202,676	7.38 to 7.44	1,504,242	0.00%	-26.18% to -25.62%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to 7.69	195,766,587	9.64%	0.83% to 2.63%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to 8.42	59,763,768	0.79%	-22.25% to -21.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%
2002	1.50% to 2.60%	202,377	7.66 to 7.72	1,557,719	0.00%	-23.40% to -22.82%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to 7.75	17,918,637	0.00%	-23.48% to -22.52%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to 11.34	503,327,033	0.72%	-12.03% to -10.29%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%
2002	1.50% to 2.60%	337,942	8.56 to 8.63	2,907,598	0.00%	-14.39% to -13.74%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95% to 2.65%	2,219,901	$ 9.88 to 13.27	$23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a) (b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.95% to 2.25%	3,299,693	$ 11.15 to 11.05	$ 36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTESTOFINANCIALSTATEMENTS, CONTINUED)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.50% to 2.60%	68,138	$ 20.61 to	20.00	$ 1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to	15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to	11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.50%	6,422,082	15.39 to	12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to	11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to	11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to	10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to	10.49	137,551,122	8.60%	0.65% to 2.24%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.95% to 2.65%	5,044,302	11.47 to	11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to	10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.95% to 2.25%	115,357	10.89 to	10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class I
2006	1.25%	1,731	18.70		32,372	1.24%	18.82%
2005	1.25%	2,396	15.74		37,710	1.26%	9.77%
2004	1.25%	3,093	14.34		44,349	1.54%	19.48%
2003	1.25%	2,686	12.00		32,234	0.46%	39.69%

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.95% to 2.65%	674,775	19.51 to	17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to	15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to	14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to	11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to	8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.25%	7,575	12.92		97,832	0.00%	1.43%
2005	1.25%	8,212	12.73		104,566	0.00%	7.09%
2004	1.25%	8,804	11.89		104,685	0.00%	6.51%
2003	1.25%	580	11.16		6,475	0.00%	34.99%

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.95% to 2.65%	1,954,346	13.38 to	12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to	12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to	11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to	11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to	8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.95% to 2.20%	572,880	3.33 to	3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to	2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to	3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to	3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to	2.35	3,100,271	0.66%	-44.20% to -43.33%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.95% to 2.40%	1,016,600	12.30 to	11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to	10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to	10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to	10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to	7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.25%	3,870	19.32		74,779	2.52%	35.85%
2005	1.25%	4,277	14.22		60,835	2.07%	5.06%
2004	1.25%	5,693	13.54		77,075	1.27%	28.34%
2003	1.25%	5,169	10.55		54,526	0.52%	22.50%

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.95% to 2.40%	2,128,548	18.11 to	16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to	12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to	12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to	9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to	7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	0.95% to 2.55%	34,986,437	$ 14.91 to	11.99	$483,859,446	3.96%	2.36% to	0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to	11.86	575,425,464	3.64%	2.29% to	0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to	11.79	649,792,719	5.35%	2.28% to	0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to	11.69	801,670,591	3.35%	1.03% to	-0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to	13.78	1,011,348,469	4.58%	8.08% to	9.93%

Gartmore GVIT – Government Bond Fund – Class II
2006	1.50% to 2.60%	1,305,790	11.24 to	10.67	14,449,913	3.79%	1.46% to	0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to	10.64	15,694,602	3.40%	1.47% to	0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to	10.60	17,636,604	5.11%	1.47% to	0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to	10.56	20,998,616	3.98%	0.24% to	-0.88%
2002	1.50% to 2.60%	945,128	10.66 to	10.74	10,126,255	2.83%	6.58% to	7.38%	(a) (b)

Gartmore GVIT – Growth Fund – Class I
2006	0.95% to 2.50%	8,225,494	7.89 to	5.20	62,375,925	0.05%	5.16% to	3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to	5.02	77,433,925	0.08%	5.49% to	3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to	4.83	88,536,579	0.31%	7.13% to	5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to	4.58	96,289,796	0.02%	31.48% to	29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to	5.05	79,642,219	0.00%	-30.60% to	-29.40%

Gartmore GVIT – International Growth Fund – Class I
2006	0.95% to 2.10%	121,194	12.65 to	10.95	1,468,870	1.17%	31.71% to	30.34%
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%

Gartmore GVIT – International Growth Fund – Class III
2006	0.95% to 2.45%	2,362,026	20.07 to	18.73	46,790,507	1.12%	31.69% to	29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95% to 2.65%	6,062,158	15.08 to	13.86	89,691,367	2.02%	15.76% to	13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to	12.18	74,890,629	1.87%	6.91% to	5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to	11.58	65,348,850	1.69%	12.94% to	11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to	10.43	43,273,923	1.41%	30.62% to	28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to	8.26	12,699,362	1.09%	-19.92% to	-17.42%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.95% to 2.65%	8,816,232	11.88 to	10.91	102,990,687	3.08%	5.16% to	3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to	10.56	107,088,116	2.76%	2.33% to	0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to	10.50	109,291,782	2.33%	3.66% to	1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to	10.30	111,096,410	2.82%	6.88% to	5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to	9.96	62,335,100	2.54%	-1.97% to	-0.39%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95% to 2.65%	36,140,122	13.45 to	12.37	477,611,346	2.40%	10.30% to	8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to	11.40	445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.95% to 2.85%	19,708,022	14.43 to	13.14	278,982,910	2.19%	13.46% to	11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.95% to 2.65%	13,785,352	12.70 to	11.67	171,885,452	2.72%	7.40% to	5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.95% to 2.65%	10,363,591	$ 12.61 to	10.12	$ 126,752,943	2.25%	11.19% to	9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,554,033	14.36 to	10.63	80,969,198	0.00%	8.87% to	7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.95% to 2.70%	12,312,327	22.62 to	17.90	289,809,079	1.14%	8.85% to	6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to	16.74	316,647,935	1.01%	11.04% to	9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to	15.33	308,684,977	0.54%	14.63% to	12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to	13.60	262,026,841	0.44%	33.37% to	31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to	13.65	183,719,797	0.39%	-17.61% to	-16.11%

Gartmore GVIT – Money Market Fund – Class I
2006	0.95% to 2.60%	45,891,908	12.35 to	10.07	541,867,251	4.73%	3.54% to	1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.95% to 2.65%	23,824,168	14.47 to	10.58	339,222,705	1.04%	12.55% to	10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.50% to 2.60%	181,993	12.86 to	12.20	2,282,112	0.92%	11.70% to	10.46%
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%

Gartmore GVIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20		3,997	0.85%	14.60%
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.95% to 2.65%	1,305,544	16.84 to	15.50	21,591,447	0.73%	15.02% to	13.12%
2005	0.95% to 2.65%	974,521	14.64 to	13.70	14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,120,028	16.14 to	14.15	80,726,968	0.00%	2.23% to	0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.50% to 2.60%	122,637	$ 11.38 to 10.80	$1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%
2002	1.50% to 2.60%	62,244	7.13 to 7.18	446,027	0.00%	-28.70% to -28.16%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to 16.47	287,510,313	0.01%	-29.29% to -27.86%

Gartmore GVIT – Small Cap Value Fund – Class II
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.25	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%
2002	1.50% to 2.60%	91,515	7.05 to 7.11	648,541	0.00%	-29.47% to -28.93%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to 14.03	220,913,252	0.00%	-19.60% to -18.11%

Gartmore GVIT – Small Company Fund – Class II
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
2002	1.50% to 2.60%	153,778	7.76 to 7.82	1,199,574	0.00%	-22.38% to -21.79%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
2002	0.95% to 1.90%	750,449	1.94 to 2.16	1,580,486	0.00%	-44.37% to -43.40%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
2002	0.95% to 1.90%	131,153	7.43 to 7.51	982,915	0.00%	-25.70% to -24.94%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%
2002	0.95% to 2.60%	525,137	7.40 to 7.51	3,932,114	0.00%	-26.04% to -24.87%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to 7.91	33,188,223	1.31%	-27.24% to -25.86%

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to 11.96	163,062,295	5.45%	4.42% to 6.19%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.95% to 2.50%	1,244,511	$17.05 to 12.53	$20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to 7.63	22,647,345	1.21%	-27.44% to -26.10%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to 8.02	228,220,423	0.30%	-18.27% to -16.73%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to 7.11	11,490,667	0.00%	-29.66% to -28.90%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to 2.37	56,417,204	0.00%	-42.53% to -41.49%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to 7.76	30,585,952	0.39%	-23.27% to -22.41%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to 7.95	123,326,217	0.59%	-27.71% to -26.46%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class
2006	1.50% to 2.60%	304,947	$10.98 to 10.42	$3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%
2002	1.50% to 2.60%	187,101	7.04 to 7.10	1,324,318	0.00%	-29.57% to -29.04%	(a) (b)

MFS Variable Insurance Trust – New Discovery Series – Service Class
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%
2002	1.50% to 2.50%	55,031	7.42 to 7.47	409,770	0.00%	-25.83% to -25.32%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%
2002	1.50% to 2.60%	126,768	8.25 to 8.32	1,052,083	0.00%	-17.45% to -16.83%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%
2002	1.50% to 2.60%	33,884	9.75 to 9.82	331,753	0.00%	-2.53% to -1.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares(Obsolete)
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	-87.75% to 85.66%
2002	1.50% to 2.60%	10,974	10.80 to 10.88	118,987	0.00%	7.98% to 8.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to 11.10	89,348,086	0.74%	-28.20% to -27.15%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to 11.78	147,934,257	0.00%	-31.31% to -30.01%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to 9.04	81,171,261	0.59%	-25.98% to -24.86%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.95% to 2.20%	801,737	$13.48 to	15.73	$11,396,044	0.13%	12.63% to	11.26%
2005	0.95% to 2.20%	380,100	11.97 to	14.14	4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95% to 2.65%	10,676,504	22.23 to	20.93	234,998,177	1.03%	16.57% to	14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	21,906,532	16.06 to	11.27	357,036,397	0.39%	6.93% to	5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	1.50% to 2.60%	561,578	11.62 to	11.03	6,433,761	0.20%	6.07% to	4.89%
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.95% to 2.85%	11,724,356	14.14 to	19.43	180,011,728	1.05%	16.58% to	14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	1.50% to 2.60%	416,735	16.47 to	15.63	6,740,600	0.85%	15.61% to	14.32%
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.95% to 2.30%	225,947	10.54 to	11.04	2,407,087	0.00%	5.41% to	4.47%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	1.25%	11,906	12.04		143,303	8.95%	7.86%
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.95% to 2.65%	23,057,427	13.50 to	11.09	329,617,768	1.16%	13.94% to	12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	53.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	1.50% to 2.60%	714,818	12.68 to	12.03	8,944,319	0.98%	13.04% to	11.78%
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.25%	660,025	10.03 to	9.94	7,089,285	0.00%	0.31% to	-0.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	1.25%	14,220	14.88		211,533	0.02%	13.23%
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	11,328,404	$13.83 to 11.12	$171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to 10.21	168,831,018	0.68%	-29.85% to -28.48%

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%
2002	1.50% to 2.60%	88,463	10.20 to 10.27	906,399	0.00%	1.97% to 2.73%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a	) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro Cap
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a	) (b)

SBL Fund – Series D (Global Series)
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a	) (b)

SBL Fund – Series J (Mid Cap Growth Series)
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a	) (b)

SBL Fund – Series N (Managed Asset Allocation Series)
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a	) (b)

SBL Fund – Series O (Equity Income Series)
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a	) (b)

SBL Fund – Series P (High Yield Series)
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a	) (b)

SBL Fund – Series Q (Small Cap Value Series)
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a	) (b)

SBL Fund – Series V (Mid Cap Value Series)
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a	) (b)

SBL Fund – Series X (Small Cap Growth Series)
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a	) (b)

SBL Fund – Series Y (Select 25 Series)
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a	) (b)

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a	) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a	) (b)

Rowe Price Equity Income Portfolio – II
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a	) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a	) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a	) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.95% to 2.30%	1,535,950	$21.14 to 34.65	$43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to 13.42	38,558,378	0.22%	-5.21% to -3.82%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to 11.83	17,167,415	0.68%	-5.33% to -3.76%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to 18.89	45,084,271	9.57%	6.64% to 8.18%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to 5.95	11,023,512	0.00%	-32.82% to -31.81%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to 13.80	156,001,009	3.80%	-3.58% to -1.73%

Van Kampen Life Investment Trust – Comstock Portfolio – Class II
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
2002	1.50% to 2.60%	573,556	7.99 to 8.05	4,601,870	0.00%	-20.15% to -19.55%	(a	) (b)

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
2002	1.50% to 2.60%	124,303	7.21 to 7.26	900,847	0.00%	-27.90% to -27.36%	(a	) (b)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to 7.47	14,643,829	0.57%	-25.15% to -24.17%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Initial Funding by Depositor
2003	0.00%	100,000	$ 10.37		$1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%

Victory Variable Insurance Funds - Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%

Victory Variable Insurance Funds - Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%

W&R Target Funds, Inc. - Asset Strategy Portfolio
2006	0.95% to 2.50%	14,439,370	17.19 to	15.39	243,077,277	0.37%	19.01% to	17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%

W&R Target Funds, Inc. - Balanced Portfolio
2006	0.95% to 2.40%	7,857,473	12.62 to	11.58	97,168,074	1.35%	10.16% to	8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%

W&R Target Funds, Inc. - Bond Portfolio
2006	0.95% to 2.45%	7,144,826	12.97 to	11.86	90,803,031	4.28%	3.26% to	1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%

W&R Target Funds, Inc. - Core Equity Portfolio
2006	0.95% to 2.50%	25,267,360	10.55 to	9.65	260,652,329	0.86%	15.88% to	14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%

W&R Target Funds, Inc. - Dividend Income Portfolio
2006	0.95% to 2.25%	2,287,217	14.02 to	13.44	31,707,103	1.55%	14.82% to	13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W&R Target Funds, Inc. - Energy Portfolio
2006	0.95% to 2.25%	225,125	9.26 to	9.18	2,079,139	1.04%	-7.40% to	-8.21%	(a) (b)

W&R Target Funds, Inc. - Global Natural Resources Portfolio
2006	0.95% to 2.50%	2,887,238	15.27 to	14.92	43,840,312	0.43%	24.30% to	22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)

W&R Target Funds, Inc. - Growth Portfolio
2006	0.95% to 2.50%	28,866,345	9.57 to	8.95	270,352,480	0.00%	4.04% to	2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to	8.73	306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%

W&R Target Funds, Inc. - High Income Portfolio
2006	0.95% to 2.50%	5,604,764	15.14 to	13.71	83,269,476	7.08%	9.22% to	7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – International Growth Portfolio
2006	0.95% to 2.45%	6,317,661	$ 12.24 to 11.19	$75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to 6.34	35,568,274	0.51%	-20.07% to -18.93%

W&R Target Funds, Inc. – International Value Portfolio
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to 11.46	22,241,784	3.73%	3.03% to 4.43%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to 10.32	34,463,317	1.10%	-1.18% to 0.18%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to 6.77	53,064,578	0.00%	-25.91% to -24.71%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to 7.70	88,746,066	0.00%	-23.76% to -22.53%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39	12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15	7,397,736	0.00%	12.66% to 11.79%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60	130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93	137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70	143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44	106,447,898	0.65%	23.92% to 22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to 8.77	58,308,075	0.96%	-14.77% to -13.53%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.95% to 2.70%	13,514,581	$ 12.81 to 14.25	$180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04	200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42	220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78	206,907,437	0.08%	35.71% to 33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to 8.50	151,933,095	0.45%	-28.86% to -27.51%

2006 Reserves for annuity contracts in payout phase:				92,698,887

2006 Contract owners’ equity				$15,205,517,008

2005 Reserves for annuity contracts in payout phase:				70,940,826

2005 Contract owners’ equity				$15,354,197,207

2004 Reserves for annuity contracts in payout phase:				61,993,592

2004 Contract owners’ equity				$15,697,256,439

2003 Reserves for annuity contracts in payout phase:				47,547,289

2003 Contract owners’ equity				$14,967,347,100

2002 Reserves for annuity contracts in payout phase:				23,780,019

2002 Contract owners’ equity				$11,867,051,526

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                     Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2006.

Statements of Operations for the year ended
December 31, 2006.

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and 2004.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31, 2006,
2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005 and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter -  Filed Previously with Registration Statement (File No.333-56073) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(7)	Not applicable.

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank charted by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
*	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Page 1

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
F & B, INC.
Common Stock: 1 Share
Farmland Mutual–100%
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100%
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100%
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100%
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital: Casualty–Ptd.
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
NCC OF AMERICA, LTD. (INACTIVE)
NC–100%
NATIONWIDE MANAGEMENT SYSTEMS, INC.
Common Stock: 100 Shares
Casualty–100%
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100%
NEWHOUSE CAPITAL PARTNERS, LLC
Casualty–70%
GGV–19%
Fire–10%
NATIONWIDE LLOYDS
A TEXAS LLOYDS
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty–100%
(See Page 2)
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
(See Page 2)
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
(See Page 2)
RP&C INTERNATIONAL, INC.
Common Stock: 1,080 Shares
Casualty–21.3%
NATIONWIDE CAPITAL MORTGAGE, LLC
Mutual–5%
NW Indemnity–95%
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100%
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100%
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100%
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100%
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100%
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
NATIONWIDE ARENA LLC
Casualty–90%
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100%
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100%
DISCOVER INSURANCE AGENCY, LLC
Single Member Limited Liability Company
Casualty–100%
DISCOVER INSURANCE AGENCY OF TEXAS, LLC
Single Member Limited Liability Company
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 3)
ALLNATIONS, INC.
Common Stock: 17,806 Shares
Casualty–14.51%
Fire–14.51%
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
Casualty–100%
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100%
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5%
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100%
NATIONWIDE MUTUAL CAPITAL 1, LLC
Class A Units
Mutual Cap–99.85%
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100%
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
September 30, 2006

(Casualty, Fire and Farmland direct subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100%
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,000 Shares
AGI–100%
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 10,000 Shares
AGI–100%
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100%
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100%
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AGI – 70.09%
AMCO – 17.21%
Allied P&C – 8.47%
Depositors – 4.23%
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100%
AID FINANCE SERVICES, INC. (AID FINANCE)
Common Stock: 10,000 Shares
AGI–100%
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
Aid Finance–100%
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI–100%
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100%
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100%
ALLIED TEXAS AGENCY, INC.
AMCO–100%
CALFARM INSURANCE AGENCY
Common Stock: 1,000 Shares
AMCO–100%
CAL-AG INSURANCE SERVICES, INC.
Common Stock: 100 Shares
CalFarm Insurance Agency–100%
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100%
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,776,076 Shares
SIC–100%
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 5,642,395 Shares
SIC–66.38%
DVM INSURANCE AGENCY, INC.
VPI–100%
V.P.I. SERVICES INC.
VPI–100%
TITAN HOLDINGS SERVICE CORPORATION (TITAN HOLDINGS)
Common Stock: 100,00 Shares
THI-100%
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI-100%
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan-100%
TITAN AUTO AGENCY, INC. (MI)
Common Stock: 1,000 Shares
Titan Insurance-100%
VICTORIA FINANCIAL CORP. (VICTORIA)
Common Stock: 1,000 Shares
THI-100%
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
Victoria-100%
VICTORIA INSURANCE AGENCY, INC.
Common Stock: 497 Shares Class B 3 Shares Class A
Victoria-100% of Class A & Class B
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100%
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI-100%
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100%
TITAN NATIONAL AUTO CALL CENTER, INC.
Common Stock: 100 Shares
Titan Services-100%
QUICK SURE AUTO AGENCY, INC.
Common Stock: 1,050 Shares
Titan Services-100%
Subsidiary Companies – Solid Line
Contractual Association – Double Line
Limited Liability Company – Dotted Line
September 30, 2006

(Casualty-only direct subsidiary groups)
(Allied, Scottsdale, THI)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
NATIONWIDE SECURITIES, INC.
Common Stock: 7,676 Shares
NW Corp–100%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Class A Class B
General Public–100%
NW Corp–100%
(See Page 4)
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp–100%
(See Page 5)
FINANCIAL SETTLEMENT SERVICES AGENCY, INC.
Common Stock: 1,500 Shares
NW Corp–100%
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NW Corp–100%
PANEUROLIFE (PEL)
Common Stock: 1,300,000 Shares
LUX SA – 99.99%
NGH – .01%
NGH LUXEMBOURG S. à. r. L (LUX SA)
Common Stock: 225,739 Shares
NGH– 60.34%
NETHER – 39.66%
NGH UK, LTD.
NGH – 100%
NGH NETHERLANDS B.V. (NETHER)
NW Corp – 99.84%
NGH – .16%
GVH PARTICIPACOES e EMPREENDIMENTOS LTDA. (GVH)
NGH – 100%
VIDA SEGURADORA SA
Common Stock: 1,121,362,977 Shares
GVH – 99.45%
NATIONWIDE SERVICES SP. Z O.O.
Common Stock: 24,906 Shares
NGH – 100%
NATIONWIDE GLOBAL FINANCE, LLC
Single Member Limited Liability Company
NGH – 100%
EUROPEWIDE LIFE S.A. (EWL)
LUX SA – 100%
NATIONWIDE FINANCIAL SP. Z O.O.
Common Stock: 25,700 Shares
NGH – 100%
NATIONWIDE GLOBAL SERVICES EIG
PEL – 50%
NGH – 50%
SIAM AR-NA-KHET COMPANY LTD. (SIAM)
NGH – 48.99%
NATIONWIDE BETTER HEALTH, INC. (NHB)
NW Corp–100%
FUTUREHEALTH HOLDING COMPANY (FHC)
NBH–100%
FUTUREHEALTH CORPORATION
FHC–100%
FUTUREHEALTH TECHNOLOGIES CORPORATION
FHC–100%
MEDPROSOLUTIONS, INC.
Gates–100%
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
GATESMCDONALD DTC, LLC
Gates–100%
GATESMCDONALD DTAO, LLC
Gates–100%
GATESMCDONALD NTNHP, LLC
Gates–100%

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

September 30, 2006

(Nationwide Corp. subsidiaries)

Page 3

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: Control
Class A Public-100%
Class B NW Corp-100%
TBG INSURANCE SERVICES CORP.
NFS-69%
TBG AVIATION, LLC
TBG-12.5%
TBG DANCO INSURANCE SERVICES CORPORATION
TBG-100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
TBG-100%
TBG FINANCIAL & INSURANCE SERVICES CORPORATION OF HAWAII
TBG-100%
MULLIN TBG INSURANCE AGENCY SERVICES, LLC
TBG-50%
TGB ADVISORY SERVICESCORPORATION
TBG-100%
TEAMSTAFF, INC.
Common Stock: 15,710,000 Shares
NW Life-14%
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Common Stock: 66,000 Shares
NW Life-100%
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NW Life-100%
NATIONWIDE PROPERTIES, LTD.
Units:
NW Life-97.6%
Casualty-2.4%
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
TEXAS HOUSING FUND, LLC
NW Life-6.58%
NW Indemnity-8.68%
LIFE REO HOLDINGS LLC (REO)
NW LIFE-100%
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
NFS DISTRIBUTORS, INC. (NFSDI)
NFS-100%
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA - 100%
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NLICA - 100%
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
NLICA - 100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF ALABAMA, INC.
Common Stock: 10,000 Shares
NFIDAI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF OHIO, INC
NFIDAI-100%
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS INSURANCE AGENCY, INC. OF MASS.
Common Stock: 100 Shares
NFIDAI-100%
FINANCIAL HORIZONS DISTRIBUTORS AGENCY OF TEXAS,
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. OF NEW MEXICO
Common Stock: 100 Shares
NFIDAI-100%
THE 401(k) COMPANIES, INC. (401(k))
NFSDI-100%
401(k) INVESTMENT SERVICES, INC.
Common Stock: 1,000,000 Shares
401(k)-100%
401(k) INVESTMENT ADVISORS, INC.
Common Stock: 1,000 Shares
401(k)-100%
THE 401(k) COMPANY
Common Stock:
401(k)-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
1717 INSURANCE AGENCY OF TEXAS, INC.
1717 CAPITAL MANAGEMENT COMPANY
NPHC - 100%
1717 ADVISORY SERVICES, INC.
RCMD - 100%
RCMD FINANCIAL SERVICES, INC. (RCMD)
NPHC - 100%
1717 BROKERAGE SERVICES, INC. (BSI)
RCMD - 100%
PROVESTCO, INC.
NPHC - 100%
1717 INSURANCE AGENCY OF MASSACHUSETTS, INC.
BSI - 100%
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC - 100%
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
September 30, 2006

(NFS subsidiaries)

Page 4

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
(See Page 1)
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
GARTMORE GLOBAL ASSET MANAGEMENT TRUST (GGAMT)
NW Corp.–100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS, LTD. (NAMHL)
GGAMT–100%
GARTMORE GLOBAL INVESTMENTS, INC. (GGI)
Common Stock: 958,750 Shares
NAMHL–100%
Preferred Stock: 500,000 Shares
NAMHL–100%
AUDENSTAR LIMITED (AL)
NAMHL – 100%
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NAMHL – 79%
AL – 21%
GARTMORE RIVERVIEW II, LLC (River II)
RIG – 100%
GARTMORE RIVERVIEW, LLC (River)
River II – 70%
GARTMORE RIVERVIEW POLYPHONY,LLC
River – .02%
Casualty – 89.07%
Fire – 10.91%
GARTMORE MUTUAL FUND CAPITAL TRUST
DELAWARE BUSINESS TRUST
GARTMORE S.A. CAPITAL TRUST (GSA)
DELAWARE BUSINESS TRUST
GARTMORE GLOBAL ASSET MANAGEMENT, INC. (GGAMI)
GSA–100%
GGI MGT LLC (GGIMGT)
GGAMI - 100%
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
GGIMGT - 10% (common units)
GGV - 75% (preferred units)
GARTMORE SEPARATE ACCOUNTS, LLC
GSA–60%
GARTMORE EMERGING MANAGERS, LLC (GEM)
GSA–100%
NORTHPOINTE CAPITAL LLC
GEM–65%
GARTMORE INVESTORS SERVICES, INC.
Common Stock: 5 Shares
GGAMI–100%
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
GARTMORE DISTRIBUTION SERVICES, INC.
Common Stock: 10,000 Shares
GGAMI–100%
GARTMORE MORLEY FINANCIAL SERVICES, INC. (MORLEY)
Common Stock: 82,343 Shares
GGAMI–100%
GARTMORE GLOBAL VENTURES, INC. (GGV)
GGAMI–100%
CORVIANT CORPORATION (CC)
Common Stock: 450,000 Shares
Series A Preferred: 250,000 Shares
GGAMI–100%
GARTMORE MORLEY CAPITAL MANAGEMENT, INC
Common Stock: 500 Shares
Morley–100%
GARTMORE TRUST COMPANY
Common Stock: 2,000 Shares
Morley–100%
GARTMORE MORLEY & ASSOCIATES, INC.
Common Stock: 8,500 Shares
Morley–100%

Subsidiary Companies – Solid Line
Contractual Association – Double Line
Limited Liability Company – Dotted Line

September 30, 2006

(Gartmore subsidiaries)

Page 5

Item 27.                                           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 16,395 and 22,726, respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of Security Benefit Life Insurance Company, acts as investment adviser:

Security Equity Fund
Security Income Fund
Security Large Cap Value Fund
Security Municipal Bond Fund
SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

(a) (3)	SDI acts as principal underwriter for the following Commonwealth and Life Insurance Company Separate Accounts:

VEL Account
VEL II Account
VEL III Account
Separate Account III
Select Separate Account II
Inheiritage Account
Group VEL Account
Separate Account IMO
Separate Account FUVUL
Separate Account KGC
Separate Account KG
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account

(a) (4)	SDI acts as principal underwriter for the following First Allmerica Financial Life Insurance
Company Separate Accounts:

VEL II Account
Separate Account SPVL
Allmerica Select Separate Account II
Inheirtage Account
Group VEL Account
Separate Account IMO
Separate Account KG
Separate Account KGC
Separate Account VA-P
Separate Account VA-K
Separate Account VA-K - Delaware Medallion Annuity Contracts
Allmerica Select Separate Account
Fulcrum Separate Account

(b)(1)	NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215.

(b) (2)                      Directors and Officers of SDI:
Gregory J. Garvin, President and Director
Michael G. Odlum, Vice President and Director
Thomas R. Kaehr, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Brenda M. Harwood, Vice President, Assistant Treasurer and Director
Frank Memmo, Vice President and Director
Richard M. Goldman, Director
(Connecticut Business Center 6 Landmark Square #471 Stamford, CT  06901-2704)
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated

(c)(1)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
(c)(2)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, Inc.	$68,996,259	$7,822,342	$0	$8,447,247

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 20th day of April, 2007.
NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact